                       -------------------------------
                       SANFORD C. BERNSTEIN FUND, INC.
                       -------------------------------


                              SEMIANNUAL REPORT
                                 MARCH 31, 1999


                                Fixed-Income &
                       International-Equity Investments

     This publication must be accompanied or preceded by a prospectus of the
        Sanford C. Bernstein Fund, Inc., which should be read carefully before investing.

Table of Contents

                            Portfolio Returns...................2


                          To Our Shareholders...................3


         Statements of Assets and Liabilities...................4


                     Statements of Operations...................6


          Statements of Changes in Net Assets...................9


                         Financial Highlights..................12


                Notes to Financial Statements..................22


                       Directors and Officers..................inside back cover

Portfolio Returns(1)
THROUGH MARCH 31, 1999


                                                   TOTAL RETURNS                COMPOUND ANNUAL RETURNS
                                                --------------------     ------------------------------------
                                                PAST SIX      PAST 12       PAST          PAST        SINCE
                                                 MONTHS       MONTHS     FIVE YEARS     10 YEARS     INCEPTION   INCEPTION DATE
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
SANFORD C. BERNSTEIN FUND PORTFOLIOS
-----------------------------------------------------------------------------------------------------------------------------------
  International Value(2)                          15.5%        (3.1)%        9.3%          --          11.7%        June 22, 1992
-----------------------------------------------------------------------------------------------------------------------------------
  Emerging Markets Value(2)                                                                                     December 15, 1995
     Before deduction of purchase and
     redemption fees described below              38.8        (19.9)          --           --          (8.9)
     After deduction of 2% purchase and
     2% redemption fees--both paid
     to the portfolio, not to Bernstein           33.3        (23.1)          --           --         (10.0)
-----------------------------------------------------------------------------------------------------------------------------------
  Intermediate Duration                            0.9          5.6          6.9           8.5%         8.4      January 17, 1989
-----------------------------------------------------------------------------------------------------------------------------------
  Short Duration Plus                              1.9          5.5          5.6           6.8          6.8     December 12, 1988
-----------------------------------------------------------------------------------------------------------------------------------
  Government Short Duration                        1.3          5.1          5.3           6.4          6.4       January 3, 1989
-----------------------------------------------------------------------------------------------------------------------------------
  Diversified Municipal                            1.4          4.7          5.8           6.6          6.4       January 9, 1989
-----------------------------------------------------------------------------------------------------------------------------------
  California Municipal                             1.3          5.1          5.8           --           6.3        August 6, 1990
-----------------------------------------------------------------------------------------------------------------------------------
  New York Municipal                               1.6          5.2          5.8           6.7          6.5       January 9, 1989
-----------------------------------------------------------------------------------------------------------------------------------
  Short Duration Diversified Municipal             1.9          4.0           --           --           4.3       October 3, 1994
-----------------------------------------------------------------------------------------------------------------------------------
  Short Duration California Municipal              1.7          3.8           --           --           4.1       October 3, 1994
-----------------------------------------------------------------------------------------------------------------------------------
  Short Duration New York Municipal                1.8          3.8           --           --           4.1       October 3, 1994


Lipper Mutual-Fund Composites(3)
-----------------------------------------------------------------------------------------------------------------------------------
  Foreign Stock Composite                         18.3%        (0.1)%        8.1%
-----------------------------------------------------------------------------------------------------------------------------------
  Intermediate Bond Composite                     (0.5)         5.3          6.7
-----------------------------------------------------------------------------------------------------------------------------------
  Short-Term Bond Composite                        1.3          5.1          5.6
-----------------------------------------------------------------------------------------------------------------------------------
  Intermediate Municipal Composite                 1.0          4.9          5.9
-----------------------------------------------------------------------------------------------------------------------------------
  Short-Term Municipal Composite                   1.6          4.1          4.4


MARKET BENCHMARKS
-----------------------------------------------------------------------------------------------------------------------------------
  Major Foreign Markets Index (MSCI EAFE)(4)      24.9%         8.6%        12.8%
-----------------------------------------------------------------------------------------------------------------------------------
  MSCI Emerging Markets Free Index                32.7        (21.0)        (5.3)
-----------------------------------------------------------------------------------------------------------------------------------
  Lipper Emerging-Markets Index                   24.7        (26.6)          --
-----------------------------------------------------------------------------------------------------------------------------------
  Lehman Brothers Aggregate Bond Index            (0.2)         6.5          7.8
-----------------------------------------------------------------------------------------------------------------------------------
  Inflation                                        0.9          1.7          2.3


-----------------------------------------------------------------------------------------------------------------------------------
1    Except where noted for Emerging Markets Value, results are after all fees and expenses. Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

2    International Value and Emerging Markets Value returns throughout this report include dividends net of withholding taxes.

3    Lipper composites are the equal-weighted average returns of the mutual funds in the relevant Lipper Analytical Services categories; the average fund in a category may differ in composition from Bernstein's portfolios.

4    Morgan Stanley Capital International (MSCI) EAFE index of major foreign markets in Europe, Australia and the Far East, with currencies half-hedged and countries weighted according to gross domestic product
-----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
2 Sanford C. Bernstein Fund, Inc.

To Our
Shareholders:

It was with deep sadness that we marked the passing of our founder and inspiration, Zalman C. Bernstein, on January 6; he was 72. Although he was taken too early, he left us a tremendous legacy, one that we endeavor every day to uphold.

U.S. stocks passed a milestone this spring when the Dow Jones index crossed the 10,000 mark. But perhaps the most significant investment story of the past six months unfolded abroad: Japan and the emerging markets rebounded from their doldrums, as the Asian crisis eased. Japanese stocks soared 42.3% in dollar terms, in the best six-month gain for Tokyo in six years. For their part, the emerging markets surged back from their precipitous decline, with a 32.7% return in dollars. And Bernstein's Emerging Markets Value portfolio did even better: 38.8%. Bond returns slipped some as interest rates rose, but were still well in excess of inflation, and handily beat the competition (see Portfolio Returns, opposite).

      For Bernstein Fund investors, the past six months were a compelling demonstration of why diversification among markets can be critical to superior long-term returns. Clearly, markets don't all move alike, or predictably. In fact, as the display at right attests, they have routinely traded off leadership over the years. Most recently, the U.S. market has surged ahead, but the emerging markets stood out in the prior period, and in the four years before that, the major foreign markets were at the forefront.

      Rotations among markets have been especially notable lately. Even as Japan and the emerging markets were regaining lost ground, Europe fell back in the first quarter, declining 2.1%, following a robust 28.5% rise in 1998. Germany, for instance, was up 29.4% in 1998, but plunged 9.3% in the first quarter. In the mixed environment of the past six months, International Value achieved a respectable 15.5% return.

      Investing in a combination of markets has thus been important to tempering risk by limiting losses in the worst-performing markets. But diversification has also augmented returns by allowing participation in the best-performing. And by smoothing returns year to year, it has actually enhanced them.


LEADERSHIP ROTATES AMONG MARKETS: Lately, the U.S. has been dominant...

                           [Line Chart Appears Here]

Growth of $1 (Dec 94-Dec 98)

                              Emerging         Major Foreign
                              Markets++           Markets+              U.S.*

          Dec-94                   1                   1                   1
         1/31/95                0.89                0.96                1.03
         2/28/95                0.87                0.96                1.07
         3/31/95                0.88                1.02                 1.1
         4/28/95                0.92                1.06                1.13
         5/31/95                0.96                1.04                1.17
         6/30/95                0.97                1.03                 1.2
         7/31/95                0.99                1.09                1.24
         8/31/95                0.97                1.05                1.25
         9/29/95                0.96                1.07                 1.3
        10/31/95                0.92                1.04                1.29
        11/30/95                0.91                1.07                1.35
          Jan-96                0.95                1.11                1.38
         1/31/96                1.02                1.12                1.42
         2/29/96                   1                1.12                1.44
         3/29/96                1.01                1.14                1.45
         4/30/96                1.05                1.18                1.47
         5/31/96                1.04                1.16                1.51
         6/28/96                1.05                1.16                1.51
         7/31/96                0.98                1.13                1.45
         8/30/96                   1                1.13                1.48
         9/30/96                1.01                1.16                1.56
        10/31/96                0.98                1.15                 1.6
        11/29/96                   1                1.19                1.73
          Jan-97                1.01                1.18                1.69
         1/31/97                1.07                1.14                 1.8
         2/28/97                1.12                1.16                1.81
         3/31/97                1.09                1.16                1.74
         4/30/97                1.09                1.17                1.84
         5/31/97                1.12                1.24                1.95
         6/30/97                1.18                1.31                2.04
         7/31/97                 1.2                1.33                 2.2
         8/29/97                1.05                1.23                2.08
         9/30/97                1.08                 1.3                2.19
        10/31/97                 0.9                 1.2                2.12
        11/28/97                0.87                1.19                2.22
          Jan-98                0.89                 1.2                2.26
         1/31/98                0.82                1.26                2.28
         2/28/98                 0.9                1.34                2.45
         3/31/98                0.94                1.38                2.57
         4/30/98                0.93                1.39                 2.6
         5/29/98                0.81                1.38                2.55
         6/30/98                0.72                1.39                2.66
         7/31/98                0.74                1.41                2.63
         8/31/98                0.53                1.23                2.25
         9/30/98                0.56                1.19                2.39
        10/31/98                0.62                1.32                2.59
          Nov-98                0.67                1.39                2.74
          Dec-98                0.66                1.44                 2.9

 ...but emerging markets were the
stars before that...


                          [Line Chart Appears Here]

Growth of $1 (Aug 87-Nov 94)

                           Emerging        Major Foreign
                           Markets            Markets              U.S.

         Aug-87                 1                  1                  1
        9/30/87              1.15               0.98               0.98
       10/30/87              0.86               0.85               0.77
       11/30/87              0.78               0.85                0.7
       12/31/87              0.74               0.88               0.76
        1/29/88              0.82                0.9               0.79
        2/29/88              0.82               0.96               0.83
        3/31/88              0.91               1.01                0.8
        4/29/88              0.96               1.03               0.81
        5/31/88              0.99                  1               0.82
        6/30/88              1.02               0.97               0.85
        7/29/88              0.99                  1               0.85
        8/31/88              0.97               0.94               0.82
        9/30/88              1.03               0.98               0.86
       10/31/88              1.02               1.06               0.88
       11/30/88              1.02               1.12               0.87
       12/30/88              1.05               1.13               0.88
        1/31/89              1.03               1.15               0.95
        2/28/89              1.11               1.15               0.92
        3/31/89              1.22               1.13               0.95
        4/28/89              1.45               1.14               0.99
        5/31/89              1.47               1.08               1.03
        6/30/89               1.3               1.06               1.03
        7/31/89              1.38                1.2               1.12
        8/31/89              1.41               1.14               1.14
        9/29/89              1.59               1.19               1.14
       10/31/89              1.61               1.15               1.11
       11/30/89              1.54                1.2               1.14
       12/29/89              1.73               1.25               1.16
        1/31/90              1.78                1.2               1.08
        2/28/90              1.85               1.12                1.1
        3/30/90               1.6                  1               1.13
        4/30/90              1.72               0.99                1.1
        5/31/90              1.86               1.11                1.2
        6/29/90              1.92                1.1                1.2
        7/31/90              2.09               1.11               1.19
        8/31/90              1.82                  1               1.08
        9/28/90              1.59               0.86               1.03
       10/31/90              1.56                  1               1.03
       11/30/90              1.48               0.94               1.09
       12/31/90              1.54               0.96               1.12
        1/31/91              1.67               0.99               1.17
        2/28/91              1.91               1.09               1.26
        3/29/91              1.99               1.03               1.29
        4/30/91              2.01               1.04               1.29
        5/31/91              2.17               1.05               1.35
        6/28/91              2.09               0.97               1.28
        7/31/91               2.2               1.02               1.34
         Aug-91              2.25                  1               1.38
        9/30/91              2.16               1.05               1.35
       10/31/91              2.25               1.07               1.37
       11/29/91              2.22               1.02               1.31
       12/31/91              2.47               1.07               1.47
        1/31/92              2.75               1.05               1.44
        2/28/92              2.88               1.01               1.46
        3/31/92              2.97               0.94               1.43
        4/30/92              2.95               0.95               1.47
        5/29/92              2.94               1.01               1.48
        6/30/92              2.65               0.96               1.46
        7/31/92              2.68               0.94               1.51
        8/31/92              2.55                  1               1.48
        9/30/92              2.56               0.98                1.5
       10/30/92               2.7               0.93               1.51
       11/30/92              2.67               0.94               1.56
         Jan-93              2.75               0.94               1.58
        1/29/93              2.76               0.94               1.59
        2/26/93              2.81               0.97               1.61
        3/31/93               2.9               1.05               1.65
        4/30/93              2.97               1.15               1.61
        5/31/93              3.05               1.18               1.65
        6/30/93              3.14               1.16               1.65
        7/30/93              3.22                1.2               1.65
        8/31/93               3.5               1.26               1.71
        9/30/93              3.62               1.24                1.7
       10/29/93              3.95               1.27               1.73
       11/30/93              4.12               1.16               1.72
       12/31/93              4.81               1.25               1.74
        1/31/94              4.89               1.35                1.8
        2/28/94              4.81               1.35               1.75
        3/31/94              4.37               1.29               1.67
        4/29/94              4.28               1.35               1.69
        5/31/94              4.43               1.34               1.72
        6/30/94              4.31               1.36               1.68
        7/29/94              4.58               1.37               1.73
        8/31/94              5.15                1.4                1.8
        9/30/94               5.2               1.36               1.76
       10/31/94              5.11                1.4                1.8
         Nov-94              4.84               1.34               1.73


 ...and the major foreign markets led the pack in the prior period


                          [Line Chart Appears Here]

Growth of $1 (Apr 84 -- Jul 87)

                             Emerging         Major Foreign
                             Markets             Markets              U.S.

        Apr-84                   1                   1                  1
       5/31/84                1.03                 0.9               0.95
       6/29/84                1.01                 0.9               0.97
       7/31/84                0.99                0.84               0.95
       8/31/84                1.04                0.91               1.06
       9/28/84                   1                 0.9               1.06
      10/31/84                   1                0.93               1.06
      11/30/84                1.14                0.93               1.05
        Dec-84                1.19                0.95               1.08
       1/31/85                1.15                0.97               1.16
       2/28/85                1.14                0.96               1.18
       3/29/85                1.15                1.04               1.18
       4/30/85                1.14                1.03               1.18
       5/31/85                1.19                1.08               1.25
       6/28/85                1.26                1.11               1.27
       7/31/85                 1.3                1.16               1.27
        Aug-85                1.36                 1.2               1.26
       9/30/85                 1.5                1.27               1.22
      10/31/85                1.61                1.36               1.27
      11/29/85                1.63                1.41               1.36
            86                1.52                1.48               1.43
       1/31/86                 1.5                1.52               1.43
       2/28/86                1.53                1.69               1.54
       3/31/86                 1.7                1.92               1.63
       4/30/86                1.84                2.05               1.61
       5/30/86                1.92                1.96                1.7
       6/30/86                1.92                2.09               1.72
       7/31/86                1.91                2.22               1.63
       8/29/86                1.82                2.44               1.75
       9/30/86                1.74                2.41                1.6
      10/31/86                1.83                2.25               1.69
      11/28/86                1.69                2.38               1.74
        Dec-87                1.72                2.51               1.69
       1/30/87                1.73                2.77               1.92
       2/27/87                1.79                2.86                  2
       3/31/87                1.83                3.09               2.05
       4/30/87                2.01                3.42               2.03
       5/29/87                2.04                3.42               2.05
       6/30/87                2.09                3.31               2.16
        Jul-87                2.41                 3.3               2.26


*  S&P 500
+ Morgan Stanley Capital International Europe, Australia and Far East index ++ Emerging Markets Free index (reconstructed for the period 4/84-12/84 from
   International Finance Corporation data)
   Source: IFC, MSCI and Standard & Poor's


--------------------------------------------------------------------------------
                                                      1999 Semiannual Report   3

Sanford C. Bernstein Fund, Inc.

Statements of Assets and Liabilities--March 31, 1999 (Unaudited)

                                                              BERNSTEIN         BERNSTEIN          BERNSTEIN          BERNSTEIN
                                                            INTERNATIONAL        EMERGING         INTERMEDIATE          SHORT
                                                                VALUE          MARKETS VALUE        DURATION        DURATION PLUS
                                                              PORTFOLIO          PORTFOLIO         PORTFOLIO          PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments in securities at value--unaffiliated
    issuers (a)                                            $5,345,362,452      $483,436,890     $2,758,331,217      $550,199,891
  Investments in securities at value--affiliated
    issuers (Note 3)(b)                                                 0        29,662,283                  0                 0
  Foreign currency at value (c)                                73,284,273         5,912,155          2,162,756           503,266
  Cash in bank                                                        591                44                243               498
  Receivables:
    Interest                                                       30,978               469         25,668,845         5,464,642
    Dividends                                                  28,416,157         1,247,688                  0                 0
    Investment securities sold                                 59,629,586         1,079,157         14,408,441                 0
    Capital shares sold                                         7,237,912           712,820          7,592,327           806,770
    Foreign withholding tax reclaims                            4,617,159                 0                  0                 0
    Margin due from broker on futures contracts                   237,332                 0            256,399            34,578
  Unamortized organization expenses (Note 1)                            0            16,770                  0                 0
  Collateral held for securities loaned, at value
    (Note 1)                                                1,666,640,950                 0                  0                 0
  Other assets                                                     60,555            17,109             25,328             6,025
  Appreciation on foreign currency contracts (Note 3D)         15,783,690                 0          2,671,592           377,708
                                                           --------------      ------------     --------------      ------------
  Total assets                                              7,201,301,635       522,085,385      2,811,117,148       557,393,378
                                                           --------------      ------------     --------------      ------------
LIABILITIES
  Payables:
    Dividends to shareholders                                      88,916             3,083          4,858,951           976,985
    Investment securities purchased                             3,548,147           483,097        244,811,866         3,566,841
    Capital shares redeemed                                    14,795,513           251,199          1,343,144         1,357,512
    Management fee (Note 2)                                     4,287,944           524,660          1,022,063           239,285
    Shareholder servicing and administration fee (Note 2)       1,143,906           104,932            217,688            47,857
    Accrued expenses                                              916,570           204,376            142,475            45,682
    Organization costs payable to the manager                           0                 0                  0                 0
    Foreign withholding taxes                                   2,952,840           109,597              3,074               402
    Margin owed to broker on futures contracts                    809,806                 0                  0                 0
  Depreciation on foreign currency contracts (Note 3D)          1,601,522                 0                  0                 0
  Securities lending collateral, at value (Note 1)          1,666,640,950                 0                  0                 0
                                                           --------------      ------------     --------------      ------------
  Total liabilities                                         1,696,786,114         1,680,944        252,399,261         6,234,564
                                                           --------------      ------------     --------------      ------------
  NET ASSETS (d)                                           $5,504,515,521      $520,404,441     $2,558,717,887      $551,158,814
                                                           ==============      ============     ==============      ============
  NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                                       $18.46            $13.87             $13.04            $12.44
                                                           ==============      ============     ==============      ============
NET ASSETS CONSIST OF:
  Capital stock, at par                                    $      298,241      $     37,509     $      196,271      $     44,303
  Additional paid-in capital                                5,042,492,693       721,625,253      2,579,013,678       557,541,505
  Undistributed net investment income/(excess
    distributions)                                             (7,472,745)       (3,403,425)        (6,331,130)         (909,123)
  Accumulated undistributed net realized gain (loss)
  on investments, futures and foreign currencies              167,455,293       (69,069,635)         2,044,573        (4,898,707)
  Unrealized appreciation (depreciation) of:
    Investments and futures                                   287,505,610      (128,671,349)       (18,651,582)         (946,562)
    Foreign currencies                                         14,236,429          (113,912)         2,446,077           327,398
                                                           --------------      ------------     --------------      ------------
                                                           $5,504,515,521      $520,404,441     $2,558,717,887      $551,158,814
                                                           ==============      ============     ==============      ============

(a) Cost: $5,076,954,546; $595,963,531; $2,777,233,331; $551,379,805;
$128,944,461; $1,419,081,965; $572,919,280; $819,648,497; $187,273,206;
$96,371,664; and $96,086,236, respectively (Note 1) (b) Cost: $45,806,991 (Note
1) (c) Cost: $73,663,697; $5,996,528; $2,342,452; and $547,064, respectively
(Note 1) (d) Applicable to: 298,239,811; 37,511,361; 196,269,666; 44,301,423;
10,358,353; 105,010,825; 42,018,837; 61,877,361; 14,027,111; 7,603,822; and
7,704,595 shares of capital stock outstanding, respectively.

See Notes to Financial Statements. The Schedules of Investments, an integral part of the financial statements for each Portfolio, are included as inserts to this Report.
--------------------------------------------------------------------------------
4     Sanford C. Bernstein Fund, Inc.

                                                               BERNSTEIN         BERNSTEIN          BERNSTEIN          BERNSTEIN
                                                              GOVERNMENT        DIVERSIFIED         CALIFORNIA         NEW YORK
                                                            SHORT DURATION       MUNICIPAL          MUNICIPAL          MUNICIPAL
                                                               PORTFOLIO         PORTFOLIO          PORTFOLIO          PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments in securities at value--unaffiliated
    issuers (a)                                            $128,854,480      $1,453,195,268       $589,628,245        $842,951,278
  Investments in securities at value--affiliated
    issuers (Note 3)(b)                                               0                   0                  0                   0
  Foreign currency at value (c)                                       0                   0                  0                   0
  Cash in bank                                                       31                 284             14,862               2,111
  Receivables:
    Interest                                                  2,015,357          19,588,362          8,378,866          12,644,660
    Dividends                                                         0                   0                  0                   0
    Investment securities sold                                        0             105,387          5,006,003              90,316
    Capital shares sold                                         191,660           5,279,312          2,616,690           1,853,610
    Foreign withholding tax reclaims                                  0                   0                  0                   0
    Margin due from broker on futures contracts                   9,141                   0                  0                   0
  Unamortized organization expenses (Note 1)                          0                   0                  0                   0
  Collateral held for securities loaned, at value
    (Note 1)                                                          0                   0                  0                   0
  Other assets                                                    1,397              13,614              5,189               7,985
  Appreciation on foreign currency contracts (Note 3D)                0                   0                  0                   0
                                                           ------------      --------------       ------------        ------------
  Total assets                                              131,072,066       1,478,182,227        605,649,855         857,549,960
                                                           ------------      --------------       ------------        ------------
LIABILITIES
  Payables:
    Dividends to shareholders                                   197,498           1,865,520            716,437           1,085,264
    Investment securities purchased                             704,345          20,014,568         13,462,399           3,779,290
    Capital shares redeemed                                     204,610           1,642,793            282,885             931,849
    Management fee (Note 2)                                      56,485             596,742            249,970             361,980
    Shareholder servicing and administration fee (Note 2)        11,297             123,172             49,994              72,396
    Accrued expenses                                             26,949             119,611             65,486              81,346
    Organization costs payable to the manager                         0                   0                  0                   0
    Foreign withholding taxes                                         0                   0                  0                   0
    Margin owed to broker on futures contracts                        0                   0                  0                   0
  Depreciation on foreign currency contracts (Note 3D)                0                   0                  0                   0
  Securities lending collateral, at value (Note 1)                    0                   0                  0                   0
                                                           ------------      --------------       ------------        ------------
  Total liabilities                                           1,201,184          24,362,406         14,827,171           6,312,125
                                                           ------------      --------------       ------------        ------------
  NET ASSETS (d)                                           $129,870,882      $1,453,819,821       $590,822,684        $851,237,835
                                                           ============      ==============       ============        ============
  NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                                     $12.54              $13.84             $14.06              $13.76
                                                           ============      ==============       ============        ============
NET ASSETS CONSIST OF:
  Capital stock, at par                                    $     10,359      $      105,012       $     42,019        $     61,878
  Additional paid-in capital                                131,038,644       1,410,218,805        573,222,589         823,992,446
  Undistributed net investment income/(excess
    distributions)                                               55,344              32,266            (31,860)              9,519
  Accumulated undistributed net realized gain (loss)
  on investments, futures and foreign currencies             (1,203,069)          9,350,435            880,971           3,871,211
  Unrealized appreciation (depreciation) of:
    Investments and futures                                     (30,396)         34,113,303         16,708,965          23,302,781
    Foreign currencies                                                0                   0                  0                   0
                                                           ------------      --------------       ------------        ------------
                                                           $129,870,882      $1,453,819,821       $590,822,684        $851,237,835
                                                           ============      ==============       ============        ============


                                                                BERNSTEIN           BERNSTEIN           BERNSTEIN
                                                             SHORT DURATION      SHORT DURATION      SHORT DURATION
                                                               DIVERSIFIED         CALIFORNIA           NEW YORK
                                                                 MUNICIPAL          MUNICIPAL           MUNICIPAL
                                                                PORTFOLIO           PORTFOLIO           PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments in securities at value--unaffiliated
    issuers (a)                                                $187,820,540        $96,626,046         $96,158,873
  Investments in securities at value--affiliated
    issuers (Note 3)(b)                                                   0                  0                   0
  Foreign currency at value (c)                                           0                  0                   0
  Cash in bank                                                          706                122              50,638
  Receivables:
    Interest                                                     2,769,150          1,498,040           1,427,657
    Dividends                                                            0                  0                   0
    Investment securities sold                                           0                  0                   0
    Capital shares sold                                            139,614            844,338             107,700
    Foreign withholding tax reclaims                                     0                  0                   0
    Margin due from broker on futures contracts                          0                  0                   0
  Unamortized organization expenses (Note 1)                         4,324                762                 862
  Collateral held for securities loaned, at value
    (Note 1)                                                             0                  0                   0
  Other assets                                                       1,530                908                 938
  Appreciation on foreign currency contracts (Note 3D)                   0                  0                   0
                                                              ------------        -----------         -----------
  Total assets                                                 190,735,864         98,970,216          97,746,668
                                                              ------------        -----------         -----------
LIABILITIES
  Payables:
    Dividends to shareholders                                      189,526             91,555             103,735
    Investment securities purchased                             12,991,088          2,811,843           1,420,169
    Capital shares redeemed                                      1,086,159            386,674             100,930
    Management fee (Note 2)                                         75,670             40,330              40,655
    Shareholder servicing and administration fee (Note 2)           15,134              8,066               8,131
    Accrued expenses                                                40,031             26,199              33,980
    Organization costs payable to the manager                        4,941              1,061               1,187
    Foreign withholding taxes                                            0                  0                   0
    Margin owed to broker on futures contracts                           0                  0                   0
  Depreciation on foreign currency contracts (Note 3D)                   0                  0                   0
  Securities lending collateral, at value (Note 1)                       0                  0                   0
                                                              ------------        -----------         -----------
  Total liabilities                                             14,402,549          3,365,728           1,708,787
                                                              ------------        -----------         -----------
  NET ASSETS (d)                                              $176,333,315        $95,604,488         $96,037,881
                                                              ============        ===========         ===========
  NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE                                        $12.57             $12.57              $12.47
                                                              ============        ===========         ===========
NET ASSETS CONSIST OF:
  Capital stock, at par                                       $     14,027        $     7,604         $     7,705
  Additional paid-in capital                                   175,356,972         95,139,854          96,001,225
  Undistributed net investment income/(excess
    distributions)                                                  (9,678)           (20,838)                172
  Accumulated undistributed net realized gain (loss)
  on investments, futures and foreign currencies                   424,660            223,486             (43,858)
  Unrealized appreciation (depreciation) of:
    Investments and futures                                        547,334            254,382              72,637
    Foreign currencies                                                   0                  0                   0
                                                              ------------        -----------         -----------
                                                              $176,333,315        $95,604,488         $96,037,881
                                                              ============        ===========         ===========




See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                    1999 Semiannual Report     5

Sanford C. Bernstein Fund, Inc.

Statements of Operations for the Six Months Ended March 31, 1999 (Unaudited)



                                                              BERNSTEIN              BERNSTEIN                BERNSTEIN
                                                            INTERNATIONAL             EMERGING              INTERMEDIATE
                                                                VALUE              MARKETS VALUE              DURATION
                                                              PORTFOLIO              PORTFOLIO                PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Income:
    Interest                                               $   3,840,957                348,057              $80,976,556
    Dividends--unaffiliated issuers (net of foreign
    withholding taxes of $4,090,888 and $337,927)             36,426,032              2,963,774                        0
    Dividends--affiliated issuers (net of foreign
    withholding taxes of $0 and $216,110)                              0                656,195                        0
                                                            ------------           ------------              -----------
  Total income                                                40,266,989              3,968,026               80,976,556
                                                            ------------           ------------              -----------
  Expenses (Notes 1 and 2):
    Management fee                                            24,704,475              2,834,145                6,007,825
    Shareholder servicing and administration fee               6,585,337                566,829                1,279,669
    Custodian and transfer agent fees                          1,386,711                455,020                  181,152
    Auditing and tax consulting fees                              67,129                  8,316                   30,789
    Insurance                                                     31,513                  3,088                   12,946
    Directors' fees and expenses                                  37,727                  3,099                   16,038
    Legal fees                                                    24,774                  1,347                    4,342
    Registration fees                                             38,322                 24,187                   45,857
    Printing                                                      35,519                 11,433                   13,351
    Amortization of organization expense                               0                  4,807                        0
    Miscellaneous                                                 38,477                  2,949                   19,661
                                                            ------------           ------------              -----------
  Total expenses                                              32,949,984              3,915,220                7,611,630
                                                            ------------           ------------              -----------
  Net investment income                                        7,317,005                 52,806               73,364,926
                                                            ------------           ------------              -----------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS, FUTURES
AND FOREIGN CURRENCIES
  Net realized gain (loss) from:
    Investment transactions                                  309,288,154            (37,379,570)              13,139,221
    Futures transactions                                        (550,812)                     0                 (351,432)
    Foreign currency transactions                           (141,403,248)              (530,944)              (3,020,161)
                                                            ------------           ------------              -----------
  Net realized gain (loss) on investment,
  futures and foreign currency transactions                  167,334,094            (37,910,514)               9,767,628
                                                            ------------           ------------              -----------
  Net increase (decrease) in unrealized
  appreciation/(depreciation) of:
    Investments and futures                                  579,745,055            182,401,509              (66,844,037)
    Foreign currencies                                         3,850,605                (56,362)               5,587,046
                                                            ------------           ------------              -----------
  Net increase (decrease) in unrealized appreciation/
  (depreciation) on investments, futures and foreign
  currencies                                                 583,595,660            182,345,147              (61,256,991)
                                                            ------------           ------------              -----------
  Net realized and unrealized gain (loss) on
  investments, futures and foreign currencies                750,929,754            144,434,633              (51,489,363)
                                                            ------------           ------------              -----------
  Net increase in net assets
  resulting from operations                                 $758,246,759           $144,487,439              $21,875,563
                                                            ============           ============              ===========




See Notes to Financial Statements.
--------------------------------------------------------------------------------
6     Sanford C. Bernstein Fund, Inc.

                                                              BERNSTEIN               BERNSTEIN                 BERNSTEIN
                                                                SHORT                 GOVERNMENT                DIVERSIFIED
                                                            DURATION PLUS           SHORT DURATION              MUNICIPAL
                                                              PORTFOLIO                PORTFOLIO                PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Income:
    Interest                                               $17,107,891                  $3,661,329             $33,775,726
    Dividends--unaffiliated issuers (net of foreign
    withholding taxes of $4,090,888 and $337,927)                    0                           0                       0
    Dividends--affiliated issuers (net of foreign
    withholding taxes of $0 and $216,110)                            0                           0                       0

                                                          ------------                ------------             -----------
  Total income                                              17,107,891                   3,661,329              33,775,726
                                                          ------------                ------------             -----------
  Expenses (Notes 1 and 2):
    Management fee                                           1,471,165                     347,265               3,463,198
    Shareholder servicing and administration fee               294,233                      69,453                 714,196
    Custodian and transfer agent fees                           79,740                      44,211                 160,479
    Auditing and tax consulting fees                            10,378                       4,592                  17,763
    Insurance                                                    3,967                         924                   7,029
    Directors' fees and expenses                                 4,122                       1,012                   8,630
    Legal fees                                                   1,276                         477                   2,446
    Registration fees                                           12,284                       8,013                  65,967
    Printing                                                     4,563                       1,163                   9,661
    Amortization of organization expense                             0                           0                       0
    Miscellaneous                                                5,114                       1,348                   7,151
                                                          ------------                ------------             -----------
  Total expenses                                             1,886,842                     478,458               4,456,520
                                                          ------------                ------------             -----------
  Net investment income                                     15,221,049                   3,182,871              29,319,206
                                                          ------------                ------------             -----------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS, FUTURES
AND FOREIGN CURRENCIES
  Net realized gain (loss) from:
    Investment transactions                                    700,608                     302,307               6,732,645
    Futures transactions                                      (121,198)                    (20,717)              3,461,668
    Foreign currency transactions                             (760,389)                          0                       0
                                                          ------------                ------------             -----------
  Net realized gain (loss) on investment,
  futures and foreign currency transactions                   (180,979)                    281,590              10,194,313
                                                          ------------                ------------             -----------
  Net increase (decrease) in unrealized
  appreciation/(depreciation) of:
    Investments and futures                                 (5,333,593)                 (1,652,708)            (18,447,124)
    Foreign currencies                                       1,105,334                           0                       0
                                                          ------------                ------------             -----------
  Net increase (decrease) in unrealized appreciation/
  (depreciation) on investments, futures and foreign
  currencies                                                (4,228,259)                 (1,652,708)            (18,447,124)
                                                          ------------                ------------             -----------
  Net realized and unrealized gain (loss) on
  investments, futures and foreign currencies               (4,409,238)                 (1,371,118)             (8,252,811)
                                                          ------------                ------------             -----------
  Net increase in net assets
  resulting from operations                                $10,811,811                  $1,811,753             $21,066,395
                                                          ============                ============             ===========



                                                               BERNSTEIN                BERNSTEIN
                                                              CALIFORNIA                NEW YORK
                                                               MUNICIPAL                MUNICIPAL
                                                               PORTFOLIO                PORTFOLIO
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Income:
    Interest                                               $12,908,956                 $19,668,740
    Dividends--unaffiliated issuers (net of foreign
    withholding taxes of $4,090,888 and $337,927)                    0                           0
    Dividends--affiliated issuers (net of foreign
    withholding taxes of $0 and $216,110)                            0                           0
                                                           -----------                 -----------
  Total income                                              12,908,956                  19,668,740
                                                           -----------                 -----------
  Expenses (Notes 1 and 2):
    Management fee                                           1,435,520                   2,089,020
    Shareholder servicing and administration fee               287,104                     417,804
    Custodian and transfer agent fees                           83,636                     108,878
    Auditing and tax consulting fees                             8,108                      11,413
    Insurance                                                    2,513                       4,306
    Directors' fees and expenses                                 3,280                       5,202
    Legal fees                                                   1,065                       1,554
    Registration fees                                           15,129                      14,242
    Printing                                                     3,445                       6,115
    Amortization of organization expense                             0                           0
    Miscellaneous                                                2,722                       4,652
                                                           -----------                 -----------
  Total expenses                                             1,842,522                   2,663,186
                                                           -----------                 -----------
  Net investment income                                     11,066,434                  17,005,554
                                                           -----------                 -----------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS, FUTURES
AND FOREIGN CURRENCIES
  Net realized gain (loss) from:
    Investment transactions                                  1,010,379                   2,636,277
    Futures transactions                                             0                   2,026,199
    Foreign currency transactions                                    0                           0
                                                           -----------                 -----------
  Net realized gain (loss) on investment,
  futures and foreign currency transactions                  1,010,379                   4,662,476
                                                           -----------                 -----------
  Net increase (decrease) in unrealized
  appreciation/(depreciation) of:
    Investments and futures                                 (4,315,536)                 (8,603,573)
    Foreign currencies                                               0                           0
                                                           -----------                 -----------
  Net increase (decrease) in unrealized appreciation/
  (depreciation) on investments, futures and foreign
  currencies                                                (4,315,536)                 (8,603,573)
                                                           -----------                 -----------
  Net realized and unrealized gain (loss) on
  investments, futures and foreign currencies               (3,305,157)                 (3,941,097)
                                                           -----------                 -----------
  Net increase in net assets
  resulting from operations                                $ 7,761,277                 $13,064,457
                                                           ===========                 ===========




See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                    1999 Semiannual Report     7

Sanford C. Bernstein Fund, Inc.

Statements of Operations for the Six Months Ended March 31, 1999 (Unaudited) (continued)



                                                                 BERNSTEIN                 BERNSTEIN                  BERNSTEIN
                                                              SHORT DURATION             SHORT DURATION             SHORT DURATION
                                                                DIVERSIFIED                CALIFORNIA                  NEW YORK
                                                                 MUNICIPAL                  MUNICIPAL                  MUNICIPAL
                                                                 PORTFOLIO                  PORTFOLIO                  PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Income:
   Interest                                                     $3,505,219                 $1,933,983                 $1,894,076
   Dividends--unaffiliated issuers                                       0                          0                          0
   Dividends--affiliated issuers                                         0                          0                          0
                                                                ----------                 ----------                 ----------
  Total income                                                   3,505,219                  1,933,983                  1,894,076
                                                                ----------                 ----------                 ----------
  Expenses (Notes 1 and 2):
   Management fee                                                  431,305                    240,405                    221,465
   Shareholder servicing and administration fee                     86,261                     48,081                     44,293
   Custodian and transfer agent fees                                58,203                     45,194                     43,460
   Auditing and tax consulting fees                                  4,288                      4,325                      4,209
   Insurance                                                           965                        539                        495
   Directors' fees and expenses                                      1,061                        712                        579
   Legal fees                                                          495                        382                        167
   Registration fees                                                17,095                      1,733                     10,147
   Printing                                                          1,600                        817                        976
   Amortization of organization expense                              2,007                        694                        788
   Miscellaneous                                                     1,310                        897                        834
                                                                ----------                 ----------                 ----------
  Total expenses                                                   604,590                    343,779                    327,413
                                                                ----------                 ----------                 ----------
  Net investment income                                          2,900,629                  1,590,204                  1,566,663
                                                                ----------                 ----------                 ----------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS, FUTURES
AND FOREIGN CURRENCIES
  Net realized gain (loss) from:
   Investment transactions                                         358,444                    400,094                     87,290
   Futures transactions                                            151,008                          0                     74,972
   Foreign currency transactions                                         0                          0                          0
                                                                ----------                 ----------                 ----------
  Net realized gain on investment,
  futures and foreign currency transactions                        509,452                    400,094                    162,262
                                                                ----------                 ----------                 ----------
  Net decrease in unrealized
  appreciation/(depreciation) of:
   Investments and futures                                        (128,282)                  (384,635)                  (188,043)
   Foreign currencies                                                    0                          0                          0
                                                                ----------                 ----------                 ----------
  Net decrease in unrealized appreciation/
  (depreciation) on investments, futures and foreign currencies   (128,282)                  (384,635)                  (188,043)
                                                                ----------                 ----------                 ----------
  Net realized and unrealized gain (loss) on
  investments, futures and foreign currencies                      381,170                     15,459                    (25,781)
                                                                ----------                 ----------                 ----------
  Net increase in net assets
  resulting from operations                                     $3,281,799                 $1,605,663                 $1,540,882
                                                                ==========                 ==========                 ==========




See Notes to Financial Statements.
--------------------------------------------------------------------------------
8     Sanford C. Bernstein Fund, Inc.

Sanford C. Bernstein Fund, Inc.

Statements of Changes in Net Assets




                                                           -------------------------------------------------------------------------
                                                                    BERNSTEIN                                BERNSTEIN
                                                               INTERNATIONAL VALUE                      EMERGING MARKETS VALUE
                                                                    PORTFOLIO                                 PORTFOLIO
                                                           -------------------------------------------------------------------------

                                                            SIX MONTHS            YEAR               SIX MONTHS           YEAR
                                                           ENDED 3/31/99          ENDED            ENDED 3/31/99          ENDED
                                                           (UNAUDITED)           9/30/98            (UNAUDITED)          9/30/98
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                                 $   7,317,005       $  51,898,112        $     52,806      $   5,396,064
    Net realized gain (loss) on investments
    and futures transactions                                308,737,342         246,291,434         (37,379,570)       (30,463,089)
    Net realized gain (loss) on foreign
    currency transactions                                  (141,403,248)        202,852,911            (530,944)        (3,198,459)
  Increase (decrease) in unrealized appreciation/
  (depreciation) of:
       Investments and futures                              579,745,055        (916,280,711)        182,401,509       (282,080,651)
       Foreign currencies                                     3,850,605          11,676,196             (56,362)            41,198
                                                         --------------      --------------        ------------       ------------
  Net increase (decrease) in net assets
  resulting from operations                                 758,246,759        (403,562,058)        144,487,439       (310,304,937)
                                                         --------------      --------------        ------------       ------------
  Dividends and distributions to shareholders:
    Dividends from net investment income                   (257,983,801)       (264,449,031)         (4,616,351)        (2,126,337)
    Distributions from net realized gains                  (242,153,421)       (168,349,560)           (695,927)       (12,049,985)
    Distributions in excess of net investment
    income due to timing differences                                  0                   0                   0                  0
    Distributions in excess of net realized
    gains due to timing differences                                   0                   0                   0                  0
                                                         --------------      --------------        ------------       ------------
  Total dividends and distributions
  to shareholders                                          (500,137,222)       (432,798,591)         (5,312,278)       (14,176,322)
                                                         --------------      --------------        ------------       ------------
  Capital-share transactions:
    Net proceeds from sales of shares                       496,755,397       1,172,186,510          65,255,317        295,773,817
    Net proceeds from sales of shares issued to
    shareholders on reinvestment of dividends from
    net investment income and distributions from net
    realized gains                                          482,585,479         420,644,903           5,047,783         14,016,481
                                                         --------------      --------------        ------------       ------------
  Total proceeds from shares sold                           979,340,876       1,592,831,413          70,303,100        309,790,298
    Cost of shares redeemed                                (645,517,689)       (809,885,835)        (51,759,529)       (60,928,378)
                                                         --------------      --------------        ------------       ------------
  Increase (decrease) in net assets from
  capital-share transactions                                333,823,187         782,945,578          18,543,571+       248,861,920+
                                                         --------------      --------------        ------------       ------------
  Net increase (decrease) in net assets                     591,932,724         (53,415,071)        157,718,732        (75,619,339)

NET ASSETS:
  Beginning of period                                     4,912,582,797       4,965,997,868         362,685,709        438,305,048
                                                         --------------      --------------        ------------       ------------
  End of period                                          $5,504,515,521      $4,912,582,797        $520,404,441       $362,685,709
                                                         ==============      ==============        ============       ============
                                                              (a)                 (b)                   (c)                (d)




                                                           --------------------------------
                                                                       BERNSTEIN
                                                                INTERMEDIATE DURATION
                                                                       PORTFOLIO
                                                           --------------------------------
                                                            SIX MONTHS               YEAR
                                                           ENDED 3/31/99             ENDED
                                                           (UNAUDITED)              9/30/98
-------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                                  $73,364,926             $ 124,584,854
    Net realized gain (loss) on investments
    and futures transactions                                12,787,789                38,518,633
    Net realized gain (loss) on foreign
    currency transactions                                   (3,020,161)               (4,285,320)
  Increase (decrease) in unrealized appreciation/
  (depreciation) of:
       Investments and futures                             (66,844,037)               34,645,475
       Foreign currencies                                    5,587,046                (2,661,163)
                                                        --------------            --------------
  Net increase (decrease) in net assets
  resulting from operations                                 21,875,563               190,802,479
                                                        --------------            --------------
  Dividends and distributions to shareholders:
    Dividends from net investment income                   (77,197,345)             (138,009,938)
    Distributions from net realized gains                  (32,215,425)              (26,215,852)
    Distributions in excess of net investment
    income due to timing differences                                 0                (2,808,987)
    Distributions in excess of net realized
    gains due to timing differences                                  0                         0
                                                        --------------            --------------
  Total dividends and distributions
  to shareholders                                         (109,412,770)             (167,034,777)
                                                        --------------            --------------
  Capital-share transactions:                              341,813,324               749,852,180
    Net proceeds from sales of shares
    Net proceeds from sales of shares issued to
    shareholders on reinvestment of dividends from
    net investment income and distributions from net
    realized gains                                          49,552,351                58,077,287
                                                        --------------            --------------
  Total proceeds from shares sold                          391,365,675               807,929,467
    Cost of shares redeemed                               (286,659,485)             (348,368,757)
                                                        --------------            --------------
  Increase (decrease) in net assets from
  capital-share transactions                               104,706,190               459,560,710
                                                        --------------            --------------
  Net increase (decrease) in net assets                     17,168,983               483,328,412

NET ASSETS:
 Beginning of period                                     2,541,548,904             2,058,220,492
                                                        --------------            --------------
 End of period                                          $2,558,717,887            $2,541,548,904
                                                        ==============            ==============
                                                              (e)                      (f)




(a) Includes undistributed net investment income/(excess distributions) of $(7,472,745) (b) Includes undistributed net investment income/(excess distributions) of $243,194,051 (c) Includes undistributed net investment income/(excess distributions) of $(3,403,425) (d) Includes undistributed net investment income/(excess distributions) of $1,160,120 (e) Includes undistributed net investment income/(excess distributions) of $(6,331,130) (f) Includes undistributed net investment income/(excess distributions) of $(2,498,711)

+ Includes effect of portfolio transaction fee in the amounts of $2,354,330 and $7,165,862 for the six months ended March 31, 1999 and year ended September 30, 1998, respectively. See Notes to Financial Statements.



--------------------------------------------------------------------------------
                                                    1999 Semiannual Report     9

Sanford C. Bernstein Fund, Inc.

                                                           -------------------------------------------------------------------------
                                                                      BERNSTEIN                                BERNSTEIN
                                                                   SHORT DURATION                            GOVERNMENT SHORT
                                                                   PLUS PORTFOLIO                           DURATION PORTFOLIO
                                                           -------------------------------------------------------------------------

                                                            SIX MONTHS            YEAR                 SIX MONTHS           YEAR
                                                           ENDED 3/31/99          ENDED              ENDED 3/31/99          ENDED
                                                           (UNAUDITED)           9/30/98              (UNAUDITED)          9/30/98
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                                $15,221,049          $31,015,431              $3,182,871       $7,151,756
    Net realized gain (loss) on investments
    and futures transactions                                 579,410              919,759                 281,590          466,529
    Net realized gain (loss) on foreign
    currency transactions                                   (760,389)            (878,851)                      0                0
  Increase (decrease) in unrealized appreciation/
  (depreciation) of:
       Investments and futures                            (5,333,593)           4,606,257              (1,652,708)         936,119
       Foreign currencies                                  1,105,334             (612,233)                      0             0
                                                        ------------         ------------            ------------     ------------
  Net increase (decrease) in net assets
  resulting from operations                               10,811,811           35,050,363               1,811,753        8,554,404
                                                        ------------         ------------            ------------     ------------
Dividends and distributions to shareholders:
    Dividends from net investment income                 (15,216,402)         (34,333,057)             (3,182,871)      (7,151,756)
    Distributions from net realized gains                          0                    0                       0                0
    Distributions in excess of net investment
    income due to timing differences                               0             (871,494)                      0                0
    Distributions in excess of net realized
    gains due to timing differences                                0                    0                       0                0
  Total dividends and distributions
  to shareholders                                        (15,216,402)         (35,204,551)             (3,182,871)      (7,151,756)
                                                        ------------         ------------            ------------     ------------
  Capital-share transactions:
    Net proceeds from sales of shares                     84,291,536          200,864,826              27,078,682       48,588,624
    Net proceeds from sales of shares issued to
    shareholders on reinvestment of dividends from
    net investment income and distributions from net
    realized gains                                         5,112,831           11,759,861               1,367,888        2,955,299
                                                        ------------         ------------            ------------     ------------
  Total proceeds from shares sold                         89,404,367          212,624,687              28,446,570       51,543,923
    Cost of shares redeemed                             (128,928,130)        (230,127,588)            (35,241,763)     (56,990,648)
                                                        ------------         ------------            ------------     ------------
  Increase (decrease) in net assets from
  capital-share transactions                             (39,523,763)         (17,502,901)             (6,795,193)      (5,446,725)
                                                        ------------         ------------            ------------     ------------
  Net increase (decrease) in net assets                  (43,928,354)         (17,657,089)             (8,166,311)      (4,044,077)

NET ASSETS:
  Beginning of period                                    595,087,168          612,744,257             138,037,193      142,081,270
                                                        ------------         ------------            ------------     ------------
  End of period                                         $551,158,814         $595,087,168            $129,870,882     $138,037,193
                                                        ============         ============            ============     ============
                                                            (g)                  (h)                       (i)             (i)


                                                        ------------------------------------
                                                                      BERNSTEIN
                                                                DIVERSIFIED MUNICIPAL
                                                                      PORTFOLIO
                                                        ------------------------------------

                                                         SIX MONTHS            YEAR
                                                        ENDED 3/31/99          ENDED
                                                        (UNAUDITED)           9/30/98
--------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                                $29,319,206           $52,097,887
    Net realized gain (loss) on investments
    and futures transactions                              10,194,313             3,559,573
    Net realized gain (loss) on foreign
    currency transactions                                          0                     0
  Increase (decrease) in unrealized appreciation/
  (depreciation) of:
       Investments and futures                           (18,447,124)           17,757,074
       Foreign currencies                                          0                     0
                                                      --------------        --------------
  Net increase (decrease) in net assets
  resulting from operations                               21,066,395            73,414,534
                                                      --------------        --------------
Dividends and distributions to shareholders:
    Dividends from net investment income                 (29,319,206)          (52,097,887)
    Distributions from net realized gains                 (3,480,670)             (607,173)
    Distributions in excess of net investment
    income due to timing differences                               0                     0
    Distributions in excess of net realized
    gains due to timing differences                                0                     0
  Total dividends and distributions
  to shareholders                                        (32,799,876)          (52,705,060)
                                                      --------------        --------------
  Capital-share transactions:
    Net proceeds from sales of shares                    215,901,204           435,356,711
    Net proceeds from sales of shares issued to
    shareholders on reinvestment of dividends from
    net investment income and distributions from
    net realized gains                                     9,466,435            11,507,786
                                                      --------------        --------------
  Total proceeds from shares sold                        225,367,639           446,864,497
    Cost of shares redeemed                             (145,599,742)         (196,163,031)
                                                      --------------        --------------
  Increase (decrease) in net assets from
  capital-share transactions                              79,767,897           250,701,466
                                                      --------------        --------------
  Net increase (decrease) in net assets                   68,034,416           271,410,940

NET ASSETS:
  Beginning of period                                  1,385,785,405         1,114,374,465
                                                      --------------        --------------
  End of period                                       $1,453,819,821        $1,385,785,405
                                                      ==============        ==============
                                                            (j)                 (j)

(g) Includes undistributed net investment income/(excess distributions) of $(909,123) (h) Includes undistributed net investment income/(excess distributions) of $(913,770) (i) Includes undistributed net investment income/(excess distributions) of $55,344 (j) Includes undistributed net investment income/(excess distributions) of $32,266



See Notes to Financial Statements.
--------------------------------------------------------------------------------
10     Sanford C. Bernstein Fund, Inc.

Sanford C. Bernstein Fund, Inc.

                                                           -------------------------------------------------------------------------
                                                                      BERNSTEIN                              BERNSTEIN
                                                                CALIFORNIA MUNICIPAL                      NEW YORK MUNICIPAL
                                                                      PORTFOLIO                              PORTFOLIO
                                                           -------------------------------------------------------------------------

                                                            SIX MONTHS            YEAR                 SIX MONTHS           YEAR
                                                           ENDED 3/31/99          ENDED              ENDED 3/31/99          ENDED
                                                           (UNAUDITED)           9/30/98              (UNAUDITED)          9/30/98
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                                $  11,066,434         19,116,294           $  17,005,554     $ 31,746,788
    Net realized gain (loss) on investments
    and futures transactions                                 1,010,379          1,868,344               4,662,476        2,841,704
    Net realized gain (loss) on foreign
    currency transactions                                            0                  0                       0                0
  Increase (decrease) in unrealized appreciation/
  (depreciation) of:
       Investments and futures                              (4,315,536)         8,730,332              (8,603,573)      11,740,142
       Foreign currencies                                            0                  0                       0                0
                                                          ------------        -----------             -----------      -----------
  Net increase (decrease) in net assets
  resulting from operations                                  7,761,277         29,714,970              13,064,457       46,328,634
                                                          ------------        -----------             -----------      -----------
Dividends and distributions to shareholders:
    Dividends from net investment income                   (11,066,434)       (19,116,294)            (17,005,554)     (31,746,788)
    Distributions from net realized gains                   (1,729,938)          (233,401)             (3,154,682)        (346,570)
    Distributions in excess of net investment
    income due to timing differences                                 0                  0                       0                0
    Distributions in excess of net realized
    gains due to timing differences                                  0                  0                       0                0
                                                          ------------        -----------             -----------      -----------
  Total dividends and distributions
  to shareholders                                          (12,796,372)       (19,349,695)            (20,160,236)     (32,093,358)
                                                          ------------        -----------             -----------      -----------
  Capital-share transactions:
    Net proceeds from sales of shares                       110,541,779        219,904,277             112,502,291      253,712,889
    Net proceeds from sales of shares issued to
    shareholders on reinvestment of dividends from
    net investment income and distributions from
    net realized gains                                       4,378,378          4,606,892               7,724,569        8,746,828
                                                          ------------        -----------             -----------      -----------
  Total proceeds from shares sold                          114,920,157        224,511,169             120,226,860      262,459,717
    Cost of shares redeemed                                (68,819,826)       (96,503,425)            (77,975,322)    (132,313,148)
                                                          ------------        -----------             -----------      -----------
  Increase (decrease) in net assets from
  capital-share transactions                                46,100,331        128,007,744              42,251,538      130,146,569
                                                          ------------        -----------             -----------      -----------
  Net increase (decrease) in net assets                    41,065,236         138,373,019              35,155,759      144,381,845

NET ASSETS:
  Beginning of period                                     549,757,448         411,384,429             816,082,076      671,700,231
                                                         ------------        ------------            ------------     ------------
  End of period                                          $590,822,684        $549,757,448            $851,237,835     $816,082,076
                                                         ============        ============            ============     ============
                                                               (k)                (k)                    (l)              (l)



                                                           -------------------------------------------------------------------------
                                                                        BERNSTEIN                                BERNSTEIN
                                                                      SHORT DURATION                            SHORT DURATION
                                                                  DIVERSIFIED MUNICIPAL                      CALIFORNIA MUNICIPAL
                                                                        PORTFOLIO                                PORTFOLIO
                                                           -------------------------------------------------------------------------

                                                            SIX MONTHS            YEAR                 SIX MONTHS           YEAR
                                                           ENDED 3/31/99          ENDED              ENDED 3/31/99          ENDED
                                                           (UNAUDITED)           9/30/98              (UNAUDITED)          9/30/98
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                               $   2,900,629          $ 5,390,695          $  1,590,204       $ 2,954,164
    Net realized gain (loss) on investments
    and futures transactions                                  509,452              328,088               400,094           119,716
    Net realized gain (loss) on foreign
    currency transactions                                           0                    0                     0                 0
  Increase (decrease) in unrealized appreciation/
  (depreciation) of:
       Investments and futures                               (128,282)             239,108              (384,635)          335,512
       Foreign currencies                                           0                    0                     0                 0
  Net increase (decrease) in net assets
  resulting from operations                                 3,281,799            5,957,891             1,605,663         3,409,392
Dividends and distributions to shareholders:
    Dividends from net investment income                   (2,900,629)          (5,390,695)           (1,590,204)       (2,954,164)
    Distributions from net realized gains                    (343,334)            (430,886)             (295,827)          (40,712)
    Distributions in excess of net investment
    income due to timing differences                                0                    0                     0                 0
    Distributions in excess of net realized
    gains due to timing differences                                 0                    0                     0                 0
                                                         ------------         ------------           -----------       -----------
  Total dividends and distributions
  to shareholders                                          (3,243,963)          (5,821,581)           (1,886,031)       (2,994,876)
                                                         ------------         ------------           -----------       -----------
  Capital-share transactions:
    Net proceeds from sales of shares                      58,912,287          119,003,582            36,418,336        81,506,038
    Net proceeds from sales of shares issued to
    shareholders on reinvestment of dividends from
    net investment income and distributions from
    net realized gains                                      1,243,072            2,145,728             1,042,001         1,233,302
                                                         ------------         ------------           -----------       -----------
  Total proceeds from shares sold                          60,155,359          121,149,310            37,460,337        82,739,340
    Cost of shares redeemed                               (42,413,063)        (114,553,849)          (40,625,170)      (70,415,018)
                                                         ------------         ------------           -----------       -----------
  Increase (decrease) in net assets from
  capital-share transactions                               17,742,296            6,595,461            (3,164,833)       12,324,322
                                                         ------------         ------------           -----------       -----------
  Net increase (decrease) in net assets                    17,780,132            6,731,771            (3,445,201)       12,738,838

NET ASSETS:
  Beginning of period                                     158,553,183          151,821,412            99,049,689        86,310,851
                                                         ------------         ------------           -----------       -----------
  End of period                                          $176,333,315         $158,553,183           $95,604,488       $99,049,689
                                                         ============         ============           ===========       ===========
                                                              (m)                  (m)                   (n)               (n)




                                                           -------------------------------------
                                                                        BERNSTEIN
                                                                      SHORT DURATION
                                                                    NEW YORK MUNICIPAL
                                                                        PORTFOLIO
                                                           -------------------------------------

                                                            SIX MONTHS            YEAR
                                                           ENDED 3/31/99          ENDED
                                                           (UNAUDITED)           9/30/98
------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
  Operations:
    Net investment income                               $  1,566,663         $  2,855,698
    Net realized gain (loss) on investments
    and futures transactions                                 162,262             (203,871)
    Net realized gain (loss) on foreign
    currency transactions                                          0                    0
  Increase (decrease) in unrealized appreciation/
  (depreciation) of:
       Investments and futures                              (188,043)             248,888
       Foreign currencies                                          0                    0
                                                         -----------          -----------
  Net increase (decrease) in net assets
  resulting from operations                                1,540,882            2,900,715
                                                         -----------          -----------
Dividends and distributions to shareholders:
    Dividends from net investment income                  (1,566,663)          (2,855,698)
    Distributions from net realized gains                          0              (90,423)
    Distributions in excess of net investment
    income due to timing differences                               0                    0
    Distributions in excess of net realized
    gains due to timing differences                                0                    0
                                                         -----------          -----------
  Total dividends and distributions
  to shareholders                                         (1,566,663)          (2,946,121)
                                                         -----------          -----------
  Capital-share transactions:
    Net proceeds from sales of shares                     37,342,131           58,499,121
    Net proceeds from sales of shares issued to
    shareholders on reinvestment of dividends from
    net investment income and distributions from
    net realized gains                                       657,284            1,206,408
                                                         -----------          -----------
  Total proceeds from shares sold                         37,999,415           59,705,529
    Cost of shares redeemed                              (20,587,552)         (57,150,087)
                                                         -----------          -----------
  Increase (decrease) in net assets from
  capital-share transactions                              17,411,863            2,555,442
                                                         -----------          -----------
  Net increase (decrease) in net assets                   17,386,082            2,510,036

NET ASSETS:
  Beginning of period                                     78,651,799           76,141,763
                                                         -----------          -----------
  End of period                                          $96,037,881          $78,651,799
                                                         ===========          ===========
                                                             (o)                 (o)





(k) Includes undistributed net investment income/(excess distributions) of $(31,860) (l) Includes undistributed net investment income/(excess distributions) of $9,519 (m) Includes undistributed net investment income/ (excess distributions) of $(9,678) (n) Includes undistributed net investment income/(excess distributions) of $(20,838) (o) Includes undistributed net investment income/(excess distributions) of $172



See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                   1999 Semiannual Report     11

Sanford C. Bernstein Fund, Inc.

Financial Highlights

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:




                                                      ------------------------------------------------------------------------------

                                                                             BERNSTEIN INTERNATIONAL VALUE PORTFOLIO

                                                      ------------------------------------------------------------------------------
                                                       SIX MONTHS
                                                      ENDED 3/31/99     YEAR ENDED       YEAR ENDED       YEAR ENDED   YEAR ENDED
                                                       (UNAUDITED)        9/30/98          9/30/97          9/30/96      9/30/95
---------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                   $17.63            $20.92           $18.14           $16.08        $16.57
                                                         ------            ------           ------           ------        ------
    Income from investment operations:
      Investment income, net                               0.02              0.20             0.26             0.23          0.18
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies          2.61             (1.67)            3.73             2.26          0.07
                                                         ------            ------           ------           ------        ------
  Total from investment operations                         2.63             (1.47)            3.99             2.49          0.25
                                                         ------            ------           ------           ------        ------
    Less distributions:
      Dividends from taxable net investment income        (0.93)            (1.11)           (0.99)           (0.10)        (0.11)
      Dividends from tax-exempt net
      investment income                                    0                 0                0                0             0
      Distributions from net realized gains               (0.87)            (0.71)           (0.22)           (0.33)        (0.63)
      Distributions in excess of net investment
      income due to timing differences                     0                 0                0                0             0
      Distributions in excess of net realized
      gains due to timing differences                      0                 0                0                0             0
                                                         ------            ------           ------           ------        ------
  Total distributions                                     (1.80)            (1.82)           (1.21)           (0.43)        (0.74)
                                                         ------            ------           ------           ------        ------
  Portfolio transaction fee                                0                 0                0                0             0
                                                         ------            ------           ------           ------        ------
  Net asset value, end of period                         $18.46            $17.63           $20.92           $18.14        $16.08
                                                         ======            ======           ======           ======        ======
  Total return                                            15.52%            (7.19)%          23.25%           15.83%         1.84%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)          $5,504,516        $4,912,583       $4,965,998       $3,131,258    $1,996,112
    Average net assets (000 omitted)                 $5,286,069        $5,309,076       $3,977,823       $2,569,586    $1,591,703
    Ratio of expenses to average net assets                1.25%*            1.26%            1.27%            1.31%         1.35%
    Ratio of net investment income to average
    net assets                                             0.28%*            0.98%            1.37%            1.37%         1.17%
    Portfolio turnover rate                               15.11%            30.34%           26.24%           21.89%        29.53%





*Annualized
See Notes to Financial Statements.
--------------------------------------------------------------------------------
12     Sanford C. Bernstein Fund, Inc.


                                                        ---------     ------------------------------------------------------------
                                                        BERNSTEIN
                                                      INTERNATIONAL           BERNSTEIN EMERGING MARKETS VALUE PORTFOLIO
                                                          VALUE
                                                        PORTFOLIO      ------------------------------------------------------------
                                                        ----------      SIX MONTHS
                                                        YEAR ENDED     ENDED 3/31/99     YEAR ENDED       YEAR ENDED     YEAR ENDED
                                                          9/30/94       (UNAUDITED)       9/30/98          9/30/97        9/30/96(a)
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                   $15.39          $10.11          $22.54            $21.82           $20.00
                                                         ------          ------          ------            ------           ------
    Income from investment operations:
      Investment income, net                               0.19             0              0.20             0.14             0.18
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies          1.13            3.84          (12.17)            0.44             0.83
                                                         ------          ------          ------            ------           ------
  Total from investment operations                         1.32            3.84          (11.97)            0.58             1.01
                                                         ------          ------          ------            ------           ------
    Less distributions:
      Dividends from taxable net investment income        (0.02)          (0.12)          (0.11)           (0.08)            0
      Dividends from tax-exempt net
      investment income                                    0               0               0                0                0
      Distributions from net realized gains               (0.12)          (0.02)          (0.61)           (0.02)            0
      Distributions in excess of net investment
      income due to timing differences                     0               0               0                0                0
      Distributions in excess of net realized
      gains due to timing differences                      0               0               0                0                0
                                                         ------          ------          ------            ------           ------
  Total distributions                                     (0.14)          (0.14)          (0.72)           (0.10)            0
                                                         ------          ------          ------            ------           ------
  Portfolio transaction fee                                0               0.06            0.26             0.24             0.81
                                                         ------          ------          ------            ------           ------
  Net asset value, end of period                         $16.57          $13.87          $10.11           $22.54           $21.82
                                                         ------          ------          ------            ------           ------
                                                         ------          ------          ------            ------           ------
  Total return                                             8.55%          33.30%+        (55.09)%+         (0.32)%+          4.80%+

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)          $1,343,266        $520,404        $362,686         $438,305         $273,924
    Average net assets (000 omitted)                   $948,563        $455,488        $417,615         $379,351         $165,362
    Ratio of expenses to average net assets                1.39%           1.72%*          1.77%            1.75%            1.92%*
    Ratio of net investment income to average
    net assets                                             1.13%           0.02%*          1.29%            0.58%            1.01%*
    Portfolio turnover rate                               23.78%          13.50%          19.56%           32.45%            9.81%



                                                       ---------------------------------

                                                           BERNSTEIN INTERMEDIATE
                                                              DURATION PORTFOLIO

                                                       ---------------------------------
                                                       SIX MONTHS
                                                      ENDED 3/31/99         YEAR ENDED
                                                       (UNAUDITED)           9/30/98
----------------------------------------------------------------------------------------
  Net asset value, beginning of period                    $13.49             $13.38
                                                          ------             ------
    Income from investment operations:
      Investment income, net                               0.38               0.73
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies         (0.26)              0.37
                                                          ------             ------
  Total from investment operations                         0.12               1.10
                                                          ------             ------
    Less distributions:
      Dividends from taxable net investment income        (0.40)             (0.80)
      Dividends from tax-exempt net
      investment income                                    0                  0
      Distributions from net realized gains               (0.17)             (0.17)
      Distributions in excess of net investment
      income due to timing differences                     0                 (0.02)
      Distributions in excess of net realized
      gains due to timing differences                      0                  0
                                                          ------             ------
  Total distributions                                     (0.57)             (0.99)
                                                          ------             ------
  Portfolio transaction fee                                0                  0
                                                          ------             ------
  Net asset value, end of period                         $13.04             $13.49
                                                          ------             ------
                                                          ------             ------
  Total return                                             0.88%              8.59%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)          $2,558,718         $2,541,549
    Average net assets (000 omitted)                 $2,566,456         $2,303,250
    Ratio of expenses to average net assets                0.59%*             0.60%
    Ratio of net investment income to average
    net assets                                             5.73%*             5.41%
    Portfolio turnover rate                               87.47%            233.08%



+This reflects the return to a shareholder who purchased shares of the Portfolio at the beginning of the period and redeemed them at the end of the period, paying, in each case, the 2.00% portfolio transaction fee. Total return to a shareholder for the periods ending March 31, 1999, September 30, 1998, September 30, 1997 and September 30, 1996, without taking into account these transaction fees would have been 38.84%, (53.24)%, 3.79% and 9.10%, respectively.




*Annualized
(a) Commenced operations December 15, 1995
See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                   1999 Semiannual Report     13

Sanford C. Bernstein Fund, Inc.

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:


                                                    ----------------------------------------------------------------   -------------
                                                                                                                         BERNSTEIN
                                                                                                                           SHORT
                                                                          BERNSTEIN INTERMEDIATE                          DURATION
                                                                           DURATION PORTFOLIO                               PLUS
                                                                                                                         PORTFOLIO
                                                    ----------------------------------------------------------------   -------------
                                                                                                                        SIX MONTHS
                                                      YEAR ENDED        YEAR ENDED       YEAR ENDED       YEAR ENDED   ENDED 3/31/99
                                                        9/30/97           9/30/96          9/30/95          9/30/94     (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                   $13.08            $13.30           $12.54           $13.92         $12.53
                                                         ------            ------           ------           ------         ------
    Income from investment operations:
      Investment income, net                               0.75              0.80             0.78             0.68           0.32
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies          0.35             (0.14)            0.77            (1.15)         (0.09)
                                                         ------            ------           ------           ------         ------
  Total from investment operations                         1.10              0.66             1.55            (0.47)          0.23
                                                         ------            ------           ------           ------         ------
    Less distributions:
      Dividends from taxable net investment income        (0.80)            (0.80)           (0.76)           (0.70)         (0.32)
      Dividends from tax-exempt net
      investment income                                    0                 0                0                0              0
      Distributions from net realized gains                0                (0.08)            0               (0.08)          0
      Distributions in excess of net investment
      income due to timing differences                     0                 0               (0.03)            0              0
      Distributions in excess of net realized
      gains due to timing differences                      0                 0                0               (0.13)          0
                                                         ------            ------           ------           ------         ------
  Total distributions                                     (0.80)            (0.88)           (0.79)           (0.91)         (0.32)
                                                         ------            ------           ------           ------         ------
  Portfolio transaction fee                                0                 0                0                0              0
                                                         ------            ------           ------           ------         ------
  Net asset value, end of period                         $13.38            $13.08           $13.30           $12.54         $12.44
                                                         ======            ======           ======           ======         ======
  Total return                                             8.66%             5.05%           12.82%           (3.54)%         1.88

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)          $2,058,220        $1,451,776       $1,142,768         $848,529       $551,159
    Average net assets (000 omitted)                 $1,745,554        $1,310,208         $957,247         $764,519       $589,848
    Ratio of expenses to average net assets                0.62%             0.63%            0.64%            0.65%          0.64%*
    Ratio of net investment income to average
    net assets                                             5.61%             5.99%            6.11%            5.14%          5.18%*
    Portfolio turnover rate                              238.04%           141.04%          212.40%          203.73%         50.22%





*Annualized
See Notes to Financial Statements.
--------------------------------------------------------------------------------
14     Sanford C. Bernstein Fund, Inc.


                                                    --------------------------------------------------------------------------------

                                                                       BERNSTEIN SHORT DURATION PLUS PORTFOLIO

                                                    --------------------------------------------------------------------------------

                                                      YEAR ENDED        YEAR ENDED       YEAR ENDED       YEAR ENDED     YEAR ENDED
                                                        9/30/98           9/30/97          9/30/96          9/30/95        9/30/94
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                 $12.53            $12.48          $12.49           $12.32          $12.89
                                                       ------            ------          ------           ------          ------
    Income from investment operations:
      Investment income, net                             0.65              0.67            0.69             0.70            0.55
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies        0.09              0.08           (0.01)            0.18           (0.40)
                                                       ------            ------          ------           ------          ------
  Total from investment operations                       0.74              0.75            0.68             0.88            0.15
                                                       ------            ------          ------           ------          ------
    Less distributions:
      Dividends from taxable net investment income      (0.72)            (0.70)          (0.69)           (0.69)          (0.56)
      Dividends from tax-exempt net
      investment income                                  0                 0               0                0               0
      Distributions from net realized gains              0                 0               0                0               0
      Distributions in excess of net investment
      income due to timing differences                  (0.02)             0               0               (0.02)           0
      Distributions in excess of net realized
      gains due to timing differences                    0                 0               0                0              (0.16)
                                                       ------            ------          ------           ------          ------
  Total distributions                                   (0.74)            (0.70)          (0.69)           (0.71)          (0.72)
                                                       ------            ------          ------           ------          ------
  Portfolio transaction fee                              0                 0               0                0               0
                                                       ------            ------          ------           ------          ------
  Net asset value, end of period                       $12.53            $12.53          $12.48           $12.49          $12.32
                                                       ------            ------          ------           ------          ------
  Total return                                           6.10%             6.21%           5.54%            7.36%           1.14%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)          $595,087          $612,744        $538,248         $534,462        $550,415
    Average net assets (000 omitted)                 $591,866          $583,003        $532,094         $536,042        $529,892
    Ratio of expenses to average net assets              0.64%             0.65%           0.65%            0.65%           0.65%
    Ratio of net investment income to average
    net assets                                           5.24%             5.38%           5.47%            5.69%           4.30%
    Portfolio turnover rate                             71.40%           118.58%         169.96%           61.03%         285.80%




                                                   -----------------------------------------------

                                                               BERNSTEIN GOVERNMENT
                                                              SHORT DURATION PORTFOLIO

                                                   -----------------------------------------------

                                                          SIX MONTHS
                                                         ENDED 3/31/99         YEAR ENDED
                                                          (UNAUDITED)            9/30/98
--------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                      $12.66             $12.53
                                                            ------             ------
    Income from investment operations:
      Investment income, net                                  0.29               0.64
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies            (0.12)              0.13
                                                            ------             ------
  Total from investment operations                            0.17               0.77
                                                            ------             ------
    Less distributions:
      Dividends from taxable net investment income           (0.29)             (0.64)
      Dividends from tax-exempt net
      investment income                                       0                  0
      Distributions from net realized gains                   0                  0
      Distributions in excess of net investment
      income due to timing differences                        0                  0
      Distributions in excess of net realized
      gains due to timing differences                         0                  0
                                                            ------             ------
  Total distributions                                        (0.29)             (0.64)
                                                            ------             ------
  Portfolio transaction fee                                   0                  0
                                                            ------             ------
  Net asset value, end of period                            $12.54             $12.66
                                                            ======             ======
  Total return                                                1.34%              6.35%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)               $129,871           $138,037
    Average net assets (000 omitted)                      $139,241           $139,410
    Ratio of expenses to average net assets                   0.69%*             0.70%
    Ratio of net investment income to average
    net assets                                                4.58%*             5.13%
    Portfolio turnover rate                                  42.81%             56.93%



*Annualized
See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                   1999 Semiannual Report     15

Sanford C. Bernstein Fund, Inc.

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:



                                                      ---------------------------------------------------------------  -------------
                                                                                                                         BERNSTEIN
                                                                              BERNSTEIN GOVERNMENT                      DIVERSIFIED
                                                                            SHORT DURATION PORTFOLIO                     MUNICIPAL
                                                                                                                         PORTFOLIO
                                                      ---------------------------------------------------------------  -------------

                                                                                                                        SIX MONTHS
                                                      YEAR ENDED        YEAR ENDED       YEAR ENDED       YEAR ENDED   ENDED 3/31/99
                                                        9/30/97           9/30/96          9/30/95          9/30/94     (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                   $12.48            $12.55           $12.34           $12.87         $13.96
                                                         ------            ------           ------           ------         ------
    Income from investment operations:
      Investment income, net                               0.67              0.65             0.69             0.49           0.29
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies          0.05             (0.07)            0.21            (0.38)         (0.09)
                                                         ------            ------           ------           ------         ------
  Total from investment operations                         0.72              0.58             0.90             0.11           0.20
                                                         ------            ------           ------           ------         ------
    Less distributions:
      Dividends from taxable net investment income        (0.67)            (0.65)           (0.69)           (0.49)         (0.01)
      Dividends from tax-exempt net
      investment income                                    0                 0                0                0             (0.28)
      Distributions from net realized gains                0                 0                0                0             (0.03)
      Distributions in excess of net investment
      income due to timing differences                     0                 0                0                0              0
      Distributions in excess of net realized
      gains due to timing differences                      0                 0                0               (0.15)          0
                                                         ------            ------           ------           ------         ------
  Total distributions                                     (0.67)            (0.65)           (0.69)           (0.64)         (0.32)
                                                         ------            ------           ------           ------         ------
  Portfolio transaction fee                                0                 0                0                0              0
                                                         ------            ------           ------           ------         ------
  Net asset value, end of period                         $12.53            $12.48           $12.55           $12.34         $13.84
                                                         ======            ======           ======           ======         ======
  Total return                                             5.88%             4.76%            7.55%            0.85%          1.44%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)                $142,081          $139,802         $143,723         $185,028     $1,453,820
    Average net assets (000 omitted)                   $136,888          $145,268         $145,710         $188,013     $1,432,683
    Ratio of expenses to average net assets                0.69%             0.69%            0.69%            0.68%          0.62%*
    Ratio of net investment income to average
    net assets                                             5.32%             5.21%            5.58%            3.85%          4.10%*
    Portfolio turnover rate                               80.11%           155.29%           49.34%          213.02%         25.81%




*Annualized
See Notes to Financial Statements.
--------------------------------------------------------------------------------
16     Sanford C. Bernstein Fund, Inc.


                                                      ------------------------------------------------------------------------------

                                                                  BERNSTEIN DIVERSIFIED MUNICIPAL PORTFOLIO

                                                      ------------------------------------------------------------------------------

                                                      YEAR ENDED        YEAR ENDED       YEAR ENDED       YEAR ENDED     YEAR ENDED
                                                        9/30/98           9/30/97          9/30/96          9/30/95        9/30/94
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                    $13.74           $13.44            $13.50          $12.99         $13.78
                                                          ------           ------            ------          ------         ------
    Income from investment operations:
      Investment income, net                                0.58             0.60              0.63            0.65           0.61
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies           0.23             0.31             (0.04)           0.51          (0.72)
                                                          ------           ------            ------          ------         ------
  Total from investment operations                          0.81             0.91              0.59            1.16          (0.11)
                                                          ------           ------            ------          ------         ------
    Less distributions:
      Dividends from taxable net investment income         (0.02)           (0.02)            (0.01)          (0.02)         (0.01)
      Dividends from tax-exempt net
      investment income                                    (0.56)           (0.58)            (0.62)          (0.63)         (0.60)
      Distributions from net realized gains                (0.01)           (0.01)            (0.02)           0             (0.03)
      Distributions in excess of net investment
      income due to timing differences                      0                0                 0               0              0
      Distributions in excess of net realized
      gains due to timing differences                       0                0                 0               0             (0.04)
                                                          ------           ------            ------          ------         ------
  Total distributions                                      (0.59)           (0.61)            (0.65)          (0.65)         (0.68)
                                                          ------           ------            ------          ------         ------
  Portfolio transaction fee                                 0                0                 0               0              0
                                                          ------           ------            ------          ------         ------
  Net asset value, end of period                          $13.96           $13.74            $13.44          $13.50         $12.99
                                                          ======           ======            ======          ======         ======
  Total return                                              5.98%            6.95%             4.38%           9.16%         (0.80)%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)           $1,385,785       $1,114,374          $820,395        $660,814       $552,134
    Average net assets (000 omitted)                  $1,250,621         $965,455          $744,452        $572,769       $509,380
    Ratio of expenses to average net assets                 0.63%            0.65%             0.66%           0.66%          0.67%
    Ratio of net investment income to average
    net assets                                              4.17%            4.43%             4.61%           4.89%          4.57%
    Portfolio turnover rate                                22.00%           24.65%            25.22%          42.55%         34.45%



                                                      ----------------------------------

                                                            BERNSTEIN CALIFORNIA
                                                            MUNICIPAL PORTFOLIO

                                                      ----------------------------------
                                                      SIX MONTHS
                                                         ENDED
                                                        3/31/99           YEAR ENDED
                                                      (UNAUDITED)           9/30/98
----------------------------------------------------------------------------------------
  Net asset value, beginning of period                   $14.19             $13.90
                                                         ------             ------
    Income from investment operations:
      Investment income, net                               0.27               0.57
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies         (0.09)              0.30
                                                         ------             ------
  Total from investment operations                         0.18               0.87
                                                         ------             ------
    Less distributions:
      Dividends from taxable net investment income        (0.01)             (0.02)
      Dividends from tax-exempt net
      investment income                                   (0.26)             (0.55)
      Distributions from net realized gains               (0.04)             (0.01)
      Distributions in excess of net investment
      income due to timing differences                     0                  0
      Distributions in excess of net realized
      gains due to timing differences                      0                  0
                                                         ------             ------
  Total distributions                                     (0.31)             (0.58)
                                                         ------             ------
  Portfolio transaction fee                                0                  0
                                                         ------             ------
  Net asset value, end of period                         $14.06             $14.19
                                                         ======             ======
  Total return                                             1.31%              6.37%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)            $590,823           $549,757
    Average net assets (000 omitted)                   $576,011           $473,077
    Ratio of expenses to average net assets                0.64%*             0.65%
    Ratio of net investment income to average
    net assets                                             3.85%*             4.04%
    Portfolio turnover rate                               12.08%             25.33%





*Annualized
See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                   1999 Semiannual Report     17

Sanford C. Bernstein Fund, Inc.

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:



                                                      ------------------------------------------------------------    --------------
                                                                                                                         BERNSTEIN
                                                                                                                         NEW YORK
                                                                BERNSTEIN CALIFORNIA  MUNICIPAL PORTFOLIO                MUNICIPAL
                                                                                                                         PORTFOLIO
                                                       ------------------------------------------------------------   --------------

                                                                                                                        SIX MONTHS
                                                       YEAR ENDED        YEAR ENDED      YEAR ENDED      YEAR ENDED    ENDED 3/31/99
                                                         9/30/97           9/30/96         9/30/95         9/30/94      (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                   $13.58         $13.58         $13.06           $13.83           $13.87
                                                         ------         ------         ------           ------           ------
    Income from investment operations:
      Investment income, net                               0.59           0.61           0.64             0.61             0.28
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies          0.32           0              0.52            (0.74)           (0.06)
                                                         ------         ------         ------           ------           ------

  Total from investment operations                         0.91           0.61           1.16            (0.13)            0.22
                                                         ------         ------         ------           ------           ------
    Less distributions:
      Dividends from taxable net investment income        (0.03)         (0.03)         (0.05)           (0.02)           (0.01)
      Dividends from tax-exempt net
      investment income                                   (0.56)         (0.58)         (0.59)           (0.59)           (0.27)
      Distributions from net realized gains                0              0              0                0               (0.05)
      Distributions in excess of net investment
      income due to timing differences                     0              0              0                0                0
      Distributions in excess of net realized
      gains due to timing differences                      0              0              0               (0.03)            0
                                                         ------         ------         ------           ------           ------
  Total distributions                                     (0.59)         (0.61)         (0.64)           (0.64)           (0.33)
                                                         ------         ------         ------           ------           ------
  Portfolio transaction fee                                0              0              0                0                0
                                                         ------         ------         ------           ------           ------
  Net asset value, end of period                         $13.90         $13.58         $13.58           $13.06           $13.76
                                                         ======         ======         ======           ======           ======
  Total return                                             6.82%          4.60%          9.11%           (0.98)%           1.63%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)            $411,384       $285,758       $213,951         $192,993         $851,238
    Average net assets (000 omitted)                   $339,514       $246,410       $185,990         $168,797         $838,096
    Ratio of expenses to average net assets                0.67%          0.68%          0.69%            0.70%            0.64%*
    Ratio of net investment income to average
    net assets                                             4.26%          4.48%          4.78%            4.51%            4.07%*
    Portfolio turnover rate                               41.32%         23.87%         63.89%           24.55%           18.86%





*Annualized
See Notes to Financial Statements.
--------------------------------------------------------------------------------
18     Sanford C. Bernstein Fund, Inc.


                                                      ------------------------------------------------------------------------------

                                                                           BERNSTEIN NEW YORK MUNICIPAL PORTFOLIO

                                                      ------------------------------------------------------------------------------

                                                       YEAR ENDED        YEAR ENDED      YEAR ENDED      YEAR ENDED       YEAR ENDED
                                                         9/30/98           9/30/97         9/30/96         9/30/95          9/30/94
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                     $13.62           $13.35          $13.48        $12.98          $13.80
                                                           ------           ------          ------        ------          ------
    Income from investment operations:
      Investment income, net                                 0.58             0.61            0.64          0.65            0.64
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies            0.26             0.27           (0.07)         0.50           (0.75)
                                                           ------           ------          ------        ------          ------
  Total from investment operations                           0.84             0.88            0.57          1.15           (0.11)
                                                           ------           ------          ------        ------          ------
    Less distributions:
      Dividends from taxable net investment income          (0.01)           (0.01)          (0.02)        (0.02)          (0.02)
      Dividends from tax-exempt net
      investment income                                     (0.57)           (0.60)          (0.62)        (0.63)          (0.62)
      Distributions from net realized gains                 (0.01)            0              (0.06)         0              (0.03)
      Distributions in excess of net investment
      income due to timing differences                       0                0               0             0               0
      Distributions in excess of net realized
      gains due to timing differences                        0                0               0             0              (0.04)
                                                           ------           ------          ------        ------          ------
  Total distributions                                       (0.59)           (0.61)          (0.70)        (0.65)          (0.71)
                                                           ------           ------          ------        ------          ------
  Portfolio transaction fee                                  0                0               0             0               0
                                                           ------           ------          ------        ------          ------
  Net asset value, end of period                           $13.87           $13.62          $13.35        $13.48          $12.98
                                                           ======           ======          ======        ======          ======

  Total return                                               6.32%            6.73%           4.31%         9.14%          (0.81)%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)              $816,082         $671,700        $539,217      $458,543        $408,021
    Average net assets (000 omitted)                     $746,257         $603,119        $497,391      $413,892        $381,144
    Ratio of expenses to average net assets                  0.64%            0.65%           0.66%         0.66%           0.67%
    Ratio of net investment income to average
    net assets                                               4.25%            4.51%           4.73%         4.95%           4.78%
    Portfolio turnover rate                                 27.20%           25.94%          26.19%        44.84%          22.45%



                                                   ------------------------------------------
                                                                 BERNSTEIN
                                                               SHORT DURATION
                                                            DIVERSIFIED MUNICIPAL
                                                                  PORTFOLIO
                                                   ------------------------------------------

                                                       SIX MONTHS
                                                      ENDED 3/31/99       YEAR ENDED
                                                       (UNAUDITED)          9/30/98
---------------------------------------------------------------------------------------------
  Net asset value, beginning of period                     $12.57             $12.56
                                                           ------             ------
    Income from investment operations:
      Investment income, net                                 0.21               0.45
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies            0.03               0.04
                                                           ------             ------
  Total from investment operations                           0.24               0.49
                                                           ------             ------
    Less distributions:
      Dividends from taxable net investment income          (0.01)             (0.01)
      Dividends from tax-exempt net
      investment income                                     (0.20)             (0.44)
      Distributions from net realized gains                 (0.03)             (0.03)
      Distributions in excess of net investment
      income due to timing differences                       0                  0
      Distributions in excess of net realized
      gains due to timing differences                        0                  0
                                                           ------             ------
  Total distributions                                       (0.24)             (0.48)
                                                           ------             ------
  Portfolio transaction fee                                  0                  0
                                                           ------             ------
  Net asset value, end of period                           $12.57             $12.57
                                                           ======             ======
  Total return                                               1.90%              4.02%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)              $176,333           $158,553
    Average net assets (000 omitted)                     $173,106           $150,699
    Ratio of expenses to average net assets                  0.70%*             0.71%
    Ratio of net investment income to average
    net assets                                               3.36%*             3.58%
    Portfolio turnover rate                                 47.16%             99.93%





*Annualized
See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                                   1999 Semiannual Report     19

Sanford C. Bernstein Fund, Inc.

Selected per-share data and ratios for a share of capital stock outstanding for each respective Portfolio for each of the periods presented:



                                                 -----------------------------------------------------------------------------------

                                                                 BERNSTEIN SHORT DURATION              BERNSTEIN SHORT DURATION
                                                              DIVERSIFIED MUNICIPAL PORTFOLIO       CALIFORNIA MUNICIPAL PORTFOLIO

                                                 -----------------------------------------------------------------------------------

                                                                                                          SIX MONTHS
                                                    YEAR ENDED          YEAR ENDED       YEAR ENDED      ENDED 3/31/99    YEAR ENDED
                                                      9/30/97             9/30/96          9/30/95(b)     (UNAUDITED)       9/30/98
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                   $12.52            $12.63           $12.50         $12.61         $12.55
                                                         ------            ------           ------         ------         ------
    Income from investment operations:
      Investment income, net                               0.46              0.52             0.55           0.21           0.42
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies          0.05             (0.06)            0.13           0              0.07
                                                         ------            ------           ------         ------         ------
  Total from investment operations                         0.51              0.46             0.68           0.21           0.49
                                                         ------            ------           ------         ------         ------
    Less distributions:
      Dividends from taxable net investment income        (0.02)            (0.02)           (0.04)         (0.01)         (0.02)
      Dividends from tax-exempt net
      investment income                                   (0.44)            (0.50)           (0.51)         (0.20)         (0.40)
      Distributions from net realized gains               (0.01)            (0.05)            0             (0.04)         (0.01)
      Distributions in excess of net investment
      income due to timing differences                     0                 0                0              0              0
      Distributions in excess of net realized
      gains due to timing differences                      0                 0                0              0              0
                                                         ------            ------           ------         ------         ------
  Total distributions                                     (0.47)            (0.57)           (0.55)         (0.25)         (0.43)
                                                         ------            ------           ------         ------         ------
  Portfolio transaction fee                                0                 0                0              0              0
                                                         ------            ------           ------         ------         ------
  Net asset value, end of period                         $12.56            $12.52           $12.63         $12.57         $12.61
                                                         ======            ======           ======         ======         ======
  Total return                                             4.17%             3.68%            5.55%          1.65%          3.98%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)            $151,821          $119,096         $101,325        $95,604        $99,050
    Average net assets (000 omitted)                   $135,288          $105,467          $85,893        $96,404        $88,338
    Ratio of expenses to average net assets                0.72%             0.71%            0.72%*         0.72%*         0.73%
    Ratio of net investment income to average
    net assets                                             3.66%             4.07%            4.32%*         3.31%*         3.34%
    Portfolio turnover rate                               68.25%            63.40%           73.50%         47.27%         77.01%



*Annualized
(b) Commenced operations October 3, 1994
See Notes to Financial Statements.
--------------------------------------------------------------------------------
20     Sanford C. Bernstein Fund, Inc.



                                                    -----------------------------------------------     ----------------------------

                                                              BERNSTEIN SHORT DURATION                    BERNSTEIN SHORT DURATION
                                                           CALIFORNIA MUNICIPAL PORTFOLIO               NEW YORK MUNICIPAL PORTFOLIO

                                                    -----------------------------------------------     ----------------------------

                                                                                                         SIX MONTHS
                                                      YEAR ENDED       YEAR ENDED       YEAR ENDED      ENDED 3/31/99    YEAR ENDED
                                                       9/30/97           9/30/96        9/30/95(b)       (UNAUDITED)       9/30/98
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                  $12.53           $12.65           $12.50           $12.47           $12.47
                                                        ------           ------           ------           ------           ------
    Income from investment operations:
      Investment income, net                              0.45             0.50             0.53             0.22             0.46
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies         0.03            (0.07)            0.15             0                0.01
                                                        ------           ------           ------           ------           ------
  Total from investment operations                        0.48             0.43             0.68             0.22             0.47
                                                        ------           ------           ------           ------           ------
    Less distributions:
      Dividends from taxable net investment income       (0.04)           (0.05)           (0.06)           (0.01)           (0.01)
      Dividends from tax-exempt net
      investment income                                  (0.41)           (0.45)           (0.47)           (0.21)           (0.45)
      Distributions from net realized gains              (0.01)           (0.05)            0                0               (0.01)
      Distributions in excess of net investment
      income due to timing differences                    0                0                0                0                0
      Distributions in excess of net realized
      gains due to timing differences                     0                0                0                0                0
                                                        ------           ------           ------           ------           ------
  Total distributions                                    (0.46)           (0.55)           (0.53)           (0.22)           (0.47)
                                                        ------           ------           ------           ------           ------
  Portfolio transaction fee                               0                0                0                0                0
                                                        ------           ------           ------           ------           ------
  Net asset value, end of period                        $12.55           $12.53           $12.65           $12.47           $12.47
                                                        ======           ======           ======           ======           ======
  Total return                                            3.89%            3.50%            5.58%            1.78%            3.86%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)            $86,311          $72,925          $63,530          $96,038          $78,652
    Average net assets (000 omitted)                   $76,339          $68,060          $49,944          $88,925          $77,989
    Ratio of expenses to average net assets               0.74%            0.72%            0.73%*           0.74%*           0.74%
    Ratio of net investment income to average
    net assets                                            3.56%            3.96%            4.12%*           3.53%*           3.66%
    Portfolio turnover rate                              75.36%           60.76%           89.33%           38.80%           52.93%



                                                         ------------------------------------------------

                                                                      BERNSTEIN SHORT DURATION
                                                                    NEW YORK MUNICIPAL PORTFOLIO
                                                         ------------------------------------------------

                                                         YEAR ENDED        YEAR ENDED     YEAR ENDED
                                                           9/30/97          9/30/96        9/30/95(b)
---------------------------------------------------------------------------------------------------------
  Net asset value, beginning of period                     $12.52           $12.60            $12.50
                                                           ------           ------            ------
    Income from investment operations:
      Investment income, net                                 0.50             0.51              0.54
      Net realized and unrealized gain (loss) on
      investments, futures and foreign currencies           (0.01)           (0.07)             0.10
                                                           ------           ------            ------
  Total from investment operations                           0.49             0.44              0.64
                                                           ------           ------            ------
    Less distributions:
      Dividends from taxable net investment income          (0.08)           (0.02)            (0.05)
      Dividends from tax-exempt net
      investment income                                     (0.42)           (0.49)            (0.49)
      Distributions from net realized gains                 (0.04)           (0.01)             0
      Distributions in excess of net investment
      income due to timing differences                       0                0                 0
      Distributions in excess of net realized
      gains due to timing differences                        0                0                 0
                                                           ------           ------            ------
  Total distributions                                       (0.54)           (0.52)            (0.54)
                                                           ------           ------            ------
  Portfolio transaction fee                                  0                0                 0
                                                           ------           ------            ------
  Net asset value, end of period                           $12.47           $12.52            $12.60
                                                           ======           ======            ======
  Total return                                               3.99%            3.53%             5.24%

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of period (000 omitted)              $76,142          $58,750            $55,221
    Average net assets (000 omitted)                     $69,567          $54,087            $50,642
    Ratio of expenses to average net assets                  0.76%            0.74%             0.73%*
    Ratio of net investment income to average
    net assets                                               3.97%            4.02%             4.23%*
    Portfolio turnover rate                                 98.01%           55.81%           112.15%




*Annualized
(b) Commenced operations October 3, 1994
--------------------------------------------------------------------------------
See Notes to Financial Statements.
                                                   1999 Semiannual Report     21

Sanford C. Bernstein Fund, Inc.
Notes to Financial Statements (Unaudited)


NOTE 1.    Organization and Significant Accounting Policies
           Sanford C. Bernstein Fund, Inc. (the "Fund") is a managed open-end registered investment company, incorporated in Maryland on May 4, 1988. The Fund is currently comprised of 12 series of shares (the "Portfolios"), each with its own investment objectives. At March 31, 1999, the three International Equity Portfolios are Bernstein International Value, Bernstein International Value II and Bernstein Emerging Markets Value, and the nine Fixed-Income Portfolios are Bernstein Intermediate Duration, Bernstein Short Duration Plus, Bernstein Government Short Duration, Bernstein Diversified Municipal, Bernstein California Municipal, Bernstein New York Municipal, Bernstein Short Duration Diversified Municipal, Bernstein Short Duration California Municipal and Bernstein Short Duration New York Municipal. Subsequent to March 31, 1999, the Bernstein International Value Portfolio's name was changed to Bernstein International Value Tax-Managed Portfolio and the Bernstein International Value II Portfolio commenced operations.


        A. Portfolio Valuation
           The net asset value of each Portfolio is computed as of the close of regular trading of the New York Stock Exchange (normally 4:00 p.m., New York time). The value of each security for which readily available market quotations exist is based on the most recent sales price, bid price or the mean between the most recent available bid and asked prices in the broadest and most representative market for that security as determined by Sanford C. Bernstein & Co., Inc. (the "Manager"). Debt instruments with remaining maturities of 60 days or less may be valued at amortized cost. Securities and other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith by the Manager of the Fund under procedures established by and under the general supervision of the Board of Directors. The Fund used an independent pricing service to value the Portfolios' assets at such times and to the extent that the Manager deemed appropriate.

           Beginning September 1, 1998, the Malaysian government fixed the rate of exchange of its currency to the U.S. dollar and implemented restrictions on currency trading and on the repatriation of proceeds from equity trading. At March 31, 1999, Malaysian currency and equities have been fair valued under procedures adopted by the Board of Directors at a 15% discount to the Malaysian currency-denominated closing market values.


        B. Foreign Currency Translation
           The accounting records of the Fund are maintained in U.S. dollars. Prices of securities and other assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollars using the exchange rate at 12:00 p.m. New York time. Amounts related to the purchase and sales of securities, investment income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

           Net realized gain on foreign currency transactions represents net foreign exchange gains from the closure of forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amount actually received or paid. Net unrealized currency gains and losses arising from valuing foreign currency-denominated assets and liabilities, other than security investments, at the current exchange rate are reflected as part of unrealized appreciation/depreciation on foreign currencies.

           The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year end. The Fund does not isolate the effect of changes in foreign exchange rates from changes in market prices of equity securities sold during the year.

           The International Value Portfolio, Emerging Markets Value Portfolio, Intermediate Duration Portfolio and Short Duration Plus Portfolio invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

--------------------------------------------------------------------------------
22  Sanford C. Bernstein Fund, Inc.

        C. Security Transactions and Related Investment Income
           Security transactions are accounted for on the trade date (the date the buy or sell order is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date.

        D. Futures Contracts
           Upon entering into a futures contract, a Portfolio is required by the Exchange to deposit cash or to pledge U.S. Government securities with a broker in an amount (initial margin) equal to a certain percentage of the purchase price indicated in the futures contract. Subsequent payments, which are dependent on the daily fluctuations in the market value of the underlying index or security, are made or received by the Portfolio each day (daily variation margin) or at other intervals as is required. The aggregate of these payments or receipts through the expiration of the futures contract is recorded for book purposes as unrealized gains or losses by the Portfolio. If the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

        E. Written Options
           When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as an asset and a corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the option. The current market value is based on the last sale price on the exchange on which the option is principally traded, or, in the absence of a last sale, the option is priced at the mean between the bid and asked prices. When a call option is exercised, a Portfolio realizes a gain or loss on the underlying security, with the proceeds from the security sale increased by the amount of the option premium received. When a put option is exercised, the cost basis of the security purchased by a Portfolio is reduced by the option premium received.

        F. Federal Income Taxes
           Each of the 12 Portfolios of the Fund is treated as a separate entity for federal income tax purposes. Each Portfolio intends to comply, or to continue to comply, with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, each Portfolio will not be subject to federal income taxes to the extent that all of its income is distributed.

        G. Repurchase Agreements
           Each Portfolio may enter into repurchase agreements with banks or securities broker-dealers. It is the Fund's policy that its custodian receives delivery of the securities collateralizing repurchase agreements, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value of the collateral is equal to at least 100% of the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions on the Portfolio's ability to dispose of the underlying securities.

        H. Securities Transactions on a When-Issued or Delayed-Delivery Basis Any Portfolio of the Fund may purchase securities on a when-issued basis or sell securities on a delayed-delivery basis. At the time a Portfolio commits to purchase a security on a when-issued basis, the Portfolio will record the transaction and use the security's value in determining the Portfolio's net asset value. At the time a Portfolio commits to sell a security on a delayed-delivery basis, the Portfolio will record the transaction and exclude the security's value in determining the Portfolio's net asset value.


--------------------------------------------------------------------------------
                                                      1999 Semiannual Report  23

Sanford C. Bernstein Fund, Inc.
Notes to Financial Statements (continued)


        I. Distribution of Income and Gains
           Net investment income of each Portfolio except the International Value Portfolio and Emerging Markets Value Portfolio is declared and recorded as a dividend to shareholders daily and is payable to shareholders monthly. Dividends from net investment income, if any, of the International Value Portfolio and Emerging Markets Value Portfolio will be paid to shareholders at least once a year. Distributions of net realized gains, less any available loss carryforwards, if any, for all Portfolios will be paid to shareholders at least once a year, and recorded on the ex-dividend date.

           Elements of realized gains and net investment income may be recorded in different accounting periods for financial reporting
           (book) and federal income tax (tax) purposes (temporary differences). To the extent that such distributions required for tax purposes exceed income and gains recorded for book purposes as a result of such temporary differences, "excess distributions" are reflected in the accompanying financial statements. Certain other differences--permanent differences--arise because treatment of elements of income and gains is different between book and tax accounting. Permanent differences are reclassified to paid-in capital in the year they arise.

        J. Expenses
           Each Portfolio is charged for those expenses that are directly attributable to it, such as management, custodian, transfer-agent and shareholder servicing and administration. Other expenses are allocated among the Portfolios based on respective net assets.

        K. Organization Costs
           Costs incurred in connection with the organization of the Short Duration Diversified Municipal Portfolio ($21,176), Short Duration California Municipal Portfolio ($7,956), Short Duration New York Municipal Portfolio ($8,906) and Emerging Markets Value Portfolio ($48,194) have been allocated to each respective Portfolio. All organization costs are being amortized on a straight-line basis over a five-year period, beginning with the commencement of operations of each respective Portfolio.

        L. Use of Estimates
           The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

        M. Portfolio Transaction Fee
           The Emerging Markets Value Portfolio imposes a 2.00% fee on purchases and redemptions. This fee is retained by the Portfolio and is included in the financial statements as an item of additional paid-in capital.

        N. Securities Lending
           Each of the Portfolios of the Fund may enter into securities lending transactions. By lending its portfolio securities, a Portfolio attempts to increase its income through the interest earned on the loan. It is the policy of each Portfolio to receive collateral consisting of cash or U.S. Government securities in an amount at least equal to the value of the securities loaned. The securities lending agent has agreed to indemnify the Fund in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that collateral levels are maintained. Cash collateral received is invested by the securities lending agent in liquid short-term investments such as repurchase agreements and overnight time deposits pursuant to investment guidelines set forth by the Fund. Cash collateral received is recorded as an asset as well as a corresponding liability in the Statements of Assets and Liabilities. At March 31, 1999, the fund has securities on loan with a value of $1,640,306,681 and has received collateral of $1,705,484,443, of which $1,666,640,950

--------------------------------------------------------------------------------
24  Sanford C. Bernstein Fund, Inc.

           is cash collateral and $38,843,493 is collateral in the form of U.S. Government securities. The International Value Portfolio earned $856,197 from securities lending transactions for the period ended March 31, 1999. This amount is reflected in the Statement of Operations as a component of interest income.

NOTE 2.    Investment Management and Transactions with Affiliated Persons

        A. Management Fee
           Under agreements (the "Management Agreements") between the Fund and the Manager, the Manager manages the investment of each Portfolio's assets, places purchase and sales orders and bears various expenses, including the salaries and expenses of all personnel except those of outside directors. In addition, the Manager agrees to permit its directors, officers and employees who may be elected directors or officers of the Fund to serve in the capacities to which they are elected. The Manager renders these services subject to the general oversight of the Board of Directors. The Manager is to receive a management fee for these services from each Portfolio at the annual rate of .50 of 1% of average daily net assets up to and including $1 billion and at an annual rate of .45 of 1% of average daily net assets in excess of $1 billion for the Intermediate Duration Portfolio, Short Duration Plus Portfolio, Government Short Duration Portfolio, Diversified Municipal Portfolio, California Municipal Portfolio and New York Municipal Portfolio. The fee paid by the Short Duration Diversified Municipal Portfolio, Short Duration California Municipal Portfolio and Short Duration New York Municipal Portfolio is at an annual rate of .50 of 1% of each Portfolio's average daily net assets. The fee paid by the International Value Portfolio is at an annual rate of 1.00% of that Portfolio's average daily net assets up to and including $2 billion and at an annual rate of .90 of 1% of average daily net assets in excess of $2 billion. The fee paid by the Emerging Markets Value Portfolio is at an annual rate of 1.25% of that Portfolio's average daily net assets.

        B. Shareholder Servicing and Administrative Fee
           Under agreements (the "Shareholder Servicing and Administrative Agreements") between the Fund and the Manager, the Manager agrees to pay expenses it incurs in providing shareholder servicing to the Fund, the Portfolios and individual shareholders, and administrative services to the Fund and the Portfolios. The fee payable by each Portfolio except the International Value Portfolio and Emerging Markets Value Portfolio for services under this agreement is .10 of 1% of average daily net assets, and the fee paid by the International Value Portfolio and Emerging Markets Value Portfolio for services under this agreement is .25 of 1% of average daily net assets.

        C. Distribution
           Under agreements (the "Distribution Agreements") between the Fund and the Manager, the Manager agrees to act as agent to sell shares of the 12 Portfolios. The Manager receives no fee for this service, and furthermore agrees to pay all expenses arising from the performance of its obligations under this agreement.

        D. Directors and Officers
           Each of the four directors not affiliated with Sanford C. Bernstein & Co., Inc. receives annual compensation of $35,000 from the Fund, in addition to reimbursement of expenses incurred in connection with attending meetings of the Board of Directors. None of the directors affiliated with Sanford C. Bernstein & Co., Inc. receives compensation for services as a director of the Fund. Similarly, none of the Fund's officers receives compensation from the Fund.

        E. Transactions with Affiliates
           The Emerging Markets Value Portfolio paid commissions to Sanford C. Bernstein & Co., Inc. in the amount of $39,540 for the period ended March 31, 1999.

--------------------------------------------------------------------------------
                                                      1999 Semiannual Report  25

Sanford C. Bernstein Fund, Inc.
Notes to Financial Statements (continued)


   NOTE 3. Investment Security Transactions

        A. Purchases and Sales
           For the period from October 1, 1998 through March 31, 1999, the Portfolios had purchase and sales transactions, excluding repurchase transactions and transactions in short-term instruments, as follows:

                                        Purchases                                      Sales
                                       Excluding U.S.         Purchases of          Excluding U.S.        Sales of
                                        Government          U.S. Government          Government        U.S. Government
                                        Securities            Securities             Securities          Securities
                                       --------------       ---------------         --------------     ---------------
  International Value                $   788,523,206                    0         $1,277,855,844                    0
  Emerging Markets Value                  82,987,047                    0             59,092,719                    0
  Intermediate Duration                2,101,767,803         $111,147,312          2,065,783,772         $147,853,578
  Short Duration Plus                    196,123,863           19,192,117            113,419,497          123,454,288
  Government Short Duration               38,518,837           19,478,528             15,252,187           46,884,033
  Diversified Municipal                  376,737,579                    0            358,027,470                    0
  California Municipal                   122,078,621                    0             67,815,913                    0
  New York Municipal                     162,895,445                    0            152,189,962                    0
  Short Duration Diversified Municipal    98,549,451            9,125,859             72,513,883            6,090,938
  Short Duration California Municipal     44,614,152            4,867,875             44,334,837                    0
  Short Duration New York Municipal       46,749,136                    0             32,302,681                    0


        B. Transactions in Securities of Affiliated Issuers
           Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the Portfolio's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of each Portfolio's transactions in the securities of these issuers for the six months ended March 31, 1999 is set forth below:


Bernstein Emerging Markets Value
Portfolio

                                                   Acquisitions    Dispositions
                               Beginning           ------------    ------------    Ending    Realized   Interest
                                 Share        Share                Share           Share      Gain     and Dividend       Ending
Affiliate                       Amount       Amount     Cost       Amount    Cost   Amount    (Loss)      Income            Value
------------------------------------------------------------------------------------------------------------------------------------

  Central Puerto S.A.         1,943,759           0          0      0        0    1,943,759      0              0     $  4,746,118

  First Philippine            7,829,820     830,000   $244,706      0        0    8,659,820      0      $  14,828        6,704,377
   Holding Corp.
   (Class B)

  Israel Land                 1,999,527           0          0      0        0    1,999,527      0        633,502       10,872,796
   Development

  Israel Land                     8,500           0          0      0        0        8,500      0          7,865          131,750
   Development  ADR

  Jilin Chemical             56,100,000           0          0      0        0   56,100,000      0              0        2,823,279
   Industrial Co., Ltd.

  Robinson's Land            57,108,500           0          0      0        0   57,108,500      0              0        3,301,240
   Corp. - Series 'B'

  Thai-German                 4,728,100           0          0      0        0    4,728,100      0              0        1,082,723
   Ceramic Industry
   Co., Ltd.
                                                      --------            ----                ----       --------      -----------
                                                      $244,706               0                   0       $656,195      $29,662,283
                                                      ========            ====                ====       ========      ===========


--------------------------------------------------------------------------------
26  Sanford C. Bernstein Fund, Inc.

        C. Federal Income Tax Status
           At March 31, 1999, the Short Duration Plus Portfolio and Government Short Duration Portfolio had capital loss carryforwards as follows:

                                                              CAPITAL LOSS
                                                           CARRYFORWARD AMOUNT                            EXPIRATION
--------------------------------------------------------------------------------------------------------------------
  Short Duration Plus Portfolio                                 $4,428,265                                 9/30/2003
  Government Short Duration Portfolio                            1,483,117                                 9/30/2003


           Additionally, the Emerging Markets Value Portfolio, Intermediate Duration Portfolio and Short Duration New York Municipal Portfolio had post October loss deferrals of $30,641,332; $3,856,761; and $232,802, respectively. The Emerging Markets Value Portfolio, Intermediate Duration Portfolio and Short Duration Plus Portfolio had post October FX loss deferrals of $3,098,281; $3,080,315; and $910,629, respectively. For tax purposes, these losses are deemed to arise on October 1, 1998.

        D. Foreign Currency Contracts
           At March 31, 1999, the International Value Portfolio, Intermediate Duration Portfolio and Short Duration Plus Portfolio had outstanding foreign currency contracts to sell foreign currencies as follows:


FOREIGN CURRENCY SELL CONTRACTS--BERNSTEIN INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------

                                       VALUE PAYABLE AT          CURRENT            CONTRACT              CONTRACT
  FOREIGN CURRENCY                      SETTLEMENT DATES          VALUE           APPRECIATION         (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
  Settlement 06/01/99 through
   06/30/99
   Australian Dollars                  $  98,627,400        $  99,599,761                   0          $   (972,361)
   British Pounds                        107,715,900          108,113,168                   0              (397,268)
   Euro                                  384,664,710          377,490,897        $  7,173,813                     0
   Japanese Yen                          992,438,134          988,694,332           3,743,802                     0
   Norwegian Kroner                       80,406,682           80,638,575                   0              (231,893)
  Settlement 09/01/99 through
   09/30/99
   Singapore Dollars                      96,469,128           91,603,053           4,866,075                     0
                                      --------------       --------------        ------------           -----------
  Total                               $1,760,321,954       $1,746,139,786         $15,783,690           $(1,601,522)
                                      ==============       ==============        ============           ===========


FOREIGN CURRENCY SELL CONTRACT--BERNSTEIN INTERMEDIATE DURATION PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------

                                       VALUE PAYABLE AT          CURRENT            CONTRACT              CONTRACT
  FOREIGN CURRENCY                     SETTLEMENT DATES           VALUE           APPRECIATION         (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------

  Settlement 04/01/99 through 04/30/99
   Euro                                  $34,054,700          $31,383,108          $2,671,592                     0
                                      --------------       --------------        ------------           -----------
  Total                                  $34,054,700          $31,383,108          $2,671,592                     0
                                      ==============       ==============        ============           ===========


FOREIGN CURRENCY SELL CONTRACT--BERNSTEIN SHORT DURATION PLUS PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------

                                       VALUE PAYABLE AT          CURRENT            CONTRACT              CONTRACT
  FOREIGN CURRENCY                     SETTLEMENT DATES           VALUE           APPRECIATION         (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------

  Settlement 04/01/99 through 04/30/99
   Euro                                   $4,814,630           $4,436,922            $377,708                     0
                                      --------------       --------------        ------------           -----------
  Total                                   $4,814,630           $4,436,922            $377,708                     0
                                      ==============       ==============        ============           ===========


--------------------------------------------------------------------------------
                                                      1999 Semiannual Report  27

Sanford C. Bernstein Fund, Inc.
Notes to Financial Statements (continued)


NOTE 4.    Concentration of Credit Risk
           The two California Municipal Portfolios and the two New York Municipal Portfolios invest primarily in securities issued by the States of California and New York, respectively, and their various political subdivisions, and the performance of each of these Portfolios is closely tied to economic conditions within the applicable State and the financial condition of that State and its agencies and municipalities.

NOTE 5.    Risks Involved in Futures and Foreign Currency Contracts
           All Portfolios of the Fund may purchase or sell financial futures contracts. Financial futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index or the market value in U.S. dollars of a foreign currency. The contract amounts reflect the extent of each Portfolio's involvement and risk of loss in these financial instruments. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover. The Fund's activities in futures contracts are conducted through regulated exchanges that do not result in counterparty credit risks.

           Foreign currency contracts involve elements of market risk in excess of the amount reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the foreign currency contract. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

NOTE 6.    Capital-Share Transactions
           The Fund has authorized 2 billion shares of common stock, par value $0.001 per share, of which, at March 31, 1999, 1,550 million are divided into 12 Portfolios, allocated 400 million to the Bernstein International Value Portfolio, 250 million to the Bernstein Intermediate Duration Portfolio, 150 million to the Bernstein Diversified Municipal Portfolio, 100 million each to the Bernstein International Value II Portfolio, Bernstein Emerging Markets Value Portfolio, Bernstein Short Duration Plus Portfolio, Bernstein Government Short Duration Portfolio, Bernstein California Municipal Portfolio and Bernstein New York Municipal Portfolio, and 50 million allocated to each of the Bernstein Short Duration Diversified Municipal Portfolio, Bernstein Short Duration California Municipal Portfolio and Bernstein Short Duration New York Municipal Portfolio. Share transactions for each portfolio (except the Bernstein International Value II Portfolio which commenced operations subsequent to March 31, 1999) for the six months ended March 31, 1999 and the year ended September 30, 1998 were as follows:

                                          BERNSTEIN                      BERNSTEIN                    BERNSTEIN
                                     INTERNATIONAL VALUE            EMERGING MARKETS VALUE       INTERMEDIATE DURATION
                                          PORTFOLIO                      PORTFOLIO                     PORTFOLIO
                                     -------------------            ----------------------       ---------------------
                                   SIX MONTHS    YEAR ENDED      SIX MONTHS      YEAR ENDED     SIX MONTHS      YEAR ENDED
                                  ENDED 3/31/99    9/30/98      ENDED 3/31/99      9/30/98     ENDED 3/31/99     9/30/98
--------------------------------------------------------------------------------------------------------------------------
  Shares sold                      27,783,881     59,041,183       5,681,477      20,333,480     25,841,956      56,368,750
  Shares issued to shareholders
  on reinvestment of dividends
  from net investment income
  and distributions from net
  realized gains                   27,830,728     23,304,425         428,483         833,815      3,758,256       4,376,491
  Shares redeemed                 (36,010,789)   (41,077,328)     (4,469,054)     (4,744,203)   (21,720,307)    (26,187,703)
                                  -----------    -----------      ----------      ----------    -----------     -----------
  Net increase (decrease)
  in shares outstanding            19,603,820     41,268,280       1,640,906      16,423,092      7,879,905      34,557,538
                                  -----------    -----------      ----------      ----------    -----------     -----------
  Shares outstanding at
  beginning of period             278,635,991    237,367,711      35,870,455      19,447,363    188,389,761     153,832,223
                                  -----------    -----------      ----------      ----------    -----------     -----------
  Shares outstanding at
  end of period                   298,239,811    278,635,991      37,511,361      35,870,455    196,269,666     188,389,761
                                  ===========    ===========      ==========      ==========    ===========     ===========


--------------------------------------------------------------------------------
28  Sanford C. Bernstein Fund, Inc.

                                             BERNSTEIN                       BERNSTEIN                   BERNSTEIN
                                        SHORT DURATION PLUS               GOVERNMENT SHORT          DIVERSIFIED MUNICIPAL
                                            PORTFOLIO                    DURATION PORTFOLIO               PORTFOLIO
                                        -------------------              ------------------         ---------------------
                                   SIX MONTHS        YEAR ENDED        SIX MONTHS    YEAR ENDED    SIX MONTHS     YEAR ENDED
                                 ENDED 3/31/99        9/30/98        ENDED 3/31/99    9/30/98     ENDED 3/31/99     9/30/98
----------------------------------------------------------------------------------------------------------------------------
  Shares sold                      6,755,425        16,129,450        2,146,374      3,874,744      15,535,338     31,521,830
  Shares issued to shareholders
  on reinvestment of dividends
  from net investment income
  and distributions from net
  realized gains                     409,912           944,212          108,603        235,681         682,051        832,927
  Shares redeemed                (10,345,022)      (18,486,032)      (2,801,157)    (4,543,252)    (10,482,311)   (14,193,908)
                                 -----------       -----------       ----------     ----------     -----------    -----------
  Net increase (decrease)
  in shares outstanding           (3,179,685)       (1,412,370)        (546,180)      (432,827)      5,735,078     18,160,849
  Shares outstanding at
  beginning of period             47,481,108        48,893,478       10,904,533     11,337,360      99,275,747     81,114,898
                                 -----------       -----------       ----------     ----------     -----------    -----------
  Shares outstanding at
  end of period                   44,301,423        47,481,108       10,358,353     10,904,533     105,010,825     99,275,747
                                 ===========       ===========       ==========     ==========     ===========    ===========

                                           BERNSTEIN                        BERNSTEIN             BERNSTEIN SHORT DURATION
                                      CALIFORNIA MUNICIPAL             NEW YORK MUNICIPAL           DIVERSIFIED MUNICIPAL
                                          PORTFOLIO                         PORTFOLIO                     PORTFOLIO
                                      --------------------             ------------------         ------------------------
                                  SIX MONTHS       YEAR ENDED      SIX MONTHS      YEAR ENDED     SIX MONTHS       YEAR ENDED
                                 ENDED 3/31/99      9/30/98       ENDED 3/31/99     9/30/98      ENDED 3/31/99      9/30/98
--------------------------------------------------------------------------------------------------------------------------

  Shares sold                      7,830,269       15,733,043       8,137,439      18,521,963      4,685,514       9,487,311
  Shares issued to shareholders
  on reinvestment of dividends
  from net investment income
  and distributions from net
  realized gains                     310,440          329,587         559,657         638,380         98,896         171,102
  Shares redeemed                 (4,875,412)      (6,899,266)     (5,636,763)     (9,652,745)    (3,372,958)     (9,132,723)
                                 -----------      -----------      ----------      ----------    -----------     -----------
  Net increase (decrease)
  in shares outstanding            3,265,297        9,163,364       3,060,333       9,507,598      1,411,452         525,690
  Shares outstanding at
  beginning of period             38,753,540       29,590,176      58,817,028      49,309,430     12,615,659      12,089,969
                                 -----------      -----------      ----------      ----------    -----------     -----------
  Shares outstanding at
  end of period                   42,018,837       38,753,540      61,877,361      58,817,028     14,027,111      12,615,659
                                 ===========      ===========      ==========      ==========    ===========     ===========


--------------------------------------------------------------------------------
                                                      1999 Semiannual Report  29

Sanford C. Bernstein Fund, Inc.
Notes to Financial Statements (continued)


                                    BERNSTEIN SHORT DURATION     BERNSTEIN SHORT DURATION
                                      CALIFORNIA MUNICIPAL          NEW YORK MUNICIPAL
                                           PORTFOLIO                     PORTFOLIO
                                    ------------------------    ---------------------------
                                   SIX MONTHS          YEAR ENDED        SIX MONTHS         YEAR ENDED
                                  ENDED 3/31/99         9/30/98        ENDED 3/31/99          9/30/98
------------------------------------------------------------------------------------------------------
  Shares sold                      2,890,053         6,487,988         2,992,329            4,697,614
  Shares issued to shareholders
  on reinvestment of dividends
  from net investment income
  and distributions from net
  realized gains                      82,737            98,187            52,678               96,879
  Shares redeemed                 (3,224,241)       (5,606,118)       (1,649,694)          (4,590,799)
                                  ----------        ----------        ----------           ----------
  Net increase (decrease)
  in shares outstanding             (251,451)          980,057         1,395,313              203,694

  Shares outstanding at
  beginning of period              7,855,273         6,875,216         6,309,282            6,105,588
                                  ----------        ----------        ----------           ----------

  Shares outstanding at
  end of period                    7,603,822         7,855,273         7,704,595            6,309,282
                                  ==========        ==========        ==========           ==========





   NOTE 7. Year 2000 Risks

           Like other mutual funds and financial and business operations around the world, the Fund could be adversely affected if the computer software, and to a lesser extent, hardware used by the Manager and other service providers are not able to process and calculate date-related information and data before, during, and after January 1, 2000. This is commonly known as the "Year 2000 Issue". The Manager is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to the computer software and hardware that it uses and to obtain satisfactory assurances that comparable steps are being taken by the Fund's other major service providers. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund. In addition, companies or governmental entities in which the Fund Portfolios invest could be affected by the Year 2000 Issue, but at this time the Fund cannot predict the degree of impact. To the extent the impact on a portfolio holding is negative, a Portfolio's returns could be adversely affected.


--------------------------------------------------------------------------------
30  Sanford C. Bernstein Fund, Inc.

Sanford C. Bernstein Fund, Inc.

--------------------------------------------------------------------------------
DIRECTORS AND OFFICERS
--------------------------------------------------------------------------------
      Roger Hertog
      President, Treasurer and Director
      President, Chief Operating Officer and Director,
      Sanford C. Bernstein & Co.,Inc.

      Andrew S. Adelson
      Senior Vice President and Director
      Senior Vice President, Chief Investment
      Officer--International and Director,
      Sanford C. Bernstein & Co., Inc.

      Arthur Aeder
      Director
      Consultant

      Peter L. Bernstein*
      Director
      President and Chief Executive Officer,
      Peter L. Bernstein, Inc.

      William Kristol
      Director
      Editor and Publisher, The Weekly Standard
      Consultant, ABC News

      Theodore Levitt
      Director
      Professor Emeritus of Business Administration,
      Harvard University

      Francis H. Trainer, Jr.
      Senior Vice President
      Senior Vice President, Chief Investment
      Officer--Global Fixed Income and Director,
      Sanford C. Bernstein & Co., Inc.

      Jean Margo Reid
      Secretary
      Senior Vice President, General Counsel and Secretary,
      Sanford C. Bernstein & Co., Inc.

--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

      PricewaterhouseCoopers LLP
      1177 Avenue of the Americas
      New York, New York 10036

--------------------------------------------------------------------------------
LEGAL COUNSEL
--------------------------------------------------------------------------------

      Swidler Berlin Shereff Friedman, LLP
      919 Third Avenue
      New York, New York 10022

--------------------------------------------------------------------------------
CUSTODIAN AND TRANSFER AGENT
--------------------------------------------------------------------------------

      State Street Bank and Trust Company
      225 Franklin Street
      Boston, Massachusetts 02110

--------------------------------------------------------------------------------
INVESTMENT ADVISOR
--------------------------------------------------------------------------------

      Sanford C. Bernstein & Co., Inc.

      767 Fifth Avenue
      New York, New York 10153

      227 West Monroe Street
      Chicago, Illinois 60606

      300 Crescent Court
      Dallas, Texas 75201

      1999 Avenue of the Stars
      Los Angeles, California 90067

      555 California Street
      San Francisco, California 94104

      800 Connecticut Avenue, NW
      Washington, DC 20006

      Phillips Point--West Tower
      777 South Flagler Drive
      West Palm Beach, Florida 33401

      One North Lexington Avenue
      White Plains, New York 10601


     *Not related to Zalman C. Bernstein, deceased, former Chairman of the Executive Committee, Sanford C. Bernstein & Co., Inc.

    These financial statements are taken from the records of the Fund without examination by independent public accounts who express no opinion thereon.

                        Sanford C. Bernstein Fund, Inc.
                   767 Fifth Avenue, New York, New York 10153
                                 (212) 756-4097

                                SEMIANNUAL REPORT
                                 MARCH 31, 1999


Sanford C. Bernstein Fund, Inc.



                  Schedule of Investments

                  Municipal Bond

                  Portfolios
                  --------------------------------------------
                  --------------------------------------------
                  --------------------------------------------
                  --------------------------------------------
                  --------------------------------------------



                  Diversified Municipal
                  --------------------------------------------
                  California Municipal
                  --------------------------------------------
                  New York Municipal
                  --------------------------------------------
                  Short Duration Diversified Municipal
                  --------------------------------------------
                  Short Duration California Municipal
                  --------------------------------------------
                  Short Duration New York Municipal

                                 (Blank Page)

                        Sanford C. Bernstein Fund, Inc.
                            Schedule of Investments
                    Bernstein Diversified Municipal Portfolio
                           March 31, 1999 (Unaudited)


--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value*
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS:                                                    5.92%
--------------------------------------------------------------------------------
Commercial Paper: 1.95%
 28,386,000 Prudential Funding Corp.,                              $  28,386,000
            Discount rate 5.05%, 04/01/1999
                                                                   -------------
Total Commercial Paper (Cost $28,386,000)                             28,386,000
                                                                   -------------

Tax Exempt Variable-Rate Demand Notes: 3.97%
 2,100,000 Louisiana State Offshore Terminal                           2,100,000
           Authority, Deepwater Port
           Revenue, Weekly Floater, Putable
           Weekly, 3.05%, 09/01/2008
 4,000,000 Montgomery County, Maryland                                 4,000,000
           Economic Development Revenue,
           Institute for Genomic Research
           Facility, Weekly Floater, Putable
           Weekly, 3.00%, 03/01/2009
 4,400,000 South Carolina Jobs Economic                                4,400,000
           Development Authority, Hospital
           Facilities Revenue, Tuomey
           Regional Medical Center Series B,
           Weekly Floater, Putable Weekly,
           3.00%, 11/01/2025
11,100,000 Massachusetts Health &                                     11,100,000
           Educational Facilities Authority,
           Partners Healthcare Systems P-1,
           Daily Floater, Putable Daily,
           2.95%, 07/01/2027
 5,400,000 Massachusetts Water Resources                               5,400,000
           Authority, Multi-Modal
           Subordinated General Series B,
           Daily Floater, Putable Daily,
           2.95%, 04/01/2028
 8,700,000 Massachusetts Water Resources                               8,700,000
           Authority, Multi-Modal
           Subordinated General Series B,
           Weekly Floater, Putable Weekly,
           2.80%, 08/01/2028
22,000,000 Collier County, Florida Health                             22,000,000
           Facilities Authority, Cleveland
           Clinic Health Systems, Daily
           Floater, Putable Daily,
           3.10%, 01/01/2033
                                                                ----------------
Total Tax Exempt Variable-Rate Demand Notes
(Cost $57,700,000)                                                    57,700,000
                                                                ----------------

Total Short-Term Investments
(Cost $86,086,000)                                                    86,086,000
                                                                ----------------

* See Note 1, page 22 in Notes to Financial Statements.

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------

U.S. TREASURY INFLATION PROTECTION SECURITY:                               0.77%
--------------------------------------------------------------------------------
 11,541,031 3.375%, 01/15/2007 (Note A, p. 15)                  $     11,115,455
                                                                ----------------

Total U.S. Treasury Inflation Protection
Security (Cost $11,236,915)                                           11,115,455
                                                                ----------------
--------------------------------------------------------------------------------
PREREFUNDED/ESCROWED:                                                     14.12%
--------------------------------------------------------------------------------
  1,565,000 South Dakota Student Loan                                  1,617,662
            Assistance Corp., Student Loan
            Revenue Series B, AMT,
            7.625%, 08/01/2006,
            Prerefunded 08/01/1999 @102
  3,880,000 Metropolitan Seattle, Washington                           4,059,916
            Sewer Revenue Series T,
            6.875%, 01/01/2031,
            Prerefunded 01/01/2000 @102
  1,000,000 Salt River Agricultural Improvement &                      1,049,080
            Power District, Arizona Electric
            Systems Revenue Series A,
            7.25%, 01/01/2019,
            Prerefunded 01/01/2000 @102
  4,845,000 Maury County Health & Educational                          5,251,108
            Facilities Board, Tennessee Revenue,
            Southern Healthcare Heritage
            Series E, 10.50%, 03/01/2020,
            Prerefunded 03/01/2000 @102
  1,940,000 Massachusetts Water Resources                              2,055,605
            Authority Series A, 7.375%,
            04/01/2003,
            Prerefunded 04/01/2000 @102
  1,000,000 Massachusetts Water Resources                              1,061,300
            Authority Series A, 7.50%, 04/01/2016,
            Prerefunded 04/01/2000 @102
  3,000,000 Massachusetts Water Resources                              3,187,500
            Authority Series A, 7.625%, 04/01/2014,
            Prerefunded 04/01/2000 @102
  7,420,000 Rhode Island State Health &                                7,933,612
            Educational Building Corp.
            Revenue, Johnson & Wales
            University, 8.375%, 04/01/2020,
            Prerefunded 04/01/2000 @102
  2,000,000 New York State Dormitory                                   2,123,760
            Authority, State University
            Series B, 7.25%, 05/15/2015,
            Prerefunded 05/15/2000 @102
  8,150,000 Franklin County, Ohio Hospital                             8,680,483
            Revenue, 7.60%, 05/15/2020,
            Prerefunded 05/15/2000 @102
  2,685,000 Austin, Texas Utility Systems                              2,863,016
            Revenue Combined Series A,
            9.50%, 05/15/2015,
            Prerefunded 05/15/2000 @100
     40,000 District of Columbia Series E,                                40,604
            4.75%, 06/01/2000,
            Escrowed to Maturity

                        Schedule of Investments--Municipal Bond Portfolios     1

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------

     50,000 District of Columbia Series A-3,                      $       50,810
            4.90%, 06/01/2000,
            Escrowed to Maturity
  1,000,000 Illinois State, 6.70%, 06/01/2003,                         1,056,760
            Prerefunded 06/01/2000 @102
  1,610,000 Honolulu City & County, Hawaii                             1,694,010
            Series C, 7.15%,06/01/2009,
            Prerefunded 06/01/2000 @101
  4,525,000 Pennsylvania Intergovernmental                             4,666,361
            Cooperation Authority, Special Tax
            Revenue, FGIC, 6.00%, 06/15/2000,
            Escrowed to Maturity
  1,690,000 Albuquerque, New Mexico Joint                              1,744,722
            Water & Sewage Systems Revenue
            Series A, 6.00%, 07/01/2015,
            Prerefunded 07/01/2000 @102
  4,455,000 Delaware Transportation Authority                          4,722,122
            Systems Revenue, 6.75%, 07/01/2010,
            Prerefunded 07/01/2000 @102
    795,000 El Paso County, Texas,                                       827,889
            6.80%, 07/01/2000,
            Escrowed to Maturity
  1,885,000 Washington Public Power Supply                             2,003,680
            System Revenue, Nuclear Project
            No. 1 Series A, 7.00%, 07/01/2011,
            Prerefunded 07/01/2000 @102
  1,265,000 Washington Public Power Supply                             1,344,644
            System Revenue, Nuclear Project
            No. 2 Series B, FGIC,
            7.00%, 07/01/2012,
            Prerefunded 07/01/2000 @102
 16,020,000 Washington Public Power Supply                            17,028,619
            System Revenue, Nuclear Project
            No. 2 Series B, FSA, 7.00%, 07/01/2012,
            Prerefunded 07/01/2000 @102
            (Note C, p. 15)
  1,000,000 New York State Dormitory Authority,                        1,070,460
            City University Systems Series A,
            7.625%, 07/01/2020,
            Prerefunded 07/01/2000 @102
  4,605,000 Washington Public Power Supply                             4,936,376
            System Revenue, Nuclear Project
            No. 1 Series C, 7.75%, 07/01/2008,
            Prerefunded 07/01/2000 @102
  3,000,000 New York State Dormitory Authority,                        3,218,460
            City University Systems Series F,
            7.875%, 07/01/2007,
            Prerefunded 07/01/2000 @102
  2,405,000 Massachusetts Health & Educational                         2,612,600
            Facilities Authority Revenue, Goddard
            Memorial Hospital Issue Series B,
            9.00%, 07/01/2015,
            Prerefunded 07/01/2000 @102

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------

  2,100,000 Dade County School Board, Florida                   $      2,145,633
            Certificates of Participation Series B,
            AMBAC, 5.00%, 08/01/2000,
            Escrowed to Maturity
    155,000 New York City Series L,                                      158,762
            5.25%, 08/01/2000,
            Escrowed to Maturity
  1,000,000 Denver City & County, Colorado                             1,046,660
            Airport Revenue Series A,
            6.20%, 08/01/2006,
            Prerefunded 08/01/2000 @101
  1,680,000 Minnesota State Infrastructure                             1,758,389
            Development, 7.00%, 08/01/2001,
            Prerefunded 08/01/2000 @100
  1,330,000 Allegheny County, Pennsylvania                             1,411,582
            Series C-37, 7.20%, 12/01/2006,
            Prerefunded 12/01/2000 @100
  2,365,000 Houston, Texas Water & Sewer                               2,562,383
            Systems Revenue, MBIA,
            7.40%, 12/01/2018,
            Prerefunded 12/01/2000 @102
  3,830,000 New York State Thruway Authority,                          3,989,673
            Local Highway & Bridge Service
            Contract Revenue,
            6.00%, 01/01/2011,
            Prerefunded 01/01/2001 @100
  7,290,000 New York State Power Authority                             7,816,046
            Revenue & General Purpose
            Series Y, 6.75%, 01/01/2018,
            Prerefunded 01/01/2001 @102
  1,575,000 Fulton County Building Authority,                          1,702,370
            Georgia Series A, 8.40%, 01/01/2001,
            Escrowed to Maturity
  1,770,000 Richmond, Virginia Series A,                               1,886,236
            6.25%, 01/15/2021,
            Prerefunded 01/15/2001 @102
  1,000,000 University of Maryland Auxiliary                           1,065,910
            Facility System & Tuition Revenue
            Series A, 6.20%, 02/01/2006,
            Prerefunded 02/01/2001 @102
  5,260,000 New York State Local Government                            5,703,102
            Assistance Corp. Series C,
            7.00%, 04/01/2021,
            Prerefunded 04/01/2001 @102
  3,000,000 Austin, Texas Utility Systems                              3,268,710
            Revenue Series A,
            8.00%, 11/15/2016,
            Prerefunded 05/15/2001 @100
     90,000 District of Columbia Series A,                                93,413
            5.50%, 06/01/2001,
            Escrowed to Maturity
  1,565,000 Arizona State Transportation Board,                        1,685,083
            Highway Revenue Series A,
            6.45%, 07/01/2006,
            Prerefunded 07/01/2001 @101.50

2    Sanford C. Bernstein Fund, Inc.--1999 Semiannual Report

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------

  1,205,000 Arizona State Transportation Board,                   $    1,297,387
            Highway Revenue Series A,
            6.50%, 07/01/2011,
            Prerefunded 07/01/2001 @101.50
  2,790,000 Los Angeles County Transportation                          3,044,336
            Commission, California Sales Tax
            Revenue Series A, FGIC,
            6.75%, 07/01/2018,
            Prerefunded 07/01/2001 @102
  1,600,000 Washington Public Power Supply                             1,742,848
            System Revenue, Nuclear Project
            No. 1 Series A, 6.875%, 07/01/2017,
            Prerefunded 07/01/2001 @102
  1,265,000 Massachusetts Consolidated Loans                           1,381,317
            Series D, 7.00%, 07/01/2007,
            Prerefunded 07/01/2001 @102
  1,000,000 South Carolina Public Service                              1,091,950
            Authority Revenue Series B,
            7.00%, 07/01/2012,
            Prerefunded 07/01/2001 @102
  1,450,000 South Carolina State Public                                1,586,416
            Service Authority Series B,
            7.10%, 07/01/2021,
            Prerefunded 07/01/2001 @102
  1,900,000 Massachusetts Series B, AMBAC,                             2,058,650
            6.50%, 08/01/2011,
            Prerefunded 08/01/2001 @102
  1,000,000 New York City Series A,                                    1,107,950
            7.75%, 08/15/2014,
            Prerefunded 08/15/2001 @101.50
  1,280,000 New York City Series A,                                    1,418,176
            7.75%, 08/15/2015,
            Prerefunded 08/15/2001 @101.50
  1,530,000 New York City Series A,                                    1,695,163
            7.75%, 08/15/2017,
            Prerefunded 08/15/2001 @101.50
  4,585,000 Lewis County Public Utility                                5,042,216
            District No. 1, Washington,
            Cowlitz Falls Hydroelectric Project
            Revenue, 7.00%, 10/01/2022,
            Prerefunded 10/01/2001 @102
  3,005,000 Washington Suburban Sanitation                             3,257,600
            District, Maryland Sewage
            Disposal, 6.20%, 11/01/2002,
            Prerefunded 11/01/2001 @102
    350,000 Denver City & County, Colorado                               400,981
            Airport Revenue Series A, AMT,
            8.875%, 11/15/2012,
            Prerefunded 11/15/2001 @102
  1,500,000 Massachusetts Water Resources                              1,638,330
            Authority Series A, 6.50%, 12/01/2019,
            Prerefunded 12/01/2001 @102
  1,950,000 Massachusetts Water Resources                              2,148,179
            Authority Series A, 6.875%, 12/01/2011,
            Prerefunded 12/01/2001 @102

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------

    505,000 Austin, Texas Utility Systems                         $      596,950
            Revenue, MBIA, 9.25%, 11/15/2002,
            Escrowed to Maturity
  4,970,000 Connecticut State Series A,                                5,398,215
            5.70%, 03/15/2011,
            Prerefunded 03/15/2003 @102
    375,000 Metropolitan Pier & Exposition                               405,983
            Authority, Illinois Dedicated
            State Tax Revenue, McCormick
            Place Series A, 5.90%, 06/15/2003,
            Escrowed to Maturity
    180,000 Grapevine-Colleyville Independent                            206,507
            School District, Texas Series A,
            AMBAC, 7.50%, 08/15/2003,
            Escrowed to Maturity
    740,000 Grapevine-Colleyville Independent                            848,972
            School District, Texas Series A,
            AMBAC, 7.50%, 08/15/2003,
            Escrowed to Maturity
  1,045,000 District of Columbia Series B,                             1,159,459
            6.00%, 06/01/2007,
            Prerefunded 06/01/2004 @102
    700,000 Metropolitan Pier & Exposition                               770,812
            Authority, Illinois Dedicated
            State Tax Revenue, McCormick
            Place Series A, 5.70%, 06/15/2005,
            Prerefunded 06/15/2004 @102
  2,330,000 Fulton County Building Authority,                          2,887,988
            Georgia Series A, 8.75%, 01/01/2005,
            Escrowed to Maturity
  1,035,000 Massachusetts Consolidated Loans                           1,133,077
            Series B, FGIC, 5.50%, 06/01/2012,
            Prerefunded 06/01/2006 @101
  1,000,000 Illinois Educational Facilities Authority                  1,187,040
            Revenue, Loyola University, Chicago
            Series A, 7.00%, 07/01/2007,
            Escrowed to Maturity
  2,120,000 Mississippi State, 6.20%, 02/01/2008,                      2,399,607
            Escrowed to Maturity
  3,035,000 Wallenpaupack Area School                                  3,277,193
            District, Pennsylvania Series A,
            FGIC, 5.25%, 11/15/2012,
            Prerefunded 11/15/2008 @100
    235,000 Palm Beach County, Florida Solid                             268,436
            Waste Authority Revenue Series A,
            AMBAC, 6.00%, 10/01/2009,
            Escrowed to Maturity
  2,755,000 Tarrant County Health Facilities                           2,816,354
            Development Corp., Texas, Harris
            Methodist Health Systems Series A,
            5.125%, 09/01/2012,
            Escrowed to Maturity
  4,100,000 North Carolina Municipal Power                             4,450,550
            Agency No. 1, Catawba Electric
            Revenue, 5.50%, 01/01/2013,
            Escrowed to Maturity

                        Schedule of Investments--Municipal Bond Portfolios     3

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------

  2,045,000 Retama Development Corporation,                     $      2,900,117
            Texas, Special Facilities Revenue,
            Retama Racetrack, 8.75%, 12/15/2013,
            Escrowed to Maturity
    150,000 Florida State Board of Education                             212,535
            Capital Outlay, 9.125%, 06/01/2014,
            Escrowed to Maturity
  3,860,000 Retama Development Corporation,                            5,532,345
            Texas, Special Facilities Revenue,
            Retama Racetrack, 8.75%, 12/15/2014,
            Escrowed to Maturity
  1,125,000 Retama Development Corporation,                            1,627,909
            Texas, Special Facilities Revenue,
            Retama Racetrack, 8.75%, 12/15/2015,
            Escrowed to Maturity
  1,000,000 Bell County Health Facilities                              1,172,530
            Development Corp., Texas,
            Lutheran General Health Care
            Systems, 6.50%, 07/01/2019,
            Escrowed to Maturity
  4,940,000 Rhode Island Depositors Economic                           5,408,954
            Protection Corp. Series A, FSA,
            5.75%, 08/01/2019,
            Escrowed to Maturity
  1,500,000 Rhode Island Depositors Economic                           1,601,625
            Protection Corp. Series A, FSA,
            5.50%, 08/01/2020,
            Escrowed to Maturity
  5,780,000 Rhode Island Depositors Economic                           6,866,523
            Protection Corp. Series A,
            6.375%, 08/01/2022,
            Escrowed to Maturity
                                                                ----------------
Total Prerefunded/Escrowed
(Cost $199,055,754)                                                  205,236,291
                                                                ----------------
--------------------------------------------------------------------------------
INSURED:                                                                  32.53%
--------------------------------------------------------------------------------
  1,175,000 Chicago, Illinois Motor Fuel Tax                           1,203,764
            Revenue, AMBAC, 6.60%, 01/01/2000
  1,050,000 Massachusetts Consolidated Loans                           1,074,150
            Series B, FGIC, 7.30%, 04/01/2000
  2,340,000 Clemson University, South Carolina                         2,372,760
            University Revenue Series A,
            AMBAC, 4.625%, 05/01/2000
  1,000,000 Averill Park Central School District,                      1,020,720
            New York, FGIC, 5.25%, 05/01/2000
  1,200,000 Plano, Texas Waterworks & Sewer                            1,245,252
            Revenue, AMBAC, 6.90%, 05/01/2000
  4,295,000 Clark County School District, Nevada,                      4,512,714
            FGIC, 8.25%, 05/01/2000
  1,335,000 Jonesboro, Arkansas Sales & Use                            1,355,118
            Tax, FSA, 4.75%, 05/15/2000
  2,035,000 Philadelphia Hospital & Higher                             2,071,610
            Education Facilities Authority,
            Pennsylvania, Jefferson Health
            Systems Revenue Series A, AMBAC,
            5.00%, 05/15/2000


--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------

  1,130,000 District of Columbia Series E,                      $      1,146,419
            FGIC, 4.75%, 06/01/2000
  3,325,000 Platte River Power Authority,                              3,387,909
            Colorado Power Revenue Series DD,
            MBIA, 5.00%, 06/01/2000
  1,000,000 Ohio State Water Development                               1,022,370
            Authority Revenue, MBIA,
            5.40%, 06/01/2000
  2,400,000 Minnesota State Revenue Series A,                          2,448,792
            AMBAC, 5.00%, 06/30/2000
  1,000,000 Alaska Student Loan Corp., Student                         1,020,120
            Loan Revenue Series A, AMBAC, AMT,
            5.375%, 07/01/2000
  3,000,000 Arizona State Transportation Board                         3,078,780
            Excise Tax Revenue, AMBAC,
            5.50%, 07/01/2000
  6,110,000 Intermountain Power Agency, Utah                           6,303,320
            Power Supply Revenue Series C,
            MBIA, 6.00%, 07/01/2000
  4,000,000 Massachusetts Series A, FSA,                               4,087,960
            5.00%, 08/01/2000
  4,220,000 Osceola County, Florida Capital                            4,285,241
            Improvements Revenue, MBIA,
            4.50%, 09/01/2000
 20,300,000 New Jersey State Transit Corp.,                           20,603,891
            Capital Grant Anticipation Notes
            Series A, FSA, 5.00%, 09/01/2000
 11,210,000 New Jersey State Educational                              11,487,784
            Facilities Authority, Higher Education
            Facilities Trust Fund Series A,
            AMBAC, 5.125%, 09/01/2000
  1,530,000 Dade County, Florida Aviation                              1,568,433
            Revenue, Miami International
            Airport Series A, FSA, AMT,
            5.25%, 10/01/2000
  1,070,000 Metropolitan Washington Airport                            1,097,510
            Authority, District of Columbia
            Revenue Series B, FGIC, AMT,
            5.25%, 10/01/2000
  1,015,000 Wichita, Kansas, Water & Sewer                             1,061,568
            Utility Revenue, FGIC,
            6.50%, 10/01/2000
  2,000,000 Dade County, Florida, FGIC,                                2,246,560
            12.00%, 10/01/2000
  1,235,000 Indiana Health Facility Financing                          1,266,060
            Authority Hospital Revenue,
            Sisters of St. Francis Health
            Series A, MBIA, 5.00%, 11/01/2000
  1,030,000 Northglenn, Colorado Water Utility                         1,032,307
            Series A, MBIA, 6.60%, 11/01/2000
  2,395,000 Jonesboro, Arkansas Sales & Use                            2,446,995
            Tax, FSA, 4.75%, 11/15/2000
  5,160,000 Ohio State Special Obligation,                             5,317,793
            Elementary & Secondary Education
            Capital Facilities Series B, FSA,
            5.25%, 12/01/2000

4     Sanford C. Bernstein Fund, Inc.--1999 Semiannual Report

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------

  2,220,000 Carrollton & Henderson Public                       $      2,256,230
            Energy Authority, Kentucky
            Trust Series A, FSA, 4.50%, 01/01/2001
  2,275,000 Clark County Public Utility District                       2,409,248
            No. 1, Washington Electric Revenue,
            FGIC, 7.10%, 01/01/2001
  1,000,000 Humble Independent School                                  1,070,200
            District, Texas, PSF Guaranteed,
            7.625%, 02/01/2001
  1,225,000 Southeastern Pennsylvania                                  1,262,951
            Transportation Authority,
            Pennsylvania Special Revenue,
            FGIC, 5.25%, 03/01/2001
  2,660,000 Board of Regents, Texas State                              2,708,971
            University Systems Revenue Series A,
            FSA, 4.50%, 03/15/2001
  5,760,000 Oregon State Department of                                 5,815,872
            Administrative Services, Lottery
            Revenue, Education Projects
            Series A, FSA, 4.00%, 04/01/2001
  1,125,000 District of Columbia Series E,                             1,154,948
            FGIC, 5.00%, 06/01/2001
  4,265,000 New Jersey State Transportation                            4,487,804
            Trust Fund Authority, Transportation
            Systems Series A, AMBAC,
            6.00%, 06/15/2001
  1,750,000 Detroit, Michigan Sewage Disposal                          1,801,818
            Revenue Series A, FGIC,
            4.85%, 07/01/2001
  3,260,000 Florida State Division of Bond                             3,367,678
            Finance, Department of General
            Services, Environmental Protection
            Preservation 2000 Series B, FSA,
            5.00%, 07/01/2001
  1,000,000 University of Texas, PUF Guaranteed,                       1,032,380
            5.00%, 07/01/2001
  2,390,000 Arizona State Transportation Board                         2,483,592
            Excise Tax Revenue, Maricopa
            County Regional Area Road Series A,
            AMBAC, 5.40%, 07/01/2001
  1,000,000 Phoenix, Arizona Airport Revenue                           1,044,480
            Series A, MBIA, 5.65%, 07/01/2001
  2,885,000 Massachusetts Consolidated Loan                            2,996,390
            Series C, MBIA, 5.25%, 08/01/2001
  1,000,000 Louisiana State Series A, FGIC,                            1,054,720
            6.00%, 08/01/2001
  1,475,000 Tennessee Energy Acquisition                               1,509,117
            Corp., Gas Revenue Series B,
            AMBAC, 4.625%, 09/01/2001
  5,525,000 New Jersey State Educational                               5,729,977
            Facilities Authority, Higher
            Education Facilities Trust Fund
            Series A, AMBAC,
            5.125%, 09/01/2001

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------

  3,595,000 New Jersey State Transit Corp.                      $      3,720,070
            Certificates Series A, AMBAC,
            5.00%, 09/15/2001
  1,475,000 West Haven, Connecticut, AMBAC,                            1,489,838
            4.00%, 02/01/2002
  2,000,000 Honolulu City & County, Hawaii                             2,072,320
            Series A, FGIC, 5.00%, 07/01/2002
            (Note D, p. 15)
  2,000,000 New Jersey State Transit Corp.                             2,085,220
            Certificates Series A, AMBAC,
            5.00%, 09/15/2002
  1,000,000 Orlando, Florida Waste Water                                 939,770
            Systems Revenue Series A,
            Variable Rate CPI Bond, MBIA,
            3.38%, 10/01/2002
    595,000 Austin, Texas Utility Systems                                703,558
            Revenue, MBIA, 9.25%, 11/15/2002
  1,025,000 Niagara Frontier Authority, New                            1,058,569
            York Airport Revenue, Greater
            Buffalo International Airport,
            AMBAC, AMT, 5.75%, 04/01/2004
  1,000,000 District of Columbia Series B-3,                           1,052,950
            MBIA, 5.20%, 06/01/2004
    800,000 Metropolitan Pier & Exposition                               867,952
            Authority, Illinois Dedicated
            State Tax Revenue, McCormick
            Place Series A, MBIA,
            5.70%, 06/15/2005
  1,000,000 Utah State Board of Regents,                               1,074,280
            Student Loan Revenue Series  J,
            AMBAC, AMT, 6.00%, 05/01/2006
  1,340,000 Arlington, Texas Waterworks &                              1,487,614
            Sewer Revenue, AMBAC,
            6.00%, 06/01/2006
  2,095,000 Virginia Port Authority Facilities                         2,314,305
            Revenue, MBIA, AMT,
            6.00%, 07/01/2006
  4,775,000 Chicago, Illinois, FGIC,                                   5,148,357
            5.50%, 01/01/2007
  2,200,000 Clark County Public Utility                                2,372,018
            District No.1, Washington
            Electric Revenue, AMBAC,
            5.50%, 01/01/2007
  4,485,000 Cleveland, Ohio Waterworks                                 4,857,166
            Revenue Series G, MBIA,
            5.50%, 01/01/2007
  6,110,000 Chicago, Illinois O'Hare International                     6,690,144
            Airport Revenue, Second Lien-Series A,
            AMBAC, AMT, 6.00%, 01/01/2007
  1,000,000 Prince Georges County, Maryland                            1,124,050
            Consolidated Public Improvement
            Series A, MBIA, 6.00%, 03/15/2007

  2,000,000 Walled Lake Consolidated School                            2,236,920
            District, Michigan, MBIA,
            6.00%, 05/01/2007

                        Schedule of Investments--Municipal Bond Portfolios     5

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------

  1,715,000 Northeast Hospital Authority, Texas,                $      1,877,496
            Northeast Medical Center Hospital
            Revenue, FSA, 5.75%, 05/15/2007
  7,095,000 District of Columbia Series B,                             7,774,488
            MBIA, 6.00%, 06/01/2007
  2,425,000 Philadelphia, Pennsylvania                                 2,715,806
            Airport Revenue Series A, FGIC,
            6.00%, 06/15/2007
  1,200,000 Philadelphia, Pennsylvania                                 1,330,776
            Airport Revenue Series B, FGIC,
            AMT, 6.00%, 06/15/2007
  1,105,000 Delaware Transportation Authority                          1,234,860
            Systems Revenue, AMBAC,
            6.00%, 07/01/2007
  2,030,000 MTA, New York Commuter Facilities                          2,270,048
            Revenue Series C-1, FGIC,
            6.00%, 07/01/2007
  2,775,000 Washington Public Power Supply                             3,099,064
            System Revenue, Nuclear Project
            No. 1 Series A, AMBAC,
            6.00%, 07/01/2007
  1,000,000 Cook County, Illinois, MBIA,                               1,201,600
            7.25%, 11/01/2007
  1,965,000 Connecticut State Resource Recovery                        2,166,609
            Authority, Mid-Connecticut Systems
            Series A, MBIA, 5.75%, 11/15/2007
  1,400,000 Massachusetts Consolidated Loans                           1,470,560
            Series A, MBIA, 5.00%, 01/01/2008
  2,270,000 Clark County Public Utility                                2,457,888
            District No. 1, Washington
            Electric Revenue, AMBAC,
            5.50%, 01/01/2008
  1,465,000 Sangamon County School District                            1,579,328
            No. 186, Illinois, FGIC,
            5.55%, 01/01/2008
  1,000,000 Berkley City School District, Michigan,                    1,186,800
            FGIC, 7.00%, 01/01/2008
  1,000,000 Memphis-Shelby County Airport                              1,107,760
            Authority, Tennessee Revenue
            Series A, MBIA, AMT,
            6.00%, 02/15/2008
  1,875,000 Port Arthur Navigation District,                           2,113,069
            Texas, AMBAC,
            6.00%, 03/01/2008
  3,875,000 Regional Transportation Authority,                         4,248,007
            Illinois Series A, AMBAC,
            6.00%, 06/01/2008
  1,095,000 Haverhill, Massachusetts, FGIC,                            1,230,035
            6.00%, 06/15/2008
  2,000,000 Intermountain Power Agency, Utah                           2,324,040
            Power Supply Revenue Series A,
            AMBAC, 6.50%, 07/01/2008
  4,140,000 Metropolitan Washington Airport                            4,474,429
            Authority, District of Columbia
            Revenue Series A,
            MBIA, AMT, 5.80%, 10/01/2008

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------

  1,265,000 Emerald Peoples Utility District,                   $      1,562,781
            Oregon, FGIC, 7.35%, 11/01/2008
  1,380,000 Hot Springs, Arkansas Sales & Use                          1,393,207
            Tax, Civic Center Project, FSA,
            4.95%, 12/01/2008
  2,750,000 Indianapolis, Indiana Resource                             3,263,150
            Recovery Revenue, Ogden Martin
            System Inc. Project, AMBAC,
            6.75%, 12/01/2008
  1,415,000 Greater Detroit Resource Recovery                          1,629,189
            Authority, Michigan Series B,
            AMBAC, 6.25%, 12/13/2008
  1,675,000 Chicago, Illinois O'Hare                                   1,837,073
            International Airport Revenue,
            Second Lien-Series C, MBIA,
            5.75%, 01/01/2009
  4,000,000 Massachusetts Bay Transportation                           4,356,640
            Authority Series A, MBIA,
            5.50%, 03/01/2009
  1,000,000 Middlesex County Utilities                                 1,053,100
            Authority, New Jersey Sewer
            Revenue Series A, FGIC,
            5.15%, 03/15/2009
  3,495,000 Ohio State Public Facilities                               3,657,308
            Commission, Higher Education
            Capital Facilities Series A,
            AMBAC, 5.25%, 05/01/2009
  1,530,000 Texas Municipal Power Agency                               1,642,853
            Revenue, MBIA, 5.25%, 09/01/2009
  1,000,000 Anchorage, Alaska, FGIC,                                   1,124,290
            6.00%, 10/01/2009
  1,765,000 Palm Beach County Solid Waste                              2,004,934
            Authority, Florida Revenue Series A,
            AMBAC, 6.00%, 10/01/2009
  5,000,000 Connecticut State Resource                                 5,382,450
            Recovery Authority Series A, MBIA,
            5.375%, 11/15/2009
  1,000,000 Providence Public Building                                 1,049,850
            Authority, Rhode Island Series A,
            FSA, 5.10%, 12/15/2009
  1,890,000 Chicago, Illinois O'Hare                                   1,966,356
            International Airport Revenue,
            Second Lien-Series C, MBIA,
            5.00%, 01/01/2010
  3,000,000 Chicago, Illinois O'Hare                                   3,150,810
            International Airport Revenue
            Series A, MBIA, 7.625%, 01/01/2010
  1,000,000 Memphis-Shelby County Airport                              1,129,660
            Authority, Tennessee Revenue
            Series A, MBIA, AMT,
            6.25%, 02/15/2010
  1,065,000 Detroit City School District,                              1,249,064
            Michigan Series A, AMBAC,
            6.50%, 05/01/2010

6    Sanford C. Bernstein Fund, Inc.--1999 Semiannual Report

--------------------------------------------------------------------------------
Principal
Amount             Description                                      Market Value
--------------------------------------------------------------------------------

  1,000,000 Detroit, Michigan Water Supply                      $      1,076,790
            System Revenue Series B, MBIA,
            5.40%, 07/01/2010
  2,510,000 Detroit, Michigan Sewer Disposal                           2,822,470
            Revenue Series B, MBIA,
            6.00%, 07/01/2010
  1,000,000 Warren Township School Building                            1,060,440
            Corp., Indiana, FSA,
            5.25%, 07/05/2010
  1,945,000 Indianapolis, Indiana Gas Utility                          2,050,750
            Revenue, Distribution Systems
            Series A, AMBAC, 5.25%, 08/15/2010
  1,500,000 Brownsville, Texas Utility System                          1,736,430
            Revenue, AMBAC,
            6.25%, 09/01/2010
  2,065,000 Broward County, Florida Airport                            2,188,817
            Systems Revenue Series E, MBIA,
            AMT, 5.25%, 10/01/2010
  5,000,000 Connecticut State Resource                                 5,346,050
            Recovery Authority Series A, MBIA,
            5.375%, 11/15/2010
  1,000,000 Bexar County Health Facilities                             1,112,390
            Development Corp., Texas Baptist
            Health Systems Series A, MBIA,
            6.00%, 11/15/2010
  3,350,000 Nebraska Public Power District                             3,547,315
            Revenue Series A, MBIA,
            5.25%, 01/01/2011
  1,190,000 Amarillo Health Facilities Corp.,                          1,272,812
            Texas, Baptist St. Anthony's
            Hospital Corp., FSA,
            5.50%, 01/01/2011
  2,495,000 Iron County School District, Utah                          2,782,299
            State School Bond Guaranty,
            5.75%, 01/15/2011
  1,000,000 Amarillo Junior College District,                          1,028,190
            Texas, FGIC, 5.125%, 02/15/2011
  1,605,000 Arizona Water Infrastructure                               1,680,210
            Finance Authority Revenue, Water
            Quality Financial Assistance
            Series A, MBIA, 5.25%, 07/01/2011
  5,000,000 Intermountain Power Agency, Utah                           5,250,950
            Power Supply Revenue Series A,
            MBIA, 5.25%, 07/01/2011
            (Note D, p. 15)
  3,165,000 Spotsylvania County, Virginia,                             3,467,036
            FSA, 5.50%, 07/15/2011
  3,015,000 Clayton County Hospital Authority,                         3,194,634
            Georgia Revenue Anticipation
            Certificates, Southern Regional Medical
            Center Project Series A, MBIA,
            5.25%, 08/01/2011
  2,000,000 Indianapolis, Indiana Gas Utility                          2,093,200
            Revenue Distribution Systems
            Series A, AMBAC,
            5.25%, 08/15/2011

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------

  1,275,000 Brownsville, Texas Utility                          $      1,476,016
            Systems Revenue, AMBAC,
            6.25%, 09/01/2011
  1,025,000 Goose Creek Independent School                             1,042,107
            District, Texas, PSF Guaranteed,
            5.00%, 02/15/2012
  1,000,000 Amarillo Junior College District,                          1,023,030
            Texas, FGIC, 5.125%, 02/15/2012
  1,000,000 St. Louis Board of Education,                              1,077,100
            Missouri Series A, FGIC,
            5.50%, 04/01/2012
  1,840,000 East Chicago Multi-School                                  1,946,334
            Building Corp., Indiana, AMBAC,
            5.40%, 07/15/2012
  2,655,000 Spotsylvania County, Virginia,                             2,895,755
            FSA, 5.50%, 07/15/2012
  1,150,000 Bell County Health Facilities                              1,208,420
            Development Corp., Texas Revenue,
            Cook Children's Hospital
            Refunding & Improvement, FSA,
            5.375%, 12/01/2012
  3,500,000 Northern Colorado Water                                    4,055,380
            Conservancy District, Municipal
            Sub-District Revenue Series F,
            AMBAC, 6.50%, 12/01/2012
  2,470,000 Chicago Public Building Commission,                        2,588,906
            Illinois Commerce Revenue,
            Chicago Park District Series A,
            FGIC, 5.375%, 01/01/2013
  3,000,000 Chicago, Illinois, FSA,                                    3,212,340
            5.50%, 01/01/2013
  2,085,000 New York State Dormitory Authority                         2,156,641
            Lease Revenue, Municipal Health
            Facilities Improvement Project Series 1,
            FSA, 5.125%, 01/15/2013
  1,195,000 New York State Dormitory Authority,                        1,247,974
            Mental Health Services Facilities
            Improvement Series D,
            MBIA, 5.25%, 02/15/2013
  1,035,000 Sacramento Municipal Utility                               1,247,703
            District, California Series G,
            MBIA, 6.50%, 09/01/2013
  2,445,000 Sunrise, Florida Utility Systems                           2,675,808
            Revenue, AMBAC, 5.50%, 10/01/2013
  3,105,000 Clark County, Nevada Transportation                        3,233,423
            Series A, FGIC, 5.25%, 12/01/2013
  3,100,000 Spokane County School District                             3,259,340
            Number 356, Washington Central
            Valley Series A, FGIC,
            5.45%, 12/01/2013
  4,920,000 Snohomish & Island Counties School                         5,027,453
            District Number 401, Washington,
            FGIC, 5.125%, 12/15/2013
  3,700,000 New York State Thruway Authority                           3,866,574
            Highway & Bridge Trust Fund
            Series C, FGIC, 5.25%, 04/01/2014

                        Schedule of Investments--Municipal Bond Portfolios     7

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------

  4,255,000 North Clackamas County School                       $      4,424,519
            District Number 12, Oregon, FGIC,
            5.25%, 06/01/2014
  1,555,000 Washoe County School District,                             1,608,446
            Nevada, FGIC, 5.25%, 06/01/2014
  1,070,000 Illinois Health Facilities                                 1,114,137
            Authority Revenue, Hospital
            Sisters Services Inc. Series A,
            MBIA, 5.375%, 06/01/2014
  2,320,000 Louisiana Stadium & Exposition                             2,409,065
            District, Hotel Occupancy Tax &
            Stadium Revenue Series B, FGIC,
            5.25%, 07/01/2014
  2,000,000 Laredo, Texas, FGIC,                                       2,052,440
            5.125%, 08/15/2014
  1,245,000 Wyandotte County Unified                                   1,298,523
            Government, Kansas Utility
            Systems Revenue, MBIA,
            5.25%, 09/01/2014
  5,815,000 Washington State Health Care                               6,023,119
            Facilities Authority, Children's
            Hospital & Regional Medical
            Center, FSA, 5.25%, 10/01/2014
  1,750,000 Montgomery Special Care                                    1,814,627
            Facilities Financing Authority,
            Alabama, Baptist Health Series B,
            MBIA, 5.25%, 11/15/2014
  2,315,000 Clark County, Nevada                                       2,400,933
            Transportation Series B, FGIC,
            5.25%, 12/01/2014
  4,315,000 Washoe County School District,                             4,439,790
            Nevada, FGIC, 5.25%, 06/01/2015
  1,650,000 North East Independent School                              1,701,001
            District, Texas, PSF Guaranteed,
            5.25%, 10/01/2015
 22,130,000 Alabama State Public School &                             22,571,493
            College Authority Capital
            Improvement, FSA,
            5.125%, 11/01/2015
  1,000,000 Montgomery Special Care Facilities                         1,025,310
            Financing Authority, Alabama Revenue,
            Baptist Health Series B, MBIA,
            5.25%, 11/15/2015
  3,370,000 Cypress-Fairbanks Independent                              3,448,858
            School District, Texas, PSF
            Guaranteed, 5.25%, 02/15/2016
  2,500,000 King County School District                                2,563,750
            Number 403, Washington, MBIA,
            5.25%, 06/01/2016
  3,980,000 Regional Transportation Authority,                         4,473,799
            Illinois, FGIC, 6.00%, 06/01/2016
  2,615,000 Louisiana Stadium & Exposition                             2,676,505
            District, Hotel Occupancy Tax &
            Stadium Revenue Series B, FGIC,
            5.25%, 07/01/2016

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------

  3,315,000 District of Columbia Water &                        $      3,807,742
            Sewer Authority, Public Utility
            Revenue, FSA, 6.00%, 10/01/2016
  2,325,000 Regional Transportation Authority,                         2,609,022
            Illinois, FGIC, 6.00%, 06/01/2017
  1,760,000 Clark County, Nevada Series A,                             2,091,162
            AMBAC, 6.50%, 06/01/2017
 10,000,000 New York City Series B, AMBAC,                            10,190,800
            5.25%, 08/01/2017
  2,865,000 New York State Dormitory Authority,                        3,258,307
            New York University Series A,
            MBIA, 6.00%, 07/01/2018
 17,055,000 Long Island Power Authority, New                          16,969,384
            York Electric Systems Revenue,
            General Series A, FSA,
            5.00%, 12/01/2018
  9,420,000 Illinois Development Finance                               7,677,488
            Authority, Adventist Health
            Systems Series B, Variable Rate
            CPI Bond, MBIA,
            3.621%, 01/01/2019
  1,005,000 Regional Transportation                                    1,317,364
            Authority, Illinois Series C,
            FGIC, 7.75%, 06/01/2020
  3,135,000 Illinois State Dedicated Tax                               3,636,255
            Revenue, AMBAC,
            6.25%, 12/15/2020
  3,980,000 McGee-Creek Authority, Oklahoma                            4,559,369
            Water Revenue, MBIA,
            6.00%, 01/01/2023
  2,500,000 Crowley Independent School                                 2,514,475
            District, Texas, PSF Guaranteed,
            5.20%, 08/01/2024
  2,420,000 New York State Energy Research &                           2,505,571
            Development Authority, Electric
            Facilities Revenue, Consolidated
            Edison Co., New York Inc. Series A,
            MBIA, AMT, 7.50%, 01/01/2026
  4,650,000 Delaware Valley Regional Finance                           4,227,082
            Authority, Pennsylvania Local
            Government Revenue Series A,
            Variable Rate CPI Bond, AMBAC,
            3.771%, 07/01/2027
                                                                ----------------
Total Insured (Cost $461,217,726)                                    472,924,178
                                                                ----------------

--------------------------------------------------------------------------------
TAX SUPPORTED:                                                            32.58%
--------------------------------------------------------------------------------
State General Obligations: 13.57%
  6,845,000 District of Columbia Series B,                             6,855,884
            4.50%, 06/01/1999
  2,275,000 Rhode Island State Series A,                               2,299,547
            6.60%, 08/01/1999
  2,870,000 Maryland State First Series,                               2,878,610
            6.75%, 03/01/2000
  5,480,000 Wisconsin State Series A,                                  5,549,596
            4.50%, 05/01/2000

8    Sanford C. Bernstein Fund, Inc.--1999 Semiannual Report

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------

  1,000,000 Tennessee State Series A,                           $      1,018,220
            5.00%, 05/01/2000
  4,280,000 Tennessee State Series B,                                  4,357,982
            5.00%, 05/01/2000
  2,390,000 Minnesota State,                                           2,423,986
            4.50%, 06/01/2000
    950,000 District of Columbia Series A-3,                             960,345
            4.90%, 06/01/2000
  3,890,000 Georgia State Environmental                                3,943,565
            Facilities Authority Revenue,
            Guaranteed Water & Waste Water
            Loan, 4.50%, 07/01/2000
  2,580,000 South Carolina State Capital                               2,622,880
            Improvement Series A,
            4.50%, 08/01/2000
  1,890,000 Maryland State & Local Facilities                          1,926,742
            Loan Second Series,
            4.75%, 08/01/2000
  9,635,000 Massachusetts Series A,                                    9,850,631
            5.00%, 08/01/2000
  1,000,000 Georgia State Series C,                                    1,037,990
            6.25%, 08/01/2000
  1,000,000 Georgia State Series D,                                    1,041,190
            6.50%, 08/01/2000
  2,800,000 Illinois State,                                            2,825,984
            4.00%, 03/01/2001
  2,305,000 Wisconsin State Series A,                                  2,328,234
            4.00%, 05/01/2001
  3,730,000 Wisconsin State,                                           3,898,969
            5.80%, 05/01/2001
 23,350,000 Minnesota State,                                          23,978,582
            4.75%, 06/01/2001
  1,580,000 District of Columbia Series A,                             1,627,669
            5.50%, 06/01/2001
  1,000,000 Massachusetts Consolidated Loans                           1,062,810
            Series D, 6.50%, 07/01/2001
  1,015,000 Ohio State,                                                1,033,362
            4.25%, 08/01/2001
  5,915,000 Pennsylvania State Second Series,                          6,046,727
            4.50%, 08/01/2001
  1,410,000 Massachusetts Series A,                                    1,477,976
            5.50%, 11/01/2001
 22,555,000 Massachusetts Consolidated Loan                           22,820,472
            Series A, 4.125%, 02/01/2002
  2,035,000 South Carolina State, State Highway                        2,087,137
            Series A, 4.50%, 05/01/2002
  2,000,000 District of Columbia Series A,                             2,096,280
            5.90%, 06/01/2002
  5,600,000 Utah State,                                                5,925,472
            5.50%, 07/01/2002
  1,090,000 California State,                                          1,222,500
            7.00%, 03/01/2003
  2,300,000 California State,                                          2,629,613
            7.00%, 03/01/2004
  1,165,000 California State,                                          1,342,453
            7.10%, 05/01/2004

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------

  1,500,000 Massachusetts Bay Transportation                    $      1,671,375
            Authority Series C, 6.00%, 03/01/2007
  1,700,000 Georgia State Series C,                                    1,943,729
            6.25%, 08/01/2007
  1,200,000 Connecticut State Series D,                                1,319,436
            5.50%, 12/01/2007
  1,940,000 Hawaii State Series CC,                                    2,035,991
            5.125%, 02/01/2008
  7,250,000 Massachusetts Series A,                                    7,612,210
            5.25%, 02/01/2008
  2,600,000 Georgia State Series A,                                    2,989,220
            6.25%, 04/01/2008
  1,000,000 California State,                                          1,225,980
            7.20%, 05/01/2008
  1,670,000 Georgia State Series D,                                    1,984,845
            6.70%, 08/01/2008
  1,000,000 South Carolina State Series A,                             1,048,490
            5.00%, 03/01/2009
  2,225,000 Massachusetts Bay Transportation                           2,466,524
            Authority Series A, 5.75%, 03/01/2010
  1,000,000 Texas State Student Loan                                   1,027,680
            Revenue, AMT, 5.00%, 08/01/2010
  1,490,000 Georgia State Series C,                                    1,733,585
            6.25%, 08/01/2010
  2,785,000 Massachusetts Consolidated Loan                            2,949,872
            Series C, 5.25%, 08/01/2011
  3,775,000 Massachusetts Bay Transportation                           4,046,045
            Authority Series A, 5.50%, 03/01/2012
  1,000,000 Georgia State Series B,                                    1,139,240
            6.00%, 03/01/2012
  9,500,000 Florida State Board of Education                           9,830,220
            Capital Outlay, Public Education
            Series C, 5.125%, 06/01/2013
 11,145,000 Florida State Board of Education                          11,495,956
            Capital Outlay, Public Education
            Series C, 5.125%, 06/01/2014
    990,000 Florida State Board of Education,                          1,418,967
            9.125%, 06/01/2014
  9,900,000 Florida State Board of Education                          10,163,538
            Capital Outlay, Public Education
            Series D, 5.125%, 06/01/2015
                                                                ----------------
Total State General Obligations
(Cost $192,960,066)                                                  197,274,311
                                                                ----------------

Local General Obligations: 7.49%
  1,000,000 King County, Washington Series A,                          1,037,760
            9.00%, 12/01/1999
  1,000,000 Denver City & County School                                1,043,830
            District No. 1, Colorado Series B,
            10.00%, 12/01/1999
  2,000,000 Broward County School District,                            2,045,200
            Florida, 6.75%, 02/15/2000
  1,525,000 Washington Suburban Sanitation                             1,554,890
            District, Maryland, 5.00%, 06/01/2000
  2,785,000 Jordan School District, Utah,                              2,840,087
            5.00%, 06/15/2000

                        Schedule of Investments--Municipal Bond Portfolios     9

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------

  1,860,000 Columbus, Ohio Limited Tax                          $      1,908,658
            Series 1, 5.50%, 06/15/2000
  2,725,000 Stamford, Connecticut,                                     2,767,755
            4.50%, 07/15/2000
    945,000 New York City Series L,                                      967,321
            5.25%, 08/01/2000
  1,000,000 Morris County, New Jersey General                          1,016,710
            Improvements, 4.50%, 08/15/2000
  2,130,000 Boston, Massachusetts Series C,                            2,154,218
            4.00%, 11/01/2000
  1,160,000 King County, Washington Public                             1,183,919
            Transportation Sales Tax Series A,
            4.625%, 12/01/2000
  1,785,000 Harford County, Maryland,                                  1,833,927
            5.00%, 12/01/2000
  1,915,000 Charleston County School                                   1,931,316
            District, South Carolina,
            4.00%, 02/01/2001
  3,815,000 Cobb County School District,                               3,984,233
            Georgia, 6.00%, 02/01/2001
  2,310,000 Dallas, Texas Equipment                                    2,362,252
            Acquisition Contractual
            Obligation, 4.75%, 02/15/2001
  1,125,000 Richmond County Board of Education,                        1,145,914
            Georgia, 4.50%, 03/01/2001
  2,960,000 Winston-Salem, North Carolina,                             3,288,234
            8.875%, 06/01/2001
  1,700,000 Phoenix, Arizona Series A,                                 1,727,846
            4.25%, 07/01/2001
  2,495,000 Baltimore County, Maryland                                 2,551,337
            Consolidated Public Improvement,
            4.50%, 07/01/2001
  1,145,000 Pima County, Arizona,                                      1,217,879
            6.55%, 07/01/2001
  1,450,000 Avondale School District,                                  1,637,471
            Michigan, 8.25%, 05/01/2002
  2,160,000 Montgomery County, Maryland,                               2,464,344
            8.60%, 05/01/2002
  7,060,000 Denver City & County, Colorado                             7,350,590
            Series A, 5.00%, 08/01/2002
  2,000,000 New York City Series G,                                    2,122,840
            5.70%, 02/01/2003
  1,780,000 Philadelphia Authority for Industrial                      1,823,023
            Development, Pennsylvania, Gallery II
            Garage Project, 6.125%, 02/15/2003
  3,420,000 Pennsylvania Convention & Exhibition                       3,629,988
            Center Authority Revenue Series A,
            6.25%, 09/01/2004
  3,660,000 New York City Series I,                                    4,069,993
            6.25%, 04/15/2006
  1,455,000 Montgomery County, Maryland                                1,610,627
            Series A, 5.75%, 07/01/2006
  6,525,000 Port of Seattle, Washington, AMT,                          6,992,516
            5.50%, 05/01/2007
  2,620,000 Jersey City, New Jersey Series A,                         2,951,744
            6.00%, 10/01/2007

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------

  8,660,000 New York City Series F,                             $      9,218,916
            5.375%, 08/01/2009
  1,020,000 Indianapolis Local Public                                  1,064,278
            Improvement Bond Bank, Indiana
            Series B, 5.00%, 02/01/2010
  1,190,000 Roanoke, Virginia,                                         1,234,601
            5.00%, 02/01/2011
  1,300,000 Forsyth County, North Carolina,                            1,317,043
            4.75%, 02/01/2013
  7,780,000 New York City Series I,                                    8,429,319
            5.875%, 03/15/2013
  1,400,000 Travis County, Texas,                                      1,402,366
            5.00%, 03/01/2015
  1,255,000 Columbus Ohio Series 2,                                    1,277,540
            5.00%, 06/15/2015
  2,305,000 Harris County, Texas Certificates                          2,331,024
            of Obligation, 5.125%, 10/01/2015
  6,735,000 Du Page County, Illinois Jail                              7,248,948
            Project, 5.60%, 01/01/2021
  1,920,000 Du Page County, Illinois                                   2,058,778
            Stormwater Project,
            5.60%, 01/01/2021
                                                                ----------------
Total Local General Obligations
(Cost $103,833,503)                                                  108,799,235
                                                                ----------------

Tax Lease: 4.26%

  1,040,000 New York State Medical Care                                1,051,513
            Facilities Financing Authority,
            Brookdale Hospital Medical
            Center, Secured Hospital Program,
            6.20%, 08/15/1999
    795,000 Ukiah Unified School District,                               802,227
            California Certificates of
            Participation, 5.30%, 09/01/1999
  5,550,000 New York State Certificates of                             5,586,408
            Participation, 4.375%, 02/01/2000
  1,140,000 Lake County, Illinois                                      1,188,496
            Certificates of Participation,
            7.20%, 06/01/2000
  4,330,000 New York State Dormitory Authority,                        4,392,092
            City University Series B,
            4.75%, 07/01/2000
  1,000,000 Virginia State Public School                               1,029,300
            Authority Series A,
            5.50%, 08/01/2000
  1,000,000 Virginia State Public Building                             1,030,030
            Authority Series A,
            5.70%, 08/01/2000
  2,475,000 New York State Urban Development                           2,531,776
            Corp., Correctional Facilities,
            5.10%, 01/01/2001
  4,225,000 Virginia State Public School                               4,276,503
            Authority, School Equipment
            Financing Notes Issue 5,
            4.05%, 04/01/2001

10    Sanford C. Bernstein Fund, Inc.--1999 Semiannual Report

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------

  3,800,000 MTA, New York Commuter Facilities                   $      3,927,566
            Service Contract Series O,
            5.25%, 07/01/2001
  4,005,000 Ohio State Building Authority, Arts                        4,137,165
            Facilities Building Fund Series A,
            5.00%, 10/01/2001 (Note D, p. 15)
  2,550,000 Michigan State Building Authority                          2,639,148
            Revenue, Facilities Program
            Series 2, 5.00%, 10/15/2001
  1,315,000 New York State Urban Development                           1,433,744
            Corp., Correctional Facilities
            Series 5, 6.00%, 01/01/2005
  2,000,000 New York State Dormitory                                   2,146,500
            Authority, State University
            Series A, 5.50%, 05/15/2005
  1,005,000 New York State Dormitory Authority,                        1,086,305
            City University Series A,
            5.70%, 07/01/2005
  1,005,000 New York State Dormitory Authority,                        1,086,304
            City University Series C,
            5.70%, 07/01/2005
  1,000,000 New York State Certificates of                             1,085,070
            Participation, City University,
            John Jay College,
            5.75%, 08/15/2005
  1,720,000 New York State Medical Care                                1,827,861
            Facilities Financing Authority,
            Mental Health Services Series A,
            5.35%, 02/15/2006
  1,000,000 New York State Dormitory Authority,                        1,138,050
            State University Series A,
            6.50%, 05/15/2006
  2,450,000 New York State Dormitory                                   2,642,398
            Authority, State University
            Series A, 5.50%, 05/15/2007
  2,285,000 New Jersey Building Authority,                             2,559,017
            State Building Revenue,
            6.00%, 06/15/2007
  1,000,000 New York State Dormitory                                   1,090,910
            Authority, City University Series A,
            5.75%, 07/01/2007
  3,890,000 Philadelphia Hospitals & Higher                            4,095,820
            Education Facilities,
            Pennsylvania Authority Revenue,
            5.875%, 08/01/2007
  2,000,000 McLean County Public Building                              2,428,700
            Commission, Illinois,
            7.25%, 11/01/2007
  4,045,000 Philadelphia Hospitals & Higher                            4,290,006
            Education Facilities,
            Pennsylvania Authority Revenue,
            6.20%, 08/01/2011
  1,280,000 New York State Dormitory Authority,                        1,402,880
            City University Series A,
            5.75%, 07/01/2013


--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------


  1,000,000 Sacramento City Finance Authority,                  $      1,059,210
            California Lease Revenue
            Series B, 5.40%, 11/01/2020
                                                                ----------------
Total Tax Lease (Cost $59,324,141)                                    61,964,999
                                                                ----------------

Special Tax: 6.85%
  2,245,000 Detroit Local Development Finance                          2,245,359
            Authority, Michigan Subordinated
            Tax Increment Series A,
            4.10%, 05/01/1999
  1,175,000 Las Vegas Special Improvement                              1,177,609
            District No. 707, Nevada, Local
            Improvement Bonds,
            5.50%, 06/01/1999
  1,860,000 Montana State Department of                                1,866,361
            Transportation, 4.70%, 07/01/1999
  1,465,000 Detroit Local Development Finance                          1,469,820
            Authority, Michigan Subordinated
            Tax Increment Series A,
            4.35%, 05/01/2000
 17,760,000 New Jersey State Transportation                           18,098,683
            Trust Fund Authority, Transportation
            Systems Series A, 5.00%, 06/15/2000
  1,640,000 Arizona State Transportation                               1,662,583
            Board Excise Tax Revenue,
            4.50%, 07/01/2000
  2,050,000 Detroit Local Development Finance                          2,048,339
            Authority, Michigan Subordinated
            Tax Increment Series A,
            4.40%, 05/01/2001
  1,235,000 New Jersey State Transportation                            1,273,693
            Trust Fund Authority, Transportation
            Systems Series B, 5.00%, 06/15/2001
  2,000,000 New Mexico State Severance Tax                             2,050,620
            Series B, 4.75%, 07/01/2001
 10,990,000 MAC New York City Series G,                               11,446,085
            5.50%, 07/01/2001
  3,900,000 New Mexico State Severance Tax                             4,061,031
            Series A, 5.50%, 07/01/2001
  2,290,000 Arizona State Transportation                               2,327,327
            Board Excise Tax Revenue,
            6.125%, 07/01/2001
  2,845,000 Virginia State Public Building                             2,977,492
            Authority, Building Revenue
            Series B, 5.60%, 08/01/2001
  1,170,000 Tulsa County Criminal Justice                              1,222,825
            Authority, Oklahoma Sales Tax
            Revenue, 5.50%, 03/01/2002
    625,000 Metropolitan Pier & Exposition                               673,119
            Authority, Illinois Dedicated
            State Tax Revenue, McCormick
            Place Series A, 5.90%, 06/15/2003
  1,500,000 Connecticut State Special Tax                              1,678,290
            Obligation Revenue Series B,
            6.00%, 09/01/2006

                        Schedule of Investments--Municipal Bond Portfolios    11

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------

  1,620,000 Connecticut State Special Tax                       $      1,736,948
            Obligation Revenue Series A,
            5.25%, 09/01/2007
  1,150,000 Illinois State Sales Tax Revenue                           1,192,792
            Series U, 5.00%, 06/15/2009
  1,000,000 Connecticut State Special Tax                              1,144,770
            Obligation Series B,
            6.15%, 09/01/2009
  1,645,000 District of Columbia Redevelopment                         1,702,246
            Land Agency, Sports Arena Special
            Tax, 5.625%, 11/01/2010
  3,225,000 Illinois State Sales Tax Revenue                           3,629,576
            Series Q, 6.00%, 06/15/2012
 31,605,000 New Jersey State Transportation                           32,448,537
            Trust Fund Authority, Transportation
            Systems Series A,
            5.125%, 06/15/2014
  1,475,000 New Jersey State Transportation                            1,506,019
            Trust Fund Authority, Transportation
            Systems Series A,
            5.125%, 06/15/2015
                                                                ----------------
Total Special Tax (Cost $98,786,564)                                  99,640,124
                                                                ----------------
Miscellaneous Tax: 0.41%
  5,325,000 Indianapolis Local Public                                  5,997,920
            Improvement Bond Bank, Indiana
            Series B, 6.00%, 01/10/2013
                                                                ----------------
Total Miscellaneous Tax (Cost $5,196,774)                              5,997,920
                                                                ----------------
Total Tax Supported (Cost $460,101,048)                              473,676,589
                                                                ----------------
--------------------------------------------------------------------------------
REVENUE:                                                                  12.43%
--------------------------------------------------------------------------------
Airport Revenue: 0.53%
    370,000 Tulsa, Oklahoma Airports                                     371,606
            Improvement Trust General
            Revenue, Tulsa International
            Airport, 6.125%, 06/01/1999
  1,500,000 Denver City & County, Colorado                             1,651,920
            Airport Revenue Series B, AMT,
            7.25%, 11/15/2005
    800,000 Denver City & County, Colorado                               920,304
            Airport Revenue Series A, AMT,
            7.50%, 11/15/2006
    975,000 Denver City & County, Colorado                             1,094,623
            Airport Revenue Series A, AMT,
            8.875%, 11/15/2012
  2,600,000 Chicago, Illinois O'Hare International                     2,605,694
            Airport Revenue Senior Lien Series A,
            5.00%, 01/01/2013
  1,000,000 Massachusetts Port Authority                               1,006,310
            Revenue Series B, AMT,
            5.00%, 07/01/2013
                                                                ----------------
Total Airport Revenue (Cost $7,069,258)                                7,650,457
                                                                ----------------

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------
Electric Revenue: 1.33%
  1,500,000 Massachusetts Municipal Wholesale                   $      1,528,770
            Electric Company Series D,
            5.50%, 07/01/2000
  1,555,000 Tallahassee, Florida Municipal                             1,596,565
            Electric Series A, 5.25%, 10/01/2000
  4,600,000 Long Island Power Authority, New                           4,643,792
            York Electric Systems General
            Series A, 4.10%, 12/01/2000
  6,265,000 Pittsylvania County Industrial                             6,696,596
            Development Authority, Virginia
            Revenue Series A, AMT,
            7.30%, 01/01/2004
  3,500,000 Washington Public Power Supply                             3,789,800
            System Revenue, Nuclear Project
            No. 3 Series B, 5.60%, 07/01/2007
  1,000,000 Washington Public Power Supply                             1,092,970
            System Revenue, Nuclear Project
            No. 2 Series A, 5.75%, 07/01/2009
                                                                ----------------
Total Electric Revenue (Cost $18,575,036)                             19,348,493
                                                                ----------------
Health Care Revenue: 2.08%
  1,200,000 Illinois Development Finance                               1,202,112
            Authority Revenue, Community
            Rehabilitation Providers Series A,
            4.70%, 07/01/1999
  1,000,000 Illinois Health Facilities                                 1,005,230
            Authority Revenue, Advocate
            Health Care Series A,
            4.80%, 08/15/1999
  1,400,000 Montgomery County, Ohio Hospital                           1,395,464
            Revenue, Grandview Hospital &
            Medical Center, 5.00%, 12/01/1999
  1,615,000 Pennsylvania Economic Development                          1,619,215
            Financing Authority Revenue,
            Northwestern Human Services
            Series A, 4.75%, 06/01/2000
    850,000 Franklin County, Ohio Health Care                            851,164
            Facilities Revenue, Ohio
            Presbyterian Services,
            4.50%, 07/01/2000
  1,235,000 Connecticut State Health &                                 1,257,255
            Educational Facilities Authority
            Revenue, Hospital For Special
            Care Revenue Issue B,
            5.25%, 07/01/2000
  1,410,000 Connecticut State Health &                                 1,449,071
            Educational Facilities Authority
            Revenue, Hospital For Special
            Care Revenue Issue B,
            5.25%, 07/01/2001
  2,000,000 Montgomery County, Ohio Hospital                           1,939,800
            Revenue, Grandview Hospital &
            Medical Center, 5.25%, 12/01/2001

12    Sanford C. Bernstein Fund, Inc.--1999 Semiannual Report

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------

  1,180,000 Illinois Development Finance                        $      1,215,011
            Authority Revenue, Community
            Rehabilitation Providers Series A,
            5.60%, 07/01/2002
    165,000 New York State Medical Care                                  166,280
            Facilities Finance Agency Revenue,
            5.40%, 08/15/2005
  7,190,000 Boston, Massachusetts Hospital                             7,456,605
            Revenue Series B, FHA,
            5.75%, 02/15/2008
  3,215,000 Chattanooga Health, Educational &                          3,385,910
            Housing Facility Board, Tennessee
            Revenue, Catholic Health Initiatives
            Series A, 5.375%, 12/01/2011
  1,240,000 Kentucky Economic Development                              1,305,918
            Finance Authority Revenue,
            Catholic Health Series A,
            5.375%, 12/01/2011
  1,750,000 Pennsylvania State Higher                                  1,751,190
            Educational Facilities Authority
            Revenue, Allegheny General
            Hospital Series A,
            7.25%, 09/01/2017
  4,150,000 Saginaw General Hospital,                                  4,298,570
            Michigan Hospital Finance
            Authority Revenue,
            7.625%, 10/01/2019
                                                                ----------------
Total Health Care Revenue (Cost $30,129,226)                          30,298,795
                                                                ----------------
Higher Education Revenue: 1.23%
  1,060,000 University of Cincinnati, Ohio                             1,077,882
            Series A-1, 5.00%, 06/01/2000
  2,160,000 Maryland State Health & Higher                             2,216,182
            Education Facilities Authority
            Revenue, Johns Hopkins University,
            5.50%, 07/01/2000
  1,000,000 University of Texas, University                            1,015,240
            Revenue Financing System Series B,
            4.50%, 08/15/2000
  3,050,000 Ohio State Public Facilities                               3,109,780
            Commission, Higher Education
            Capital Facilities Series 2-A,
            4.50%, 12/01/2000
  1,260,000 University of Nebraska Facilities                          1,299,803
            Corp., Deferred Maintenance
            Project, 5.00%, 07/15/2001
  3,250,000 University of Maryland Systems                             3,283,735
            Auxiliary Facility & Tuition Revenue
            Series A, 4.00%, 10/01/2001
  1,415,000 Virginia Polytechnic Institute &                           1,502,546
            State University Revenue
            Series A, 5.25%, 06/01/2008
  1,000,000 Illinois Educational Facilities                            1,049,560
            Authority Revenue, University of
            Chicago Series A,
            5.25%, 07/01/2012

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------

  2,820,000 Massachusetts Health &                              $      3,307,409
            Educational Facilities Authority
            Revenue, Harvard University
            Series N, 6.25%, 04/01/2020
                                                                ----------------
Total Higher Education Revenue
(Cost $17,352,315)                                                    17,862,137
                                                                ----------------
Toll Revenue: 0.07%
  1,000,000 Triborough Bridge & Tunnel                                 1,010,440
            Authority, New York Toll Revenue
            Series A, 5.00%, 01/01/2012
                                                                ----------------
Total Toll Revenue (Cost $943,292)                                     1,010,440
                                                                ----------------
Water/Sewer Revenue: 3.38%
  2,470,000 Portland, Oregon Sewer System                              2,557,117
            Revenue Series A, 6.50%, 06/01/2000
  1,595,000 Regional Waste Systems, Maine                              1,627,028
            Solid Waste Resource Recovery
            Revenue Series Q, AMT,
            5.25%, 07/01/2000
  1,000,000 Massachusetts Water Pollution                              1,014,680
            Abatement Trust, Water Pollution
            Abatement Loan Series A,
            4.50%, 08/01/2000
  7,420,000 Minnesota Rural Water Finance                              7,515,644
            Corp., Public Projects Construction
            Notes, 4.25%, 09/01/2000
  1,560,000 Orlando, Florida Waste Water                               1,436,370
            Systems Revenue Series A,
            Variable Rate CPI Bond,
            3.34%, 10/01/2003
  1,900,000 Orlando, Florida Waste Water                               1,711,368
            Systems Revenue Series A,
            Variable Rate CPI Bond,
            3.42%, 10/01/2004
  1,925,000 Somerset-Raritan Valley, New                               2,032,338
            Jersey Sewage Series G,
            6.40%, 07/01/2005
  2,050,000 Orlando, Florida Waste Water                               1,806,440
            Systems Revenue Series A,
            Variable Rate CPI Bond,
            3.44%, 10/01/2005
  2,165,000 Orlando, Florida Waste Water                               1,868,893
            Systems Revenue Series A,
            Variable Rate CPI Bond,
            3.46%, 10/01/2006
  1,790,000 Orlando, Florida Waste Water                               1,513,696
            Systems Revenue Series A,
            Variable Rate CPI Bond,
            3.48%, 10/01/2007
  2,220,000 Texas State Water Development                              2,357,684
            Board Revenue, Revolving Senior
            Lien Series A, 5.50%, 07/15/2010
  3,620,000 Dallas, Texas Waterworks & Sewer                           3,673,105
            Systems Revenue, 5.00%, 10/01/2013

                        Schedule of Investments--Municipal Bond Portfolios    13

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------

  1,500,000 Massachusetts Water Pollution                       $      1,533,030
            Abatement Trust, New Bedford
            Program Series A,
            5.125%, 02/01/2014
  3,760,000 Minnesota Public Facilities                                3,876,184
            Authority, Water Pollution
            Control Revenue Series B,
            5.125%, 03/01/2014
  1,005,000 Massachusetts Water Pollution                              1,063,682
            Abatement Trust Series B,
            5.25%, 08/01/2014
  5,085,000 Massachusetts Water Pollution                              5,167,021
            Abatement Trust, New Bedford
            Program Series A,
            5.125%, 02/01/2015
  5,875,000 Orlando, Florida Waste Water                               4,968,135
            Systems Revenue Series A,
            Variable Rate CPI Bond,
            3.48%, 10/01/2015
  3,460,000 Massachusetts Water Pollution                              3,492,662
            Abatement Trust, New Bedford
            Program Series A,
            5.125%, 02/01/2016
                                                                ----------------
Total Water/Sewer Revenue (Cost $49,242,999)                          49,215,077
                                                                ----------------

Miscellaneous Revenue: 3.05%
  1,000,000 Massachusetts Industrial Finance                           1,005,820
            Agency Resources Recovery
            Revenue, Odgen Series A,
            4.35%, 12/01/2000
 11,355,921 Tax Exempt Private Municipal                              11,436,662
            Trust, Rule 144A Series 1997-1
            Class A-3, 4.90%, 04/06/2001
  1,600,000 Northeast Maryland Waste Disposal                          1,652,816
            Authority, Solid Waste Revenue,
            AMT, 5.50%, 07/01/2001
 10,000,000 Tax Exempt Private Municipal                              10,062,600
            Trust, Rule 144A Series 1996-1
            Class A-4, 4.60%, 11/06/2001
  3,775,000 Northeast Maryland Waste Disposal                          3,951,708
            Authority, Solid Waste Revenue,
            AMT, 5.60%, 07/01/2002
 15,000,000 Municipal Tax Exempt Trust,                               14,947,800
            Certificate Class A-3, MBIA,
            3.75%, 04/07/2003
  1,200,000 Mashantucket Western Pequot                                1,268,340
            Tribe, Connecticut, Special
            Revenue, Sub 144A Series B,
            5.55%, 09/01/2008
                                                                ----------------
Total Miscellaneous Revenue
(Cost $43,884,976)                                                    44,325,746
                                                                ----------------

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------
Industrial Development/Pollution
Control Revenue: 0.76%

  2,100,000 Missouri State Environmental                        $      2,119,005
            Improvement & Energy Resource
            Authority, Chrysler Corporation
            Project, 5.70%, 10/01/1999
  8,570,000 St. Charles Parish, Louisiana                              8,874,406
            Pollution Control Revenue,
            Louisiana Power & Light Co.
            Project, 8.25%, 06/01/2014
                                                                ----------------
Total Industrial Development/Pollution
Control Revenue (Cost $10,979,660)                                    10,993,411
                                                                ----------------
Total Revenue (Cost $178,176,762)                                    180,704,556
                                                                ----------------
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES:                                                   1.61%
--------------------------------------------------------------------------------
Housing: 0.98%
  1,085,000 Texas State Department of                                  1,102,664
            Housing & Community Affairs, Single
            Family Revenue Series E,
            4.80%, 09/01/2001
  2,265,000 Sedgwick & Shawnee Counties,                               2,438,204
            Kansas Single Family Revenue,
            GNMA Mortgage Backed Securities
            Program Series A-1, AMT,
            5.50%, 12/01/2022
  2,000,000 Jefferson Parish, Louisiana Home                           2,072,120
            Mortgage Revenue, FNMA & GNMA
            Mortgage Backed Securities Series C-1,
            AMT, 5.40%, 12/01/2024
  1,170,000 Massachusetts Housing Finance                              1,235,812
            Agency, Single Family Series 38,
            AMT, 7.20%, 12/01/2026
  2,330,000 District of Columbia Housing                               2,460,923
            Finance Agency, Single Family
            FNMA & GNMA Mortgage Revenue
            Series A, AMT, 6.25%, 12/01/2028
  1,025,000 Oklahoma Housing Finance Agency,                           1,111,807
            Single Family Redevelopment,
            Mortgage Homeownership Loan
            Series B-2, AMT, 6.55%, 03/01/2029
  1,700,000 Ohio Housing Finance Agency,                               1,747,532
            Single Family Mortgage Revenue
            Series A, AMT, 7.65%, 03/01/2029
  1,985,000 Missouri State Housing                                     2,158,132
            Development Commission FNMA &
            GNMA Mortgage Revenue, Single
            Family Series B-2, AMT,
            6.40%, 09/01/2029
                                                                ----------------
Total Housing (Cost $14,319,561)                                      14,327,194
                                                                ----------------


14    Sanford C. Bernstein Fund, Inc.--1999 Semiannual Report

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------

Student Loan: 0.63%
  1,600,000 Brazos Higher Education Authority                   $      1,632,048
            Inc., Texas Series A-2, AMT,
            5.75%, 06/01/2000
  1,180,000 Student Loan Funding Corporation,                          1,203,411
            Cincinnati, Ohio Series C, AMT,
            5.85%, 07/01/2000
  1,450,000 New England Education Loan                                 1,476,985
            Marketing Corporation, Student
            Loan Revenue Series G,
            5.00%, 08/01/2000
  1,265,000 Brazos Higher Education Authority                          1,304,013
            Inc., Texas Series A-1, AMT,
            5.90%, 12/01/2000
  3,390,000 Arkansas State Student Loan                                3,508,548
            Authority Series A-1, AMT,
            5.95%, 06/01/2001
                                                                ----------------
Total Student Loan (Cost $8,888,199)                                   9,125,005
                                                                ----------------
Total Asset-Backed Securities
(Cost $23,207,760)                                                    23,452,199
                                                                ----------------
--------------------------------------------------------------------------------
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $1,419,081,965)                99.96%   $  1,453,195,268
(Note E, below)
Cash and Other Assets, Less Liabilities                 0.04             624,553
                                                ------------      --------------
Net Assets (Equivalent to $13.84
per share based on 105,010,825
shares of capital stock outstanding)                  100.00%   $  1,453,819,821
                                                ============    ================

(A) $11,500,000 principal amount segregated as collateral for when-issued securities

(B)  Explanation of abbreviations:
     Insured-bond abbreviations:
     AMBAC-AMBAC Indemnity Corporation
     FGIC-Financial Guaranty Insurance Company
     FSA-Financial Security Assurance, Inc.
     MBIA-Municipal Bond Investors Assurance Corporation
     PSF Guaranteed-(Texas) Permanent School Funds
     PUF Guaranteed-(Texas) Permanent University Funds
     Other Abbreviations:
     AMT-Subject to Alternative Minimum Tax
     FNMA-Federal National Mortgage Association
     GNMA-Government National Mortgage Association

(C) $2,900,000 principal amount segregated as collateral for when-issued security

(D)  When-issued security

(E) At March 31, 1999, the cost basis of investment securities owned was substantially identical for both book and tax.

-------------------------------------------------------------------------------
(F) Allocation of Portfolio net assets at March 31, 1999:
    Alabama                                       1.75%
    Alaska                                        0.15
    Arizona                                       1.32
    Arkansas                                      0.60
    California                                    0.86
    Colorado                                      1.51
    Connecticut                                   2.23
    Delaware                                      0.41
    Florida                                       6.45
    Georgia                                       1.98
    Hawaii                                        0.40
    Illinois                                      5.93
    Indiana                                       1.29
    Kansas                                        0.33
    Kentucky                                      0.25
    Louisiana                                     1.32
    Maine                                         0.11
    Maryland                                      2.43
    Massachusetts                                 9.84
    Michigan                                      1.81
    Minnesota                                     2.89
    Mississippi                                   0.17
    Missouri                                      0.37
    Montana                                       0.13
    Nebraska                                      0.33
    Nevada                                        1.34
    New Jersey                                    7.64
    New Mexico                                    0.54
    New York                                     10.14
    North Carolina                                0.62
    Ohio                                          2.97
    Oklahoma                                      0.50
    Oregon                                        0.99
    Pennsylvania                                  3.04
    Rhode Island                                  1.73
    South Carolina                                1.18
    South Dakota                                  0.11
    Tennessee                                     1.22
    Texas                                         5.29
    Utah                                          1.82
    Virginia                                      2.02
    Washington                                    5.33
    Wisconsin                                     0.81
    District of Columbia                          2.58
    Tax-Exempt Private Municipal Trust            2.51
    U.S. Treasury Obligations                     0.77
    Commercial Paper                              1.95
    Cash and Other Assets, Less Liabilities       0.04
                                                ------
    Total                                       100.00%
                                                ======

See Notes to Financial Statements.

                        Schedule of Investments--Municipal Bond Portfolios    15

                        Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                    Bernstein California Municipal Portfolio
                           March 31, 1999 (Unaudited)

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value*
--------------------------------------------------------------------------------
TAX EXEMPT VARIABLE-RATE DEMAND NOTES:                                     2.76%
--------------------------------------------------------------------------------
 10,000,000 California State Economic                              $  10,000,000
            Development Financing Authority
            Revenue, California Independent
            Systems Project A, Daily Floater,
            Putable Daily, 3.00%, 04/01/2008

  4,300,000 California Statewide Communities                           4,300,000
            Development Authority Certificates
            of Participation, Memorial Health
            Services, Daily Floater,
            Putable Daily, 2.85%, 10/01/2026

  2,000,000 California Educational Facilities                          2,000,000
            Authority, Pepperdine University
            Revenue Series A, Daily Floater,
            Putable Daily, 2.85%, 11/01/2029
                                                                ----------------
Total Tax Exempt Variable-Rate Demand Notes
(Cost $16,300,000)                                                    16,300,000
                                                                ----------------
--------------------------------------------------------------------------------
U.S. TREASURY INFLATION PROTECTION
SECURITY:                                                                  1.86%
--------------------------------------------------------------------------------
 11,406,230 3.375%, 01/15/2007 (Note A, p. 24)                        10,985,625
                                                                ----------------
Total U.S. Treasury Inflation Protection
Security (Cost $11,105,666)                                           10,985,625
                                                                ----------------
PREREFUNDED/ESCROWED:                                                     15.77%
--------------------------------------------------------------------------------
    570,000 Temecula Valley Unified School                               584,353
            District, California Series B,
            AMBAC, 9.25%, 09/01/1999,
            Escrowed to Maturity

  6,200,000 Stockton-East Water District, California                   6,580,680
            Certificates of Participation, 1990 Project
            Series A, AMBAC, 7.30%, 04/01/2020,
            Prerefunded 04/01/2000 @102
  1,430,000 California Health Facilities Financing                     1,524,881
            Authority, Health Dimensions Series A,
            7.50%, 05/01/2015,
            Prerefunded 05/15/2000 @102
  1,265,000 California State Department of Water                       1,332,260
            Resources Series I, 6.60%, 12/01/2019,
            Prerefunded 06/01/2000 @101.50
  2,610,000 California State Department of Water                       2,757,569
            Resources Series H, 6.90%, 12/01/2025,
            Prerefunded 06/01/2000 @101.50
  8,785,000 California State Department of                             9,286,624
            Water Resources, Central Valley
            Project, Water Systems Series I,
            6.95%, 12/01/2025,
            Prerefunded 06/01/2000 @101.50

*See Note 1, page 22 in Notes to Financial Statements.

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------

  1,725,000 Puerto Rico Commonwealth,                                $ 1,848,734
            7.625%, 07/01/2010,
            Prerefunded 07/01/2000 @102
  2,705,000 Desert Hospital District,                                  2,917,938
            California Desert Hospital
            Project, 8.10%, 07/01/2020,
            Prerefunded 07/01/2000 @102
 14,250,000 Castaic Lake Water Agency,                                15,290,107
            California Certificates of
            Participation, Water Systems
            Improvement Project,
            7.35%, 08/01/2020,
            Prerefunded 08/01/2000 @102
  1,175,000 Los Angeles Convention &                                   1,257,156
            Exhibition Center Authority,
            California Certificates of
            Participation, AMBAC,
            7.00%, 08/15/2021,
            Prerefunded 08/15/2000 @102

 14,270,000 Los Angeles County, California                            15,193,555
            Certificates of Participation,
            Correctional Facilities Project,
            MBIA, 6.50%, 09/01/2013,
            Prerefunded 09/01/2000 @102
  2,940,000 California State Public Works                              3,150,298
            Board Lease Revenue, Regents of
            the University of California
            Series A, 7.00%, 09/01/2015,
            Prerefunded 09/01/2000 @102
  3,560,000 Los Angeles, California Wastewater                         3,829,421
            System Revenue Series D, MBIA,
            6.70%, 12/01/2021,
            Prerefunded 12/01/2000 @102
  1,530,000 Santa Ana Community Redevelopment                          1,642,730
            Agency, California Series A,
            6.50%, 12/15/2015,
            Prerefunded 12/15/2000 @102
  1,000,000 Los Angeles County Transportation                          1,091,160
            Commission, California Sales Tax
            Revenue Series A, 6.75%, 07/01/2020,
            Prerefunded 07/01/2001 @102
  1,595,000 Los Angeles County Transportation                          1,745,520
            Commission, California Sales Tax
            Revenue Series A, 6.90%, 07/01/2021,
            Prerefunded 07/01/2001 @102
  4,310,000 San Bernardino County, California                          4,737,767
            Certificates of Participation,
            Capital Facilities Project Series B,
            7.00%, 08/01/2028,
            Prerefunded 08/01/2001 @102
  1,865,000 Colton Redevelopment Agency,                               2,040,963
            California, Cooley Ranch
            Redevelopment Project No. 4,
            7.60%, 08/15/2016,
            Prerefunded 08/15/2001 @100


16    Sanford C. Bernstein Fund, Inc.--1999 Semiannual Report

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------

  3,130,000 California State Public Works                            $ 3,413,484
            Board Lease Revenue Series A,
            6.50%, 09/01/2019,
            Prerefunded 09/01/2001 @102
     55,000 Denver City & County, Colorado                                63,011
            Airport Revenue Series A, AMT,
            8.875%, 11/15/2012,
            Prerefunded 11/15/2001 @102
  4,855,000 Sacramento School Insurance                                5,061,726
            Authority, California Revenue
            Liability Program Series D,
            5.70%, 06/01/2003,
            Escrowed to Maturity
    400,000 Pomona Public Financing                                      437,640
            Authority, California Southwest
            Pomona Revenue Series L,
            5.50%, 02/01/2008,
            Prerefunded 02/01/2004 @102
  1,500,000 Burbank Redevelopment Agency,                              1,686,000
            California, 9.25%, 12/01/2005,
            Prerefunded 12/01/2004 @100
  1,520,000 Corona, California Certificates                            1,890,758
            of Participation, 8.00%, 03/01/2015,
            Prerefunded 03/01/2006 @100
    920,000 Northern California Power Agency                           1,037,300
            Public Power Revenue Series A,
            AMBAC, 5.80%, 07/01/2009,
            Escrowed to Maturity
  1,000,000 Kern High School District,                                 1,260,050
            California, 7.10%, 08/01/2011,
            Escrowed to Maturity
  1,000,000 Pittsburg Redevelopment Agency,                            1,502,730
            California Residential Mortgage
            Revenue, 9.60%, 06/01/2016,
            Escrowed to Maturity
                                                                ----------------
Total Prerefunded/Escrowed (Cost $91,284,219)                         93,164,415
                                                                ----------------
--------------------------------------------------------------------------------
INSURED:                                                                  40.91%
--------------------------------------------------------------------------------
  5,310,000 Southern California Public Power                           5,327,470
            Authority, Power Project Revenue,
            Palo Verde Project Series A, FSA,
            5.00%, 07/01/1999 (Note C, p. 24)
  1,120,000 San Diego County, California                               1,128,389
            Certificates of Participation,
            Downtown Courthouse, AMBAC,
            4.00%, 05/01/2000
 13,010,000 Central Valley Financing                                  13,208,012
            Authority, California
            Cogeneration Project Revenue,
            Carson Ice Generation Project,
            MBIA, 4.50%, 07/01/2000
  4,805,000 Southern California Public Power                           4,878,132
            Authority, Subordinated Southern
            Transmission Project Revenue Series A,
            MBIA, 4.50%, 07/01/2000

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------

  2,885,000 California Health Facilities                          $    2,935,834
            Financing Authority, Catholic
            Healthcare West Series A, MBIA,
            4.75%, 07/01/2000
  1,000,000 Sacramento Municipal Utility                               1,021,230
            District, California Series L,
            AMBAC, 5.00%, 07/01/2000
  1,695,000 Orange County, California Airport                          1,734,002
            Revenue, MBIA, AMT,
            5.25%, 07/01/2000
  1,000,000 Los Angeles County Metropolitan                            1,027,240
            Transportation Authority,
            California Sales Tax Revenue
            Series A, MBIA,
            5.50%, 07/01/2000
  2,620,000 Northern California Power Agency,                          2,690,399
            Geothermal Project No. 3 Series B,
            AMBAC, 5.50%, 07/01/2000
  1,000,000 Puerto Rico Commonwealth, FGIC,                            1,045,300
            6.90%, 07/01/2000
  1,920,000 San Jose Redevelopment Agency,                             1,957,325
            California Tax Allocation Merged
            Area Redevelopment Project, AMBAC,
            4.75%, 08/01/2000
  2,190,000 University of California Revenue,                          2,300,705
            Multi-Purpose Projects Series F,
            FGIC, 7.00%, 09/01/2000
  3,015,000 Riverside, California                                      3,084,526
            Certificates of Participation,
            1997 Lease Refunding Project,
            MBIA, 4.75%, 11/01/2000
  1,575,000 Las Virgenes Municipal Water                               1,707,709
            District, California Certificates
            of Participation, MBIA,
            8.75%, 11/01/2000
  1,000,000 Los Angeles Municipal Improvement                          1,011,460
            Corp., California Certificates of
            Participation, Equipment & Real
            Property Acquisition Program,
            AMBAC, 4.00%, 12/01/2000
  2,135,000 Los Angeles Municipal Improvement                          2,159,980
            Corp., California Municipal
            Sanitation Equipment Charge
            Revenue Series A, FSA,
            4.00%, 02/01/2001
  1,000,000 San Diego County Regional                                  1,020,400
            Transportation Commission,
            California Sales Tax Revenue
            Second Series A, FGIC,
            4.40%, 04/01/2001
  1,405,000 San Diego County, California                               1,422,239
            Certificates of Participation,
            Downtown Courthouse, AMBAC,
            4.00%, 05/01/2001

                        Schedule of Investments--Municipal Bond Portfolios    17

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------

  1,960,000 Modesto Irrigation District, California               $    1,996,338
            Certificates of Participation, Refunding
            & Capital Improvements Series A,
            AMBAC, 4.25%, 07/01/2001
  5,000,000 Central Valley Financing                                   5,124,850
            Authority, California
            Cogeneration Project Revenue,
            Carson Ice Generation Project,
            MBIA, 4.50%, 07/01/2001
  1,240,000 Southern California Public Power                           1,274,274
            Authority, Subordinated Southern
            Transmission Project Revenue
            Series A, MBIA, 4.625%, 07/01/2001
  1,000,000 Northern California Power Agency,                          1,045,670
            Geothermal Project No. 3 Series B,
            AMBAC, 5.50%, 07/01/2001
  5,120,000 Puerto Rico Commonwealth Public                            5,342,618
            Improvement Series B, AMBAC,
            5.50%, 07/01/2001
  2,455,000 San Jose Redevelopment Agency,                             2,532,087
            California Tax Allocation Merged
            Area Redevelopment Project, AMBAC,
            4.75%, 08/01/2001
  2,780,000 Castaic Lake Water Agency,                                 2,925,644
            California Certificates of
            Participation, Water Systems
            Improvement Project Series A,
            MBIA, 5.75%, 08/01/2001
  1,000,000 Los Angeles Municipal Improvement                          1,013,570
            Corp., California Lease Revenue,
            Police Emergency Special Tax,
            AMBAC, 4.00%, 09/01/2001
            (Note C, p. 24)
  1,085,000 University of California Revenue                           1,114,046
            Multi-Purpose Projects Series G,
            FGIC, 4.50%, 09/01/2001
  4,270,000 University of California Revenue                           4,623,684
            Multi-Purpose Projects Series F,
            FGIC, 7.00%, 09/01/2001
  1,040,000 Antioch Public Financing Authority                         1,057,129
            California Reassessment Revenue
            Series A, AMBAC, 4.10%, 09/02/2001
  1,000,000 California Community College                               1,015,860
            Financing Authority, Lease Revenue
            Series A, MBIA, 4.00%, 10/01/2001
  1,000,000 California Health Facilities Financing                     1,040,090
            Authority, Stanford Health Care
            Series B, AMBAC, 5.00%, 11/15/2001
  4,505,000 Los Angeles Municipal Improvement                          4,603,479
            Corp., California Certificates of
            Participation, Equipment & Real
            Property Acquisition Program,
            AMBAC, 4.25%, 12/01/2001
  1,000,000 California Health Facilities Financing                     1,046,130
            Authority, Sutter Health Series C,
            FSA, 5.00%, 08/15/2002

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------

  5,025,000 San Diego County, California                          $    5,408,860
            Certificates of Participation,
            AMBAC, 5.25%, 09/01/2005
  1,200,000 San Francisco City & County                                1,321,068
            Airport Commission, California
            International Airport Revenue
            Second Series 12A, FGIC, AMT,
            5.625%, 05/01/2007
  4,520,000 South Orange County Public                                 5,601,591
            Finance Authority, California
            Special Tax Revenue, Foothill
            Area Series C, FGIC,
            7.50%, 08/15/2007
  1,435,000 Riverside, California                                      1,579,978
            Certificates of Participation,
            1997 Lease Refunding Project,
            MBIA, 5.50%, 11/01/2007
  2,360,000 San Diego County Regional                                  2,556,730
            Transportation Authority,
            California Sales Tax Revenue
            Series A, FGIC,
            5.25%, 04/01/2008
  3,885,000 Long Beach, California Harbor                              4,345,217
            Revenue, MBIA, AMT,
            6.00%, 05/15/2008
  2,815,000 Riverside, California Sewer                                3,422,308
            Revenue, FGIC,
            7.00%, 08/01/2008
  1,510,000 Castaic Lake Water Agency,                                 1,864,669
            California Certificates of
            Participation, Water Systems
            Improvement Project Series A,
            MBIA, 7.25%, 08/01/2008
  5,040,000 Contra Costa Transportation                                5,755,428
            Authority, California Sales Tax
            Revenue Series A, FGIC,
            6.00%, 03/01/2009
  2,825,000 San Francisco City & County                                3,075,521
            Airport Commission, California
            International Airport Revenue
            Second Series 12A, FGIC, AMT,
            5.625%, 05/01/2009
  1,475,000 Los Angeles Department of Airports,                        1,598,694
            California Airport Revenue Series A,
            FGIC, 5.50%, 05/15/2009
  1,405,000 Riverside County Transportation                            1,608,458
            Commission, California Sales Tax
            Revenue Series A, FGIC,
            6.00%, 06/01/2009
  1,000,000 Redding Joint Powers Financing                             1,165,260
            Authority, California Electric
            System Revenue Series A, MBIA,
            6.25%, 06/01/2009
  1,815,000 Northern California Power Agency,                          2,041,603
            Geothermal Project No. 3 Series A,
            AMBAC, 5.80%, 07/01/2009

18    Sanford C. Bernstein Fund, Inc.--1999 Semiannual Report

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------

  1,100,000 South Orange County Public                            $    1,439,405
            Finance Authority, California
            Special Tax Revenue, Foothill
            Area Series C, FGIC,
            8.00%, 08/15/2009
  2,000,000 Los Angeles, California Wastewater                         2,135,840
            System Revenue Series D, FGIC,
            5.375%, 11/01/2009
  2,365,000 San Francisco City & County                                2,525,986
            Airport Commission, California
            International Airport Revenue
            Second Series 10A, MBIA, AMT,
            5.35%, 05/01/2010
    600,000 Los Angeles Department of                                    659,796
            Airports, California Airport
            Revenue, FGIC, AMT,
            5.80%, 05/15/2010
  1,110,000 Long Beach, California Harbor                              1,259,450
            Revenue Series A, FGIC, AMT,
            6.00%, 05/15/2010
  1,235,000 Puerto Rico Highway &                                      1,328,971
            Transportation Authority,
            Subordinated State Infrastructure
            Bank, MBIA, 5.25%, 07/01/2010
  3,000,000 Riverside, California Sewer                                3,172,680
            Revenue, FGIC,
            5.00%, 08/01/2010
  1,175,000 San Jose Redevelopment Agency,                             1,346,773
            California Tax Allocation Merged
            Area Redevelopment Project, MBIA,
            6.00%, 08/01/2010
  1,080,000 Castaic Lake Water Agency,                                 1,352,020
            California Certificates of
            Participation, Water Systems
            Improvement Project Series A,
            MBIA, 7.25%, 08/01/2010
  1,000,000 Los Angeles Convention &                                   1,146,590
            Exhibition Center Authority,
            California Lease Revenue, MBIA,
            6.00%, 08/15/2010
  1,375,000 Sacramento County, California                              1,431,210
            Certificates of Participation,
            Public Facilities Project, MBIA,
            5.00%, 02/01/2011
  1,000,000 Kern High School District,                                 1,170,550
            California Series A, MBIA,
            6.30%, 02/01/2011
  4,835,000 Orange County Local                                        5,303,270
            Transportation Authority,
            California Sales Tax Revenue
            Measure M, Series A, MBIA,
            5.50%, 02/15/2011
  1,000,000 California Statewide Communities                           1,093,800
            Development Authority,
            Certificates of Participation,
            MBIA, 5.50%, 04/01/2011

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------

  4,665,000 Oakland State Building Authority,                     $    5,099,451
            California Lease Revenue, Elihu
            M. Harris Project Series A, AMBAC,
            5.50%, 04/01/2011
  2,785,000 Long Beach, California Harbor                              3,163,175
            Revenue Series A, FGIC, AMT,
            6.00%, 05/15/2011
  1,965,000 Puerto Rico Highway &                                      2,102,118
            Transportation Authority,
            Subordinated State Infrastructure
            Bank, MBIA, 5.25%, 07/01/2011
  2,770,000 Southern California Public Power                           2,958,941
            Authority, Subordinated Southern
            Transmission Project Revenue
            Series A, MBIA, 5.25%, 07/01/2011
  1,000,000 University of California Revenue                           1,028,630
            Series C, AMBAC,
            5.00%, 09/01/2011
  1,100,000 Sacramento Redevelopment Agency,                           1,180,927
            California Tax Allocation, Merged
            Downtown Redevelopment Project
            Series A, FSA, 5.25%, 11/01/2011
  1,000,000 California Statewide Communities                           1,108,680
            Development Authority,
            Certificates of Participation,
            MBIA, 5.625%, 04/01/2012
  2,145,000 San Francisco City & County                                2,277,239
            Airport Commission, California
            International Airport Revenue
            Second Series 10A, MBIA, AMT,
            5.45%, 05/01/2012
  1,000,000 Los Angeles County Metropolitan                            1,050,770
            Transportation Authority,
            California Sales Tax Revenue
            Series B, AMBAC, 5.30%, 07/01/2012
  1,215,000 Puerto Rico Highway &                                      1,337,642
            Transportation Authority Series A,
            AMBAC, 5.50%, 07/01/2012
  3,625,000 San Diego County, California                               3,823,976
            Certificates of Participation,
            Downtown Courthouse, AMBAC,
            5.25%, 05/01/2013
  1,000,000 Los Angeles Convention &                                   1,029,160
            Exhibition Center Authority,
            California Lease Revenue, MBIA,
            5.125%, 08/15/2013
  1,000,000 University of California Revenue                           1,019,700
            Series C, AMBAC, 5.00%, 09/01/2013
  4,220,000 Sacramento Redevelopment Agency,                           4,467,714
            California Tax Allocation, Merged
            Downtown Redevelopment Project,
            Series A, FSA, 5.25%, 11/01/2013
  1,915,000 San Diego County, California                               2,012,225
            Certificates of Participation,
            Downtown Courthouse, AMBAC,
            5.25%, 05/01/2014

                        Schedule of Investments--Municipal Bond Portfolios    19

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------
 2,910,000  Northern California Power Agency,                     $    3,060,942
            Hydroelectric Project No. 1
            Series A, MBIA, 5.25%, 07/01/2014
  1,340,000 Los Angeles Unified School                                 1,546,949
            District, California Series A,
            FGIC, 6.00%, 07/01/2014
  1,000,000 Puerto Rico Highway &                                      1,185,290
            Transportation Authority Series Z,
            MBIA, 6.25%, 07/01/2014
  1,195,000 Culver City Redevelopment Finance                          1,309,397
            Authority, California Tax Allocation,
            AMBAC, 5.50%, 11/01/2014
  1,725,000 Long Beach, California Water                               1,935,950
            Revenue Series A, MBIA,
            5.75%, 05/01/2015
  2,060,000 Contra Costa County Public                                 2,159,972
            Financing Authority, California
            Lease Revenue, Various Capital
            Facilities Series 1999-A, MBIA,
            5.25%, 06/01/2015
  1,595,000 Puerto Rico Highway &                                      1,744,388
            Transportation Authority Series W,
            MBIA, 5.50%, 07/01/2015
  1,730,000 San Mateo County Joint Powers                              1,766,520
            Authority, California Capital
            Projects Lease Revenue Series A,
            FSA, 5.00%, 07/15/2015
  1,000,000 San Jose Redevelopment Agency,                             1,155,620
            California Tax Allocation, Merged
            Area Redevelopment Project, MBIA,
            6.00%, 08/01/2015
  4,620,000 Burbank, California Public Service                         4,756,244
            Department Electric Revenue,
            FSA, 5.125%, 06/01/2016
  1,290,000 San Mateo County Transportation                            1,407,325
            District, California Series A,
            MBIA, 5.50%, 06/01/2016
  1,000,000 Tustin Unified School District,                            1,013,730
            California Community Facilities
            District No. 88-1 Special Tax,
            FSA, 5.00%, 09/01/2016
  1,920,000 Alameda Corridor Transportation                            1,981,728
            Authority, California Revenue
            Senior Lien Series A, MBIA,
            5.125%, 10/01/2016
  4,555,000 Los Angeles Department of Water &                          4,618,223
            Power, California Waterworks
            Revenue, MBIA, 5.00%, 10/15/2016
  4,765,000 Sacramento Municipal Utility                               5,245,074
            District, California Electric
            Revenue Series K, AMBAC,
            5.70%, 07/01/2017
  2,925,000 San Diego, California                                      2,942,404
            Certificates of Undivided
            Interest, Water Utility Fund
            Systems Revenue, FGIC,
            5.00%, 08/01/2017

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------

  1,000,000 California Special Districts                          $    1,092,290
            Association Finance Corporation,
            Certificates of Participation
            Series Z, FSA, 5.50%, 08/01/2017
  3,800,000 San Francisco City & County                                3,767,586
            Airport Commission, California
            International Airport Revenue
            Second Series 15A, FSA, AMT,
            5.00%, 05/01/2018
  2,070,000 Beverly Hills Public Financing                             2,105,956
            Authority, California Lease
            Revenue Series A, MBIA,
            5.125%, 06/01/2018
  4,000,000 San Diego, California                                      3,989,880
            Certificates of Undivided
            Interest, Water Utility Fund
            Systems Revenue, FGIC,
            5.00%, 08/01/2018
  1,000,000 Los Angeles Convention &                                   1,030,020
            Exhibition Center Authority,
            California Lease Revenue Series A,
            MBIA, 5.375%, 08/15/2018
  1,660,000 Fresno, California Sewer Revenue                           1,740,908
            Series A-1, AMBAC,
            5.25%, 09/01/2019
  2,630,000 California State Public Works                              2,656,931
            Board Lease Revenue, Department
            of Corrections, State Prison
            Series A, AMBAC, 5.00%, 12/01/2019
  1,000,000 Mammoth Unified School District,                             319,360
            California Capital Appreciation,
            MBIA, 0.00%, 08/01/2021
  1,000,000 Mammoth Unified School District,                             302,750
            California Capital Appreciation,
            MBIA, 0.00%, 08/01/2022
  1,010,000 Inglewood Redevelopment Agency,                            1,055,218
            California Tax Allocation Merged
            Redevelopment Project Series A,
            AMBAC, 5.25%, 05/01/2023
                                                                ----------------
Total Insured (Cost $233,767,540)                                    241,678,550
                                                                ----------------
--------------------------------------------------------------------------------
TAX SUPPORTED:                                                            22.29%
--------------------------------------------------------------------------------
State General Obligations: 5.81%
  1,000,000 Puerto Rico Commonwealth,                                  1,005,280
            5.50%, 07/01/1999
  3,335,000 California State,                                          3,548,807
            9.00%, 06/01/2000
  3,585,000 California State,                                          3,676,346
            5.00%, 10/01/2000
 13,000,000 California State,                                         13,331,240
            5.00%, 10/01/2000
  1,080,000 California State,                                          1,092,636
            4.00%, 02/01/2001
  1,000,000 California State,                                          1,063,250
            6.70%, 04/01/2001


20    Sanford C. Bernstein Fund, Inc.--1999 Semiannual Report

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------

  1,300,000 District of Columbia Series A,                        $    1,362,582
            5.90%, 06/01/2002
  2,500,000 California State,                                          2,824,425
            6.20%, 09/01/2005
  5,640,000 California State,                                          6,452,667
            6.00%, 10/01/2009
                                                                ----------------
Total State General Obligations
(Cost $33,540,608)                                                    34,357,233
                                                                ----------------
Local General Obligations: 3.44%
  4,875,000 Los Angeles Unified School                                 4,934,572
            District, California Series B,
            4.25%, 07/01/2000
  6,000,000 Los Angeles, California Refunding                          6,160,620
            Series A, 4.50%, 09/01/2001
  2,235,000 Los Angeles County Public Works                            2,357,903
            Financing Authority, California
            Capital Construction Series A,
            5.10%, 03/01/2007
  1,000,000 East Bay Municipal Utility                                 1,063,140
            District, California Special
            District No. 1 Series E,
            5.45%, 04/01/2010
  3,110,000 Los Angeles County Public Works                            3,192,944
            Financing Authority, California
            Capital Construction,
            5.00%, 03/01/2011
  2,480,000 Los Angeles, California Series A,                          2,606,281
            5.25%, 09/01/2011
                                                                ----------------
Total Local General Obligations
(Cost $19,612,462)                                                    20,315,460
                                                                ----------------
Tax Lease: 6.79%
  1,130,000 Cupertino, California                                      1,143,605
            Certificates of Participation
            Series A, 4.875%, 01/01/2000
  1,095,000 Los Angeles County Capital Asset                           1,112,980
            Leasing Corp., California Lease
            Revenue, Equipment Program Series A,
            5.00%, 06/01/2000
 11,175,000 California State Public Works                             11,398,053
            Board Lease Revenue, Department
            of Corrections Series C,
            4.75%, 09/01/2000
  1,480,000 Los Angeles County Capital Asset                           1,514,558
            Leasing Corp., California Lease
            Revenue, Equipment Program Series A,
            5.00%, 12/01/2000
  5,340,000 California State Public Works                              5,499,613
            Board Lease Revenue, Community
            Colleges Series A, 5.00%, 04/01/2001
  1,985,000 Los Angeles County Capital Asset                           2,038,655
            Leasing Corp., California Lease
            Revenue, Equipment Program Series A,
            5.00%, 06/01/2001

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------

  1,595,000 Ukiah Unified School District,                        $    1,672,246
            California Certificates of Participation,
            5.60%, 09/01/2001
  1,000,000 Puerto Rico Housing Bank &                                 1,027,090
            Finance Agency, Commonwealth
            Appropriation Subsidy,
            4.875%, 12/01/2001
  3,010,000 Puerto Rico Urban Renewal &                                3,125,644
            Housing Corp., 7.875%, 10/01/2004
  1,000,000 Los Angeles State Building                                 1,088,880
            Authority, California Lease
            Revenue, 5.50%, 05/01/2007
  2,520,000 San Francisco State Building                               2,686,799
            Authority, California Lease
            Revenue Series A,
            5.125%, 10/01/2007
  1,010,000 Gilroy Unified School District,                            1,087,002
            California Certificates of
            Participation, 5.85%, 07/01/2008
  2,590,000 Taft Public Financing Authority,                           2,810,538
            California Lease Revenue,
            Community Correctional Facility
            Project A, 5.95%, 01/01/2011
  1,745,000 Capistrano Unified School                                  1,768,994
            District, California Certificates
            of Participation, 5.20%, 02/01/2018
  2,000,000 Sacramento City Finance                                    2,118,420
            Authority, California Lease
            Revenue Series B,
            5.40%, 11/01/2020
                                                                ----------------
Total Tax Lease (Cost $38,676,013)                                    40,093,077
                                                                ----------------
Special Tax: 6.25%
  2,505,000 Virgin Islands Public Financing                            2,525,892
            Authority Revenue, Subordinated
            Lien Fund Loan Notes Series D,
            5.50%, 10/01/1999
  3,315,000 Orange County Local                                        3,366,416
            Transportation Authority,
            California Sales Tax Revenue
            Series A, 5.00%, 02/15/2000
  1,850,000 California Commerce Community                              1,868,518
            Development Commission, Tax
            Allocation Redevelopment Project
            No. 1-Series A, 4.70%, 08/01/2000
  1,000,000 Chino Public Financing Authority,                          1,000,100
            California Revenue,
            4.30%, 09/02/2000
    905,000 West Sacramento Reassessment                                 909,127
            District, California Improvement
            Bond Act of 1915,
            4.50%, 09/02/2000
    555,000 Fairfield Public Financing                                   559,562
            Authority, California Revenue
            Reassessment, 4.60%, 09/02/2000


                        Schedule of Investments--Municipal Bond Portfolios    21

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------

  7,595,000 Los Angeles County Public Works                       $    7,788,521
            Financing Authority, California
            Regional Park & Open Space
            District Series A, 5.00%, 10/01/2000
  7,450,000 Los Angeles Community                                      7,613,602
            Redevelopment Agency, California
            Central Business District I,
            5.00%, 11/15/2000
  1,400,000 California Commerce Community                              1,421,084
            Development Commission, Tax
            Allocation Redevelopment Project
            No. 1-Series A, 4.80%, 08/01/2001
    690,000 Santa Clara Convention Center                                691,069
            Refunding & Reassessment,
            California Improvement Bond Act
            of 1915, 4.25%, 09/02/2001
  1,200,000 Los Angeles County Public Works                            1,247,436
            Financing Authority, California
            Regional Park & Open Space
            Revenue District A, 5.00%, 10/01/2001
  1,555,000 Pomona Public Financing                                    1,665,607
            Authority, California Revenue,
            Southwest Pomona Redevelopment
            Series L, 5.50%, 02/01/2008
  5,705,000 Los Angeles County Public Works                            6,278,467
            Financing Authority, California,
            Regional Park & Open Space
            District Series A, 5.50%, 10/01/2009
                                                                ----------------
Total Special Tax (Cost $36,115,345)                                  36,935,401
                                                                ----------------
Total Tax Supported (Cost $127,944,428)                              131,701,171
                                                                ----------------
--------------------------------------------------------------------------------
REVENUE:                                                                  15.11%
--------------------------------------------------------------------------------
Airport Revenue: 0.91%
  1,525,000 Virgin Islands Port Authority,                             1,524,024
            Airport Revenue Series A, AMT,
            3.45%, 09/01/1999
  2,495,000 Virgin Islands Port Authority,                             2,487,166
            Airport Revenue Series A, AMT,
            3.85%, 09/01/2000
    500,000 Denver City & County, Colorado                               550,640
            Airport Revenue Series B, AMT,
            7.25%, 11/15/2005
    145,000 Denver City & County, Colorado                               162,790
            Airport Revenue Series A, AMT,
            8.875%, 11/15/2012
    500,000 Denver City & County, Colorado                               628,730
            Airport Revenue Series D, AMT,
            7.75%, 11/15/2013
                                                                ----------------
Total Airport Revenue (Cost $5,145,140)                                5,353,350
                                                                ----------------
Electric Revenue: 0.88%
  1,250,000 Los Angeles Department of Water &                          1,301,750
            Power, California, Electric Plant
            Revenue Second Issue,
            9.00%, 12/15/1999

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------

  1,000,000 Virgin Islands Water & Power                          $    1,018,120
            Authority, Electric Systems
            Revenue, 5.00%, 07/01/2001
  1,000,000 Los Angeles Department of Water &                          1,140,330
            Power, California, Electric Plant
            Revenue Second Issue,
            8.00%, 08/15/2002
  1,630,000 Los Angeles Department of Water &                          1,750,392
            Power, California, Electric Plant
            Revenue, 7.10%, 01/15/2031
                                                                ----------------
Total Electric Revenue (Cost $5,125,721)                               5,210,592
                                                                ----------------
Health Care Revenue: 0.72%
  1,000,000 California Health Facilities                               1,013,400
            Financing Authority, Catholic
            Healthcare West Revenue Series A,
            4.50%, 07/01/2000
  3,145,000 California Statewide Community                             3,242,023
            Development Authority, Certificates
            of Participation, St. Joseph Health
            Systems Obligation Group,
            5.00%, 07/01/2001
                                                                ----------------
Total Health Care Revenue (Cost $4,239,918)                            4,255,423
                                                                ----------------
Higher Education Revenue: 1.17%
    685,000 California Educational Facilities                            700,905
            Authority, University of Southern
            California Series B,
            7.85%, 10/01/1999
  2,540,000 California Educational Facilities                          2,821,356
            Authority, University of Southern
            California Series A,
            5.50%, 10/01/2008
  3,275,000 California Educational Facilities                          3,396,863
            Authority, Pomona College Revenue,
            5.25%, 01/01/2017
                                                                ----------------
Total Higher Education Revenue
(Cost $6,630,582)                                                      6,919,124
                                                                ----------------
Water/Sewer Revenue: 7.37%
  2,455,000 Los Angeles Department of Water &                          2,605,099
            Power, California Waterworks
            Revenue Second Issue,
            9.00%, 05/15/2000
  1,000,000 Metropolitan Water District of                             1,044,630
            Southern California Series A,
            7.00%, 07/01/2000
  1,050,000 California State Department of                             1,137,402
            Water Resources Series M,
            8.50%, 12/01/2000
  2,500,000 Metropolitan Water District of                             2,694,025
            Southern California Series A,
            5.50%, 07/01/2008
  2,420,000 Los Angeles County Sanitation                              2,575,364
            District Financing Authority,
            California Series A, 5.25%, 10/01/2008


22    Sanford C. Bernstein Fund, Inc.--1999 Semiannual Report

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------

  2,700,000 California State Department of                        $    2,991,870
            Water Resources, Central Valley
            Project, Water Systems Revenue
            Series T, 5.50%, 12/01/2008
  1,000,000 Orange County Water District,                              1,068,740
            California Certificates of
            Participation Series A,
            5.50%, 08/15/2010
  2,150,000 Riverside, California Water                                2,314,948
            Revenue, 5.375%, 10/01/2011
  1,500,000 Riverside, California Water                                1,605,465
            Revenue, 5.375%, 10/01/2012
  2,460,000 San Francisco City & County                                2,533,480
            Public Utilities Commission,
            California Waterworks Revenue
            Series A, 5.00%, 11/01/2012
  2,285,000 California State Department of                             2,318,224
            Water Resources, Water System
            Revenue Series O,
            5.00%, 12/01/2015
  1,350,000 Metropolitan Water District of                             1,368,954
            Southern California, Waterworks
            Revenue Series A,
            5.00%, 07/01/2016
  1,000,000 California State Department of                             1,028,480
            Water Resources, Central Valley
            Project, Water Systems Revenue
            Series U, 5.125%, 12/01/2016
 12,790,000 California State Department of                            12,772,861
            Water Resources, Central Valley
            Project, Water Systems Revenue
            Series S, 5.00%, 12/01/2019
  3,660,000 Metropolitan Water District of                             4,078,191
            Southern California Series A,
            5.75%, 07/01/2021
  1,330,000 Los Angeles Department of Water &                          1,436,294
            Power, California Waterworks
            Revenue, Second Issue,
            6.40%, 11/01/2031
                                                                ----------------
Total Water/Sewer Revenue
(Cost $41,443,085)                                                    43,574,027
                                                                ----------------
Miscellaneous Revenue: 3.35%
  2,335,000 Long Beach, California Harbor                              2,377,007
            Revenue Series A, AMT,
            5.00%, 05/15/2000
  1,900,000 Long Beach, California Harbor                              1,979,306
            Revenue, 7.15%, 05/15/2000
  1,235,000 Western Placer Waste Management                            1,268,394
            Authority, California Revenue,
            AMT, 6.25%, 07/01/2000
  3,710,000 Long Beach, California Harbor                              3,789,950
            Revenue AMT, 4.50%, 05/15/2001
  2,450,000 Long Beach, California Harbor                              2,527,518
            Revenue Series A, AMT,
            5.00%, 05/15/2001

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------

    700,000 Del Mar, California Race Track                        $      722,883
            Authority Revenue, 6.00%, 08/15/2001
  6,485,000 Los Angeles, California Harbor                             7,125,783
            Department Revenue Series B, AMT,
            5.75%, 08/01/2009
                                                                ----------------
Total Miscellaneous Revenue
(Cost $19,232,154)                                                    19,790,841
                                                                ----------------
Industrial Development/Pollution
Control Revenue: 0.71%
    650,000 Missouri State Environmental                                 655,883
            Improvement & Energy Resource
            Authority, Chrysler Corporation
            Project, 5.70%, 10/01/1999
  3,400,000 St. Charles Parish, Louisiana                              3,520,768
            Pollution Control Revenue,
            Louisiana Power & Light Co.
            Project, 8.25%, 06/01/2014
                                                                ----------------
Total Industrial Development/Pollution
Control Revenue (Cost $4,177,152)                                      4,176,651
                                                                ----------------
Total Revenue (Cost $85,993,752)                                      89,280,008
                                                                ----------------
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES:                                                   1.10%
--------------------------------------------------------------------------------
Housing: 1.10%
  1,585,000 Los Angeles, California Multi-Family                       1,582,385
            Housing Revenue, Western Carlton
            Project Series A, AMT,
            3.80%, 10/01/2001
  2,070,000 California Housing Financing Agency                        2,098,794
            Revenue, Home Mortgage Series I,
            MBIA, AMT, 4.95%, 08/01/2028
  1,015,000 California Statewide Community                             1,020,278
            Development Authority,
            Multi-Family Housing Bayport
            Subordinated Revenue Series LL-4,
            AMT, 4.10%, 12/01/2028
  7,885,000 California Housing Finance Agency,                         1,817,019
            Home Mortgage Revenue Series B,
            AMT, 0.00%, 08/01/2029
            (Note C, p. 24)
                                                                ----------------
Total Housing (Cost $6,523,675)                                        6,518,476
                                                                ----------------
Total Asset-Backed Securities
(Cost $6,523,675)                                                      6,518,476
                                                                ----------------
--------------------------------------------------------------------------------
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $572,919,280)                 99.80%        $589,628,245
(Note D, p. 24)
Cash and Other Assets, Less Liabilities                0.20            1,194,439
                                                  ---------     ----------------
Net Assets (Equivalent to $14.06
per share based on 42,018,837
shares of capital stock outstanding)                 100.00%        $590,822,684
                                                  =========     ================


                        Schedule of Investments--Municipal Bond Portfolios    23

--------------------------------------------------------------------------------
(A) $10,200,000 principal amount segregated as collateral for when-issued securities
(B) Explanation of abbreviations:
    Insured-bond abbreviations:
    AMBAC-AMBAC Indemnity Corporation
    FGIC-Financial Guaranty Insurance Company
    FSA-Financial Security Assurance, Inc.
    MBIA-Municipal Bond Investors Assurance Corporation
    Other Abbreviations:
    AMT-Subject to Alternative Minimum Tax
(C) When-issued security
(D) At March 31, 1999, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.



--------------------------------------------------------------------------------
                        Sanford C. Bernstein Fund, Inc.
                            Schedule of Investments
                     Bernstein New York Municipal Portfolio
                           March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value*
--------------------------------------------------------------------------------
TAX EXEMPT VARIABLE-RATE DEMAND
NOTES:                                                                     5.58%
--------------------------------------------------------------------------------
  3,900,000 New York State Job Development                        $    3,900,000
            Authority, State Guaranteed
            Series A-1 Through A-13, Daily
            Floater, Putable Daily,
            3.00%, 03/01/2002
  7,150,000 New York State Job Development                             7,150,000
            Authority, State Guaranteed
            Series A-1-A-42, Daily Floater,
            Putable Daily, 3.00%, 03/01/2005
  9,100,000 New York State Local Government                            9,100,000
            Assistance Corp. Series B, Weekly
            Floater, Putable Weekly,
            2.75%, 04/01/2025
 20,000,000 New York City Transitional Finance                        20,000,000
            Authority, Future Tax Second
            Sub-Series B-3, Daily Floater,
            Putable Daily, 3.00%, 11/01/2028
  1,245,000 New York State Housing Finance                             1,245,000
            Agency, Multifamily Housing
            Series A, AMBAC, Daily Floater,
            Putable Daily, 3.10%, 11/01/2028
  6,130,000 Long Island Power Authority, New                           6,130,000
            York Electric Systems Revenue
            Series 6, Daily Floater, Putable
            Daily, 3.00%, 05/01/2033
                                                                ----------------
Total Tax Exempt Variable-Rate Demand Notes
(Cost $47,525,000)                                                    47,525,000
                                                                ----------------
--------------------------------------------------------------------------------
U.S. TREASURY INFLATION PROTECTION
SECURITY:                                                                  0.82%
--------------------------------------------------------------------------------
  7,258,510 3.375%, 01/15/2007 (Note B, p. 33)                         6,990,853
                                                                ----------------
Total U.S. Treasury Inflation Protection
Security (Cost $7,067,242)                                             6,990,853
                                                                ----------------
--------------------------------------------------------------------------------
PREREFUNDED/ESCROWED:                                                     25.71%
--------------------------------------------------------------------------------
  2,000,000 New York State Urban Development                           2,094,560
            Corp., Correctional Facilities
            Series G, 7.00%, 01/01/2017,
            Prerefunded 01/01/2000 @102
  6,700,000 New York State Medical Care                                7,072,185
            Facilities Finance Agency Series B,
            7.45%, 02/15/2029,
            Prerefunded 02/15/2000 @102
  1,100,000 New York State Dormitory Authority,                        1,168,068
            State University Series B,
            7.25%, 05/15/2015,
            Prerefunded 05/15/2000 @102

*See Note 1, page 22 in Notes to Financial Statements.


24    Sanford C. Bernstein Fund, Inc.--1999 Semiannual Report

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------

  2,375,000 New York State Dormitory Authority,                   $    2,531,584
            State University Series A,
            7.625%, 05/15/2005,
            Prerefunded 05/15/2000 @102
 16,265,000 New York State Dormitory Authority,                       17,350,526
            State University Series A,
            7.70%, 05/15/2012,
            Prerefunded 05/15/2000 @102
  5,000,000 New York City Municipal Water                              5,297,700
            Finance Authority, Water & Sewer
            Systems Revenue Series A,
            7.25%, 06/15/2015,
            Prerefunded 06/15/2000 @101.50
  2,660,000 MTA, New York Transit Facilities                           2,840,242
            Service Contract Series 3,
            7.40%, 07/01/2001,
            Prerefunded 07/01/2000 @102
  1,000,000 MTA, New York Commuter Facilities                          1,068,960
            Service Contract Series 3,
            7.50%, 07/01/2016,
            Prerefunded 07/01/2000 @102
  3,450,000 New York State Dormitory Authority,                        3,693,087
            City University Systems Series A,
            7.625%, 07/01/2020,
            Prerefunded 07/01/2000 @102
  1,000,000 MTA, New York Commuter Facilities                          1,068,660
            Service Contract Series 4,
            7.875%, 07/01/2017,
            Prerefunded 07/01/2000 @101.50
  2,250,000 MTA, New York Transit Facilities                           2,404,485
            Service Contract Series 4,
            7.875%, 07/01/2017,
            Prerefunded 07/01/2000 @101.50
    420,000 New York State Dormitory Authority,                          444,805
            City University Systems Series A,
            7.875%, 07/01/2002,
            Prerefunded 07/01/2000 @100.50
  9,460,000 New York State Dormitory Authority,                       10,148,877
            City University Systems Series F,
            7.875%, 07/01/2007,
            Prerefunded 07/01/2000 @102
  3,950,000 New York State Dormitory Authority,                        4,237,639
            City University Systems Series F,
            7.875%, 07/01/2017,
            Prerefunded 07/01/2000 @102
  1,290,000 New York City Series L,                                    1,321,308
            5.25%, 08/01/2000,
            Escrowed to Maturity
  4,905,000 New York City Series E,                                    5,080,648
            6.10%, 08/01/2000,
            Escrowed to Maturity
  1,000,000 New York State Medical Care                                1,040,140
            Facilities Finance Authority,
            Brookdale Medical Center Secured
            Hospital Program Series A,
            6.35%, 08/15/2000, Escrowed to Maturity

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------

  5,215,000 New York State Medical Care                           $    5,625,160
            Facilities Finance Agency,
            7.875%, 08/15/2020,
            Prerefunded 08/15/2000 @102
  3,045,000 New York State Housing Finance                             3,292,102
            Agency, Service Contract
            Obligation Revenue Series A,
            7.80%, 09/15/2020,
            Prerefunded 09/15/2000 @102
  3,500,000 Virgin Islands Public Finance Authority                    3,737,510
            Series B, 7.25%, 10/01/2007,
            Prerefunded 10/01/2000 @101
  2,000,000 New York State Medical Care                                2,140,960
            Facilities Finance Authority,
            Mental Health Services Series A,
            8.00%, 11/01/2000,
            Escrowed to Maturity
 10,000,000 New York State Thruway Authority                          10,416,900
            Service Contract, 6.00%, 01/01/2011,
            Prerefunded 01/01/2001 @100
  1,000,000 New York State Power Authority                             1,067,990
            Revenue & General Purpose Series Y,
            6.50%, 01/01/2004,
            Prerefunded 01/01/2001 @102
  8,135,000 New York State Urban Development                           8,535,079
            Corp., Correctional Facilities
            Series 2, 6.50%, 01/01/2021,
            Prerefunded 01/01/2001 @100
 14,180,000 New York State Power Authority                            15,203,229
            Revenue & General Purpose Series Y,
            6.75%, 01/01/2018,
            Prerefunded 01/01/2001 @102
  1,680,000 Triborough Bridge & Tunnel                                 1,800,338
            Authority Series S,
            7.00%, 01/01/2011,
            Prerefunded 01/01/2001 @101.50
  3,245,000 Triborough Bridge & Tunnel                                 3,477,440
            Authority Series S, 7.00%,
            01/01/2021, Prerefunded 01/01/2001 @101.50
  1,250,000 Triborough Bridge & Tunnel                                 1,345,412
            Authority, New York Revenue
            Series T, 7.00%, 01/01/2020,
            Prerefunded 01/01/2001 @102
    125,000 New York State Power Authority                               131,954
            Series C, 9.50%, 01/01/2001,
            Escrowed to Maturity
  3,975,000 New York City Series H,                                    4,207,339
            6.90%, 02/01/2001,
            Escrowed to Maturity
  1,450,000 New York State Local Government                            1,558,373
            Assistance Corp. Series A,
            6.50%, 04/01/2020,
            Prerefunded 04/01/2001 @102
  1,000,000 New York State Local Government                            1,084,240
            Assistance Corp. Series C,
            7.00%, 04/01/2010,
            Prerefunded 04/01/2001 @102



                        Schedule of Investments--Municipal Bond Portfolios    25

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------

  1,000,000 New York State Local Government                       $    1,084,240
            Assistance Corp. Series C,
            7.00%, 04/01/2021,
            Prerefunded 04/01/2001 @102
  4,595,000 New York State Local Government                            5,003,955
            Assistance Corp. Series A,
            7.25%, 04/01/2018,
            Prerefunded 04/01/2001 @102
  6,360,000 New York State Local Government                            6,926,040
            Assistance Corp. Series B,
            7.25%, 04/01/2006,
            Prerefunded 04/01/2001 @102
  3,210,000 New York State Local Government                            3,510,937
            Assistance Corp. Series B,
            7.50%, 04/01/2020,
            Prerefunded 04/01/2001 @102
  4,280,000 New York State Urban Development                           4,681,250
            Corp., 7.50%, 04/01/2020,
            Prerefunded 04/01/2001 @102
  2,050,000 New York City Series B,                                    2,223,717
            7.00%, 06/01/2015,
            Prerefunded 06/01/2001 @101.50
  1,020,000 New York State Environmental                               1,101,733
            Facilities Corp., Pollution
            Control Revenue, Water Revolving
            Fund Series E, 6.50%, 06/15/2014,
            Prerefunded 06/15/2001 @102
  9,185,000 New York City Municipal Water                              9,883,887
            Finance Authority Series A,
            6.75%, 06/15/2017,
            Prerefunded 06/15/2001 @101
  5,400,000 New York State Environmental                               5,874,984
            Facilities Corp., Pollution
            Control Revenue, Water Revolving
            Fund Series E, 6.875%, 06/15/2010,
            Prerefunded 06/15/2001 @102
  1,770,000 New York City Municipal Water                              1,949,867
            Finance Authority, Water & Sewer
            Systems Series C, 7.75%, 06/15/2020,
            Prerefunded 06/15/2001 @101.50
    340,000 New York City Series L,                                      351,251
            5.00%, 08/01/2001,
            Escrowed to Maturity
  4,825,000 New York State Medical Care                                5,324,822
            Facilities Finance Agency,
            Secured Hospital Revenue Bonds,
            7.35%, 08/15/2011,
            Prerefunded 08/15/2001 @102
  1,000,000 New York City Series A,                                    1,107,950
            7.75%, 08/15/2015,
            Prerefunded 08/15/2001 @101.50
  1,000,000 New York City Series A,                                    1,107,950
            7.75%, 08/15/2017,
            Prerefunded 08/15/2001 @101.50
  1,925,000 Suffolk County, New York Series A,                         2,190,303
            FGIC, 9.50%, 10/01/2001,
            Escrowed to Maturity


--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------

    115,000 Denver City & County, Colorado                        $      131,751
            Airport Revenue Series A, AMT,
            8.875%, 11/15/2012,
            Prerefunded 11/15/2001 @102
  2,500,000 New York State Local Government                            2,709,650
            Assistance Corp. Series B,
            6.00%, 04/01/2006,
            Prerefunded 04/01/2002 @102
  2,150,000 New York State Local Government                            2,345,370
            Assistance Corp. Series B,
            6.25%, 04/01/2021,
            Prerefunded 04/01/2002 @102
  1,500,000 New York State Thruway Authority                           1,622,850
            Service Contract, 6.25%, 04/01/2004,
            Prerefunded 04/01/2002 @101
  5,490,000 New York State Power Authority                             5,822,420
            Series CC, 5.00%, 01/01/2009,
            Prerefunded 01/01/2003 @102
  1,955,000 New York State Power Authority                             2,073,375
            Series CC, 5.00%, 01/01/2014,
            Prerefunded 01/01/2003 @102
  2,235,000 New York State Medical Care                                2,381,817
            Facilities Finance Agency,
            Hospital & Nursing Home Insured
            Mortgage, FHA, 6.35%, 02/15/2012,
            Prerefunded 02/15/2003 @102
  1,600,000 New York State Medical Care                                1,691,888
            Facilities Finance Agency,
            Hospital & Nursing, FHA,
            6.125%, 02/15/2014,
            Prerefunded 02/15/2004 @102
  1,005,000 New York State Medical Care                                1,032,225
            Facilities Finance Authority,
            Insured Mortgage Project Series A,
            FHA, 5.40%, 08/15/2004,
            Escrowed to Maturity
  2,800,000 New York State Thruway Authority                           3,096,408
            General Revenue Series C, FGIC,
            5.75%, 01/01/2009,
            Prerefunded 01/01/2005 @102
  1,925,000 New York State Local Government                            2,145,085
            Assistance Corp. Series A,
            5.90%, 04/01/2012,
            Prerefunded 04/01/2005 @102
    900,000 New York City Series B,                                    1,020,519
            6.30%, 08/15/2008,
            Prerefunded 08/15/2005 @101
  2,220,000 New York State Power Authority                             2,541,767
            Series W, 6.50%, 01/01/2008,
            Escrowed to Maturity
  4,670,000 Niagara Falls Bridge Commission,                           5,430,463
            New York Toll Revenue,
            6.30%, 10/01/2012,
            Escrowed to Maturity
                                                                ----------------
Total Prerefunded/Escrowed
(Cost $215,041,752)                                                  218,855,974
                                                                ----------------



26    Sanford C. Bernstein Fund, Inc.--1999 Semiannual Report

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------
INSURED:                                                                  31.23%
--------------------------------------------------------------------------------

  5,325,000 New York City Health & Hospital                       $    5,396,568
            Corp. Series A, Connie Lee,
            4.875%, 02/15/2000
  2,255,000 Nassau County, New York Series Q,                          2,304,001
            FGIC, 5.00%, 08/01/2000
  1,000,000 Suffolk County, New York Series B,                         1,015,780
            AMBAC, 4.50%, 08/15/2000
  1,335,000 Erie County, New York Series A,                            1,369,243
            FGIC, 5.25%, 08/15/2000
  1,085,000 Erie County, New York Series B,                            1,112,830
            FGIC, 5.25%, 08/15/2000
  1,000,000 Nassau County, New York                                    1,012,890
            Improvement Series Z, FGIC,
            4.25%, 09/01/2000
  1,005,000 North Hempstead, New York Series A,                        1,021,753
            FGIC, 4.50%, 01/15/2001
  2,940,000 New York State Dormitory Authority,                        3,000,123
            Columbia Presbyterian Hospital
            Series A, FHA, AMBAC,
            4.75%, 02/15/2001
  1,000,000 New York State Thruway Authority,                          1,046,580
            Highway & Bridge Trust Fund
            Series B, AMBAC,
            6.00%, 04/01/2001
  1,500,000 Chautauqua Lake Central School                             1,515,000
            District, New York, FSA,
            4.00%, 06/15/2001
  1,050,000 Taconic Hills Central School                               1,065,981
            District, New York, FSA,
            4.25%, 06/15/2001
  1,000,000 Longwood Central School District,                          1,024,620
            Middle Island, New York, FSA,
            4.75%, 06/15/2001
  2,440,000 New York State Dormitory                                   2,489,288
            Authority, Special Act School
            Districts Program, FSA,
            4.50%, 07/01/2001
  1,460,000 New York State Dormitory                                   1,490,952
            Authority, Good Samaritan
            Hospital, Asset Guaranty,
            4.75%, 07/01/2001
  1,180,000 Suffolk County, New York Series B,                         1,203,753
            AMBAC, 4.50%, 08/15/2001
  1,000,000 Buffalo, New York Series C, AMBAC,                         1,005,740
            3.75%, 12/01/2001
  2,425,000 Islip, New York Refunding Public                           2,494,670
            Improvement Series C, FSA,
            4.75%, 01/15/2002
  1,050,000 Oyster Bay, New York Public                                1,059,849
            Improvement, FSA,
            4.00%, 02/15/2002
  3,760,000 Nassau County, New York General                            3,901,865
            Improvement Series V, AMBAC,
            5.125%, 03/01/2002

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------

  1,340,000 New York State Dormitory                              $    1,597,146
            Authority, City University Series D,
            FGIC, 8.75%, 07/01/2003
    910,000 Niagara Frontier Authority, New                              939,803
            York Airport Revenue, Greater
            Buffalo International Airport,
            AMBAC, AMT, 5.75%, 04/01/2004
  3,615,000 New York State Project Finance                             3,779,699
            Agency, HUD Section 236-Series A,
            FSA, 4.95%, 11/01/2006
  2,025,000 New York State Urban Development                           2,124,104
            Corp., Correctional Facilities
            Revenue, AMBAC, 5.00%, 01/01/2007
  2,000,000 Suffolk County, New York,                                  2,225,020
            Southwest Sewer District, MBIA,
            6.00%, 02/01/2007
  1,810,000 New York State Local Government                            2,018,711
            Assistance Corp. Series A, AMBAC,
            6.00%, 04/01/2007
  2,000,000 New York State Dormitory                                   2,152,880
            Authority Series B, FGIC,
            5.375%, 05/15/2007
  4,000,000 Westchester County Industrial                              4,288,760
            Development Agency, New York
            Resource Recovery Revenue Series A,
            AMBAC, 5.60%, 07/01/2007
  1,000,000 MTA, New York Commuter Facilities                          1,120,460
            Series A, MBIA, 6.00%, 07/01/2007
  2,400,000 MTA, New York Transit Facilities                           2,738,712
            Series K, MBIA, 6.30%, 07/01/2007
  2,880,000 Yonkers, New York Series C, AMBAC,                         3,017,520
            5.00%, 08/01/2007
  1,265,000 New York State Urban Development                           1,374,498
            Corp., Correctional Facilities
            Series A, AMBAC, 5.50%, 01/01/2008
  1,345,000 Babylon, New York Series A, AMBAC,                         1,815,293
            9.20%, 01/15/2008
  6,620,000 New York State Dormitory Authority,                        6,639,066
            Insured Mortgage Hospital,
            Sound Shore Medical Center, FHA,
            MBIA, 4.35%, 02/01/2008
  2,000,000 MTA, New York Dedicated Tax                                2,118,200
            Series A, MBIA, 5.10%, 04/01/2008
  2,300,000 New York State Dormitory Authority,                        2,506,080
            State University Series A, AMBAC,
            5.50%, 05/15/2008
  1,000,000 Suffolk County, New York,                                  1,059,950
            Waterworks Authority Revenue,
            MBIA, 5.10%, 06/01/2008
  1,485,000 New York State Dormitory                                   1,542,054
            Authority, New York University
            Series B, MBIA, 5.00%, 07/01/2008
  1,910,000 MTA, New York Transit Facilities                           2,119,126
            Service Contract Series O, AMBAC,
            5.75%, 07/01/2008


                        Schedule of Investments--Municipal Bond Portfolios    27

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------

  4,575,000 New York State Series B, AMBAC,                       $    4,949,052
            5.625%, 08/15/2008
  1,000,000 New York State Thruway Authority,                          1,060,170
            Highway & Bridge Trust Fund
            Series A, MBIA, 5.25%, 04/01/2009
  2,165,000 New York State Thruway Authority,                          2,302,499
            Highway & Bridge Trust Fund
            Series B, MBIA, 5.30%, 04/01/2009
  4,055,000 New York State Dormitory Authority,                        4,415,611
            State University Series A,
            FGIC, 5.50%, 05/15/2009
  1,175,000 New York City Municipal Water                              1,279,716
            Finance Authority Series A, MBIA,
            5.75%, 06/15/2009
  1,000,000 New York State Dormitory Authority,                        1,101,550
            City University Series A, AMBAC,
            5.75%, 07/01/2009
  2,000,000 New York State Dormitory Authority,                        2,220,440
            City University Second Series A, FSA,
            5.75%, 07/01/2009
  1,125,000 Nassau County, New York Combined                           1,267,031
            Sewer Districts Series A, AMBAC,
            6.00%, 07/01/2009
  1,495,000 MTA, New York Commuter Facilities                          1,702,536
            Revenue Series A, MBIA,
            6.10%, 07/01/2009
  1,550,000 Babylon, New York Waste Facilities,                        2,126,786
            FGIC, 9.00%, 08/01/2009
  1,000,000 Hempstead Town Industrial                                  1,042,720
            Development Agency, New York
            American Ref-Fuel Co. Project,
            MBIA, 5.00%, 12/01/2009
  1,090,000 Nassau County, New York Series G,                          1,171,031
            MBIA, 5.40%, 01/15/2010
  1,000,000 New York State Local Government                            1,049,920
            Assistance Corp. Series A, AMBAC,
            5.125%, 04/01/2010
  1,120,000 Nassau County, New York Combined                           1,215,782
            Sewer Districts Series A, AMBAC,
            5.50%, 07/01/2010
  1,000,000 New York State Dormitory Authority,                        1,133,910
            State University Series A, AMBAC,
            6.00%, 07/01/2010
  4,390,000 Port Authority of New York & New                           4,588,999
            Jersey Revenue, MBIA, AMT,
            5.25%, 09/01/2010
  7,355,000 Triborough Bridge & Tunnel                                 7,760,922
            Authority, New York Special
            Obligation Series A, FGIC,
            5.25%, 01/01/2011
  2,060,000 New York State Thruway Authority,                          2,179,130
            Highway & Bridge Trust Fund
            Series C, FGIC, 5.25%, 04/01/2011
  7,350,000 New York State Thruway Authority,                          7,937,559
            Highway & Bridge Trust Fund
            Series A, FGIC, 5.50%, 04/01/2011

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------

  2,585,000 Oneida-Herkimer, New York Solid                       $    2,753,309
            Waste Management Systems, FSA,
            5.50%, 04/01/2011
  3,940,000 MTA, New York Dedicated Tax                                4,553,537
            Series A, MBIA, 6.25%, 04/01/2011
  3,415,000 New York State Dormitory Authority,                        3,488,081
            New York University Series A, MBIA,
            5.00%, 07/01/2011
  1,000,000 New York State Dormitory Authority,                        1,054,960
            Ithaca College, AMBAC,
            5.25%, 07/01/2011
  1,085,000 New York State Dormitory Authority,                        1,140,444
            New York Medical College, MBIA,
            5.25%, 07/01/2011
  1,000,000 Nassau County, New York Series A,                          1,129,800
            AMBAC, 6.00%, 07/01/2011
  8,620,000 New York City Series G, MBIA,                              9,066,774
            5.25%, 08/01/2011
  1,320,000 New York City Series J, MBIA,                              1,390,937
            5.25%, 08/01/2011
  2,725,000 New York City Educational                                  2,878,227
            Construction Fund, MBIA,
            5.50%, 10/01/2011
  1,000,000 Nassau County, New York Series A,                          1,132,240
            FGIC, 6.00%, 07/01/2012
  1,630,000 Islip, New York Resource Recovery                          1,772,446
            Agency Revenue Series B, AMBAC,
            AMT, 6.125%, 07/01/2012
  6,940,000 New York City Series J, FGIC,                              7,316,426
            5.35%, 08/01/2012
  1,000,000 New York State Dormitory Authority,                        1,050,000
            Mental Health Services Facilities,
            MBIA, 5.25%, 08/15/2012
  1,850,000 New York State Dormitory Authority                         1,913,566
            Lease Revenue, Municipal Health
            Facilities Improvement Project-Series 1,
            FSA, 5.125%, 01/15/2013
  1,110,000 New York State Dormitory Authority,                        1,159,206
            Mental Health Services Facilities
            Improvement Series D,
            MBIA, 5.25%, 02/15/2013
  1,000,000 New York City Municipal Water                              1,128,380
            Finance Authority Series A, AMBAC,
            5.875%, 06/15/2013
  1,000,000 Nassau County, New York Series A,                          1,130,400
            FGIC, 6.00%, 07/01/2013
  8,000,000 Long Island Power Authority, New                           8,128,480
            York Electric Systems Revenue,
            MBIA, 5.00%, 04/01/2014
  1,000,000 New York State Urban Development                           1,028,430
            Corp., Community Enhancement
            Facilities, AMBAC, 5.125%, 04/01/2014
  8,090,000 MTA, New York Dedicated Tax Fund                           8,426,059
            Series A, FGIC, 5.25%, 04/01/2014

28    Sanford C. Bernstein Fund, Inc.--1999 Semiannual Report

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------

  8,575,000 New York State Thruway Authority,                     $    8,931,205
            Highway & Bridge Trust Fund
            Series B, FGIC, 5.25%, 04/01/2014
  1,260,000 New York City Series I, MBIA,                              1,271,705
            5.00%, 05/15/2014
  1,095,000 Clifton Park, New York Water                               1,106,465
            Authority, FGIC, 5.00%, 10/01/2014
  8,265,000 New York State Dormitory Authority,                        8,414,431
            Lease Revenue, Municipal Health
            Facilities Improvement Project-Series 1,
            FSA, 5.125%, 01/15/2015
  1,050,000 New York State Medical Care Facilities                     1,181,345
            Finance Authority, Mental Health
            Services, MBIA, 6.15%, 02/15/2015
  1,735,000 New York State Local Government                            1,751,604
            Assistance Corp. Series A, FGIC,
            5.00%, 04/01/2015
  1,355,000 Port Authority of New York & New                           1,373,279
            Jersey Consolidated-One Hundred
            Seventeenth Series, Secured
            Installments, FGIC, AMT,
            5.125%, 11/15/2015
 13,450,000 Long Island Power Authority, New                          13,575,219
            York Electric Systems Revenue
            General Series A, FSA,
            5.00%, 12/01/2015
  2,330,000 New York State Urban Development                           2,393,562
            Corp., Correctional Facilities
            Service Contract Series B, AMBAC,
            5.25%, 01/01/2016
  1,000,000 New York State Dormitory Authority,                        1,017,380
            North General Hospital Series G,
            MBIA, 5.20%, 02/15/2016
  3,580,000 New York City Municipal Water                              3,615,012
            Finance Authority Series A, FGIC,
            5.125%, 06/15/2017
  1,985,000 New York State Dormitory Authority,                        2,261,669
            New York State University Series A,
            MBIA, 6.00%, 07/01/2017
  8,165,000 Triborough Bridge & Tunnel                                 8,225,258
            Authority, New York Special
            Obligation Series A,
            MBIA, 5.125%, 01/01/2018
  3,060,000 New York State Dormitory Authority,                        3,480,077
            New York University Series A, MBIA,
            6.00%, 07/01/2018
  8,300,000 Long Island Power Authority, New                           8,258,334
            York Electric Systems Revenue,
            General Series A, FSA,
            5.00%, 12/01/2018
  3,520,000 New York State Dormitory Authority,                        4,023,043
            New York University Series A,
            MBIA, 6.00%, 07/01/2019
  1,365,000 New York State Dormitory Authority,                        1,515,041
            New York University Series A,
            MBIA, 5.75%, 07/01/2020

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------

  1,505,000 New York State Energy                                 $    1,587,023
            Research & Development
            Authority, Con Edison Facilities,
            AMBAC, 6.75%, 01/15/2027
                                                                ----------------
Total Insured (Cost $259,030,224)                                    265,837,286
                                                                ----------------
--------------------------------------------------------------------------------
TAX SUPPORTED:                                                            22.85%
--------------------------------------------------------------------------------
State General Obligations: 1.00%
  4,640,000 New York State,                                            4,711,503
            5.00%, 03/01/2000
  1,000,000 New York State Series D,                                   1,014,190
            4.50%, 07/15/2000
  1,670,000 New York State Series C,                                   1,697,605
            4.50%, 10/01/2000
  1,000,000 Puerto Rico Commonwealth,                                  1,063,470
            7.00%, 07/01/2001
                                                                ----------------
Total State General Obligations
(Cost $8,396,769)                                                      8,486,768
                                                                ----------------
Local General Obligations: 6.82%
  2,000,000 New York City Series B,                                    2,066,440
            7.40%, 02/01/2000
  2,550,000 Monroe County, New York,                                   2,588,836
            4.60%, 06/01/2000
  1,000,000 Orange County, New York,                                   1,017,120
            4.625%, 07/15/2000
  9,130,000 New York City Series L,                                    9,345,651
            5.25%, 08/01/2000
  1,000,000 New York City Series A,                                    1,032,560
            6.00%, 08/01/2000
    155,000 New York City Series D,                                      158,495
            7.875%, 08/01/2000
  1,050,000 Manhasset Union Free School                                1,115,467
            District, New York,
            7.30%, 01/01/2001
  3,005,000 New York City Series G,                                    3,089,561
            5.00%, 08/01/2001
  1,275,000 New York City Series L,                                    1,310,878
            5.00%, 08/01/2001
    615,000 New York City Series C,                                      660,498
            6.30%, 08/01/2002
  1,180,000 New York City Series D,                                    1,240,617
            5.40%, 02/15/2003
  1,015,000 New York City Series B,                                    1,125,564
            6.75%, 08/15/2003
  4,315,000 New York City Series B,                                    4,781,193
            7.50%, 02/01/2004
  1,000,000 Westchester County, New York,                              1,161,970
            7.10%, 12/01/2004
  1,000,000 New York City Series C,                                    1,069,950
            5.60%, 02/01/2005
  1,310,000 New York City Series G,                                    1,418,743
            5.75%, 02/01/2006
  1,000,000 New York City Series I,                                    1,112,020
            6.25%, 04/15/2006


                        Schedule of Investments--Municipal Bond Portfolios    29

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------

  1,300,000 Westchester County, New York                          $    1,521,741
            Series A, 6.75%, 02/01/2007
  7,575,000 New York City Series F,                                    8,133,353
            5.50%, 08/01/2007
  4,455,000 New York City Series B,                                    4,966,657
            6.30%, 08/15/2008
  2,600,000 Onondaga County, New York,                                 2,875,184
            5.70%, 04/01/2009
  2,040,000 Onondaga County, New York,                                 2,250,344
            5.70%, 04/01/2010
  1,000,000 Orange County, New York,                                   1,134,430
            6.00%, 11/15/2010
  2,600,000 Onondaga County, New York,                                 2,861,248
            5.70%, 04/01/2011
                                                                ----------------
Total Local General Obligations
(Cost $54,951,061)                                                    58,038,520
                                                                ----------------
Tax Lease: 8.66%

  1,550,000 New York State Urban Development                           1,566,105
            Corp., Correctional Facilities,
            5.00%, 01/01/2000
  1,000,000 New York State Certificates of                             1,006,560
            Participation, 4.375%, 02/01/2000
  3,055,000 New York State Thruway Authority                           3,103,422
            Service Contract Revenue,
            5.20%, 04/01/2000
    525,000 New York State Energy Research &                             537,353
            Development Authority, Western
            New York Nuclear Service Center
            Project, 6.00%, 04/01/2000
  5,380,000 New York State Certificates of                             5,449,187
            Participation, 4.50%, 09/01/2000
  1,000,000 New York State Urban Development                           1,021,270
            Corp., Correctional Facilities
            Series B, 5.00%, 01/01/2001
  1,900,000 New York State Dormitory Authority,                        1,944,916
            North General Hospital, Secured
            Hospital Program Series G,
            5.00%, 02/15/2001
  1,100,000 New York State Dormitory Authority,                        1,113,662
            Service Contract Community
            Enhancement Series B,
            4.375%, 04/01/2001 (Note C, p. 33)
  1,735,000 New York State Urban Development                           1,760,678
            Corp., Community Enhancement
            Facilities Series A, 4.50%, 04/01/2001
  3,505,000 MTA, New York Commuter Facilities                          3,622,663
            Service Contract Series O,
            5.25%, 07/01/2001
  1,920,000 MTA, New York Transit Facilities                           1,984,454
            Service Contract Series O,
            5.25%, 07/01/2001
  3,820,000 New York State Dormitory                                   3,936,625
            Authority, Jamaica Hospital
            Secured Hospital Program,
            5.00%, 02/15/2002

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------

  2,665,000 New York State Dormitory                              $    2,746,362
            Authority, Wyckoff Heights
            Hospital Secured Hospital Program,
            5.00%, 02/15/2002
  2,615,000 New York State Dormitory                                   2,661,024
            Authority, Service Contract
            Community Enhancement Series B,
            4.50%, 04/01/2002 (Note C, p. 33)
  2,700,000 New York State Urban Development                           2,747,520
            Corp., Community Enhancement
            Facilities Series A,
            4.50%, 04/01/2002
    720,000 New York State Medical Care                                  779,011
            Facilities Finance Authority,
            Mental Health Services Series F,
            6.20%, 02/15/2003
  2,000,000 New York State Thruway Authority                           2,142,780
            Service Contract,
            6.20%, 04/01/2003
  1,000,000 Puerto Rico Commonwealth Urban                             1,038,420
            Renewal & Housing Corp.,
            7.875%, 10/01/2004
  2,000,000 New York State Urban Development                           2,180,600
            Corp., Correctional Facilities
            Series 5, 6.00%, 01/01/2005
  1,165,000 MTA, New York Transit Facilities                           1,237,218
            Service Contract, 5.30%, 07/01/2005
  1,020,000 New York State Dormitory Authority,                        1,102,518
            City University Series A,
            5.70%, 07/01/2005
  1,780,000 New York State Dormitory Authority,                        1,924,002
            City University Series D,
            5.70%, 07/01/2005
  1,000,000 New York State Urban Development                           1,054,380
            Corp., Correctional Facilities
            Series 4, 5.25%, 01/01/2006
  1,645,000 MTA, New York Transit Facilities                           1,760,611
            Service Contract, 5.40%, 07/01/2006
  1,250,000 MTA, New York Transit Facilities                           1,342,450
            Service Contract, 5.45%, 07/01/2007
  3,510,000 New York State Dormitory Authority,                        3,829,094
            City University Series 2,
            5.75%, 07/01/2007
  2,980,000 New York State Dormitory Authority,                        3,420,653
            Mental Health Services,
            6.50%, 02/15/2008
  1,905,000 New York State Thruway Authority                           1,969,884
            Service Contract, 5.125%, 04/01/2008
  1,505,000 New York State Dormitory Authority,                        1,644,559
            Mental Health Services,
            5.70%, 02/15/2009
  1,505,000 New York State Dormitory Authority,                        1,735,942
            Mental Health Services,
            6.50%, 02/15/2009


30    Sanford C. Bernstein Fund, Inc.--1999 Semiannual Report

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------

  2,215,000 New York State Urban Development                      $    2,412,024
            Corp., Correctional Facilities
            Series A, 5.70%, 04/01/2009
  1,125,000 New York State Dormitory Authority,                        1,231,515
            City University Series A,
            5.75%, 07/01/2009
  1,490,000 Triborough Bridge & Tunnel Authority,                      1,680,318
            New York Convention Center Series E,
            6.00%, 01/01/2011
  1,000,000 New York State Dormitory Authority,                        1,039,100
            Westchester County Court Facilities,
            AMBAC, 5.125%, 08/01/2012
  3,890,000 New York State Dormitory Authority,                        3,996,430
            Westchester County Court Facilities,
            AMBAC, 5.25%, 08/01/2016
  1,000,000 New York State Dormitory Authority,                        1,023,140
            Westchester County Court Facilities,
            AMBAC, 5.25%, 08/01/2017
                                                                ----------------
Total Tax Lease (Cost $70,590,543)                                    73,746,450
                                                                ----------------

Special Tax: 6.37%
  5,880,000 MAC New York Series I,                                     5,998,364
            5.00%, 07/01/2000
  2,170,000 MAC New York Series M,                                     2,213,682
            5.00%, 07/01/2000
  3,940,000 MAC New York Series L,                                     4,031,132
            5.25%, 07/01/2000
  4,400,000 MAC New York Series E,                                     4,514,972
            5.50%, 07/01/2000
  3,720,000 MAC New York Series G,                                     3,817,204
            5.50%, 07/01/2000
  1,630,000 MAC New York Series H,                                     1,680,644
            5.00%, 07/01/2001
  1,000,000 MAC New York Series N,                                     1,031,070
            5.00%, 07/01/2001
  4,935,000 MAC New York Series E,                                     5,139,803
            5.50%, 07/01/2001
  3,035,000 New York State Local Government                            3,395,679
            Assistance Corp. Series A,
            6.00%, 04/01/2008
  2,440,000 MAC New York Series L,                                     2,745,317
            6.00%, 07/01/2008
  8,095,000 New York City Transitional Finance                         8,473,522
            Authority Second Series C,
            5.25%, 05/01/2012
  1,740,000 New York State Local Government                            1,807,147
            Assistance Corp. Series D,
            5.375%, 04/01/2014
  5,355,000 New York State Local Government                            5,973,181
            Assistance Corp. Series E,
            6.00%, 04/01/2014
  1,185,000 New York City Transitional Finance                         1,210,122
            Authority, Future Tax Second
            Series B, 5.125%, 11/01/2015

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------

  2,160,000 New York City Transitional Finance                    $    2,162,441
            Authority, Future Tax Second Series A,
            5.125%, 08/15/2021
                                                                ----------------
Total Special Tax (Cost $52,543,537)                                  54,194,280
                                                                ----------------
Total Tax Supported (Cost $186,481,910)                              194,466,018
--------------------------------------------------------------------------------
REVENUE:                                                                  12.84%
--------------------------------------------------------------------------------
Airport Revenue: 0.55%
  1,300,000 Denver City & County, Colorado                             1,431,664
            Airport Revenue Series B, AMT,
            7.25%, 11/15/2005
  1,495,000 New York City Industrial                                   1,612,462
            Development Agency, Special
            Facilities Revenue, Terminal One
            Group Association Limited
            Partnership Project, AMT,
            6.00%, 01/01/2007
    310,000 Denver City & County, Colorado                               348,034
            Airport Revenue Series A, AMT,
            8.875%, 11/15/2012
  1,000,000 Denver City & County, Colorado                             1,257,460
            Airport Revenue Series D, AMT,
            7.75%, 11/15/2013
                                                                ----------------
Total Airport Revenue (Cost $4,149,397)                                4,649,620
                                                                ----------------
Electric Revenue: 2.23%
  1,405,000 Virgin Islands Water & Power                               1,422,197
            Authority, Electric Systems Revenue,
            5.00%, 07/01/2000
  2,070,000 Long Island Power Authority,                               2,089,707
            New York Electric Systems
            General Revenue Series A,
            4.10%, 12/01/2000
  9,045,000 Long Island Power Authority,                               9,130,747
            New York Electric Systems
            General Revenue,
            4.25%, 04/01/2001
  1,595,000 Virgin Islands Water & Power                               1,623,901
            Authority, Electric Systems
            Revenue, 5.00%, 07/01/2001
  4,560,000 Long Island Power Authority, New                           4,700,083
            York Electric Systems General
            Revenue, 5.00%, 04/01/2002
                                                                ----------------
Total Electric Revenue (Cost $18,931,286)                             18,966,635
                                                                ----------------
Health Care Revenue: 0.51%
  1,410,000 New York State Medical Care                                1,511,379
            Facilities Finance Authority,
            Hospital & Nursing Home Insured
            Mortgage, FHA, 5.875%, 02/15/2005
  1,000,000 New York State Dormitory                                   1,063,250
            Authority, St. John's Nursing
            Home, FHA, 5.35%, 02/01/2006


                        Schedule of Investments--Municipal Bond Portfolios    31

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------

  1,720,000 New York State Medical Care                           $    1,809,130
            Facilities Finance Agency,
            Hospital & Nursing Home Insured
            Mortgage Series A, FHA,
            6.125%, 02/15/2014
                                                                ----------------
Total Health Care Revenue (Cost $4,129,301)                           4,383,759
                                                                ----------------
Higher Education Revenue: 0.66%

    705,000 Cattaraugus County, New York                                 711,944
            Industrial Development Agency
            Civic Facility Revenue, St.
            Bonaventure University Project
            Series B, 4.50%, 09/15/2000
  1,000,000 New York State Dormitory                                   1,033,250
            Authority, Columbia University,
            5.00%, 07/01/2001
  1,000,000 New York State Dormitory                                   1,102,480
            Authority, Columbia University,
            5.625%, 07/01/2006
  1,290,000 New York State Dormitory                                   1,434,558
            Authority, Columbia University,
            5.75%, 07/01/2007
  1,250,000 New York State Dormitory                                   1,342,075
            Authority, Columbia University,
            5.375%, 07/01/2011
                                                                ----------------
Total Higher Education Revenue
(Cost $5,294,072)                                                      5,624,307
                                                                ----------------
Toll Revenue: 3.43%
  8,855,000 Triborough Bridge & Tunnel Authority,                      8,976,048
            New York Toll Revenue Series A,
            5.00%, 01/01/2000
    725,000 Triborough Bridge & Tunnel Authority,                        796,855
            New York Toll Revenue Series Y,
            5.80%, 01/01/2006
  3,105,000 Triborough Bridge & Tunnel Authority,                      3,686,007
            New York Toll Revenue
            Series X, 6.60%, 01/01/2010
  1,000,000 New York State Thruway Authority,                          1,055,190
            General Revenue Series E,
            5.25%, 01/01/2011
  2,370,000 Triborough Bridge & Tunnel Authority,                      2,394,743
            New York Toll Revenue
            Series A, 5.00%, 01/01/2012
  1,960,000 Triborough Bridge & Tunnel                                 2,228,657
            Authority, New York Toll Revenue
            Series Y, 6.00%, 01/01/2012
  9,370,000 Triborough Bridge & Tunnel                                10,041,735
            Authority, New York Toll Revenue,
            General Purpose Series Y,
            5.50%, 01/01/2017
                                                                ----------------
Total Toll Revenue (Cost $28,401,732)                                 29,179,235
                                                                ----------------

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------

Water/Sewer Revenue: 4.77%
  1,345,000 New York City Municipal Water                         $    1,436,944
            Finance Authority Series A,
            6.60%, 06/15/2002
  2,510,000 New York State Environmental Facilities                    2,740,443
            Corp., Pooled Loan, Pollution Control
            Revenue, State Revolving Fund
            Series 92-B, 6.25%, 09/15/2005
  2,510,000 New York State Environmental                               2,748,450
            Facilities Corp., Pooled Loan,
            Pollution Control Revenue, State
            Revolving Fund Series 92-B,
            6.35%, 09/15/2006
  1,000,000 Ulster County Resource Recovery                            1,062,290
            Agency, New York Solid Waste
            System, 5.90%, 03/01/2007
  1,000,000 New York State Environmental                               1,091,610
            Facilities Corp., Pollution
            Control Revenue, State Revolving
            Fund, New York City Municipal
            Water Finance Authority Series 94-A,
            5.75%, 06/15/2007
  1,885,000 New York State Environmental                               2,129,145
            Facilities Corp., Pollution
            Control Revenue, State Revolving
            Fund, New York City Municipal
            Water Finance Authority Series 97-D,
            6.00%, 06/15/2007
  2,975,000 New York State Environmental                               3,169,119
            Facilities Corp., Pooled Loan,
            Pollution Control Revenue, State
            Revolving Fund Series 95-A,
            5.20%, 05/15/2008
  3,085,000 New York State Environmental                               3,296,353
            Facilities Corp., Pooled Loan,
            Pollution Control Revenue, State
            Revolving Fund Series 95-A,
            5.30%, 05/15/2009
  1,485,000 New York City Municipal Water                              1,675,748
            Finance Authority Series A,
            6.00%, 06/15/2009
    780,000 New York State Environmental                                 835,419
            Facilities Corp., Pooled Loan,
            Pollution Control Revenue, State
            Revolving Fund Series 95-A,
            5.40%, 05/15/2010
  3,865,000 New York State Environmental                               4,009,242
            Facilities Corp., Pooled Loan,
            Pollution Control Revenue, State
            Revolving Fund Series 96-A,
            4.95%, 06/15/2010
  3,800,000 New York State Environmental                               4,042,554
            Facilities Corp., Pooled Loan,
            Pollution Control Revenue, State
            Revolving Fund, New York City
            Municipal Water Finance Authority
            Series 95-B, 5.50%, 06/15/2010


32    Sanford C. Bernstein Fund, Inc.--1999 Semiannual Report

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------

  1,000,000 New York City Municipal Water                         $    1,128,800
            Finance Authority Series A,
            6.00%, 06/15/2010
  4,680,000 New York State Environmental                               5,224,003
            Facilities Corp., Pollution
            Control Revenue, State Revolving
            Fund, New York City Municipal
            Water Finance Authority Series
            94-A, 5.75%, 06/15/2011
  1,000,000 New York State Environmental                               1,063,580
            Facilities Corp. Pollution
            Control Revenue, Water Revolving
            Fund Series A, 7.50%, 06/15/2012
  2,380,000 New York State Environmental                               2,472,868
            Facilities Corp., Huntington
            Project Series A, AMT,
            7.50%, 10/01/2012
  1,015,000 New York State Environmental                               1,039,512
            Facilities Corp., Pooled Loan,
            Pollution Control Revenue, State
            Revolving Fund Series 96-A,
            5.20%, 12/15/2015
  1,440,000 New York State Environmental                               1,452,442
            Facilities Corp., Clean Drinking
            Water, Revolving Funds Pooled
            Lien Series D, 5.15%, 10/15/2019
                                                                ----------------
Total Water/Sewer Revenue
(Cost $37,995,739)                                                    40,618,522
                                                                ----------------
Miscellaneous Revenue: 0.69%
  1,000,000 Port Authority of New York & New                           1,017,490
            Jersey, Consolidated-One Hundred
            Twelfth Series, 4.50%, 12/01/2000
  3,495,000 Battery Park City Authority, New                           3,806,999
            York Revenue, 6.00%, 11/01/2003
  1,000,000 Port Authority of New York & New                           1,029,580
            Jersey Revenue, 5.125%, 11/15/2011
                                                                ----------------
Total Miscellaneous Revenue (Cost $5,600,842)                          5,854,069
                                                                ----------------

Total Revenue (Cost $104,502,369)                                    109,276,147
                                                                ----------------
--------------------------------------------------------------------------------
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $819,648,497)              99.03%         $  842,951,278
(Note D, below)
Cash and Other Assets, Less Liabilities             0.97               8,286,557
                                                  ------          --------------
Net Assets (Equivalent to $13.76
per share based on 61,877,361
shares of capital stock outstanding)              100.00%         $  851,237,835
                                                  ======          ==============

(A)Explanation of abbreviations:
   Insured-bond abbreviations:
   AMBAC-AMBAC Indemnity Corporation
   Connie Lee-Connie Lee Insurance Company
   FGIC-Financial Guaranty Insurance Company
   FSA-Financial Security Assurance, Inc.
   MBIA-Municipal Bond Investors Assurance Corporation
   Other Abbreviations:
   AMT-Subject to Alternative Minimum Tax
   FHA-Federal Housing Administration
(B)$4,750,000 principal amount segregated as collateral for when-issued securities
(C)When-issued security
(D)At March 31, 1999, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.



                        Schedule of Investments--Municipal Bond Portfolios    33

--------------------------------------------------------------------------------

                        Sanford C. Bernstein Fund, Inc.
                            Schedule of Investments
                            Bernstein Short Duration
                        Diversified Municipal Portfolio
                           March 31, 1999 (Unaudited)

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value*
--------------------------------------------------------------------------------
COMMERCIAL PAPER:                                                          3.70%
--------------------------------------------------------------------------------
  6,530,000 Prudential Funding Corp.,                             $    6,530,000
            Discount rate 5.05%, 04/01/1999
                                                                ----------------
Total Commercial Paper (Cost $6,530,000)                               6,530,000
--------------------------------------------------------------------------------
U.S. TREASURY NOTE:                                                        1.73%
--------------------------------------------------------------------------------
  3,000,000 6.375%, 05/15/2000 (Note A, p. 37)                         3,046,860
                                                                ----------------
Total U.S. Treasury Note (Cost $3,039,633)                             3,046,860
--------------------------------------------------------------------------------
PREREFUNDED/ESCROWED:                                                     14.26%
--------------------------------------------------------------------------------
     20,000 District of Columbia Series A,                                20,044
            4.70%, 06/01/1999,
            Escrowed to Maturity
  1,000,000 Massachusetts Water Resources                              1,059,590
            Authority Series A,
            7.375%, 04/01/2003,
            Prerefunded 04/01/2000 @102
  1,375,000 Massachusetts Water Resources                              1,460,937
            Authority Series A,
            7.625%, 04/01/2014,
            Prerefunded 04/01/2000 @102
  1,120,000 Pennsylvania State Series A,                               1,180,603
            7.00%, 05/01/2003,
            Prerefunded 05/01/2000 @101.50
  2,090,000 New York State Dormitory                                   2,219,329
            Authority, State University
            Series B, 7.25%, 05/15/2015,
            Prerefunded 05/15/2000 @102
  5,170,000 Pennsylvania Intergovernmental                             5,331,511
            Cooperation Authority, Special
            Tax Revenue, FGIC,
            6.00%, 06/15/2000,
            Escrowed to Maturity
  1,615,000 Scottsdale, Arizona,                                       1,714,742
            6.90%, 07/01/2008,
            Prerefunded 07/01/2000 @102
  2,100,000 Jacksonville Transportation                               2,241,666
            Authority, Florida,
            7.375%, 07/01/2020,
            Prerefunded 07/01/2000 @102
  2,115,000 Sedona, Arizona Sewer Revenue                              2,260,851
            Series A, 7.50%, 07/01/2020,
            Prerefunded 07/01/2000 @102
  1,100,000 New York State Medical Care                                1,186,515
            Facilities Finance Agency,
            7.875%, 08/15/2020,
            Prerefunded 08/15/2000 @102


*See Note 1, page 22 in Notes to Financial Statements.

--------------------------------------------------------------------------------
Principal
Amount             Description                                      Market Value
--------------------------------------------------------------------------------
  1,500,000 Houston, Texas Water & Sewer                             $ 1,625,190
            Systems Revenue, MBIA,
            7.40%, 12/01/2018,
            Prerefunded 12/01/2000 @102
  1,000,000 Washington State Public Power                              1,082,590
            Supply, Nuclear Project Number 2
            Series C, 7.375%, 07/01/2011,
            Prerefunded 01/01/2001 @102
  1,000,000 New York State Local Assistance                            1,089,000
            Corp. Series B, 7.25%, 04/01/2005,
            Prerefunded 04/01/2001 @102
  2,450,000 New York State Local Government                            2,668,050
            Assistance Corp. Series A,
            7.25%, 04/01/2018,
            Prerefunded 04/01/2001 @102                         ----------------

Total Prerefunded/Escrowed (Cost $25,083,965)                         25,140,618
                                                                ----------------
--------------------------------------------------------------------------------
INSURED:                                                                  28.70%
--------------------------------------------------------------------------------
    885,000 Belmont County, Ohio Health                                  890,832
            Systems Revenue, East Ohio
            Regional Hospital, ACA,
            4.20%, 01/01/2000
  2,000,000 Mansfield Independent School                               2,056,200
            District, Texas, PSF Guaranteed,
            6.50%, 02/15/2000
  1,785,000 Butler County Transportation                               1,812,507
            Improvement District, Ohio Series A,
            FSA, 4.75%, 04/01/2000
  1,640,000 Ohio State Water Development                               1,676,687
            Authority Revenue, MBIA,
            5.40%, 06/01/2000
  1,625,000 Clark County School District,                              1,684,589
            Nevada, FGIC, 6.50%, 06/15/2000
  2,825,000 Inland Protection Financing                                2,882,574
            Corp., Florida Special Obligation
            Revenue, FSA, 5.00%, 07/01/2000
  2,340,000 New Jersey Economic Development                            2,391,199
            Authority, Senior Lien Series A,
            MBIA, 5.125%, 07/01/2000
  1,625,000 Worcester, Massachusetts, MBIA,                            1,665,934
            5.25%, 08/01/2000
  1,770,000 Washington State Health Care                               1,802,338
            Facilities Authority Revenue,
            Virginia Mason Medical Center
            Series A, MBIA, 4.75%, 08/15/2000
  2,065,000 South Carolina Transportation                              2,108,675
            Infrastructure Revenue Series A,
            MBIA, 4.75%, 10/01/2000
  1,000,000 North East Independent School                              1,038,100
            District, Texas, PSF Guaranteed,
            6.00%, 10/01/2000
  6,100,000 Ohio State Public Facilities                               6,182,411
            Commission, Higher Education
            Capital Facilities Series 2-A,
            AMBAC, 4.25%, 12/01/2000



34    Sanford C. Bernstein Fund, Inc.--1999 Semiannual Report

--------------------------------------------------------------------------------
Principal
Amount             Description                                      Market Value
--------------------------------------------------------------------------------

  5,000,000 Carrollton & Henderson Public                           $  5,081,600
            Energy Authority, Kentucky Trust
            Series A, FSA, 4.50%, 01/01/2001
  1,000,000 Jefferson County Board of                                  1,017,800
            Education, Alabama School
            Refunding Series A, FSA,
            4.50%, 02/15/2001
  1,790,000 Knox County, Ohio Hospital                                 1,802,798
            Facilities Revenue, Knox
            Community Hospital, Asset
            Guaranty, 4.00%, 06/01/2001
  1,000,000 Washoe County School District,                             1,014,350
            Nevada, FGIC, 4.25%, 06/01/2001
  4,000,000 New Jersey State Transit Corp.                             4,139,160
            Certificates Series A, AMBAC,
            5.00%, 09/15/2001
            (Note C, p. 37)
  1,650,000 Massachusetts State Housing                                1,651,138
            Finance Agency, Construction Loan
            Notes Series A, FSA, AMT,
            4.10%, 03/01/2002
  2,335,000 Chicago, Illinois O'Hare                                   2,452,380
            International Airport Revenue
            Series A, MBIA, 7.625%, 01/01/2010
  3,160,000 St. Charles Parish, Louisiana                              3,274,708
            Pollution Control Revenue,
            Louisiana Power & Light Co.
            Project, ACA, 8.15%, 06/01/2014
  1,565,000 Ware, Massachusetts, FGIC,                                 1,634,470
            5.25%, 12/15/2014
  2,245,000 Detroit City School District,                              2,347,462
            Michigan Series B, FGIC,
            5.375%, 05/01/2015                                  ----------------

Total Insured (Cost $50,375,195)                                      50,607,912
                                                                ----------------
--------------------------------------------------------------------------------
TAX SUPPORTED:                                                            36.33%
--------------------------------------------------------------------------------
State General Obligations: 10.31%
  1,060,000 Maryland State First Series,                               1,062,226
            6.50%, 05/15/1999
  1,500,000 District of Columbia Series B,                             1,502,385
            4.50%, 06/01/1999
    350,000 District of Columbia Series A-3,                             350,770
            4.70%, 06/01/1999
  1,000,000 Washington State Series B,                                 1,020,520
            6.00%, 01/01/2000
  2,950,000 Tennessee State Series A,                                  3,003,749
            5.00%, 05/01/2000
  2,750,000 Maryland State Third Series,                               2,864,318
            6.60%, 07/15/2000
  3,475,000 Illinois State,                                            3,507,248
            4.00%, 03/01/2001
  1,000,000 Maryland State First Series,                               1,028,440
            6.60%, 03/01/2001
  1,000,000 Florida State Board of Education                           1,021,360
            Capital Outlay, Public Education
            Series B, 4.50%, 06/01/2001

--------------------------------------------------------------------------------
Principal
Amount             Description                                      Market Value
--------------------------------------------------------------------------------
  1,625,000 Illinois State,                                         $  1,673,100
            6.40%, 08/01/2001
  1,100,000 Florida State Board of Education                           1,138,236
            Capital Outlay, Public Education
            Series C, 5.125%, 06/01/2013                        ----------------

Total State General Obligations
(Cost $18,106,190)                                                    18,172,352
                                                                ----------------
Local General Obligations: 11.43%
  1,055,000 Detroit, Michigan Series A,                                1,055,000
            4.60%, 04/01/1999
  1,435,000 Chesterfield County, Virginia                              1,449,450
            Public Improvement Series A,
            4.50%, 01/01/2000
  1,105,000 Dallas, Texas,                                             1,127,719
            5.50%, 02/15/2000
  1,000,000 Phoenix, Arizona,                                          1,031,800
            5.90%, 07/01/2000
  1,950,000 Chesterfield County, Virginia,                             2,007,389
            5.65%, 07/15/2000
  3,000,000 Boston, Massachusetts Series C,                            3,034,110
            4.00%, 11/01/2000
  2,000,000 Charleston County School                                   2,017,040
            District, South Carolina,
            4.00%, 02/01/2001
  2,135,000 North Harris Montgomery Community                          2,188,161
            College District, Texas,
            5.00%, 02/15/2001
            (Note D, p. 37)
  3,470,000 Richmond County Board of                                   3,534,507
            Education, Georgia,
            4.50%, 03/01/2001
  1,150,000 Fairfax County, Virginia Series B,                         1,169,700
            5.50%, 05/01/2001
  1,000,000 Columbus, Ohio Limited Tax Series 1,                       1,016,710
            4.25%, 06/15/2001
    500,000 New York City Series G,                                      530,710
            5.70%, 02/01/2003                                   ----------------

Total Local General Obligations
(Cost $20,073,962)                                                    20,162,296
                                                                ----------------
Tax Lease: 10.73%
  2,200,000 New York State Thruway Authority,                          2,234,870
            Service Contract Revenue,
            5.20%, 04/01/2000
  3,930,000 Virginia State Public School                               4,004,866
            Authority, School Financing
            Series B, 4.75%, 08/01/2000
  2,740,000 Ohio State Building Authority,                             2,808,199
            Arts Facilities Building Fund
            Series A, 5.00%, 10/01/2000
            (Note D, p. 37)
  1,545,000 Michigan State Building                                    1,603,864
            Authority, Facilities Program
            Series 1, 6.00%, 10/01/2000



                           Schedule of Investments--Municipal Bond Portfolios 35

--------------------------------------------------------------------------------
Principal
Amount             Description                                      Market Value
--------------------------------------------------------------------------------
  2,500,000 Michigan State Building Authority,                 $       2,560,800
            Facilities Program Series 2,
            5.00%, 10/15/2000
  1,170,000 Virginia State Public School                               1,184,262
            Authority, School Equipment
            Financing Notes Issue 5,
            4.05%, 04/01/2001
  2,215,000 Ohio State Special Obligation,                             2,255,845
            Elementary & Secondary Education
            Capital Facilities Series A,
            4.50%, 06/01/2001
  2,180,000 Cleveland, Ohio Certificates of                            2,259,178
            Participation, Motorized Vehicles
            & Equipment, 7.10%, 07/01/2002
                                                                ----------------

Total Tax Lease (Cost $18,871,531)                                    18,911,884
                                                                ----------------
Special Tax: 3.86%
  1,000,000 Detroit Local Development Finance                          1,003,290
            Authority, Michigan Subordinated
            Tax Increment Series A,
            4.35%, 05/01/2000
  1,000,000 New Jersey State Transportation                            1,019,070
            Trust Fund, Transportation Systems
            Series A, 5.00%, 06/15/2000
  3,700,000 Arizona State Transportation                               3,750,949
            Board Excise Tax Revenue,
            4.50%, 07/01/2000
  1,000,000 Louisiana State Gas & Fuels Tax                            1,040,480
            Revenue Series A,
            7.25%, 11/15/2004
                                                                ----------------

Total Special Tax (Cost $6,782,857)                                    6,813,789
                                                                ----------------

Total Tax Supported (Cost $63,834,540)                                64,060,321
                                                                ----------------
--------------------------------------------------------------------------------
REVENUE:                                                                  16.46%
--------------------------------------------------------------------------------
Airport Revenue: 1.06%
  1,830,000 Denver City & County, Colorado                             1,867,570
            Airport Revenue Series A,
            7.00%, 11/15/1999                                   ----------------

Total Airport Revenue (Cost $1,860,656)                                1,867,570
                                                                ----------------

Electric Revenue: 0.96%
  1,655,000 Grand River Dam Authority,                                 1,686,064
            Oklahoma Revenue,
            5.20%, 06/01/2000
                                                                ----------------

Total Electric Revenue (Cost $1,690,714)                               1,686,064
                                                                ----------------

Health Care Revenue: 4.19%
  1,650,000 Pennsylvania Economic Development                          1,651,122
            Financing Authority Revenue,
            Northwestern Human Services
            Series A, 4.15%, 06/01/1999
    725,000 Franklin County, Ohio Healthcare                             725,768
            Facilities Revenue, Ohio
            Presbyterian Services,
            4.40%, 07/01/1999

--------------------------------------------------------------------------------
Principal
Amount             Description                                      Market Value
--------------------------------------------------------------------------------
    525,000 Hawaii State Department of Budget                    $       526,360
            & Finance, Wilcox Memorial
            Hospital Project, 4.70%, 07/01/1999
    365,000 Garden City Hospital Finance                                 366,205
            Authority, Michigan, 4.75%, 09/01/1999
  1,000,000 Bell County, Texas Health Facilities,                      1,016,610
            Scott & White Memorial Hospital,
            7.40%, 09/01/1999
  1,980,000 Montgomery County, Ohio Hospital                           1,973,585
            Revenue, Grandview Hospital &
            Medical Center, 5.00%, 12/01/1999
  1,100,000 Michigan Hospital Finance Authority                        1,139,380
            Revenue, Saginaw General Hospital,
            7.625%, 10/01/2019


                                                                ----------------

Total Health Care Revenue (Cost $7,400,056)                            7,399,030
                                                                ----------------

Water/Sewer Revenue: 5.51%
  2,075,000 Virgin Islands Water & Power                               2,078,216
            Authority Electric Systems
            Revenue, 4.25%, 07/01/1999
  3,550,000 Texas Water Resources Finance                              3,600,091
            Authority Revenue,
            7.40%, 08/15/2000
  4,000,000 Wisconsin Rural Water Construction                         4,034,040
            Loan, Bond Anticipation Notes,
            4.25%, 09/15/2000
                                                                ----------------
Total Water/Sewer Revenue (Cost $9,703,544)                            9,712,347
                                                                ----------------

Miscellaneous Revenue: 3.12%
  5,000,000 Municipal Tax Exempt Trust,                                5,005,400
            Certificate Class A-2, MBIA,
            3.60%, 07/06/2001
    500,000 Douglas County, Nebraska Zoo                                 500,855
            Facilities Revenue, Henry Doorly
            Zoo Aquarium Project,
            6.00%, 06/01/2003
                                                                ----------------
Total Miscellaneous Revenue (Cost $5,502,084)                          5,506,255
                                                                ----------------
Industrial Development/Pollution
Control Revenue: 1.62%
  1,000,000 St. Charles Parish, Louisiana                              1,035,520
            Pollution Control Revenue,
            Louisiana Power & Light Co.
            Project, 8.25%, 06/01/2014
  1,760,000 Oconee County, South Carolina                              1,816,830
            Pollution Control Revenue, Duke
            Power Co. Project Series 1987A,
            7.50%, 02/01/2017
                                                                ----------------

Total Industrial Development/Pollution
Control Revenue (Cost $2,848,628)                                      2,852,350
                                                                ----------------
Total Revenue (Cost $29,005,682)                                      29,023,616
                                                                ----------------

36    Sanford C. Bernstein Fund, Inc.--1999 Semiannual Report

--------------------------------------------------------------------------------
Principal
Amount             Description                                      Market Value
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES:                                                   5.33%
--------------------------------------------------------------------------------
Housing: 4.32%
  4,210,000 Florida Housing Finance Agency,                        $   4,215,852
            Floating Rate Multi-Family Revenue
            Series J, 4.85%, 12/01/2005
  1,000,000 Massachusetts Housing Finance                              1,056,250
            Agency, Single Family Series 38,
            AMT, 7.20%, 12/01/2026
  2,230,000 District of Columbia Housing                               2,354,322
            Finance Agency Mortgage Revenue,
            Single Family Series A, AMT,
            6.75%, 06/01/2028
                                                                ----------------

Total Housing (Cost $7,618,801)                                        7,626,424
                                                                ----------------
Student Loan: 1.01%
  1,725,000 New England Education Loan                                 1,784,789
            Marketing Corp., Massachusetts
            Student Loan Revenue Issue D,
            6.20%, 09/01/2000
                                                                ----------------

Total Student Loan (Cost $1,785,390)                                   1,784,789
                                                                ----------------

Total Asset-Backed Securities
(Cost $9,404,191)                                                      9,411,213
                                                                ----------------
--------------------------------------------------------------------------------
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $187,273,206)            106.51%      $187,820,540
(Note E, below)
Cash and Other Assets, Less Liabilities           (6.51)      (11,487,225)
                                                 -------      ------------
Net Assets (Equivalent to $12.57
per share based on 14,027,111
shares of capital stock outstanding)             100.00%      $176,333,315
                                                 =======      ============
--------------------------------------------------------------------------------
(A) $2,600,000 principal amount segregated as collateral for when-issued security
(B) Explanation of abbreviations:
    Insured-bond abbreviations:
    ACA-ACA Financial Guaranty Corporation
    AMBAC-AMBAC Indemnity Corporation
    FGIC-Financial Guaranty Insurance Company
    FSA-Financial Security Assurance, Inc.
    MBIA-Municipal Bond Investors Assurance Corporation
    PSF Guaranteed-(Texas) Permanent School Funds
    Other Abbreviations:
    AMT-Subject to Alternative Minimum Tax
(C) $3,900,000 principal amount segregated as collateral for when-issued security
(D) When-issued security
(E) At March 31, 1999, the cost basis of investment securities owned was substantially identical for both book and tax.

--------------------------------------------------------------------------------
(F) Allocation of Portfolio net assets at March 31, 1999:
    Alabama                                       0.58%
    Arizona                                       4.97
    Colorado                                      1.06
    Florida                                       6.52
    Georgia                                       2.00
    Hawaii                                        0.30
    Illinois                                      4.33
    Kentucky                                      2.88
    Louisiana                                     3.03
    Maryland                                      2.81
    Massachusetts                                 7.57
    Michigan                                      5.71
    Nebraska                                      0.28
    Nevada                                        1.53
    New Jersey                                    4.28
    New York                                      5.63
    Ohio                                         13.27
    Oklahoma                                      0.96
    Pennsylvania                                  4.63
    South Carolina                                3.37
    Tennessee                                     1.70
    Texas                                         7.18
    Virginia                                      5.57
    Washington                                    2.21
    Wisconsin                                     2.29
    District of Columbia                          2.40
    Virgin Islands                                1.18
    Tax-Exempt Private Municipal Trust            2.84
    U.S. Treasury Obligations                     1.73
    Commercial Paper                              3.70
    Cash and Other Assets, Less Liabilities      (6.51)
                                               --------

   Total                                        100.00%
                                               ========


See Notes to Financial Statements.


                           Schedule of Investments--Municipal Bond Portfolios 37

                        Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                            Bernstein Short Duration
                         California Municipal Portfolio
                           March 31, 1999 (Unaudited)

Principal
Amount             Description                                     Market Value*
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS:                                                    0.75%
--------------------------------------------------------------------------------
Repurchase Agreement: 0.12%
    119,000 State Street Bank & Trust Co.,                         $     119,000
            Repurchase Agreement, dated
            03/31/1999, 4.50%, maturing
            04/01/1999 for $119,015, collateral
            115,000 principal amount U.S.
            Treasury Bond, 6.375%,
            08/15/2027, value $124,056
                                                                ----------------
Total Repurchase Agreement (Cost $119,000)                               119,000
                                                                ----------------
Tax Exempt Variable-Rate Demand Note: 0.63%
    600,000 Orange County Water District,                                600,000
            California Certificates of
            Participation, Daily Floater,
            Putable Daily, 2.95%, 08/18/2015
                                                                ----------------
Total Tax Exempt Variable-Rate Demand Note
(Cost $600,000)                                                          600,000
                                                                ----------------

Total Short-Term Investments (Cost $719,000)                             719,000
                                                                ----------------

--------------------------------------------------------------------------------
U.S. TREASURY NOTE:                                                        5.10%
--------------------------------------------------------------------------------
  4,800,000 6.375%, 05/15/2000 (Note A, p. 40)                         4,873,502
                                                                ----------------

Total U.S. Treasury Note (Cost $4,863,681)                             4,873,502
                                                                ----------------
--------------------------------------------------------------------------------
PREREFUNDED/ESCROWED:                                                     28.89%
--------------------------------------------------------------------------------
  2,955,000 Stockton-East Water District,                              3,136,437
            California Certificates of
            Participation, 1990 Project
            Series A, AMBAC,
            7.30%, 04/01/2020,
            Prerefunded 04/01/2000 @102
  1,835,000 Northern California Transmission                           1,939,301
            Agency Revenue Series A, MBIA,
            7.00%, 05/01/2024,
            Prerefunded 05/01/2000 @101.50
  1,000,000 California Health Facilities                               1,066,350
            Financing Authority, Health
            Dimensions Series A,
            7.50%, 05/01/2015,
            Prerefunded 05/01/2000 @102
  3,000,000 California State Department of                             3,171,300
            Water Resources, Central Valley
            Project, Water Systems Series I,
            6.95%, 12/01/2025,
            Prerefunded 06/01/2000 @101.50

--------------------------------------------------------------------------------
Principal
Amount             Description                                      Market Value
--------------------------------------------------------------------------------

  1,000,000 Southern California Public Power                       $   1,028,830
            Authority, Power Project Revenue,
            5.50%, 07/01/2020,
            Prerefunded 07/01/2000 @100
  1,345,000 Puerto Rico Commonwealth,                                  1,442,687
            7.70%, 07/01/2020,
            Prerefunded 07/01/2000 @102
  1,000,000 Puerto Rico Commonwealth Highway                           1,076,240
            Authority, Highway Revenue Series Q,
            8.00%, 07/01/2018,
            Prerefunded 07/01/2000 @102
  3,000,000 Castaic Lake Water Agency,                                 3,218,970
            California Certificates of
            Participation, Water Systems
            Improvement Project,
            7.35%, 08/01/2020,
            Prerefunded 08/01/2000 @102
  2,700,000 Los Angeles County, California                             2,874,744
            Certificates of Participation,
            Correctional Facilities Project,
            6.50%, 09/01/2013,
            Prerefunded 09/01/2000 @102
  2,850,000 California State Public Works                              3,053,861
            Board Lease Revenue, Department
            of Corrections State Prison
            Series A, 7.00%, 09/01/2009,
            Prerefunded 09/01/2000 @102
  1,950,000 Virgin Islands Public Financing                            2,051,088
            Authority Revenue, Matching Fund
            Loan Notes Series A,
            6.80%, 10/01/2000,
            Escrowed to Maturity
  1,000,000 Los Angeles, California Wastewater                         1,075,680
            System Revenue Series D, MBIA,
            6.70%, 12/01/2021,
            Prerefunded 12/01/2000 @102
  2,270,000 Los Angeles County Transportation                          2,484,220
            Commission, California Sales Tax
            Revenue Series A, 6.90%, 07/01/2021,
            Prerefunded 07/01/2001 @102
                                                                ----------------

Total Prerefunded/Escrowed (Cost $27,572,129)                         27,619,708
                                                                ----------------
--------------------------------------------------------------------------------
INSURED:                                                                  38.07%
--------------------------------------------------------------------------------
  1,000,000 San Diego County, California                               1,007,490
            Certificates of Participation,
            Downtown Courthouse, AMBAC,
            4.00%, 05/01/2000
  1,000,000 Pasadena Unified School District,                          1,015,300
            California Series A, FGIC,
            4.75%, 05/01/2000
  1,020,000 California Health Facilities                               1,040,920
            Authority, Valley Presbyterian
            Hospital, MBIA, 5.25%, 05/01/2000


*See Note 1, page 22 in Notes to Financial Statements.


38 Sanford C. Bernstein Fund, Inc.--1999 Semiannual Report

--------------------------------------------------------------------------------
Principal
Amount             Description                                      Market Value
--------------------------------------------------------------------------------
  4,495,000 San Mateo County Transportation                       $    4,533,702
            District, California Series A,
            MBIA, 4.00%, 06/01/2000
  1,940,000 Modesto Irrigation District,                               1,962,523
            California Certificates of
            Participation, Capital
            Improvements Series A, AMBAC,
            4.25%, 07/01/2000
  3,600,000 Central Valley Financing Authority,                        3,654,792
            California Cogeneration Project
            Revenue, Carson Ice
            Generation Project,
            MBIA, 4.50%, 07/01/2000
  3,500,000 Southern California Public Power                           3,553,270
            Authority, Transmission Project
            Revenue, Subordinated Southern
            Transmission Project Series A,
            MBIA, 4.50%, 07/01/2000
  1,000,000 Sierra View Local Health Care                              1,015,190
            District, California Revenue, ACA,
            4.75%, 07/01/2000
  1,000,000 Pasadena California Electric                               1,019,440
            Revenue, MBIA, 4.75%, 08/01/2000
  1,005,000 San Jose Redevelopment Agency,                             1,024,537
            California Tax Allocation, Merged
            Area Redevelopment Project, AMBAC,
            4.75%, 08/01/2000
  1,325,000 Northern California Power Agency                           1,342,251
            Revenue, Combustion Turbine
            Number 1-A, AMBAC,
            4.25%, 08/15/2000
  2,780,000 Los Angeles Municipal Improvement                          2,807,828
            Corp., California Special Tax
            Lease Revenue, Police Emergency
            Series E, AMBAC, 4.00%, 09/01/2000
            (Note C, p. 40)
  1,100,000 Antioch Public Financing Authority,                        1,113,761
            California Reassessment Revenue
            Series A, AMBAC, 4.20%, 09/02/2000
  1,010,000 California Health Facilities Financing                     1,020,464
            Authority Revenue, Little Company of
            Mary Health Services, AMBAC,
            4.00%, 10/01/2000
  1,095,000 Alameda County, California                                 1,107,549
            Certificates of Participation,
            Capital Projects, MBIA,
            4.00%, 12/01/2000
  4,385,000 Los Angeles Municipal Improvement                          4,435,252
            Corp., California Certificates of
            Participation, Equipment & Real
            Property Acquisition Program,
            AMBAC, 4.00%, 12/01/2000
  1,000,000 San Diego County Regional                                  1,020,400
            Commission, California
            Sales Tax Revenue Second
            Series A, FGIC, 4.40%, 04/01/2001

--------------------------------------------------------------------------------
Principal
Amount             Description                                      Market Value
--------------------------------------------------------------------------------

  3,570,000 Puerto Rico Commonwealth Public                        $   3,725,224
            Improvement Series B, AMBAC,
            5.50%, 07/01/2001
                                                                ----------------
Total Insured (Cost $36,286,127)                                      36,399,893
                                                                ----------------
--------------------------------------------------------------------------------
TAX SUPPORTED:                                                            17.45%
--------------------------------------------------------------------------------
State General Obligations: 5.69%
  1,925,000 California State,                                          1,946,329
            4.00%, 10/01/2000
  3,450,000 California State,                                          3,490,365
            4.00%, 02/01/2001
                                                                ----------------
Total State General Obligations
(Cost $5,440,608)                                                      5,436,694
                                                                ----------------
Local General Obligation: 1.60%
  1,500,000 Los Angeles, California Refunding                          1,525,875
            Series A, 4.50%, 09/01/2000
                                                                ----------------
Total Local General Obligation
(Cost $1,514,324)                                                      1,525,875
                                                                ----------------
Tax Lease: 2.66%
  1,480,000 Los Angeles County Capital Asset                           1,504,302
            Leasing Corp., California Lease
            Revenue, Equipment Program Series A,
            5.00%, 06/01/2000
  1,000,000 Puerto Rico Urban Renewal &                                1,038,420
            Housing Corp., 7.875%, 10/01/2004
                                                                ----------------
Total Tax Lease (Cost $2,529,413)                                      2,542,722
                                                                ----------------
Special Tax: 7.50%
  1,000,000 California Commerce Community                              1,003,870
            Development Commission, Tax
            Allocation Refunding
            Redevelopment Project No. 1,
            Series A, 4.50%, 08/01/1999
    620,000 Stockton Community Facilities                                622,096
            District Number 90-2, California
            Brookside Estates,
            4.60%, 08/01/1999
  1,025,000 Lake Elsinore School Financing                             1,026,578
            Authority, California Special Tax
            Revenue, Horsethief Canyon,
            3.70%, 09/01/1999
    255,000 Fairfield Public Financing                                   255,852
            Authority, California Revenue
            Reassessment, 4.40%, 09/02/1999
    500,000 Virgin Islands Public Financing                              504,170
            Authority Revenue, Subordinated
            Lien Fund Loan Notes Series D,
            5.50%, 10/01/1999
  2,500,000 Orange County Local                                        2,538,775
            Transportation Authority,
            California Sales Tax Revenue
            Series A, 5.00%, 02/15/2000



                           Schedule of Investments--Municipal Bond Portfolios 39

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value*
--------------------------------------------------------------------------------
    500,000 Detroit Local Development Finance                      $     501,645
            Authority, Michigan Subordinated
            Tax Increment Series A,
            4.35%, 05/01/2000
    710,000 Virgin Islands Public Finance                                720,451
            Authority Revenue, Senior Lien
            Fund Loan Notes Series C,
            5.00%, 10/01/2000
                                                                ----------------
Total Special Tax (Cost $7,146,759)                                    7,173,437
                                                                ----------------
Total Tax Supported (Cost $16,631,104)                                16,678,728
                                                                ----------------
--------------------------------------------------------------------------------
REVENUE:                                                                  10.81%
--------------------------------------------------------------------------------
Electric Revenue: 1.36%
  1,280,000 Virgin Islands Water & Power                               1,295,667
            Authority, Electric Systems
            Revenue, 5.00%, 07/01/2000
                                                                ----------------
Total Electric Revenue (Cost $1,291,563)                               1,295,667
                                                                ----------------
Health Care Revenue: 2.08%
  1,965,000 California Health Facilities                               1,991,331
            Financing Authority Revenue,
            Catholic Healthcare West Series A,
            4.50%, 07/01/2000
                                                                ----------------
Total Health Care Revenue (Cost $1,986,856)                            1,991,331
                                                                ----------------
Water/Sewer Revenue: 2.97%
  2,630,000 Los Angeles Department of Water &                          2,840,190
            Power, California Waterworks
            Revenue, Second Issue,
            6.40%, 11/01/2031
                                                                ----------------
Total Water/Sewer Revenue (Cost $2,859,191)                            2,840,190
                                                                ----------------
Miscellaneous Revenue: 3.75%
  2,500,000 Long Beach, California Harbor                              2,544,975
            Revenue Series A, AMT,
            5.00%, 05/15/2000
  1,000,000 Long Beach, California Harbor                              1,041,740
            Revenue, 7.15%, 05/15/2000
                                                                ----------------
Total Miscellaneous Revenue (Cost $3,539,574)                          3,586,715
                                                                ----------------
Industrial Development/Pollution
Control Revenue: 0.65%
    600,000 St. Charles Parish, Louisiana                                621,312
            Pollution Control Revenue,
            Louisiana Power & Light Co.
            Project, 8.25%, 06/01/2014
                                                                ----------------
Total Industrial Development/Pollution
Control Revenue (Cost $622,439)                                          621,312
                                                                ----------------
Total Revenue (Cost $10,299,623)                                      10,335,215
                                                                ----------------

--------------------------------------------------------------------------------
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $96,371,664)                 101.07%         $96,626,046
(Note D, below)
Cash and Other Assets, Less Liabilities               (1.07)         (1,021,558)
                                                     -------         -----------
Net Assets (Equivalent to $12.57
per share based on 7,603,822
shares of capital stock outstanding)                 100.00%         $95,604,488
                                                     =======         ===========

--------------------------------------------------------------------------------
(A) $3,400,000 principal amount segregated as collateral for when-issued security
(B) Explanation of abbreviations:
    Insured-bond abbreviations:
    ACA-ACA Financial Guaranty Corporation
    AMBAC-AMBAC Indemnity Corporation
    FGIC-Financial Guaranty Insurance Company
    MBIA-Municipal Bond Investors Assurance Corporation
    Other abbreviations:
    AMT-Subject to Alternative Minimum Tax
(C) When-issued security
(D) At March 31, 1999, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.



40  Sanford C. Bernstein Fund, Inc.--1999 Semiannual Report

                        Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                            Bernstein Short Duration
                          New York Municipal Portfolio
                           March 31, 1999 (Unaudited)

Principal
Amount             Description                                     Market Value*
--------------------------------------------------------------------------------
TAX EXEMPT VARIABLE-RATE DEMAND NOTES:                                     6.20%
--------------------------------------------------------------------------------
  1,405,000 New York State Job Development                        $    1,405,000
            Authority, State Guaranteed
            Special Purpose Series B-1
            Through B-9, Daily Floater,
            Putable Daily, AMT,
            3.00%, 03/01/2002
  4,545,000 New York State Energy Research &                           4,545,000
            Development Authority, Pollution
            Control Revenue, Daily Floater,
            Putable Daily, 2.90%, 06/01/2029
                                                                ----------------
Total Tax Exempt Variable-Rate Demand Notes
(Cost $5,950,000)                                                      5,950,000
                                                                ----------------
--------------------------------------------------------------------------------
PREREFUNDED/ESCROWED:                                                     22.73%
--------------------------------------------------------------------------------
  1,050,000 New York State Medical Care                                1,100,033
            Facilities Finance Agency, St.
            Luke's-Roosevelt Hospital Series B,
            FHA, 7.40%, 02/15/2009,
            Prerefunded 02/15/2000 @102
  1,300,000 New York State Dormitory Authority,                        1,385,709
            State University Educational Facilities
            Series A, 7.625%, 05/15/2005,
            Prerefunded 05/15/2000 @102
  1,000,000 New York State Dormitory Authority,                        1,066,740
            State University Series A,
            7.70%, 05/15/2012,
            Prerefunded 05/15/2000 @102
  1,200,000 MTA, New York Commuter Facilities                          1,282,752
            Service Contract Series 3,
            7.50%, 07/01/2016,
            Prerefunded 07/01/2000 @102
  1,000,000 New York State Dormitory Authority,                        1,068,330
            City University Systems Series F,
            7.50%, 07/01/2020,
            Prerefunded 07/01/2000 @102
  8,115,000 New York State Dormitory Authority,                        8,705,934
            City University Systems Series F,
            7.875%, 07/01/2017,
            Prerefunded 07/01/2000 @102
  1,085,000 New York State Power Authority                             1,158,769
            Revenue & General Purpose
            Series Y, 6.50%, 01/01/2004,
            Prerefunded 01/01/2001 @102
  1,000,000 New York State Urban Development                           1,049,180
            Corp., Correctional Facilities
            Series 2, 6.50%, 01/01/2021,
            Prerefunded 01/01/2001 @100

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------

  1,490,000 New York State Local Government                        $   1,622,610
            Assistance Corp. Series A,
            7.25%, 04/01/2018,
            Prerefunded 04/01/2001 @102
  1,000,000 New York State Local Government                            1,093,750
            Assistance Corp. Series B,
            7.50%, 04/01/2020,
            Prerefunded 04/01/2001 @102
  2,120,000 New York City Series B,                                    2,299,649
            7.00%, 06/01/2016, Prerefunded
            06/01/2001 @101.50
                                                                ----------------
Total Prerefunded/Escrowed (Cost $21,935,118)                         21,833,456
                                                                ----------------
--------------------------------------------------------------------------------
INSURED:                                                                  24.41%
--------------------------------------------------------------------------------
  1,475,000 New York State Thruway Authority,                          1,475,000
            Highway & Bridge Trust Fund
            Series A, AMBAC, 4.50%, 04/01/1999
  1,100,000 Albany City School District,                               1,101,441
            New York Series A, FGIC,
            5.00%, 05/01/1999
  1,645,000 Averill Park Central School                                1,647,434
            District, New York, FGIC,
            5.25%, 05/01/1999
  1,000,000 New York State Dormitory                                   1,002,240
            Authority, Good Samaritan
            Hospital, Asset Guaranty,
            4.50%, 07/01/1999
    900,000 Wallkill, New York, FGIC,                                    912,501
            4.625%, 03/01/2000
  1,000,000 New York State Municipal Bond                              1,012,690
            Bank Agency, Special Program
            Revenue Series A, AMBAC,
            4.50%, 03/15/2000
  1,380,000 Wayne Central School District,                             1,387,148
            New York, MBIA,
            3.75%, 06/15/2000
  1,350,000 Taconic Hills Central School                               1,364,810
            District, New York, FSA,
            4.25%, 06/15/2000
  1,070,000 Nassau County, New York                                    1,086,029
            Industrial Development Agency,
            Civic Facility Revenue, Hofstra
            University Project, MBIA,
            4.50%, 07/01/2000
  1,140,000 Nassau County, New York                                    1,154,695
            Improvement Series Z, FGIC,
            4.25%, 09/01/2000
  1,515,000 Suffolk County, New York Public                            1,532,877
            Improvement Series C, FGIC,
            4.10%, 10/15/2000
  2,135,000 Buffalo, New York General                                  2,143,497
            Improvement Series A, AMBAC,
            3.75%, 02/01/2001

*See Note 1, page 22 in Notes to Financial Statements.

                           Schedule of Investments--Municipal Bond Portfolios 41

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------
  1,000,000 Suffolk County, New York                              $    1,010,430
            Industrial Development Agency,
            Southwest Sewer Systems Revenue,
            MBIA, 4.25%, 02/01/2001
  1,140,000 Chautauqua Lake Central School                             1,151,400
            District, New York, FSA,
            4.00%, 06/15/2001
  1,000,000 MTA, New York Dedicated Tax Fund                           1,041,540
            Series A, FGIC,
            5.25%, 04/01/2014
  1,000,000 New York State Thruway Authority                           1,041,540
            Highway & Bridge Trust Fund
            Series B, FGIC, 5.25%, 04/01/2014
  1,300,000 Long Island Power Authority, New                           1,312,103
            York Electric Systems Revenue
            General Series A, FSA,
            5.00%, 12/01/2015
  1,000,000 New York City Municipal Water                              1,009,780
            Finance Authority Series A, FGIC,
            5.125%, 06/15/2017
  1,000,000 New York State Energy Research &                           1,054,500
            Development Authority, Con Edison
            Facilities, AMBAC,
            6.75%, 01/15/2027
                                                                ----------------
Total Insured (Cost $23,422,630)                                      23,441,655
                                                                ----------------
--------------------------------------------------------------------------------
TAX SUPPORTED:                                                            32.34%
--------------------------------------------------------------------------------
State General Obligations: 3.09%
  1,000,000 Puerto Rico Commonwealth,                                  1,005,280
            5.50%, 07/01/1999
  1,935,000 New York State Series D,                                   1,962,458
            4.50%, 07/15/2000
                                                                ----------------
Total State General Obligations
(Cost $2,950,948)                                                      2,967,738
                                                                ----------------
Local General Obligations: 5.51%
  4,000,000 New York City Series L,                                    4,094,480
            5.25%, 08/01/2000
  1,175,000 Westchester County, New York                               1,198,805
            Series B, 4.25%, 11/15/2001
                                                                ----------------
Total Local General Obligations
(Cost $5,281,392)                                                      5,293,285
                                                                ----------------
Tax Lease: 13.23%
  1,710,000 New York State Urban Development                           1,721,611
            Corp., Correctional Facilities
            Series A, 4.50%, 01/01/2000
  1,980,000 New York State Dormitory Authority,                        1,989,048
            Revenue Bonds, North General
            Hospital, Secured Hospital Series G,
            4.10%, 02/15/2000
  1,615,000 New York State Dormitory                                   1,634,558
            Authority, Brookdale Hospital,
            Secured Hospital Series J,
            5.00%, 02/15/2000

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------

    750,000 New York State Thruway Authority,                       $    761,888
            Service Contract Revenue,
            5.20%, 04/01/2000
  1,250,000 New York State Certificates of                             1,266,075
            Participation, 4.50%, 09/01/2000
  1,000,000 New York State Dormitory                                   1,023,640
            Authority, North General Hospital
            Series G, 5.00%, 02/15/2001
  1,400,000 New York State Dormitory                                   1,417,388
            Authority, Service Contract
            Community Enhancement Series B,
            4.375%, 04/01/2001
            (Note B, p. 43)
  1,820,000 New York State Urban Development                           1,846,936
            Corp. Community Enhancement
            Facilities Series A, 4.50%, 04/01/2001
  1,000,000 Puerto Rico Urban Renewal &                                1,038,420
            Housing Corp., 7.875%, 10/01/2004
                                                                ----------------
Total Tax Lease (Cost $12,654,369)                                    12,699,564
                                                                ----------------
Special Tax: 10.51%
  1,910,000 New York State Thruway Authority,                          1,932,978
            Highway & Bridge Trust Fund
            Series C, 4.50%, 04/01/2000
  1,915,000 New York State Local Government                            1,978,980
            Assistance Corp. Series A,
            6.70%, 04/01/2000
  4,400,000 MAC New York Series M,                                     4,488,572
            5.00%, 07/01/2000
  1,000,000 MAC New York Series J,                                     1,026,130
            5.50%, 07/01/2000
    660,000 Virgin Islands Public Finance                                669,715
            Authority Revenue, Senior Lien
            Fund Loan Notes Series C,
            5.00%, 10/01/2000
                                                                ----------------
Total Special Tax (Cost $10,069,459)                                  10,096,375
                                                                ----------------
Total Tax Supported (Cost $30,956,168)                                31,056,962
                                                                ----------------
--------------------------------------------------------------------------------
REVENUE:                                                                  13.19%
--------------------------------------------------------------------------------
Electric Revenue: 2.52%
  2,400,000 Long Island Power Authority, New                           2,422,752
            York Electric Systems General
            Revenue, 4.25%, 04/01/2001
            (Note C, p. 43)
                                                                ----------------
Total Electric Revenue (Cost $2,420,530)                               2,422,752
                                                                ----------------
Toll Revenue: 2.64%
  2,500,000 Triborough Bridge & Tunnel                                 2,534,175
            Authority, New York Revenue
            Series A, 5.00%, 01/01/2000
                                                                ----------------

Total Toll Revenue (Cost $2,501,425)                                   2,534,175
                                                                ----------------



42 Sanford C. Bernstein Fund, Inc.--1999 Semiannual Report

--------------------------------------------------------------------------------
Principal
Amount             Description                                     Market Value
--------------------------------------------------------------------------------
Water/Sewer Revenue: 4.48%
  3,070,000 New York State Environmental                           $   3,265,190
            Facilities Corp. Pollution
            Control Revenue, Water Revolving
            Fund Series A, 7.50%, 06/15/2012
  1,000,000 New York State Environmental                               1,039,020
            Facilities Corp., Huntington
            Project Series A, AMT,
            7.50%, 10/01/2012
                                                                ----------------
Total Water/Sewer Revenue
(Cost $4,306,083)                                                      4,304,210
                                                                ----------------
Miscellaneous Revenue: 3.55%
  1,780,000 Port Authority of New York & New                           1,809,655
            Jersey, Consolidated One Hundred
            Eighth Series, AMT,
            4.75%, 07/15/2000
  1,550,000 Port Authority of New York & New                           1,598,112
            Jersey, Consolidated Fifty-Second
            Series, 9.00%, 11/01/2014
                                                                ----------------
Total Miscellaneous Revenue
(Cost $3,394,282)                                                      3,407,767
                                                                ----------------
Total Revenue (Cost $12,622,320)                                      12,668,904
                                                                ----------------
--------------------------------------------------------------------------------
ASSET-BACKED SECURITY:                                                     1.26%
--------------------------------------------------------------------------------
Housing: 1.26%
  1,200,000 Virgin Islands Housing Finance                             1,207,896
            Authority, Single Family Revenue,
            Mortgage Backed Securities Series B,
            FGIC, AMT, 4.00%, 06/01/2000
                                                                ----------------
Total Housing (Cost $1,200,000)                                        1,207,896
                                                                ----------------
Total Asset-Backed Security
(Cost $1,200,000)                                                      1,207,896
                                                                ----------------
--------------------------------------------------------------------------------
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $96,086,236)                    100.13%      $96,158,873
(Note D, below)
Cash and Other Assets, Less Liabilities                  (0.13)        (120,992)
                                                        -------      -----------
Net Assets (Equivalent to $12.47
per share based on 7,704,595
shares of capital stock outstanding)                    100.00%      $96,037,881
                                                        =======      ===========

--------------------------------------------------------------------------------
(A) Explanation of abbreviations:
    Insured-bond abbreviations:
    AMBAC-AMBAC Indemnity Corporation
    FGIC-Financial Guaranty Insurance Company
    FSA-Financial Security Assurance, Inc.
    MBIA-Municipal Bond Investors Assurance Corporation
    Other Abbreviations:
    AMT-Subject to Alternative Minimum Tax
    FHA-Federal Housing Administration

(B) When-issued security

(C) $2,100,000 principal amount segregated as collateral for when-issued securities

(D) At March 31, 1999, the cost basis of investment securities owned was substantially identical for both book and tax.


See Notes to Financial Statements.




                           Schedule of Investments--Municipal Bond Portfolios 43

                      This page intentionally left blank.

                      This page left intentionally blank.

Sanford C. Bernstein Fund, Inc.


                               SEMIANNUAL REPORT
                                 MARCH 31, 1999




                            Schedule of Investments

                            Taxable Bond

                            Portfolios

                            ----------------------------

                            ----------------------------

                            ----------------------------

                            ----------------------------


                            Intermediate Duration
                            ----------------------------
                            Short Duration Plus
                            ----------------------------
                            Government Short Duration

(Blank Page)

                        Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                   Bernstein Intermediate Duration Portfolio
                           March 31, 1999 (Unaudited)

--------------------------------------------------------------------------------
Principal
Amount      Description                                           Market Value*
--------------------------------------------------------------------------------
U.S. DOLLAR INVESTMENTS:                                                104.65%
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS:                                                   9.98%
--------------------------------------------------------------------------------
Commercial Paper: 3.57%
 91,246,000 Prudential Funding Corp.,                             $  91,246,000
            Discount rate 5.05%, 04/01/1999
                                                                  -------------
Total Commercial Paper (Cost $91,246,000)                             91,246,000
                                                                  -------------
U.S. Government Agency: 6.41%
172,200,000 Federal Home Loan Bank                                  164,089,380
            Consolidated Discount Notes,
            Discount rate 4.69%, 03/16/2000
                                                                  -------------
Total U.S. Government Agency
(Cost $164,348,158)                                                 164,089,380
                                                                  -------------
Total Short-Term Investments
(Cost $255,594,158)                                                 255,335,380
                                                                  -------------
-------------------------------------------------------------------------------
U.S. TREASURY INFLATION PROTECTION
SECURITIES:                                                              15.34%
-------------------------------------------------------------------------------
162,158,464 3.625%, 07/15/2002                                      161,144,973
            (Notes A, B & C, p. 8)
113,963,792 3.375%, 01/15/2007 (Note D, p. 8)                       109,761,377
 97,857,249 3.625%, 01/15/2008 (Note E, p. 8)                        95,533,140
 27,252,573 3.625%, 04/15/2028                                       26,077,305
                                                                  -------------
Total U.S. Treasury Inflation Protection
Securities (Cost $396,414,716)                                      392,516,795
                                                                  -------------
-------------------------------------------------------------------------------
AGENCY INFLATION PROTECTION SECURITY:                                     1.20%
-------------------------------------------------------------------------------
 32,627,002 Tennessee Valley Authority Bonds,                        30,546,705
            3.375%, 01/15/2007
                                                                  -------------
Total Agency Inflation Protection
Security (Cost $30,546,705)                                          30,546,705
                                                                  -------------
-------------------------------------------------------------------------------
MORTGAGE DERIVATIVES:                                                     7.83%
-------------------------------------------------------------------------------
  8,284,450 Federal National Mortgage                                 7,552,331
            Association Remic Trust Series
            1997-67 GA, 4.00%, 02/25/2009
  5,383,373 Federal National Mortgage                                 5,406,617
            Association Remic Trust Series
            1994-20 Z, 6.50%, 02/25/2009
  6,890,000 Federal National Mortgage                                 6,892,859
            Association Series 1998-M2 Class B,
            6.247%, 03/17/2021
 13,454,231 Federal National Mortgage                                11,295,797
            Association Principal Only Remic
            Series 1997-50 J, 0.00%, 01/25/2022
--------------------------------------------------------------------------------
Principal
Amount      Description                                            Market Value
--------------------------------------------------------------------------------

  9,860,000 Federal Home Loan Mortgage Corp.                      $   9,736,701
            Series 2095 PM, 6.00%, 10/15/2022
 14,174,310 Federal National Mortgage                                 2,991,873
            Association Interest Only Strip
            Series 270 2, 8.50%, 09/01/2023
 27,895,000 Federal Home Loan Mortgage Corp.                         27,478,249
            Series 1584 L, 6.50%, 09/15/2023
  4,949,000 Federal Home Loan Mortgage Corp.                          4,943,012
            Series 1650 K, 6.50%, 01/15/2024
    851,184 G.E. Capital Mortgage Services, Inc.                        854,764
            Series 1994-11-CA Class A1,
            6.50%, 03/25/2024
  1,108,759 Prudential Home Mortgage                                  1,121,022
            Securities Series 1994-15 Class A1,
            8.00%, 05/25/2024
 29,107,000 Federal Home Loan Mortgage Corp.                         28,502,302
            Series 2082 PG, 6.25%, 10/15/2026
 19,610,000 Federal Home Loan Mortgage Corp.                         19,028,442
            Series 2123 PE, 6.00%, 12/15/2027
  8,150,000 Green Tree Financial Corp.                                8,093,928
            Series 1998-4 Class A7,
            6.87%, 03/01/2028
 12,982,000 Federal Home Loan Mortgage Corp.                         12,766,936
            Series 2086 PJ, 6.50%, 09/15/2028
  4,789,545 Federal National Mortgage Association                     4,441,862
            Remic Series 1998-62 N Support Z,
            6.50%, 11/25/2028 (Note F, p. 8)
  8,210,000 Federal Home Loan Mortgage Corp.                          7,629,138
            Series 2103 TE, 6.00%, 12/15/2028
  9,649,000 Federal Home Loan Mortgage Corp.                          8,960,289
            Series 2109 PE, 6.00%, 12/15/2028
  5,782,000 BankBoston Home Equity Loan Trust                         5,672,749
            Series 1998-2 Class A6,
            6.64%, 12/25/2028
  2,690,000 Federal Home Loan Mortgage Corp.                          2,492,079
            Series 2112 PG, 6.00%, 01/15/2029
  8,795,000 Green Tree Financial Corp. Series                         8,719,847
            1999-1 Class A5, 6.11%, 03/01/2030
  8,500,000 Green Tree Financial Corp.                                8,169,333
            Series 1998-6 Class A8,
            6.66%, 06/01/2030 (Note F, p. 8)
  7,517,104 Federal National Mortgage                                 7,511,924
            Association Series 1997-M2 Z,
            7.349%, 01/17/2037 (Note F, p. 8)
                                                                  -------------
Total Mortgage Derivatives (Cost $202,778,019)                      200,262,054
                                                                  -------------
-------------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES:                                   13.95%
-------------------------------------------------------------------------------
 10,903,374 EMAC Owner Trust Series 1998-1                           10,791,560
            Class A1, Rule 144A,
            6.11%, 07/15/2003 (Note F, p. 8)
  2,692,403 Allied Capital Commercial Mortgage                        2,683,852
            Trust Series 1998-1 Class A,
            Rule 144A, 6.31%, 09/25/2003
            (Note F, p. 8)

*See Note 1, page 22 in Notes to Financial Statements.

                           Schedule of Investments--Taxable Bond Portfolios   1

--------------------------------------------------------------------------------
Principal
Amount      Description                                           Market Value
--------------------------------------------------------------------------------
  1,945,266 Federal Home Loan Mortgage Corp.                      $   1,995,483
            Pool #W20002, 6.775%, 11/01/2003
            (Note F, p. 8)
  1,523,441 Federal National Mortgage                                 1,567,575
            Association DUS Pool #073789,
            6.85%, 12/01/2003 (Note F, p. 8)
  5,000,000 Beverly Finance Corp., Rule 144A,                         5,294,800
            8.36%, 07/15/2004
 11,728,416 TVO Southwest Mortgage                                   12,485,263
            Series 1994-MF1 Class A1,
            Rule 144A, 9.37%, 11/18/2004
            (Note F, p. 8)
  9,315,000 Morgan Stanley Capital I                                  9,460,724
            Series 1997-LB1 Class A2,
            Rule 144A, 6.86%, 07/15/2005
            (Note F, p. 8)
 10,708,394 Chase Commercial Mortgage                                11,365,301
            Securities Corp. Series 1996-1
            Class A1, 7.60%, 12/18/2005
  7,900,000 DLJ Mortgage Acceptance Corp.                             8,302,655
            Series 1996-CF1 Class A2,
            7.669%, 02/12/2006 (Note F, p. 8)
  9,530,472 Chase Commercial Mortgage                                 9,898,015
            Securities Corp. Series 1996-2
            Class A2, 6.90%, 09/19/2006
 11,577,839 Federal National Mortgage                                12,167,641
            Association DUS Pool #313543,
            6.981%, 06/01/2007
  9,035,000 Credit Suisse First Boston Mortgage                       9,155,120
            Securities Corp. Series 1997-C2
            Class A2, 6.52%, 07/17/2007
 11,300,000 CTFS Funding Corp. Series 1997-1                         11,460,550
            Class A2, Rule 144A,
            6.716%, 12/19/2007 (Note F, p. 8)
  8,675,000 Mortgage Capital Funding Inc.                             8,887,147
            Series 1998-MC1 Class B,
            6.779%, 01/18/2008
 17,150,000 Deutsche Mortgage & Asset                                17,028,389
            Receiving Corp. Series 1998-C1
            Class B, 6.664%, 02/15/2008
            (Note F, p. 8)
11,705,000  GMAC Commercial Mortgage Security                        11,983,286
            Inc. Series 1998-C1 Class C,
            6.806%, 04/15/2008
 13,100,000 Credit Suisse First Boston Mortgage                      13,113,296
            Securities Corp. Series 1998-C2
            Class A2, 6.30%, 11/15/2008
 12,000,000 Fairfax Funding Trust Series                             11,871,948
            1998-1A Class A, Rule 144A,
            6.483%, 04/02/2013 (Note F, p. 8)
     10,677 Federal National Mortgage                                    11,826
            Association DUS Pool #303305,
            12.00%, 05/01/2016
  2,946,941 FMAC Loan Receivables Trust Series                        2,917,298
            1998-A Class A1, 6.20%, 09/15/2020
            (Note F, p. 8)
--------------------------------------------------------------------------------
Principal
Amount      Description                                           Market Value
--------------------------------------------------------------------------------
  4,787,016 FMAC Loan Receivables Trust Series                    $   4,696,259
            1998-A Class A2, 6.50%, 09/15/2020
            (Note F, p. 8)
  3,260,000 FMAC Loan Receivables Trust Series                        3,183,028
            1998-A Class A3, 6.69%, 09/15/2020
            (Note F, p. 8)
  1,434,411 Asset Securitization Corp. Series                         1,468,012
            1996-D3 Class A1A,
            7.01%, 10/13/2026
 10,015,000 Merrill Lynch Mortgage Investors Inc.                     9,158,657
            Series 1998-C1 Class B,
            6.75%, 11/15/2026 (Note F, p. 8)
  8,577,212 J.P. Morgan Commercial Mortgage                           8,606,117
            Finance Corp. Series 1996-C2
            Class A, 6.47%, 11/25/2027
  4,291,764 RMF Commercial Series 1995-1                              4,308,686
            Class A2, 7.10%, 11/28/2027
            (Note F, p. 8)
 11,500,000 DLJ Mortgage Acceptance Corp.                            11,675,490
            Series 1995-CF2 Class A1B,
            Rule 144A, 6.85%, 12/17/2027
            (Note F, p. 8)
  3,565,441 Asset Securitization Corp.                                3,750,826
            Series 1997-MD7 Class A1A,
            7.32%, 01/13/2030
 16,204,000 J.P. Morgan Commercial Mortgage                          16,521,679
            Finance Corp. Series 1998-C6
            Class B, 6.735%, 01/15/2030
 13,605,000 Nomura Asset Securities Corp.                            13,609,150
            Series 1998-D6 Class A2,
            6.769%, 03/15/2030
 12,445,000 Morgan Stanley Capital I                                 12,649,658
            Series 1998-XL1 Class A2,
            6.45%, 06/03/2030
 10,076,815 Morgan Stanley Capital I                                 10,307,121
            Series 1997-XL1 Class A1,
            6.59%, 10/03/2030
 17,465,000 Goldman Sachs Mortgage Securities                        17,773,519
            Corp. II Series 1998 Class A2,
            6.562%, 04/13/2031
 12,435,000 Lehman Brothers Large Loan                               12,848,029
            Series 1997-LLI Class A2,
            6.84%, 10/12/2034
 11,077,723 Credit Suisse First Boston Mortgage                      11,223,894
            Securities Corp. Series 1997-C2
            Class A1, 6.40%, 01/17/2035
 31,995,000 Morgan Stanley Capital I                                 31,459,244
            Series 1998-XL2 Class A2,
            6.17%, 10/03/2035
 11,174,303 First Union Lehman Brothers-Bank of                      11,279,900
            America Series 1998 C2 Class A1,
            6.28%, 11/18/2035
                                                                  -------------
Total Commercial Mortgage-Backed Securities
(Cost $357,546,665)                                                 356,960,998
                                                                  -------------

2   Sanford C. Bernstein Fund, Inc.--1999 Semiannual Report

--------------------------------------------------------------------------------
Principal
Amount      Description                                           Market Value
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
MORTGAGE PASS-THROUGHS:                                                  14.99%
-------------------------------------------------------------------------------
 12,340,000 Federal National Mortgage                             $  12,019,925
            Association Pool TBA,
            5.50%, 04/19/2014 (Note G, p. 8)
 22,905,000 Federal National Mortgage                                22,740,359
            Association Pool TBA,
            6.00%, 04/19/2014 (Note G, p. 8)
  3,549,700 Government National Mortgage                              3,838,006
            Association Pool #267832,
            9.50%, 11/15/2017
  1,827,637 Government National Mortgage                              1,962,589
            Association Pool #312952,
            9.00%, 08/15/2021
  2,748,009 Government National Mortgage                              2,968,454
            Association Pool #780118,
            9.50%, 08/15/2021
  3,624,285 Government National Mortgage                              3,915,025
            Association Pool #780049,
            9.50%, 11/15/2021
  3,441,685 Government National Mortgage                              3,717,777
            Association Pool #780254,
            9.50%, 11/15/2021
  2,249,749 Government National Mortgage                              2,345,768
            Association Pool #392349,
            8.00%, 07/15/2024
  4,757,107 Federal National Mortgage                                 4,996,437
            Association Pool #190267,
            8.50%, 10/01/2024
  2,737,375 Government National Mortgage                              2,955,708
            Association Pool #780012,
            9.50%, 10/15/2024
  1,038,540 Federal National Mortgage                                 1,093,074
            Association Pool #313335,
            8.50%, 12/01/2024
        105 Federal Home Loan Mortgage Corp.                                110
            Pool #C80297, 8.50%, 05/01/2025
  3,764,356 Federal National Mortgage                                 3,962,023
            Association Pool #190274,
            8.50%, 10/01/2025
      2,071 Federal National Mortgage                                     2,176
            Association Pool #190280,
            8.50%, 01/01/2026
  1,492,880 Federal National Mortgage                                 1,569,240
            Association Pool #250653,
            8.50%, 08/01/2026
  9,475,000 Government National Mortgage                              9,877,498
            Association Pool #425449,
            8.00%, 08/15/2026
     46,601 Government National Mortgage                                 49,308
            Association Pool #442121,
            8.50%, 11/15/2026
  8,140,010 Government National Mortgage                              8,276,355
            Association Pool #780651,
            7.00%, 10/15/2027
 32,577,471 Federal National Mortgage                                34,243,809
            Association Pool #190297,
            8.50%, 02/01/2028
--------------------------------------------------------------------------------
Principal
Amount      Description                                           Market Value
--------------------------------------------------------------------------------
  8,882,639 Federal National Mortgage                             $   9,329,525
            Association Pool #457264,
            8.50%, 02/01/2028
  7,860,617 Government National Mortgage                              7,835,934
            Association Pool #780813,
            6.50%, 06/15/2028
  7,579,615 Government National Mortgage                              7,555,815
            Association Pool #434058,
            6.50%, 11/15/2028
  7,283,487 Government National Mortgage                              7,260,617
            Association Pool #453451,
            6.50%, 11/15/2028
  5,030,587 Government National Mortgage                              5,014,791
            Association Pool #477534,
            6.50%, 11/15/2028
  7,470,796 Government National Mortgage                              7,447,338
            Association Pool #490756,
            6.50%, 11/15/2028
  5,232,808 Government National Mortgage                              5,216,377
            Association Pool #493629,
            6.50%, 11/15/2028
  6,015,228 Government National Mortgage                              5,996,340
            Association Pool #493630,
            6.50%, 11/15/2028
  6,194,997 Government National Mortgage                              6,175,545
            Association Pool #493638,
            6.50%, 11/15/2028
  4,790,482 Government National Mortgage                              4,775,440
            Association Pool #780892,
            6.50%, 11/15/2028
128,535,000 Federal National Mortgage                               128,052,994
            Association Pool TBA,
            6.50%, 04/14/2029 (Note G, p. 8)
 60,255,000 Federal National Mortgage                                63,324,269
            Association Pool TBA,
            8.50%, 04/14/2029 (Note G, p. 8)
  4,900,000 Government National Mortgage                              5,106,721
            Association Pool TBA,
            8.00%, 04/22/2029 (Note G, p. 8)
                                                                  -------------
Total Mortgage Pass-Throughs
(Cost $382,266,353)                                                 383,625,347
                                                                  -------------
-------------------------------------------------------------------------------
FINANCE:                                                                  7.23%
-------------------------------------------------------------------------------
  1,605,000 Lehman Brothers Inc.                                      1,611,998
            Senior Subordinated Notes,
            10.00%, 05/15/1999
  7,570,000 Capital One Bank Medium-Term                              7,585,291
            Notes, 6.83%, 05/17/1999
  5,165,000 Associates Corp. of North America                         5,212,260
            Notes, 7.25%, 09/01/1999
  2,270,000 Lehman Brothers Holdings Inc.                             2,284,632
            Medium-Term Notes,
            7.11%, 09/27/1999
  5,725,000 Lehman Brothers Inc. Medium-Term                          5,755,898
            Notes, 6.84%, 10/07/1999
  7,470,000 Salomon Inc. Medium-Term Notes,                           7,583,693
            6.625%, 11/30/2000

                           Schedule of Investments--Taxable Bond Portfolios   3

-------------------------------------------------------------------------------
Principal
Amount      Description                                           Market Value
-------------------------------------------------------------------------------
15,390,000  Heller Financial Inc. Medium-Term                     $  15,308,449
            Notes, 5.48%, 02/05/2001
 15,115,000 Transamerica Finance Corp.                               15,057,578
            Medium-Term Notes,
            5.48%, 02/05/2001 (Note F, p. 8)
 10,600,000 Heller Financial Inc. Medium-Term                        10,624,126
            Notes, 5.746%, 02/26/2001
            (Note F, p. 8)
 10,560,000 Case Credit Corp. Medium-Term                            10,583,654
            Notes, 6.12%, 08/01/2001
 25,755,000 Merrill Lynch & Co., Inc.                                25,839,837
            Medium-Term Notes,
            5.73%, 02/26/2002 (Note F, p. 8)
  5,000,000 Textron Financial Corp., Rule 144A,                       4,981,335
            5.84%, 02/19/2003
 21,240,000 Korea Development Bank, Global                           20,497,450
            Bond, U.S. Dollar Denominated
            Notes, 7.25%, 05/15/2006
  6,340,000 Transamerica Capital II,                                  6,331,758
            Rule 144A, 7.65%, 12/01/2026
 11,645,000 AON Capital Trust A,                                     12,799,718
            8.205%, 01/01/2027
  8,595,000 Southtrust Bank North America,                            8,498,392
            6.125%, 01/09/2028,
            Putable 01/09/2008 @100
  7,000,000 Citigroup Capital III,                                    7,234,430
            7.625%, 12/01/2036
 13,525,000 Associates Corp. of North America                        13,423,292
            Notes, 5.96%, 05/15/2037, Putable
            Annually 05/15/1999-05/15/2036 @100
  3,795,000 Transamerica Capital III,                                 3,778,150
            Rule 144A, 7.625%, 11/15/2037
                                                                  -------------
Total Finance (Cost $185,701,027)                                   184,991,941
                                                                  -------------
-------------------------------------------------------------------------------
INDUSTRIAL:                                                              13.45%
-------------------------------------------------------------------------------
  7,140,000 Boise Cascade Corp.,                                      7,349,202
            9.90%, 03/15/2000
  9,450,000 Owens Corning Medium-Term Notes,                          9,562,171
            7.00%, 05/15/2000
  8,255,000 B.A.T. Crave Trust                                        8,340,852
            Series 1997-800, Rule 144A,
            6.68%, 08/12/2000
 10,500,000 Rite Aid Corp., Rule 144A,                               10,400,775
            5.50%, 12/15/2000
 11,380,000 TTX Co. Medium-Term Notes,                               11,423,392
            5.75%, 03/23/2001 (Note F, p. 8)
  1,735,000 International Paper Co.,                                  1,754,727
            7.00%, 06/01/2001
 13,060,000 Philip Morris Inc.,                                      13,428,031
            7.25%, 09/15/2001
  3,212,000 Boise Cascade Corp.,                                      3,450,234
            9.85%, 06/15/2002
  6,560,000 Temple-Inland Inc. Medium-Term                            6,517,426
            Notes, 6.75%, 03/01/2009
-------------------------------------------------------------------------------
Principal
Amount      Description                                           Market Value
-------------------------------------------------------------------------------
  4,480,000 Noble Drilling Corp. Senior Notes,                    $   4,554,144
            7.50%, 03/15/2019
 13,195,000 Quebec Province, Canada, Yankee                          14,399,967
            Bond, 7.50%, 07/15/2023
  6,160,000 Motorola Inc. Debentures,                                 6,347,695
            6.50%, 09/01/2025,
            Putable 09/01/2005 @100
  3,995,000 Champion International Corp.,                             4,018,770
            6.40%, 02/15/2026,
            Putable 02/15/2006 @100
  7,705,000 Apache Corp.,                                             7,652,529
            7.70%, 03/15/2026
  7,740,000 Ford Motor Co.,                                           8,287,071
            7.50%, 08/01/2026
  7,075,000 Champion International Corp.                              7,596,286
            Debentures, 7.20%, 11/01/2026,
            Putable 11/01/2011 @100
  5,000,000 Coca-Cola Enterprises Inc.,                               5,070,975
            6.95%, 11/15/2026
 10,955,000 TTX Co. Medium-Term Notes,                               11,048,041
            Rule 144A, 5.98%, 07/15/2027,
            Putable 07/15/1999 @100
 16,000,000 Dayton Hudson Corp.,                                     16,037,280
            5.865%, 08/15/2027, Putable Annually
            08/15/1999-08/15/2026 @100
  6,265,000 Sherwin Williams Medium-Term Notes,                       6,274,210
            5.50%, 10/15/2027,
            Putable 10/15/1999 @100
 11,180,000 TRW Inc. Senior Notes,                                   10,435,859
            6.65%, 01/15/2028
  7,925,000 Ingersoll Rand Medium-Term Notes,                         8,013,784
            6.015%, 02/15/2028, Putable Annually
            02/15/2001-02/15/2027 @100
  3,680,000 Baxter International Inc.                                 3,531,438
            Debentures, 6.625%, 02/15/2028
  4,725,000 Lowe's Companies Inc. Debentures,                         4,763,036
            6.875%, 02/15/2028
  7,790,000 GTE Corp. Debentures,                                     7,977,116
            6.94%, 04/15/2028
  3,720,000 Tyco International Group S.A.,                            3,724,092
            7.00%, 06/15/2028
  9,720,000 State of Israel, Yankee Bond,                             8,735,170
            7.25%, 12/15/2028
  5,200,000 Tyco International Group S.A.,                            5,111,964
            6.875%, 01/15/2029
  9,000,000 Norsk Hydro A/S Debentures,                               8,864,514
            Yankee Bond, 7.15%, 01/15/2029
  6,025,000 Burlington Resources Inc.                                 6,221,174
            Debentures, 7.375%, 03/01/2029
  2,935,000 New Jersey Bell Telephone Co.                             3,367,179
            Debentures, 7.85%, 11/15/2029,
            Putable 11/15/1999 @100
  6,045,000 Ford Motor Co.,                                           7,531,163
            8.90%, 01/15/2032
 17,295,000 Merck & Co. Medium-Term Notes                            16,851,902
            Series B, 5.76%, 05/03/2037, Putable
            Annually 05/03/1999-05/03/2036 @100

4   Sanford C. Bernstein Fund, Inc.-- Semiannual Report

-------------------------------------------------------------------------------
Principal
Amount      Description                                           Market Value
-------------------------------------------------------------------------------
 14,125,000 Cargill Inc. Medium-Term Notes,                       $  14,140,820
            Rule 144A, 5.95%, 05/15/2037,
            Putable Annually
            05/15/1999-05/15/2036 @100
  5,085,000 Xerox Corp. Medium-Term Notes,                            5,074,169
            5.875%, 06/15/2037,
            Putable 06/15/1999 @100
  9,995,000 Dayton Hudson Corp.,                                     10,007,194
            5.895%, 06/15/2037, Putable Annually
            06/15/1999-06/15/2036 @100
 17,790,000 Xerox Corp. Medium-Term Notes,                           17,041,041
            5.545%, 07/22/2037, Putable Annually
            07/22/1999-07/22/2036 @100
 17,760,000 American General Institutional                           18,530,269
            Capital Series A, Rule 144A,
            7.57%, 12/01/2045
  4,425,000 American General Institutional                            4,933,344
            Capital Series B, Rule 144A,
            8.125%, 03/15/2046
  5,945,000 International Business Machines                           6,182,562
            Corp., 7.125%, 12/01/2096
  4,330,000 Ford Motor Co.,                                           4,681,856
            7.70%, 05/15/2097
  5,230,000 Noble Affiliates Inc. Debentures,                         4,923,731
            7.25%, 08/01/2097
                                                                  -------------
Total Industrial (Cost $345,823,551)                                344,157,155
                                                                  -------------
-------------------------------------------------------------------------------
UTILITIES:                                                                1.22%
-------------------------------------------------------------------------------
  8,310,000 Commonwealth Edison Co.,                                  8,453,514
            9.05%, 10/15/1999
  6,570,000 Niagara Mohawk Power Corp.,                               6,670,258
            6.875%, 03/01/2001
  7,600,000 Hyder PLC, Rule 144A, U.S. Dollar                         7,556,589
            Denominated Notes,
            7.375%, 12/15/2028 (Note F, p. 8)
  8,615,000 Union Oil Co. of California,                              8,603,628
            7.50%, 02/15/2029
                                                                  -------------
Total Utilities (Cost $30,938,089)                                   31,283,989
                                                                  -------------
-------------------------------------------------------------------------------
TAXABLE MUNICIPALS:                                                       3.59%
-------------------------------------------------------------------------------
  3,880,000 New York City General Obligation                          3,895,016
            Series E, 6.35%, 08/01/1999
 12,045,000 Long Island Power Authority, New                         12,110,525
            York Electric Systems Revenue,
            5.94%, 12/01/1999
 12,000,000 New York City General Obligation                         12,241,200
            Series B, 6.85%, 08/15/2000
 33,245,000 Florida Residential Property &                           34,298,866
            Casualty Series A, Rule 144A,
            7.25%, 07/01/2002
  8,685,000 Florida Windstorm Underwriting                            8,734,678
            Secured Notes, Rule 144A,
            7.125%, 02/25/2019
-------------------------------------------------------------------------------
Principal
Amount      Description                                           Market Value
-------------------------------------------------------------------------------
  3,500,000 Richmond County, Georgia                              $   3,500,000
            Development Authority Industrial
            Development Revenue, Monsanto Co.
            Project, 6.00%, 06/01/2020
 10,850,000 Portland, Oregon Airport Revenue,                        10,905,335
            Adjustable Rate Note,
            5.76%, 07/01/2028
  6,460,000 Alameda Corridor Transportation                           6,159,416
            Authority, Taxable Senior Lien
            Series C, 6.60%, 10/01/2029
                                                                  -------------
Total Taxable Municipals (Cost $91,079,591)                          91,845,036
                                                                  -------------
-------------------------------------------------------------------------------
ASSET-BACKED SECURITIES:                                                  4.62%
-------------------------------------------------------------------------------
  2,650,000 Health Care Receivables,                                  2,661,888
            Securitization Program Notes
            Series 1997-1A Class A, Rule 144A,
            6.339%, 07/01/2000 (Note F, p. 8)
  4,200,000 Health Care Receivables,                                  4,215,057
            Securitization Program Notes
            Series 1996-1 Class A, Rule 144A,
            7.20%, 07/01/2000 (Note F, p. 8)
  7,465,000 Felco Funding II Series 1998-1                            7,478,303
            Class A1, 5.97%, 10/15/2000
            (Note F, p. 8)
 17,399,000 Felco Funding II Auto Lease-Backed                       17,443,054
            Notes Series 1998-1 Class A2,
            Rule 144A, 5.98%, 09/15/2001
            (Note F, p. 8)
  7,550,000 Health Care Receivables,                                  7,607,554
            Securitization Program Notes
            Series 1996-1A Class A, Rule 144A,
            6.22%, 06/01/2002 (Note F, p. 8)
  3,270,000 The Money Store Auto Trust                                3,306,771
            Series 1996-2, 6.435%, 06/20/2003
    713,061 Newcourt Receivables Asset Trust                            714,548
            Series 1996-2, Asset-Backed Notes
            Class A, 6.87%, 06/20/2004
  1,883,193 Copelco Capital Funding Corp. II,                         1,911,385
            Class A Lease-Backed Notes
            Series 1996-A, 6.34%, 07/20/2004
  1,273,645 Copelco Capital Funding Corp. II,                         1,280,516
            Class B Lease-Backed Notes
            Series 1996-A, 6.59%, 07/20/2004
  8,563,475 Capital Asset Research Funding,                           8,602,302
            Rule 144A, 6.40%, 12/15/2004
            (Note F, p. 8)
    805,906 Newcourt Receivables Asset Trust                            806,974
            Series 1996-3, Asset-Backed Notes
            Class A, 6.24%, 12/20/2004
 11,325,000 Newcourt Receivables Asset Trust                         11,404,218
            Series 1997-1, Asset-Backed Notes
            Class A4, 6.193%, 05/20/2005
  5,841,366 New York City Tax Lien Trust                              5,885,135
            Series 1997-1 Class A, Rule 144A,
            6.46%, 05/25/2005 (Note F, p. 8)

                           Schedule of Investments--Taxable Bond Portfolios   5

-------------------------------------------------------------------------------
Principal
Amount      Description                                           Market Value
-------------------------------------------------------------------------------
    383,909 New York City Tax Lien Trust                          $     386,602
            Series 1997-1 Class B, Rule
            144A, 6.56%, 05/25/2005 (Note F, p. 8)
  3,900,711 ABFS Equipment Contract Trust,                            3,912,795
            Series 1998-A Class A,
            6.10%, 10/15/2005 (Note F, p. 8)
    849,499 Green Tree Financial Corp.                                  847,800
            Series 1996-A, Class A2,
            5.70%, 02/15/2018
 14,360,994 Green Tree Recreational, Equipment &                     14,449,386
            Consumer Trust Series 1998-A
            Class A1C, 6.18%, 06/15/2019
 12,340,000 Green Tree Financial Corp.                               12,189,760
            Series 1999-1, Class A4,
            5.76%, 03/01/2030
 13,020,000 Green Tree Financial Corp.                               13,068,929
            Series 1999-2, Class A4,
            6.48%, 12/01/2030 (Note F, p. 8)
                                                                  -------------
Total Asset-Backed Securities (Cost $117,788,806)                   118,172,977
                                                                  -------------
-------------------------------------------------------------------------------
HIGH YIELD:                                                               9.07%
-------------------------------------------------------------------------------
  5,515,000 Advanta Corp.,                                            5,488,693
            7.075%, 09/15/1999
  1,040,000 Loewen Group International, Rule 144A,                      728,158
            6.70%, 10/01/1999 (Note F, p. 8)
    460,000 Advanta Corp.,                                              450,193
            6.574%, 01/27/2000
  6,415,000 Meditrust Notes,                                          6,260,206
            7.375%, 07/15/2000
  1,000,000 Century Communications Corp.,                             1,032,500
            9.50%, 08/15/2000
  7,115,000 Medpartners Inc.                                          6,625,844
            Senior Subordinated Notes,
            6.875%, 09/01/2000
  1,900,000 Niagara Mohawk Power Corp.                                1,919,627
            Senior Notes Series B,
            7.00%, 10/01/2000
  3,135,000 Revlon Worldwide,                                         1,943,700
            0.00%, 03/15/2001
  5,440,000 Continental Airlines Inc.,                                5,589,600
            9.50%, 12/15/2001
  3,155,000 Fleming Companies Inc.                                    3,261,481
            Senior Notes, 10.625%, 12/15/2001,
            Callable 12/15/1999 @103
  6,200,000 Adelphia Communications,                                  6,510,000
            9.25%, 10/01/2002
  4,915,000 Interpool Inc.,                                           4,522,193
            6.625%, 03/01/2003
  4,305,000 Century Communications Corp.,                             3,110,363
            0.00%, 03/15/2003
  6,390,000 Healthsouth Corp.,                                        5,239,800
            3.25%, 04/01/2003,
            Callable 04/05/2001 @101.30
  2,200,000 US Air Inc.,                                              2,323,750
            9.625%, 09/01/2003
-------------------------------------------------------------------------------
Principal
Amount      Description                                           Market Value
-------------------------------------------------------------------------------
  6,965,000 Veritas DGC Inc., Rule 144A,                          $   7,065,804
            9.75%, 10/15/2003,
            Callable 10/15/2000 @104.87
            (Note F, p. 8)
  3,505,000 Allied Waste North America Inc.                           3,426,138
            Series B, 7.375%, 01/01/2004
  1,812,424 America West Airlines,                                    1,889,434
            10.50%, 01/02/2004 (Note F, p. 8)
  3,490,000 Verio Inc. Senior Notes,                                  4,057,125
            13.50%, 06/15/2004,
            Callable 04/01/2002 @105.19
  4,920,000 Kaufman & Broad Home Corp.                                4,889,250
            Senior Notes, 7.75%, 10/15/2004
  4,035,000 Unisys Corp.,                                             4,579,725
            11.75%, 10/15/2004,
            Callable 10/15/2001 @103.92
  3,210,000 Tenet Healthcare Corp.                                    3,246,209
            Senior Notes, 8.00%, 01/15/2005
  2,385,000 Verio Inc. Senior Notes,                                  2,557,913
            10.375%, 04/01/2005,
            Callable 04/01/2002 @105.19
  4,965,000 Chesapeake Energy Senior Notes                            4,170,600
            Series B, 9.625%,
            05/01/2005
  2,835,000 NVR Inc. Senior Notes,                                    2,792,475
            8.00%, 06/01/2005,
            Callable 06/01/2003 @104
  1,000,000 Westpoint Stevens Inc.,                                   1,030,000
            7.875%, 06/15/2005
  6,105,000 Jones International Networks Ltd.,                        4,029,300
            11.75%, 07/01/2005,
            Callable 07/01/2003 @105.87
  3,725,000 Worldwide Fibre Inc. Senior Notes,                        3,929,875
            Rule 144A, 12.50%, 12/15/2005,
            Callable 12/15/2003 @106.25
  2,120,000 Allied Waste North America Inc.                           2,067,000
            Series B, 7.625%, 01/01/2006
  3,770,000 Federal-Mogul Co., Rule 144A,                             3,686,231
            7.375%, 01/15/2006
  7,150,000 Echostar DBS Corp. Senior Notes,                          7,418,125
            Rule 144A, 9.25%, 02/01/2006,
            Callable 02/01/2003 @104.63
  5,040,000 Generac Portable Products,                                5,254,200
            Rule 144A, 11.25%, 07/01/2006
    660,000 Ball Corp. Senior Notes, Rule 144A,                         684,750
            7.75%, 08/01/2006
    750,000 Consumers Packaging Inc. Senior                             774,375
            Notes, Rule 144A, 9.75%, 02/01/2007,
            Callable 02/01/2003 @100
  1,925,000 RCN Corp. Senior Discount Notes,                          1,299,375
            0.00%, 10/15/2007
  2,050,000 MDC Holdings Inc.,                                        2,024,375
            8.375%, 02/01/2008
  3,640,000 Standard Pacific Corp.,                                   3,512,600
            8.00%, 02/15/2008
            Callable 02/15/2003 @104
  3,150,000 Interface Inc. Senior Notes,                              3,091,221
            7.30%, 04/01/2008

6   Sanford C. Bernstein Fund, Inc.--1999 Semiannual Report

-------------------------------------------------------------------------------
Principal
Amount      Description                                           Market Value
-------------------------------------------------------------------------------
  1,240,000 Pool Energy Services Co.                              $   1,249,300
            Senior Subordinated Notes,
            8.625%, 04/01/2008
  2,225,000 Beazer Homes USA Senior Notes,                            2,147,125
            8.875%, 04/01/2008,
            Callable 04/01/2003 @104.44
  1,212,744 Continental Airlines Inc.,                                1,319,059
            11.50%, 04/02/2008
  2,360,000 P&L Coal Holdings Corp.,                                  2,475,050
            9.625%, 05/15/2008, Callable
            05/15/2003 @104.81
  4,990,000 Loewen Group International Inc.                           2,632,225
            Senior Guaranteed Notes, Rule 144A,
            7.60%, 06/01/2008
  1,495,000 Tenet Healthcare Corp.                                    1,450,404
            Senior Notes, Rule 144A,
            7.625%, 06/01/2008
  1,090,000 United Rentals Inc., Rule 144A,                           1,106,350
            9.50%, 06/01/2008
  6,355,000 Hadco Corp.,                                              6,307,337
            9.50%, 06/15/2008
  4,610,000 United Rentals Inc. Senior                                4,621,525
            Subordinated Notes,
            8.80%, 08/15/2008
  2,920,000 Great Lakes Dredge & Dock,                                3,109,800
            Rule 144A, 11.25%, 08/15/2008
            Callable 08/15/2003 @105.63
  1,770,000 Niagara Mohawk Power Corp.                                1,909,211
            Senior Notes Series G,
            7.75%, 10/01/2008
  5,645,000 Cogentrix Energy Inc. Senior Notes,                       5,927,250
            Rule 144A, 8.75%, 10/15/2008
  6,350,000 Agrilink Foods Inc. Senior                                6,778,625
            Subordinated Notes, Rule 144A,
            11.875%, 11/01/2008
 11,150,000 Level 3 Communications Inc.                               7,024,500
            Senior Discount Notes, Rule 144A,
            0.00%, 12/01/2008,
            Callable 12/01/2003 @105.25
  6,500,000 Primark Corp. Senior Subordinated                         6,605,625
            Notes, Rule 144A, 9.25%, 12/15/2008,
            Callable 12/15/2003 @105.63
  2,430,000 Federal-Mogul Co., Rule 144A,                             2,373,867
            7.50%, 01/15/2009
  4,230,000 Group Maintenance America Corp.                           4,335,750
            Senior Subordinated Notes,
            Rule 144A, 9.75%, 01/15/2009,
            Callable 01/15/2004 @104.88
  5,220,000 D.R. Horton Inc., 8.00%, 02/01/2009                       5,128,650
  1,265,000 California Steel Industrial Inc. Senior                   1,265,000
            Notes, Rule 144A, 8.50%, 04/01/2009
  3,290,000 Grove Holdings LLC Senior Discount                        2,738,925
            Development Notes, Rule 144A,
            0.00%, 05/01/2009
  6,605,000 Grove Holdings LLC Senior Discount                        2,410,825
            Development Notes, Rule 144A,
            0.00%, 05/01/2009
-------------------------------------------------------------------------------
Principal
Amount      Description                                           Market Value
-------------------------------------------------------------------------------
  5,750,000 Vintage Petroleum Inc. Senior                         $   5,807,500
            Subordinated Note, Rule 144A,
            9.75%, 06/30/2009,
            Callable 02/01/2004 @104.87
  5,525,000 Monterrey Power, Rule 144A,                               4,613,375
            9.625%, 11/15/2009
  3,865,000 CSC Holdings Inc.,                                        3,932,637
            7.875%, 02/15/2018
 12,570,000 Anadarko Petroleum Corp.                                 12,357,064
            Debentures, 7.20%, 03/15/2029
                                                                  -------------
Total High Yield (Cost $238,576,003)                                232,109,187
                                                                  -------------
-------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS:                                            2.18%
-------------------------------------------------------------------------------
  9,420,000 CP Limited Partnership Senior                             9,645,798
            Notes, 8.75%, 03/02/2000
  7,745,000 First Industrial LP,                                      7,796,659
            6.50%, 04/05/2001
  9,645,000 Omega Healthcare Investments Inc.,                        9,158,603
            6.95%, 06/15/2002
 10,545,000 Trinet Corp. Realty Trust,                               10,573,735
            6.75%, 03/01/2003
 12,735,000 Security Capital Group Inc.,                             12,397,268
            Rule 144A, 6.95%, 06/15/2005
  6,455,000 EOP Operating LP, Rule 144A,                              6,274,136
            7.25%, 02/15/2018
                                                                  -------------
Total Real Estate Investment Trusts
(Cost $56,599,644)                                                   55,846,199
                                                                  -------------
Total U.S. Dollar Investments
(Cost $2,691,653,327)                                             2,677,653,763
                                                                  -------------
-------------------------------------------------------------------------------
NON-U.S. DOLLAR INVESTMENTS:                                              3.15%
-------------------------------------------------------------------------------
CANADA INDUSTRIAL-CANADIAN DOLLAR DENOMINATED:                            0.25%
-------------------------------------------------------------------------------
C$ 9,945,000

            Trizec Hahn Corp.,                                        6,478,580
            6.00%, 09/03/2002
                                                                  -------------
Total Canada Industrial-Canadian Dollar
Denominated (Cost $6,363,886)                                         6,478,580
                                                                  -------------
-------------------------------------------------------------------------------
GERMANY GOVERNMENT-EURO DENOMINATED:                                      1.14%
-------------------------------------------------------------------------------
EU 22,875,198

            Deutschland Republic,                                    29,138,883
            6.25%, 01/04/2024
                                                                  -------------
Total Germany Government-
Euro Denominated (Cost $32,597,825)                                  29,138,883
-------------------------------------------------------------------------------
ITALY FINANCE-EURO DENOMINATED:                                           0.79%
-------------------------------------------------------------------------------
EU 36,345,000,000

            SCCR Ltd.,                                               20,224,721
            4.838%, 05/15/2000 (Note F, p. 8)
                                                                  -------------
Total Italy Finance-Euro Denominated
(Cost $20,734,921)                                                   20,224,721
                                                                  -------------

                            Schedule of Investments--Taxable Bond Portfolio   7

-------------------------------------------------------------------------------
Principal
Amount      Description                                           Market Value
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
UNITED KINGDOM FINANCE-
BRITISH POUND DENOMINATED:                                                0.97%
-------------------------------------------------------------------------------
BP 12,700,000
            Capital One Master Trust,                              $ 20,639,594
            7.625%, 08/10/1999
BP 2,625,000
            General Motors Acceptance Corp.,                          4,195,676
            Floating Rate Note,
            7.938%, 09/25/2002 (Note F, below)
                                                                  -------------
Total United Kingdom Finance-
British Pound Denominated (Cost $25,883,372)                         24,835,270
                                                                  -------------
Total Non-U.S. Dollar Investments
(Cost $85,580,004)                                                   80,677,454
                                                                  -------------
-------------------------------------------------------------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
Total Investments (Cost $2,777,233,331)            107.80%       $2,758,331,217
(Note H, below)
Cash and Other Assets, Less Liabilities             (7.80)        (199,613,330)
                                                   -------       --------------
Net Assets (Equivalent to $13.04
per share based on 196,269,666
shares of capital stock outstanding)               100.00%       $2,558,717,887
                                                   =======       ==============
-------------------------------------------------------------------------------
SHORT FUTURES CONTRACTS
-------------------------------------------------------------------------------
                                                   Contract      Unrealized
Quantity  Description                               Amount      Appreciation
-------------------------------------------------------------------------------
462       U.S. 30 Year Treasury                   $55,915,063    $   215,188
          Bond June 1999
39        U.S. 10 Year Treasury                     4,508,156         35,344
          Note June 1999
                                                                 -----------
Total Short Futures Contracts                                    $   250,532
                                                                 ===========
-------------------------------------------------------------------------------
FOREIGN CURRENCIES
-------------------------------------------------------------------------------
Quantity          Description                                       Market Value
-------------------------------------------------------------------------------
1,226        Australian Dollar                                      $       778
91,705       British Pound                                              148,057
1,862,587    Euro                                                     2,013,921
                                                                    -----------
Total Foreign Currencies                                            $ 2,162,756
                                                                  -------------
-------------------------------------------------------------------------------
(A) $1,200,000 principal amount pledged as collateral for futures transactions
(B) $71,000,000 principal amount segregated as collateral for futures transactions
(C) $89,500,000 principal amount segregated as collateral for when-issued securities
(D) $113,500,000 principal amount segregated as collateral for when-issued securities
(E) $70,000,000 principal amount segregated as collateral for when-issued securities
(F) Fair-valued security
(G) When-issued security
(H) At March 31, 1999, the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.

                        Sanford C. Bernstein Fund, Inc.
                            Schedule of Investments
                    Bernstein Short Duration Plus Portfolio
                           March 31, 1999 (Unaudited)
-------------------------------------------------------------------------------
Principal
Amount      Description                                          Market Value*
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
U.S. DOLLAR INVESTMENTS:                                                 97.78%
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS:                                                  17.89%
--------------------------------------------------------------------------------
Commercial Paper: 9.31%
  5,589,000 Prudential Funding Corp.,                               $ 5,589,000
            Discount rate 5.05%, 04/01/1999
 22,345,000 Ford Motor Credit Co.,                                   22,239,854
            Discount rate 4.84%, 05/06/1999
 23,585,000 General Electric,                                        23,473,790
            Discount rate 4.85%, 05/06/1999
                                                                  -------------
Total Commercial Paper (Cost $51,302,645)                            51,302,644
                                                                  -------------
U.S. Government Agencies: 8.58%
 31,725,000 Federal Farm Credit Bank                                 31,620,942
            Consolidated Discount Notes,
            Discount rate 4.71%, 04/26/1999
  5,747,000 Federal Farm Credit Bank                                  5,725,161
            Consolidated Discount Notes,
            Discount rate 4.72%, 04/30/1999
 10,000,000 Federal Farm Credit Bank                                  9,946,500
            Consolidated Discount Notes,
            Discount rate 4.72%, 05/12/1999
                                                                  -------------
Total U.S. Government Agencies
(Cost $47,292,626)                                                   47,292,603
                                                                  -------------
Total Short-Term Investments
(Cost $98,595,271)                                                   98,595,247
                                                                  -------------
-------------------------------------------------------------------------------
U.S. TREASURY INFLATION PROTECTION SECURITY:                             14.73%
-------------------------------------------------------------------------------
 81,663,938 3.625%, 07/15/2002                                       81,153,538
            (Notes A, B & C, p. 13)
                                                                  -------------
Total U.S. Treasury Inflation Protection
Security (Cost $81,625,041)                                          81,153,538
                                                                  -------------
-------------------------------------------------------------------------------
MORTGAGE DERIVATIVES:                                                     0.36%
-------------------------------------------------------------------------------
    170,885 Prudential Home Mortgage                                    170,471
            Securities Series 1993-54 Class A6,
            6.50%, 01/25/2024
    754,642 G.E. Capital Mortgage Services,                             757,129
            Inc. Series 1994-5 Class A4,
            6.50%, 02/25/2024
    395,403 G.E. Capital Mortgage Services,                             397,066
            Inc. Series 1994-11 Class A1,
            6.50%, 03/25/2024
    669,393 Prudential Home Mortgage                                    676,797
            Securities Series 1994-15 Class A1,
            8.00%, 05/25/2024
                                                                  -------------
Total Mortgage Derivatives
(Cost $1,963,066)                                                     2,001,463
                                                                  -------------

*See Note 1, page 22 in Notes to Financial Statements.

8   Sanford C. Bernstein Fund, Inc.--1999 Semiannual Report

-------------------------------------------------------------------------------
Principal
Amount      Description                                           Market Value
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES:                                   12.52%
-------------------------------------------------------------------------------
  2,752,875 Morgan Stanley Capital Inc.                             $ 2,773,260
            Series 1997-ALIC Class A1A,
            6.30%, 10/15/2000
  2,725,000 Morgan Stanley Capital Inc.                               2,760,330
            Series 1997-ALIC Class A1B,
            6.44%, 11/15/2002
  2,203,297 DLJ Mortgage Acceptance Corp.                             2,291,220
            Series 1993-MF12 Class A1,
            7.35%, 09/18/2003
    775,125 Allied Capital Commercial Mortgage                          772,663
            Trust Series 1998-1 Class A,
            Rule 144A, 6.31%, 09/25/2003
            (Note D, p. 13)
  2,764,695 DLJ Mortgage Acceptance Corp.                             2,856,226
            Series 1994-MF11 Class A1,
            8.10%, 06/18/2004 (Note D, p. 13)
  2,495,000 Morgan Stanley Capital I                                  2,534,032
            Series 1997-LB1 Class A2,
            Rule 144A, 6.86%, 07/15/2005
            (Note D, p. 13)
  4,396,124 Chase Commercial Mortgage                                 4,665,804
            Securities Corp. Series 1996-1
            Class A1, 7.60%, 12/18/2005
  4,215,000 Morgan Stanley Capital I Series                           4,311,389
            1996-WFI Class A2, Rule 144A,
            7.22%, 01/16/2006 (Note D, p. 13)
  1,472,190 Federal National Mortgage Association                     1,470,403
            Series 1998-M2 Class A,
            5.929%, 05/25/2006
  2,993,568 Prudential Securities Secured                             3,006,485
            Financing Corp. Series 1998-C1
            Class A1A1, 6.105%, 09/15/2007
  6,087,479 Federal National Mortgage                                 6,134,505
            Association-ACES Series 1998 M4
            Class A, 6.06%, 09/25/2011
  3,045,000 Fairfax Funding Trust Series 1998-1A                      3,012,507
            Class A, Rule 144A,
            6.483%, 04/02/2013 (Note D, p. 13)
  2,619,503 FMAC Loan Receivables Trust                               2,593,154
            Series 1998-A Class A1,
            6.20%, 09/15/2020 (Note D, p. 13)
  2,124,287 FDIC Remic Trust Commercial Mortgage                      2,121,323
            Class 1996-C1, 6.75%,
            05/25/2026
  3,184,740 Goldman Sachs Mortgage Securities                         3,259,676
            Corp. II Series 1996-PL Class A1,
            7.02%, 02/15/2027
  1,156,421 RMF Commercial Series 1995-1                              1,160,981
            Class A2, 7.10%, 11/28/2027
            (Note D, p. 13)
  2,423,137 J. P. Morgan Commercial Mortgage                          2,430,103
            Finance Corp. Series 1997-C4
            Class A1, 6.939%, 12/25/2028
  2,708,606 First Union Lehman Brothers                               2,784,379
            Commercial Mortgage Series 1997-C1
            Class A1, 7.15%, 04/18/2029
-------------------------------------------------------------------------------
Principal
Amount      Description                                           Market Value
-------------------------------------------------------------------------------
  3,774,983 J. P. Morgan Commercial Mortgage                      $   3,804,636
            Finance Corp. Series 1998-C6
            Class A1, 6.373%, 01/15/2030
  2,885,794 LB Commercial Conduit Mortgage                            2,915,878
            Trust Series 1998-C1 Class A1,
            6.33%, 02/18/2030
  4,242,560 Credit Suisse First Boston                                4,230,744
            Mortgage Securities Corp.
            Series 1998-C2 Class A1,
            5.96%, 11/17/2030
  2,900,848 Credit Suisse First Boston                                2,939,125
            Mortgage Securities Corp.
            Series 1997-C2 Class A1,
            6.40%, 01/17/2035
  4,139,475 First Union Lehman Brothers-Bank of                       4,178,614
            America Series 1998-C2 Class A1,
            6.28%, 11/18/2035
                                                                  -------------
Total Commercial Mortgage-Backed Securities
(Cost $68,971,893)                                                   69,007,437
                                                                  -------------
-------------------------------------------------------------------------------
MORTGAGE PASS-THROUGHS:                                                   2.84%
-------------------------------------------------------------------------------
      4,485 Government National Mortgage                                  4,792
            Association Pool #183717,
            9.00%, 11/15/2016
  7,176,968 Government National Mortgage                              7,576,367
            Association Pool #780772,
            8.00%, 12/15/2017
  4,278,597 Federal National Mortgage                                 4,493,853
            Association Pool #313335,
            8.50%, 12/01/2024
  2,485,000 Federal Home Loan Mortgage                                2,478,012
            Corp. Pool TBA,
            6.50%, 04/14/2029 (Note E, p. 13)
  1,105,000 Federal National Mortgage                                 1,100,856
            Association Pool TBA,
            6.50%, 04/14/2029 (Note E, p. 13)
                                                                  -------------
Total Mortgage Pass-Throughs
(Cost $15,597,893)                                                   15,653,880
                                                                  -------------
-------------------------------------------------------------------------------
FINANCE:                                                                 16.63%
-------------------------------------------------------------------------------
  2,740,000 Capital One Bank Medium-Term Notes,                       2,745,535
            6.83%, 05/17/1999
  5,070,000 General Motors Acceptance Corp.,                          5,104,527
            8.625%, 06/15/1999
  5,575,000 Associates Corp. of North America                         5,626,011
            Notes, 7.25%, 09/01/1999
  5,320,000 Chase Manhattan Corp.,                                    5,398,736
            7.75%, 11/01/1999
  2,795,000 Associates Corp. of North America                         2,857,189
            Notes, 8.35%, 12/09/1999
  5,725,000 Golden West Financial,                                    5,784,311
            7.00%, 01/15/2000
  2,500,000 Paine Webber Group, Inc.                                  2,525,050
            Subordinated Medium-Term Notes,
            7.70%, 02/11/2000

                           Schedule of Investments--Taxable Bond Portfolios   9

-------------------------------------------------------------------------------
Principal
Amount      Description                                           Market Value
-------------------------------------------------------------------------------
  5,795,000 Ford Motor Credit Co. Medium-Term                     $   5,824,670
            Notes, 5.73%, 02/23/2000
  4,500,000 Key Bank North America,                                   4,498,871
            5.75%, 04/25/2000
  1,500,000 Paine Webber Group, Inc.                                  1,490,745
            Subordinated Medium-Term Notes,
            5.963%, 07/20/2000
  6,815,000 Case Credit Corp. Medium-Term                             6,820,691
            Notes, 5.95%, 08/01/2000
  2,895,000 Lehman Brothers Holdings, Inc.                            2,921,541
            Senior Subordinated Notes,
            6.625%, 11/15/2000
  2,775,000 Salomon Inc. Medium-Term Notes,                           2,817,236
            6.625%, 11/30/2000
  3,320,000 Heller Financial Inc. Medium-Term                         3,302,407
            Notes, 5.48%, 02/05/2001
  3,000,000 Boeing Capital Corp. Medium-Term                          3,016,665
            Notes, 5.56%, 02/05/2001
            (Note D, p. 13)
  2,935,000 Textron Financial Corp.                                   2,918,919
            Medium-Term Notes, Rule 144A,
            5.66%, 02/16/2001 (Note D, p. 13)
  2,470,000 Heller Financial Inc. Medium-Term                         2,475,622
            Notes, 5.746%, 02/26/2001
            (Note D, p. 13)
  5,760,000 Transamerica Finance Corp.                                5,778,547
            Medium-Term Notes,
            5.89%, 03/05/2001 (Note D, p. 13)
  2,860,000 Boeing Capital Corp. Medium-Term                          2,884,659
            Notes, 6.35%, 07/26/2001
            (Note D, p. 13)
  5,800,000 Merrill Lynch & Co., Inc.                                 5,819,105
            Medium-Term Notes,
            5.73%, 02/26/2002 (Note D, p. 13)
  5,365,000 General Motors Acceptance Corp.                           5,390,430
            Medium-Term Notes,
            5.91%, 03/11/2002
  5,845,000 Korea Development Bank, Global                            5,640,659
            Bond, U.S. Dollar Denominated
            Notes, 7.25%, 05/15/2006
                                                                  -------------
Total Finance (Cost $91,318,686)                                     91,642,126
                                                                  -------------
-------------------------------------------------------------------------------
INDUSTRIAL:                                                               8.25%
-------------------------------------------------------------------------------
  2,875,000 Sears Roebuck Acceptance Corp.                            2,893,860
            Medium-Term Notes,
            6.27%, 11/15/1999
  3,100,000 Norfolk Southern Corp.,                                   3,140,207
            6.70%, 05/01/2000
  1,500,000 Owens Corning Medium-Term Notes,                          1,517,805
            7.00%, 05/15/2000
  4,820,000 Whirlpool Corp.,                                          5,013,860
            9.50%, 06/15/2000
  3,600,000 Rite Aid Corp., Rule 144A,                                3,565,980
            5.50%, 12/15/2000
  5,500,000 Tyco International Group S.A.,                            5,531,130
            6.125%, 06/15/2001
-------------------------------------------------------------------------------
Principal
Amount      Description                                           Market Value
-------------------------------------------------------------------------------

  3,730,000 Burlington North Sante Fe Pacific,                    $   3,941,416
            8.375%, 11/01/2001
  2,795,000 Union Oil Co. of California Medium-                       2,904,983
            Term Notes, 7.64%, 04/22/2002
  4,200,000 TTX Co.,                                                  4,170,894
            6.29%, 05/15/2002
  4,950,000 Apache Corp.,                                             5,346,297
            9.25%, 06/01/2002
  1,495,000 Interpool Inc.,                                           1,375,520
            6.625%, 03/01/2003
  1,525,000 Healthsouth Corp.,                                        1,250,500
            3.25%, 04/01/2003,
            Callable 04/05/2001 @101.30
  1,895,000 Champion International Corp.,                             1,906,275
            6.40%, 02/15/2026,
            Putable on 02/15/2006 @100
  3,000,000 Merck & Co. Medium-Term Notes,                            2,923,140
            5.76%, 05/03/2037, Putable Annually
            05/03/1999-05/03/2036 @100
                                                                  -------------
Total Industrial (Cost $45,743,112)                                  45,481,867
                                                                  -------------
-------------------------------------------------------------------------------
TAXABLE MUNICIPALS:                                                       4.10%
-------------------------------------------------------------------------------
  3,945,000 Chicago, Illinois Tax Increment                           3,951,036
            Allocation Series B, 6.00%, 06/01/1999
  3,605,000 New York City General Obligation                          3,614,481
            Series B, 5.95%, 08/01/1999
  5,250,000 New York City General Obligation                          5,270,318
            Series E, 6.35%, 08/01/1999
  1,490,000 New York State Environmental Facilities                   1,496,243
            Series A, 6.31%, 09/15/1999
  5,800,000 Richmond County, Georgia                                  5,800,000
            Development Authority Industrial
            Development Revenue, Monsanto Co.
            Project, 6.00%, 06/01/2020,
            Putable 06/01/1999 @100
  2,490,000 Torrance, California Redevelopment                        2,488,008
            Agency, Taxable Refunding Tax
            Allocation Senior Lien,
            6.81%, 09/01/2028
                                                                  -------------
Total Taxable Municipals (Cost $22,574,566)                          22,620,086
                                                                  -------------
-------------------------------------------------------------------------------
ASSET-BACKED SECURITIES:                                                 10.02%
-------------------------------------------------------------------------------
    500,000 Health Care Receivables,                                    502,243
            Securitization Program Notes
            Series 1997-1 Class A, Rule 144A,
            6.339%, 07/01/2000
  1,700,000 Health Care Receivables,                                  1,706,095
            Securitization Program Notes
            Series 1996-1 Class A, Rule 144A,
            7.20%, 07/01/2000 (Note D, p. 13)
  5,310,000 Copelco Capital Funding Corp.                             5,326,541
            Series 1998-A Class A2,
            5.78%, 08/15/2000
  8,635,000 Felco Funding II Series 1998-1                            8,650,388
            Class A1, Rule 144A,
            5.97%, 10/15/2000 (Note D, p. 13)

10   Sanford C. Bernstein Fund, Inc.--1999 Semiannual Report

-------------------------------------------------------------------------------
Principal
Amount      Description                                           Market Value
-------------------------------------------------------------------------------
    498,557 TLFC IV Equipment Lease Trust                         $     499,991
            Series 1996-1 Class A,
            5.98%, 11/20/2002
  7,395,000 Case Equipment Loan Trust Series                          7,419,514
            1998-B Class A3, 5.81%, 05/15/2003
  1,380,000 The Money Store Auto Trust Series                         1,395,518
            1996-2, 6.435%, 06/20/2003
  2,900,000 Pemex Finance Ltd., Rule 144A,                            2,900,740
            6.125%, 11/15/2003
    723,370 Newcourt Receivables Asset Trust                            724,878
            Series 1996-2, Asset-Backed Note
            Class A, 6.87%, 06/20/2004
    150,923 Copelco Capital Funding Corp. II,                           153,182
            Class A Lease-Backed Notes Series
            1996-A, 6.34%, 07/20/2004
    479,487 Copelco Capital Funding Corp. II,                           482,073
            Class B Lease-Backed Notes Series
            1996-A, 6.59%, 07/20/2004
  2,432,027 Capital Asset Research Funding,                           2,443,054
            Rule 144A, 6.40%, 12/15/2004
            (Note D, p. 13)
    606,372 Newcourt Receivables Asset Trust                            607,176
            Series 1996-3, Asset-Backed Note
            Class A, 6.24%, 12/20/2004
  6,250,000 Newcourt Receivables Asset Trust                          6,293,719
            Series 1997-1, Asset-Backed Note
            Class A4, 6.193%, 05/20/2005
  1,970,795 New York City Tax Lien Trust                              1,985,562
            Series 1997-1 Class A, Rule 144A,
            6.46%, 05/25/2005 (Note D, p. 13)
    118,980 New York City Tax Lien Trust                                119,815
            Series 1997-1 Class B, Rule 144A,
            6.56%, 05/25/2005 (Note D, p. 13)
  5,387,167 Green Tree Financial Corp.                                5,428,836
            Series 1997-1 Class A3,
            6.17%, 09/20/2005
    991,383 ABFS Equipment Contract Trust                               994,454
            Series 1998-A Class A,
            6.10%, 10/15/2005 (Note D, p. 13)
  2,029,110 Capital Asset Research Funding                            2,035,072
            1998 A Tax Lien,
            5.905%, 12/15/2005 (Note D, p. 13)
  1,547,030 New York City Tax Lien Trust                              1,548,700
            Series 1998-1 Class A, Rule 144A,
            5.93%, 07/25/2006 (Note D, p. 13)
  1,442,989 Green Tree Financial Corp.                                1,438,646
            Series 1996-A Class A1,
            5.55%, 02/15/2018
  2,572,225 Green Tree Recreational Equipment                         2,588,057
            & Consumer Trust Series 1998-A
            Class A1C, 6.18%, 06/15/2019
                                                                  -------------
Total Asset-Backed Securities
(Cost $55,006,660)                                                   55,244,254
                                                                  -------------
-------------------------------------------------------------------------------
Principal
Amount      Description                                           Market Value
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
HIGH YIELD:                                                               6.53%
-------------------------------------------------------------------------------
    295,000 Loewen Group International,                           $     206,545
            Rule 144A, 6.70%, 10/01/1999
            (Note D, p. 13)
  1,500,000 Advanta Corp. Medium-Term Notes,                          1,468,020
            6.574%, 01/27/2000
    265,000 Century Communications Corp.,                               273,613
            9.50%, 08/15/2000
    855,000 Niagara Mohawk Power Corp.                                  863,832
            Senior Notes Series B,
            7.00%, 10/01/2000
    755,000 Revlon Worldwide,                                           468,100
            0.00%, 03/15/2001
    800,000 Continental Airlines Inc.,                                  822,000
            9.50%, 12/15/2001
    839,000 Fleming Companies Inc.                                      867,316
            Senior Notes, 10.625%, 12/15/2001,
            Callable 12/15/1999 @103
  1,515,000 Adelphia Communications,                                  1,590,750
            9.25%, 10/01/2002
    445,000 Tenet Healthcare Corp. Senior Notes,                        448,004
            7.875%, 01/15/2003
    790,000 Century Communications Corp.,                               570,775
            0.00%, 03/15/2003
  1,140,000 Loewen Group International, Inc.,                           604,200
            7.20%, 06/01/2003
    820,000 US Air Inc.,                                                866,125
            9.625%, 09/01/2003
  1,620,000 Veritas DGC Inc., Rule 144A,                              1,643,446
            9.75%, 10/15/2003,
            Callable 10/15/2000 @104.87
            (Note D, p. 13)
    790,000 Allied Waste North America Inc.                             772,225
            Series B, 7.375%, 01/01/2004
    429,258 America West Airlines,                                      447,498
            10.50%, 01/02/2004 (Note D, p. 13)
    860,000 Verio Inc. Senior Notes,                                    999,750
            13.50%, 06/15/2004,
            Callable 06/15/2002 @106.75
    750,000 Kaufman & Broad Home Corp.                                  745,313
            Senior Notes, 7.75%, 10/15/2004
    605,000 Unisys Corp., 11.75%, 10/15/2004,                           686,675
            Callable 10/15/2001 @103.92
    565,000 Tenet Healthcare Corp.                                      571,373
            Senior Notes, 8.00%, 01/15/2005
    575,000 Verio Inc. Senior Notes,                                    616,688
            10.375%, 04/01/2005,
            Callable 04/01/2002 @105.19
    600,000 NVR Inc. Senior Notes,                                      591,000
            8.00%, 06/01/2005,
            Callable 06/01/2003 @104
    250,000 Westpoint Stevens Inc.,                                     257,500
            7.875%, 06/15/2005
    745,000 Jones International Networks Ltd.,                          491,700
            11.75%, 07/01/2005,
            Callable 07/01/2003 @ 105.87

                          Schedule of Investments--Taxable Bond Portfolios   11

--------------------------------------------------------------------------------
Principal
Amount      Description                                           Market Value
--------------------------------------------------------------------------------
    615,000 Worldwide Fibre Inc. Senior Notes,                    $     648,825
            Rule 144A, 12.50%, 12/15/2005,
            Callable 12/15/2003 @106.25
    480,000 Allied Waste North America Inc.                             468,000
            Series B, 7.625%, 01/01/2006
    515,000 Federal-Mogul Co., Rule 144A,                               503,557
            7.375%, 01/15/2006
  1,575,000 Echostar DBS Corp. Senior Notes,                          1,634,063
            Rule 144A, 9.25%, 02/01/2006,
            Callable 02/01/2003 @104.63
  2,170,000 Agco Corp. Senior Subordinated                            2,034,375
            Notes, 8.50%, 03/15/2006
    830,000 Generac Portable Products,                                  865,275
            Rule 144A, 11.25%, 07/01/2006,
            Callable 07/01/2002 @107.625
    170,000 Consumers Packaging Inc. Senior                             175,525
            Notes, Rule 144A, 9.75%, 02/01/2007,
            Callable 02/01/2003 @100
    540,000 Standard Pacific Corp.,                                     521,100
            8.00%, 02/15/2008,
            Callable 02/15/2003 @104
    595,000 Interface Inc. Senior Notes,                                583,897
            7.30%, 04/01/2008
    195,000 Pool Energy Services Co. Senior                             196,463
            Subordinated Notes,
            8.625%, 04/01/2008
    605,000 Beazer Homes USA Senior Notes,                              583,825
            8.875%, 04/01/2008,
            Callable 04/01/2003 @104.44
    715,084 Continental Airlines Inc.,                                  777,772
            11.50%, 04/02/2008
    345,000 P&L Coal Holdings Corp.,                                    361,819
            9.625%, 05/15/2008,
            Callable 05/15/2003 @104.81
    410,000 United Rentals Inc.,                                        416,150
            9.50%, 06/01/2008
  1,090,000 Hadco Corp.,                                              1,081,825
            9.50%, 06/15/2008
    675,000 United Rentals Inc.                                         676,688
            Senior Subordinated Notes,
            8.80%, 08/15/2008
    410,000 Great Lakes Dredge & Dock,                                  436,650
            Rule 144A, 11.25%, 08/15/2008,
            Callable 08/15/2003 @105.63
    800,000 Cogentrix Energy Inc. Senior                                840,000
            Notes, Rule 144A,
            8.75%, 10/15/2008
  1,500,000 Agrilink Foods Inc. Senior                                1,601,250
            Subordinated Notes, Rule 144A,
            11.875%, 11/01/2008
  1,850,000 Level 3 Communications Inc.                               1,165,500
            Senior Notes, Rule 144A,
            0.00%, 12/01/2008,
            Callable 12/01/2003 @105.25
--------------------------------------------------------------------------------
Principal
Amount      Description                                           Market Value
--------------------------------------------------------------------------------
    875,000 Primark Corp. Senior Subordinated                     $     889,219
            Notes, Rule 144A,
            9.25%, 12/15/2008,
            Callable 12/05/2003 @105.63
    320,000 Federal-Mogul Co., Rule 144A,                               312,608
            7.50%, 01/15/2009
    975,000 Group Maintenance America Corp.                             999,375
            Senior Subordinated Notes,
            Rule 144A, 9.75%, 01/15/2009,
            Callable 01/15/2004 @104.87
  1,305,000 Vintage Petroleum Inc. Senior                             1,318,050
            Subordinated Notes, Rule 144A,
            9.75%, 06/30/2009,
            Callable 02/01/2004 @104.88
                                                                  -------------
Total High Yield (Cost $36,469,805)                                  35,964,259
                                                                  -------------
-------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS:                                            2.88%
-------------------------------------------------------------------------------
  2,365,000 Post Apartment Homes LP,                                  2,376,707
            6.22%, 12/31/1999
  2,880,000 CP Limited Partnership Senior                             2,949,034
            Notes, 8.75%, 03/02/2000
  2,860,000 Archstone Communities Trust                               2,817,383
            Medium-Term Notes,
            6.17%, 10/13/2000 (Note D, p. 13)
  2,930,000 First Industrial LP, 6.50%, 04/05/2001                    2,949,543
  3,145,000 Archstone Communities Trust                               3,106,417
            Medium-Term Notes,
            6.37%, 10/15/2001
  1,725,000 Security Capital Group Inc.,                              1,679,253
            6.95%, 06/15/2005
                                                                  -------------
Total Real Estate Investment Trusts
(Cost $15,945,782)                                                   15,878,337
                                                                  -------------
-------------------------------------------------------------------------------
INSURED-GUARANTEED:                                                       1.03%
-------------------------------------------------------------------------------
  5,635,000 Dutchess County New York Resource                         5,661,641
            Recovery Agency, Taxable Solid
            Waste Systems, Series A, MBIA,
            5.93%, 01/01/2014,
            Putable 11/15/1999 @100
                                                                  -------------
Total Insured-Guaranteed (Cost $5,635,000)                            5,661,641
                                                                  -------------
Total U.S. Dollar Investments
(Cost $539,446,775)                                                 538,904,135
                                                                  -------------
-------------------------------------------------------------------------------
NON-U.S. DOLLAR INVESTMENTS:                                               2.05%
-------------------------------------------------------------------------------
CANADA INDUSTRIAL-CANADIAN DOLLAR
DENOMINATED:                                                               0.15%
-------------------------------------------------------------------------------
C$ 3,279,937
            Trizec Hahn Corp.,                                          846,873
            6.00%, 09/03/2002
                                                                  -------------

Total Canada Industrial-Canadian Dollar
Denominated (Cost $831,881)                                             846,873
                                                                  -------------

12   Sanford C. Bernstein Fund, Inc.--1999 Semiannual Report

--------------------------------------------------------------------------------
Principal
Amount      Description                                           Market Value
--------------------------------------------------------------------------------
-------------------------------------------------------------------------------
GERMANY GOVERNMENT-EURO DENOMINATED:                                      0.76%
-------------------------------------------------------------------------------
EU 3,279,937
            Deutschland Republic,                                   $ 4,178,049
            6.25%, 01/04/2024
                                                                 --------------

Total Germany Government-Euro
Denominated (Cost $4,612,198)                                         4,178,049
                                                                 --------------
-------------------------------------------------------------------------------
ITALY FINANCE-EURO DENOMINATED:                                           0.50%
-------------------------------------------------------------------------------
EU 4,935,000,000
            SCCR Ltd.,                                                2,746,155
            4.838%, 05/15/2000 (Note D, below)
                                                                  -------------
Total Italy Finance-Euro
Denominated (Cost $2,815,431)                                         2,746,155
                                                                  -------------
-------------------------------------------------------------------------------
UNITED KINGDOM FINANCE-BRITISH POUND
DENOMINATED:                                                              0.64%
-------------------------------------------------------------------------------
BP 1,800,000

            Capital One Master Trust,                                 2,925,297
            7.625%, 08/10/1999

BP 375,000

            General Motors Acceptance Corp.,                            599,382
            Floating Rate Note,
            7.938%, 09/25/2002 (Note D, below)
                                                                  -------------
Total United Kingdom Finance-British Pound
Denominated (Cost $3,673,520)                                         3,524,679
                                                                  -------------
Total Non-U.S. Dollar Investments
(Cost $11,933,030)                                                   11,295,756
                                                                  -------------
-------------------------------------------------------------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
Total Investments (Cost $551,379,805)            99.83%            $550,199,891
(Note F, below)
Cash and Other Assets, Less Liabilities           0.17                  958,923
                                                ------             ------------
Net Assets (Equivalent to $12.44
per share based on 44,301,423
shares of capital stock outstanding)            100.00%            $551,158,814
                                                ======             ============
-------------------------------------------------------------------------------
LONG FUTURES CONTRACT
-------------------------------------------------------------------------------
                                                      Contract      Unrealized
Quantity  Description                                  Amount      Appreciation
-------------------------------------------------------------------------------
393       U.S. 2 Year Treasury                       $82,134,781    $   315,392
          Note June 1999
                                                                    -----------
Total Long Futures Contract                                         $   315,392
                                                                    ===========
-------------------------------------------------------------------------------
SHORT FUTURES CONTRACT
-------------------------------------------------------------------------------
                                                      Contract      Unrealized
Quantity  Description                                  Amount      Depreciation
-------------------------------------------------------------------------------

146       U.S. 30 Year Treasury                      $17,520,086    $  (82,040)
          Bond June 1999
                                                                    -----------
Total Short Futures Contract                                        $  (82,040)
                                                                    ===========
-------------------------------------------------------------------------------
FOREIGN CURRENCIES
-------------------------------------------------------------------------------
Quantity          Description                                     Market Value
-------------------------------------------------------------------------------

274          Australian Dollar                                      $       174
13,084       British Pound                                               21,123
445,751      Euro                                                       481,969
                                                                    -----------
Total Foreign Currencies                                            $   503,266
                                                                    ===========
-------------------------------------------------------------------------------
(A)  $1,300,000 principal amount pledged as collateral for futures transactions
(B) $68,500,000 principal amount segregated as collateral for futures transactions
(C) $4,300,000 principal amount segregated as collateral for when-issued securities
(D)  Fair-valued security
(E)  When-issued security
(F) At March 31, 1999 the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.

                          Schedule of Investments--Taxable Bond Portfolios   13

                         Sanford C. Bernstein Fund, Inc.
                             Schedule of Investments
                 Bernstein Government Short Duration Portfolio
                           March 31, 1999 (Unaudited)

--------------------------------------------------------------------------------
Principal
Amount      Description                                           Market Value*
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT:                                                     0.84%
-------------------------------------------------------------------------------
  1,085,000 State Street Bank & Trust Co.,                        $   1,085,000
            Repurchase Agreement, dated 03/31/1999,
            4.78%, maturing 04/01/1999 for $1,085,136
            collateral 1,030,000 principal amount
            U.S. Treasury Bond, 6.375%, 08/15/2027,
            value $1,111,113

Total Repurchase Agreement (Cost $1,085,000)                          1,085,000
                                                                  -------------
-------------------------------------------------------------------------------
U.S. TREASURY NOTES:                                                     55.56%
-------------------------------------------------------------------------------
 12,080,000 5.625%, 10/31/1999                                       12,140,400
            (Notes A, B & C, below)
 11,720,000 7.50%, 10/31/1999 (Note D, below)                        11,903,125
  3,515,000 5.50%, 02/29/2000                                         3,534,772
  5,465,000 6.75%, 04/30/2000                                         5,569,179
 15,000,000 6.375%, 05/15/2000                                       15,229,695
  6,930,000 5.75%, 11/15/2000                                         7,007,963
 16,245,000 6.625%, 06/30/2001                                       16,778,047
                                                                   ------------

Total U.S. Treasury Notes (Cost $71,979,320)                         72,163,181
                                                                  -------------
-------------------------------------------------------------------------------
U.S. TREASURY INFLATION PROTECTION SECURITY:                             14.30%
-------------------------------------------------------------------------------
 18,690,076 3.625%, 07/15/2002                                       18,573,263
                                                                  -------------
Total U.S. Treasury Inflation Protection Security
(Cost $18,676,152)                                                   18,573,263
                                                                  -------------
-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES:                                                27.55%
-------------------------------------------------------------------------------
  5,470,000 Federal Farm Credit Bank                                  5,437,459
            Medium-Term Notes,
            4.875%, 02/02/2001
  7,000,000 Federal Home Loan Mortgage                                6,969,697
            Corp., 5.00%, 02/15/2001
  6,940,000 Federal Home Loan Bank,                                   6,988,497
            5.625%, 03/19/2001
 13,670,000 Federal Home Loan Bank,                                  13,729,752
            5.50%, 08/13/2001
  2,685,000 Federal National Mortgage                                 2,649,963
            Association, 4.625%, 10/15/2001
                                                                  -------------
Total U.S. Government Agencies
(Cost $35,953,715)                                                   35,775,368
                                                                  -------------
-------------------------------------------------------------------------------
MORTGAGE PASS-THROUGHS:                                                   0.97%
-------------------------------------------------------------------------------
    522,875 Federal National Mortgage                                   550,330
            Association Pool #190274,
            8.50%, 10/01/2025

*See Note 1, page 22 in Notes to Financial Statements.

--------------------------------------------------------------------------------
Principal
Amount      Description                                            Market Value
-------------------------------------------------------------------------------
    710,000 Federal National Mortgage                             $     707,338
            Association Pool TBA, 6.50%,
            04/14/2029 (Note E, below)
                                                                  -------------
Total Mortgage Pass-Throughs (Cost $1,250,274)                        1,257,668
                                                                  -------------
-------------------------------------------------------------------------------
INVESTMENT SUMMARY
-------------------------------------------------------------------------------
Total Investments (Cost $128,944,461)                 99.22%       $128,854,480
(Note F, below)
Cash and Other Assets, Less Liabilities                0.78           1,016,402
                                                     ------        ------------
Net Assets (Equivalent to $12.54
per share based on 10,358,353
shares of capital stock outstanding)                 100.00%       $129,870,882
                                                     ======        ============
-------------------------------------------------------------------------------
LONG FUTURES CONTRACT
-------------------------------------------------------------------------------
                                                   Contract         Unrealized
Quantity  Description                               Amount         Appreciation
-------------------------------------------------------------------------------
101       U.S. 2 Year Treasury                   $21,108,469      $      81,015
          Note June 1999
                                                                  -------------
Total Long Futures Contract                                       $      81,015
                                                                  =============
-------------------------------------------------------------------------------
SHORT FUTURES CONTRACT
-------------------------------------------------------------------------------
                                                   Contract         Unrealized
Quantity  Description                               Amount         Depreciation
-------------------------------------------------------------------------------
38        U.S. 30 Year Treasury                   $4,559,945      $    (21,430)
          Bond June 1999
                                                                  -------------
Total Short Futures Contract                                      $    (21,430)
                                                                  =============
-------------------------------------------------------------------------------
(A) $400,000 principal amount pledged as collateral for futures transactions
(B) $10,700,000 principal amount segregated as collateral for futures transactions
(C) $900,000 principal amount segregated as collateral for when-issued security
(D) $6,550,000 principal amount segregated as collateral for futures transactions
(E) When-issued security
(F) At March 31, 1999 the cost basis of investment securities owned was substantially identical for both book and tax.

See Notes to Financial Statements.

14   Sanford C. Bernstein Fund, Inc.--1999 Semiannual Report

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


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


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

Sanford C. Bernstein Fund, Inc.

                               Semiannual Report
                                 March 31, 1999

                            Schedule of Investments
                            Stock Portfolios
                            ----------------------------------------------------
                            ----------------------------------------------------
                            ----------------------------------------------------
                            ----------------------------------------------------
                            ----------------------------------------------------



International Value
--------------------------------------------------------------------------------
Emerging Markets Value

                      [This page intentionally left blank]

Sanford C. Bernstein Fund, Inc.
Schedule of Investments
Bernstein International Value Portfolio
March 31, 1999 (Unaudited)

Shares              Description                                    Market Value*
--------------------------------------------------------------------------------
EQUITIES:                                                                 92.87%
--------------------------------------------------------------------------------
AUSTRALIA:                                                                 1.82%
--------------------------------------------------------------------------------
Broadcasting & Publishing
  7,069,515 PMP Communications Ltd.                                 $14,480,519
            (Note A, p. 6)

Building Materials
  1,775,380 Boral Ltd. (Note A, p. 6)                                 2,568,081

Energy Sources
  3,774,000 Caltex Australia Ltd. (Note A, p. 6)                      9,240,462

Paper & Forest Products
  4,299,793 Amcor Ltd. (Note A, p. 6)                                21,541,038

Real Estate
  4,134,000 Schroders Property Fund                                   6,344,214
 21,283,080 Westfield Trust                                          45,888,661
                                                                 --------------

Total Australian Stocks
(Cost $102,711,689)                                                 100,062,975
                                                                 --------------


--------------------------------------------------------------------------------
AUSTRIA:                                                                   0.70%
--------------------------------------------------------------------------------
Banking
    506,025 Bank Austria AG                                          30,147,372

Food & Household Products
     64,891 Brau-Union Goess-Reinighaus                               3,388,890
            (Note A, p. 6)
      9,160 Oesterreichische                                            415,978
            Brau-Beteiligungs AG

Metal-Steel
    152,067 Voest-Alpine Stahl AG                                     4,720,566
                                                                 --------------

Total Austrian Stocks
(Cost $49,105,552)                                                   38,672,806
                                                                 --------------


--------------------------------------------------------------------------------
CANADA:                                                                    3.59%
--------------------------------------------------------------------------------
Automobiles
    225,000 Magna International Inc. (Class A)                       12,967,870

Banking
  2,706,600 National Bank of Canada                                  39,536,621

Broadcasting & Publishing
    600,000 Quebecor Printing Inc.                                   13,673,402
    542,400 Torstar Corp. (Class B)                                   6,288,175

Conglomerates
    260,000 Edperbrascan Corp. (Class A)                              3,083,140

Electrical & Electronics
    331,600 Celestica Inc. (Note B, p. 6)                            10,873,932
  1,186,500 C-MAC Industries Inc. (Note B, p. 6)                     19,847,052

Food & Household Products
    322,500 Saskatchewan Wheat Pool (Class B)                         1,976,234

Machinery & Engineering
    600,000 Finning International Inc.                                4,630,673

Metal-Steel
  2,717,000 Dofasco Inc.                                             35,458,695

Retail
  1,295,000 The Eaton Corp. (Note B, p. 6)                            2,410,699


Telecommunications
    200,000 BCE Inc.                                                  8,843,988

Utilities-Electric, Gas & Water
    956,750 NS Power Holdings Inc.                                   10,584,780
    217,380 Suncor Inc.                                               7,308,403
  1,020,000 Westcoast Energy Inc.                                    20,001,325
                                                                 --------------

Total Canadian Stocks
(Cost $195,328,910)                                                 197,484,989
                                                                 --------------

--------------------------------------------------------------------------------
FINLAND:                                                                   1.62%
--------------------------------------------------------------------------------
Food & Household Products
     96,700 Huhtamaki Oy (Note A, p. 6)                               3,450,375

Health & Personal Care
  1,769,500 Tamro Oy                                                  7,653,083

Insurance
    408,700 Sampo Insurance Co.-`A' Free                             12,815,292

Machinery & Engineering
    229,800 Rauma Oy (Note A, p. 6)                                   2,658,641
    788,900 Valmet Oy (Note A, p. 6)                                  9,084,425

Merchandising
    424,900 Kesko Ltd.                                                6,381,384

Paper & Forest Products
  4,570,600 Enso Oy `R' (Note A, p. 6)                               45,466,018

Telecommunications
    102,000 Sonera Group Oy (Note B, p. 6)                            1,698,427
                                                                 --------------

Total Finnish Stocks
(Cost $87,578,599)                                                   89,207,645
                                                                 --------------

--------------------------------------------------------------------------------
FRANCE:                                                                    9.83%
--------------------------------------------------------------------------------
Automobiles
     30,830 Peugeot S.A. (Note A, p. 6)                               4,440,211
  1,298,428 Renault S.A. (Note A, p. 6)                              45,810,057
     75,277 Sylea                                                     3,825,481

Banking
    410,000 Banque Nationale de Paris                                35,730,968
            (Note A, p. 6)
    272,347 Natexis (Note A, p. 6)                                   14,723,752
     60,415 Societe Generale (Note A, p. 6)                          11,627,615

Broadcasting & Publishing
     14,335 Metropole Television S.A.                                 2,324,957
            (Note A, p. 6)
    301,845 Television Francaise 1 (TF1)                             56,755,695
            (Note A, p. 6)

Building Materials
    225,333 Lafarge                                                  20,344,038


*See Note 1, page 22 in Notes to Financial Statements.


                                   Schedule of Investments--Stock Portfolios   1

Shares              Description                                     Market Value
--------------------------------------------------------------------------------

Business & Public Services
     33,584 Vivendi                                                  $8,275,660

Electrical & Electronics
    214,891 Alcatel Alsthom (Note A, p. 6)                           24,745,356

Energy Sources
     18,966 ESSO SAF                                                  1,526,744
    421,526 Societe Nationale Elf Aquitaine                          57,336,462

Health & Personal Care
    300,000 Rhone-Poulenc S.A.                                       13,591,305

Machinery & Engineering
    412,460 Vallourec                                                12,438,163

Merchandising
     16,817 Galeries Lafayette S.A.                                  17,456,036

Metal-Steel
  1,844,098 Usinor S.A. (Note A, p. 6)                               24,325,944

Real Estate
    200,014 Sefimeg                                                  13,084,034
    334,408 Simco                                                    29,287,854

Telecommunications
    520,000 France Telecom S.A. (Note A, p. 6)                       42,112,502

Textiles/Apparel
    293,000 Chargeurs S.A. (Note A, p. 6)                            15,621,708

Utilities-Electric, Gas & Water
    463,780 Suez Lyonnaise des Eaux                                  85,950,561
            (Note A, p. 6)                                        -------------

Total French Stocks
(Cost $467,945,566)                                                 541,335,103
                                                                  -------------

--------------------------------------------------------------------------------
GERMANY:                                                                  13.57%
-------------------------------------------------------------------------------
Automobiles
     32,000 Bayerische Motoren Werke AG                              21,002,188
            (Note A, p. 6)
    465,000 Phoenix AG                                                7,541,715

Banking
  3,114,730 Commerzbank (Note A, p. 6)                               93,288,059
    320,000 Deutsche Pfandbriefbank                                  28,354,685
  2,752,660 IKB Deutsche Industriebank                               54,466,509

Building Materials
     43,033 Dyckerhoff AG (Vorzug)                                   11,632,351

Business & Public Services
     54,010 Herlitz AG (Stamm) (Note B, p. 6)                         1,337,321
     75,500 Herlitz AG (Vorzug) (Note B, p. 6)                        1,551,052

Chemicals
  1,973,500 BASF AG (Note A, p. 6)                                   72,337,369
    372,700 Bayer AG (Note A, p. 6)                                  13,983,464

Electrical & Electronics
    774,300 Siemens AG (Stamm)                                       51,823,387

Food & Household Products
      6,250 Sudzucker AG (Stamm)                                      2,284,139
     16,475 Sudzucker AG (Vorzug)                                     5,860,669

Health & Personal Care
    622,660 Dragerwerk AG (Vorzug)                                    8,482,959
     96,176 Merck KGaA (Note A, p. 6)                                 3,327,688
      7,069 Wella AG (Stamm)                                          4,127,410

Insurance
    105,100 Hannover Rueckversicherungs AG                            8,863,867
     16,608 Mannheimer Aktiengesellschaft                             8,619,547

Machinery & Engineering
    231,050 Krones AG (Vorzug)                                        5,970,762
    432,010 MAN AG (Vorzug)                                           8,454,701

Merchandising
    696,114 Metro AG (Vorzug)                                        23,521,026

Non-Financial
    116,470 Grohe (Friedrich) AG (Vorzug)                            28,586,818

Telecommunications
    395,180 Deutsche Telekom AG (Note A, p. 6)                       16,130,127

Tires & Rubber
  3,760,000 Continental AG                                         93,099,899

Utilities-Electric, Gas & Water
  2,827,000 VEBA AG (Note A, p. 6)                                148,860,904
     42,060 Viag AG (Note A, p. 6)                                    23,234,378
                                                                 --------------

Total German Stocks
(Cost $715,339,770)                                                 746,742,994
                                                                 --------------


--------------------------------------------------------------------------------
HONG KONG:                                                                 1.53%
--------------------------------------------------------------------------------
Beverage & Tobacco
  9,000,000 Vitasoy International Holdings Ltd.                       2,613,072

Conglomerates
 10,424,500 Jardine Strategic Holdings Ltd.                          17,617,405

Electrical & Electronics
 11,486,000 QPL International Holdings Ltd.                             592,864
            (Note B, p. 6)

Financial Services
  3,906,000 Liu Chong Hing Investment Ltd.                            2,671,372

Real Estate
 25,873,000 Amoy Properties Ltd. (Note A, p. 6)                      22,536,002
  9,000,000 Great Eagle Holdings (Note A, p. 6)                      11,381,379
    622,000 Hang Lung Development Co., Ltd.                             754,475
  6,474,000 Tai Cheung Holdings                                       1,520,444

Transportation-Shipping
  7,434,000 Orient Overseas International Ltd.                        1,314,224

Utilities-Electric, Gas & Water
  4,800,000 CLP Holdings Ltd.                                        23,041,487
                                                                 --------------

Total Hong Kong Stocks
(Cost $93,575,430)                                                   84,042,724
                                                                 --------------


--------------------------------------------------------------------------------
ITALY:                                                                    11.00%
--------------------------------------------------------------------------------
Automobiles
 23,721,568 Magneti Marelli S.p.A. ORD                               34,395,217
            (Note A, p. 6)

Banking
 23,392,000 Banca Commerciale Italiana                              192,198,362
            (Note A, p. 6)
  1,819,200 Banca Popolare di Bergamo                                46,205,039
            (Note A, p. 6)


2  Sanford C. Bernstein Fund, Inc.--1999 Semiannual Report

Shares              Description                                     Market Value
--------------------------------------------------------------------------------

  5,522,000 Banca Popolare di Milano                                $51,341,699
            (Note A, p. 6)

Chemicals
  4,905,000 Montefibre S.p.A. ORD (Note A, p. 6)                      2,904,212
    740,000 Montefibre S.p.A. RNC                                       458,472

Conglomerates
  1,364,000 IFIL Finanziaria di Partecipazioni                        5,390,482
            S.p.A. ORD (Note A, p. 6)
  4,400,000 IFIL Finanziaria di Partecipazioni                       10,961,274
            S.p.A. RNC (Note A, p. 6)
    352,500 Italmobiliare S.p.A. ORD                                  9,433,225
    400,000 Italmobiliare S.p.A. RNC (Note A, p. 6)                   6,828,739

Energy Sources
 12,702,580 ENI S.p.A. (Note A, p. 6)                                81,446,516

Insurance (Non-Life)
    949,000 Unipol S.p.A. RNC (Note A, p. 6)                          2,656,588

Telecommunications
  8,503,055 Telecom Italia S.p.A. ORD                                90,477,398
            (Note A, p. 6)
 11,910,673 Telecom Italia S.p.A. RNC                                70,947,150
            (Note A, p. 6)
                                                                 --------------

Total Italian Stocks
(Cost $332,819,982)                                                 605,644,373
                                                                 --------------


-------------------------------------------------------------------------------
JAPAN:                                                                    31.50%
-------------------------------------------------------------------------------
Appliances & Household Durables
  6,147,000 Matsushita Electric Industrial                          119,913,608
            Co., Ltd. (Note A, p. 6)

Automobiles
    200,000 Aisin Seiki Co., Ltd. (Note A, p. 6)                      1,942,321

Banking
    413,490 Bank of Iwate                                            17,808,546
     26,000 Bank of Kyoto                                               115,273
  1,474,000 Biwako Bank                                               4,294,473
  1,146,000 Eighteenth Bank Ltd. (Note A, p. 6)                       5,487,328
  3,381,000 Higo Bank (Note A, p. 6)                                 14,247,511
  1,819,000 Hyakugo Bank (Note A, p. 6)                               7,450,196
     22,000 Hyakujushi Bank                                             125,964
  2,896,000 Kagoshima Bank (Note A, p. 6)                            11,983,617
    122,200 Kita-Nippon Bank, Ltd.                                    6,119,546
  1,700,000 Michinoku Bank                                            8,742,980
 20,800,000 Mitsui Trust & Banking Co., Ltd.                         30,739,349
            (Note A, p. 6)
  1,961,120 Miyazaki Bank (Note A, p. 6)                              7,253,900
    651,000 Nanto Bank                                                3,556,956
  1,733,000 Oita Bank (Note A, p. 6)                                  9,000,507
 11,650,000 Sakura Bank (Note A, p. 6)                               35,319,427
     65,000 San-in Godo Bank, Ltd.                                      419,372
  6,078,000 Toho Bank (Note A, p. 6)                                 21,711,725
        300 Yamagata Bank                                                 1,393

Beverage & Tobacco
     15,000 Chukyo Coca-Cola Bottling Co., Ltd.                         158,088
    422,000 Hokkaido Coca-Cola Bottling Co., Ltd.                     4,454,672
  1,340,000 Kinki Coca-Cola Bottling Co., Ltd.                       18,185,027
            (Note A, p. 6)
         40 Kita Kyushu Coca-Cola Bottling                                1,692
            Co., Ltd.
    687,000 Shikoku Coca-Cola Bottling                               10,442,934
            Co., Ltd. (Note A, p. 6)

Broadcasting & Publishing
  1,323,700 Asatsu Inc. (Note A, p. 6)                                37,112,561

Business & Public Services
    854,000 Toppan Printing Co., Ltd. (Note A, p. 6)                  11,185,694

Chemicals
  1,393,000 Kansai Paint Co., Ltd. (Note A, p. 6)                      3,693,806

Construction & Housing
  5,681,400 Daito Trust Construction Co., Ltd.                        59,685,526
            (Note A, p. 6)
  5,977,000 Sekisui House Ltd. (Note A, p. 6)                         63,598,530

Cosmetics & Toiletries
  3,353,000 Lion Corp. (Note A, p. 6)                                 12,657,104

Electrical & Electronics
  7,145,000 Hitachi Ltd. (Note A, p. 6)                               52,916,986
  1,122,000 Mitsubishi Electric Corp. (Note A, p. 6)                   3,752,160
  8,500,000 Sharp Corp.                                               89,726,808
  2,168,000 Taiyo Yuden Co., Ltd. (Note A, p. 6)                      28,103,534

Energy Sources
  2,967,000 General Sekiyu Group (Note A, p. 6)                        9,521,260

Financial Services
  3,077,000 Daiwa Securities Co., Ltd.                                16,500,401
            (Note A, p. 6)
  3,253,000 Nikko Securities Co., Ltd.                                15,109,150
            (Note A, p. 6)

Food & Household Products
  1,574,400 Ezaki Glico Co., Ltd.                                      9,493,068

Health & Personal Care
  6,699,000 Chugai Pharmaceutical Co., Ltd.                           77,390,803
            (Note A, p. 6)
  1,135,000 Daiichi Pharmaceutical Co., Ltd.                          19,074,019
            (Note A, p. 6)
  1,315,000 Kissei Pharmaceutical Co., Ltd.                           26,652,029

Insurance (Non-Life)
  5,247,900 Chiyoda Fire & Marine (Note A, p. 6)                      18,126,007
  6,653,000 Dai-Tokyo Fire & Marine (Note A, p. 6)                    23,765,730
  3,168,000 Koa Fire & Marine (Note A, p. 6)                           9,524,199
  6,402,000 Nippon Fire & Marine (Note A, p. 6)                       20,328,100

Leisure
    770,200 Heiwa Corp.                                               12,260,499
     90,300 Sankyo Co., Ltd. (Note A, p. 6)                            2,676,629

Machinery & Engineering
  5,114,000 Makita Corp.                                              57,050,154
 12,050,000 Mitsubishi Heavy Industries, Ltd.                         54,442,004
    961,000 Sintokogio (Note A, p. 6)                                  2,751,163

Merchandising
  2,162,700 Aoki International Co., Ltd.                              10,958,240
            (Note A, p. 6)



                                    Schedule of Investments--Stock Portfolios  3

Shares              Description                                     Market Value
--------------------------------------------------------------------------------


  2,995,700 Aoyama Trading Co., Ltd.                                 $80,954,608
            (Note A, p. 6)
  3,842,000 Canon Sales Co., Inc. (Note A, p. 6)                      60,185,871
  1,037,300 Deodeo Corp. (Note A, p. 6)                               10,730,841
  1,167,000 Laox Co., Ltd. (Note A, p. 6)                              8,869,653

Metal-Steel
  5,013,000 Kurimoto Ltd. (Note A, p. 6)                              14,224,279
  2,916,000 Maruichi Steel Tube Ltd.                                  36,076,003
 12,165,000 Nisshin Steel Co., Ltd. (Note A, p. 6)                    13,868,809
  2,709,400 Tokyo Steel Manufacturing Co., Ltd.                       12,996,151
    514,000 Toyo Seikan Kaisha, Ltd.                                  11,090,402
  1,029,000 Yamato Kogyo Co., Ltd.                                     5,900,359
  6,420,000 Yodogawa Steel Works Ltd.                                 24,668,327
            (Note A, p. 6)


Miscellaneous Materials
  2,709,000 Yamamura Glass Co., Ltd.                                   4,095,013
            (Note A, p. 6)

Multi-Industry
 19,000,000 Itochu Corp. (Note A, p. 6)                               39,471,351
 16,591,000 Marubeni Corp. (Note A, p. 6)                             31,524,511
  5,000,000 Sumitomo Corp.                                            32,808,343

Real Estate
  6,377,000 Daiwa Kosho Lease Co., Ltd.                               23,426,044
            (Note A, p. 6)
  1,046,000 TOC Co.                                                    7,950,006

Textiles/Apparel
  2,453,000 Tokyo Style Co., Ltd. (Note A, p. 6)                     24,858,337

Transportation-Road & Rail
  4,147,000 Seino Transportation Co., Ltd.                           24,514,631
            (Note A, p. 6)

Transportation-Shipping
  8,436,000 Kawasaki Kisen Kaisha Ltd.                               16,599,147
            (Note A, p. 6)
 17,398,000 Mitsui O.S.K. Lines Ltd.                                 35,849,444
            (Note A, p. 6)
  5,887,000 Nippon Yusen Kabushiki Kaisha                            23,366,043
            (Note A, p. 6)

Utilities-Electric, Gas & Water
  1,005,600 Chugoku Electric Power Co., Inc.                         15,965,274
            (Note A, p. 6)
  1,125,400 Hokkaido Electric Power Co., Inc.                        17,011,916
            (Note A, p. 6)
  3,779,700 Kyushu Electric Power Co., Inc.                          59,050,331
            (Note A, p. 6)
    299,800 Shikoku Electric Power Co., Inc.                          4,683,782
    367,400 Tohoku Electric Power Co., Inc.                           5,587,868
                                                                 --------------

Total Japanese Stocks
(Cost $1,985,770,607)                                             1,733,859,913
                                                                 --------------


-------------------------------------------------------------------------------
MALAYSIA (Note D, p. 6):                                                   0.31%
-------------------------------------------------------------------------------
Automobiles
  1,000,000 Oriental Holdings Berhad                                  1,263,158

Conglomerates
  6,978,800 Malaysia Mining Corp. Berhad                              2,909,058


Financial Services
  9,501,812 Commerce Asset Holding Berhad                             7,881,503

Leisure
  1,637,000 Berjaya Land Berhad                                         423,897

Miscellaneous Materials
  4,000,000 Golden Hope Plantations Berhad                            2,273,684

Telecommunications
  6,737,000 Technology Resources Industries                           1,872,177
            Berhad

Transportation-Airlines
  1,100,000 Malaysian Airline System Berhad                             347,368
                                                                 --------------

Total Malaysian Stocks
(Cost $22,209,463)                                                   16,970,845
                                                                 --------------


--------------------------------------------------------------------------------
NORWAY:                                                                    1.93%
--------------------------------------------------------------------------------
Banking
  1,369,100 Christiania Bank OG (Note A, p. 6)                        5,353,725
  1,459,050 Sparebanken (Note A, p. 6)                               28,338,405

Energy Sources
    765,000 Norsk Hydro A.S.A. (Note A, p. 6)                        31,202,253
  2,153,350 Saga Petroleum A.S.A.                                    23,560,543

Paper & Forest Products
    540,000 Norske Skogindustrier A.S.A.                             17,620,096
                                                                 --------------

Total Norwegian Stocks
(Cost $109,080,580)                                                 106,075,022
                                                                 --------------


-------------------------------------------------------------------------------
SINGAPORE:                                                                 2.31%
-------------------------------------------------------------------------------
Banking
  1,300,000 Development Bank of Singapore                             9,863,887
            Ltd. (Foreign) (Note A, p. 6)
  5,578,000 Overseas Union Bank Ltd. (Foreign)                       19,707,964
            (Note A, p. 6)
  4,000,000 United Overseas Bank Ltd.                                25,021,720
            (Foreign)

Electrical & Electronics
  1,222,200 Creative Technology Ltd.                                 13,978,912

Machinery & Engineering
  4,315,000 Keppel Fels Ltd.                                          7,647,785

Multi-Industry
 15,210,150 Natsteel Ltd.                                            15,945,770

Real Estate
 13,840,000 Keppel Land Ltd.                                         16,433,246
  8,657,000 Singapore Land Ltd.                                      18,853,357
                                                                 --------------

Total Singapore Stocks
(Cost $120,900,276)                                                 127,452,641
                                                                 --------------


-------------------------------------------------------------------------------
SPAIN:                                                                     2.56%
-------------------------------------------------------------------------------
Banking
  2,064,720 Argentaria S.A.                                          49,694,944

Construction & Housing
    227,455 Dragados Y Construcciones S.A.                            7,476,442


4  Sanford C. Bernstein Fund, Inc.--1999 Semiannual Report

Shares              Description                                     Market Value
--------------------------------------------------------------------------------

Energy Sources
    310,150 Repsol S.A. (Note A, p. 6)                              $15,996,171

Utilities-Electric, Gas & Water
  4,523,304 Union Electrica Fenosa S.A.                              67,640,037
            (Note A, p. 6)
                                                                 --------------

Total Spanish Stocks
(Cost $66,525,335)                                                  140,807,594
                                                                 --------------

--------------------------------------------------------------------------------
SWEDEN:                                                                    0.27%
--------------------------------------------------------------------------------

Appliances & Household Durables
    555,750 Electrolux AB (Class A)                                  11,029,739

Paper & Forest Products
     25,000 Svenska Cellulosa AB (Note A, p. 6)                         543,346

Real Estate
    253,190 Tornet Fastighets AB                                      3,452,731
                                                                 --------------

Total Swedish Stocks
(Cost $7,084,266)                                                    15,025,816
                                                                 --------------


-------------------------------------------------------------------------------
UNITED KINGDOM:                                                           10.33%
-------------------------------------------------------------------------------
Automobiles
  4,633,398 Lex Service plc                                          30,782,746

Broadcasting & Publishing
  4,196,500 Mirror Group plc                                         14,295,771
  1,032,900 Newsquest plc                                             6,462,014
  4,549,267 Trinity plc                                              38,633,592

Chemicals
    950,000 Imperial Chemical Industries plc                          8,512,449

Conglomerates
  2,472,170 BTR plc                                                  10,886,318
  1,664,900 Powell Duffryn plc                                       11,733,033

Construction & Housing
  1,009,567 Fairview Holdings plc                                     1,972,234
  1,778,658 George Wimpey plc                                         4,494,121
 16,204,367 Tarmac plc                                               27,666,254

Energy Sources
  1,719,119 Premier Oil plc                                             388,572
  5,179,400 Shell Transport & Trading Co., plc                       34,849,213

Food & Household Products
 11,102,960 Hazlewood Foods plc                                      23,482,698
  2,019,134 Hillsdown Holdings plc                                    2,673,110
    928,284 Terranova Foods plc                                       2,008,277
  2,173,209 United Biscuits plc                                       6,631,339

Health & Personal Care
 15,674,599 Smith & Nephew plc                                       38,466,081

Insurance
  4,615,809 CGU plc                                                  72,584,636
  6,251,098 Royal & Sun Alliance Insurance                           59,040,508
            Group plc
  1,444,162 Sun Life & Provincial Holdings plc                       11,891,154

Merchandising
  5,081,600 Somerfield plc                                           26,048,464

Metal-Steel
  4,143,900 British Steel plc                                         8,496,712

Textiles/Apparel
  2,250,000 Courtauld Textiles                                        5,630,567

Utilities-Electric, Gas & Water
  3,819,660 Anglian Water plc                                        46,867,977
  1,718,379 Hyder plc                                                21,778,428
  3,405,117 Pennon Group plc                                         52,391,744
                                                                 --------------

Total United Kingdom Stocks
(Cost $487,669,521)                                                 568,668,012
                                                                 --------------

Total Equities
(Cost $4,843,645,546)                                             5,112,053,452
                                                                 --------------


-------------------------------------------------------------------------------
REPURCHASE AGREEMENT:                                                      4.24%
-------------------------------------------------------------------------------
233,309,000 State Street Bank & Trust Co.,                          233,309,000
            Repurchase Agreement,
            Dated 03/31/1999, 4.78%,
            maturing 04/01/1999 for $233,339,979,
            collateral 105,310,000 principal
            amount U.S. Treasury Bond,
            8.00%, 11/15/2021,
            value $237,983,832
                                                                 --------------

Total Repurchase Agreement
(Cost $233,309,000)                                                 233,309,000
                                                                 --------------


-------------------------------------------------------------------------------
INVESTMENT SUMMARY
--------------------------------------------------------------------------------

Total Investments (Cost $5,076,954,546)           97.11%         $5,345,362,452
(Note E, p. 6)

Cash and Other Assets, Less Liabilities            2.89             159,153,069
(Note F, p. 6)                                   ------          --------------

Net Assets (Equivalent to $18.46
per share based on 298,239,811
shares of capital stock outstanding)             100.00%         $5,504,515,521
                                                 ======          ==============



                                    Schedule of Investments--Stock Portfolios  5

--------------------------------------------------------------------------------
LONG STOCK INDEX FUTURES CONTRACTS
--------------------------------------------------------------------------------
                                     Contract            Unrealized
Quantity   Description                Amount            Appreciation
--------------------------------------------------------------------------------
1,400      British Pound FT-SE     $52,084,825           $2,676,328
           June 1999
500        Canadian TSE 35          60,979,393              108,716
           June 1999
1,000      Japanese TOPIX           89,839,432           16,312,660
           June 1999
                                                       ------------
Total Long Stock Index Futures Contracts               $ 19,097,704
                                                       ------------


--------------------------------------------------------------------------------
FOREIGN CURRENCIES
--------------------------------------------------------------------------------
Quantity          Description                     Market Value
--------------------------------------------------------------------------------

1,821,411       Australian Dollar                 $ 1,155,048
5,204,002       British Pound                       8,401,858
4,249,333       Canadian Dollar                     2,815,060
22,539,733      Euro                               24,371,073
32,285,453      Hong Kong Dollar                    4,166,134
3,760,614,793   Japanese Yen                       31,757,926
602,553         Malaysian Ringgit (Note D, below)     126,853
1,145,650       Norwegian Krone                       148,343
497,721         Singapore Dollar                      288,283
440,449         Swedish Krona                          53,628
99              Swiss Franc                                67
                                                  -----------
Total Foreign Currencies                          $73,284,273
                                                  ===========

--------------------------------------------------------------------------------

(A) Represents entire or partial security position out on loan or securities contractually obligated to be loaned at a future date.

(B)  Non-income-producing security

(C)  Explanation of abbreviations:
     Vorzug-German Preference Share
     Stamm-German Ordinary Share
     ORD-Italian Ordinary Share
     RNC-Italian Savings Share

(D)  Fair-valued security (See Note 1A of the Notes to Financial Statements)

(E) At March 31, 1999, the cost basis of investment securities owned was substantially identical for both book and tax.

(F) Includes $4,269,294 (Canadian dollars), $6,857,344 (British pounds) and $6,847,313 (Japanese yen) U.S. dollar equivalent pledged as collateral for futures transactions

(G)  Allocation of assets by industry as of March 31, 1999:

     Appliances & Household Durables               2.38%
     Automobiles                                   2.98
     Banking                                      16.71
     Beverage & Tobacco                            0.65
     Broadcasting & Publishing                     3.45
     Building Materials                            0.63
     Business & Public Services                    0.41
     Chemicals                                     1.85
     Conglomerates                                 1.43
     Construction & Housing                        3.00
     Cosmetics &Toiletries                         0.23
     Electrical & Electronics                      5.38
     Energy Sources                                4.81
     Financial Services                            0.77
     Food & Household Products                     1.12
     Health & Personal Care                        3.61
     Insurance                                     3.16
     Insurance (Non-Life)                          1.35
     Leisure                                       0.28
     Machinery & Engineering                       3.00
     Merchandising                                 4.45
     Metal-Steel                                   3.48
     Miscellaneous Materials                       0.12
     Multi-Industry                                2.18
     Non-Financial                                 0.52
     Paper & Forest Products                       1.55
     Real Estate                                   3.65
     Retail                                        0.04
     Telecommunications                            4.22
     Textiles/Apparel                              0.84
     Tires & Rubber                                1.69
     Transportation-Airlines                       0.01
     Transportation-Road & Rail                    0.44
     Transportation-Shipping                       1.40
     Utilities-Electric, Gas & Water              11.08
     Repurchase Agreement                          4.24
     Cash and Other Assets, Less Liabilities       2.89
                                                 ------
     Total                                       100.00%
                                                 ======

     See Notes to Financial Statements.


6  Sanford C. Bernstein Fund, Inc.--1999 Semiannual Report

                        Sanford C. Bernstein Fund, Inc.
                            Schedule of Investments
                   Bernstein Emerging Markets Value Portfolio
                           March 31, 1999 (Unaudited)

--------------------------------------------------------------------------------
Shares                         Description                         Market Value*
--------------------------------------------------------------------------------
EQUITIES:                                                                 97.92%
--------------------------------------------------------------------------------
ARGENTINA:                                                                 6.59%
--------------------------------------------------------------------------------
Beverage & Tobacco
    295,082 Nobleza Piccardo S.A.I.C.                                 $  930,164

Energy Sources
  2,040,000 Central Costanera S.A. (Class B)                           5,307,742
    236,000 YPF S.A.                                                   7,462,861
     60,000 YPF S.A. ADR                                               1,893,750

Financial Services
    361,136 Bansud S.A. (Class B) (Note B, p. 11)                        957,686

Food & Household Products
    650,000 Garovaglio y Zorraquin S.A.                                  565,899
            (Note B, p. 11)

Metal-Steel
  3,342,088 Siderca S.A.I.C.                                           3,678,890


Real Estate
    625,953 IRSA Inversiones y                                         1,641,154
            Representaciones S.A.
      3,765 IRSA Inversiones y                                            99,302
            Representaciones S.A. GDR

Utilities-Electric, Gas & Water
  5,557,440 Astra Cia Argentina de Petroleo S.A.                       7,007,315
  1,943,759 Central Puerto S.A. (Note C, p. 11)                        4,746,118
                                                                      ----------

Total Argentine Stocks
(Cost $40,201,800)                                                    34,290,881
                                                                      ----------
--------------------------------------------------------------------------------
BRAZIL:                                                                    6.90%
--------------------------------------------------------------------------------
Appliances & Household Durables
 40,820,000 Brasmotor S.A. (PFD)                                       3,094,227

Banking
545,242,478 Banco Bradesco S.A. (PFD)                                  2,924,916

Energy Sources
    106,400 Centrais Geradoras do Sul do                                 399,000
            Brasil S.A. ADR (Note B, p. 11)

Financial Services
  5,406,000 Itausa Investimentos Itau S.A.                             2,773,924

Food & Household Products
173,026,676 Ceval Alimentos S.A. (Note B, p. 11)                         281,484

Metal-Steel
 67,700,000 Companhia Siderurgica de Tubarao                             384,883
            (PFD) (Class B)
  4,714,293 Gerdau Metalurgica S.A.                                       62,949
 83,558,114 Gerdau Metalurgica S.A. (PFD)                              1,427,553
191,486,156 Gerdau S.A. (PFD)                                          1,976,271

Miscellaneous Materials
173,026,676 Seara Alimentos S.A. (Note B, p. 11)                          69,614

--------------------------------------------------------------------------------
Shares                         Description                          Market Value
--------------------------------------------------------------------------------
Paper & Forest Products
    952,000 Companhia Suzano de Papel e                              $   521,796
            Celulose (PFD)
293,663,014 Votorantim Celulose Papel S.A. (PFD)                       4,691,759

Utilities-Electric, Gas & Water
  1,064,000 Centrais Eletricas Brasileiras ADR                        10,108,000
175,000,000 Companhia Energetica de Minas                              3,913,265
            Gerais (PFD)
663,100,000 Companhia Paranaense de Energia                            3,282,635
                                                                      ----------

Total Brazilian Stocks
(Cost $42,860,598)                                                    35,912,276
                                                                      ----------
--------------------------------------------------------------------------------
CHILE:                                                                     3.98%
--------------------------------------------------------------------------------
Banking
    324,500 Banco BHIF S.A. ADR                                        3,326,125

Beverage & Tobacco
    371,000 Compania Cervecerias Unidas S.A.                           8,092,437
            ADR

Energy Sources
    374,959 Gener S.A. ADR                                             6,889,872

Food & Household Products
    124,500 Cristalerias de Chile ADR                                  1,789,688

Multi-Industry
     60,000 Quinenco S.A. ADR                                            596,250
                                                                      ----------

Total Chilean Stocks
(Cost $21,902,575)                                                    20,694,372
                                                                      ----------

--------------------------------------------------------------------------------
CHINA:                                                                     2.52%
--------------------------------------------------------------------------------
Appliances & Household Durables
  3,700,000 Guangdong Kelon Electrical                                 2,721,466
            Holdings Co., Ltd.

Chemicals
 56,100,000 Jilin Chemical Industrial Co., Ltd.                        2,823,279
            (Note C, p. 11)
 13,600,000 Shanghai Petrochemical Co., Ltd.                           1,526,808
            (Note B, p. 11)

Energy Sources
 14,102,000 Harbin Power Equipment Co., Ltd.                             673,300
  6,330,000 Yanzhou Coal Mining Co., Ltd.                              1,053,707

Utilities-Electric, Gas & Water
 433,000 Huaneng Power International Inc.,                             4,302,937
            Ltd. ADR (Note B, p. 11)
                                                                      ----------

Total Chinese Stocks
(Cost $26,061,754)                                                    13,101,497
                                                                      ----------

--------------------------------------------------------------------------------
GREECE:                                                                    4.61%
--------------------------------------------------------------------------------
Banking
    105,000 Commercial Bank of Greece S.A.                            16,436,174

Metal-Steel
     19,610 Aluminum of Greece S.A.                                    1,287,693

*See Note 1, page 22 in Notes to Financial Statements.


                                  Schedule of Investments--Stock Portfolios    7

--------------------------------------------------------------------------------
Shares                         Description                          Market Value
--------------------------------------------------------------------------------
Telecommunications
    140,000 Hellenic Telecommunication                               $ 3,405,631
            Organization S.A.
    241,700 Hellenic Telecommunication                                 2,876,230
            Organization S.A. ADR
            (Note B, p. 11)
                                                                      ----------

Total Greek Stocks
(Cost $16,586,629)                                                    24,005,728
                                                                      ----------

--------------------------------------------------------------------------------
HONG KONG:                                                                 2.75%
--------------------------------------------------------------------------------
Beverage & Tobacco
  3,400,000 Vitasoy International Holdings Ltd.                          987,160

Conglomerates
    672,000 Jardine Strategic Holdings Ltd.                            1,135,680

Real Estate
  6,097,000 Amoy Properties Ltd.                                       5,310,633
    716,000 Hang Lung Development Co., Ltd.                              868,495

Utilities-Electric, Gas & Water
  1,250,000 CLP Holdings Ltd.                                          6,000,387
                                                                      ----------

Total Hong Kong Stocks
(Cost $14,383,462)                                                    14,302,355
                                                                      ----------

--------------------------------------------------------------------------------
INDIA:                                                                     3.68%
--------------------------------------------------------------------------------
Automobiles
    572,200 Ashok Leyland Ltd.                                           573,211
    310,000 Ashok Leyland Ltd. GDR                                       852,500
    525,000 Tata Engineering & Locomotive                              2,093,813
            Co., Ltd.

Chemicals
  1,171,400 Indo Gulf Fertilisers & Chemicals                            599,161
            Corp., Ltd.
    730,000 Indo Gulf Fertilisers & Chemicals                            365,000
            Corp., Ltd. GDR
    285,000 Indo Gulf Fertilisers & Chemicals                            135,375
            Corp., Ltd. GDR, Rule 144A
  1,254,900 Southern Petrochemical Industries                            628,559
            Corp., Ltd.
  1,049,000 Southern Petrochemical Industries                          3,251,900
            Corp., Ltd. GDS

Financial Services
  1,859,150 Industrial Credit & Investment                             2,022,387
            Corp. of India Ltd.
     17,000 Industrial Credit & Investment                               105,825
            Corp. of India Ltd. GDR
    153,000 Industrial Credit & Investment                               952,425
            Corp. of India Ltd. GDR, Rule 144A

Health & Personal Care
    578,950 Cheminor Drugs Ltd.                                        3,834,648

Utilities-Electric, Gas & Water
  1,092,000 BSES Ltd.                                                  3,732,234
                                                                      ----------

Total Indian Stocks
(Cost $30,311,885)                                                    19,147,038
                                                                      ----------

--------------------------------------------------------------------------------
Shares                         Description                          Market Value
--------------------------------------------------------------------------------
INDONESIA:                                                                 2.61%
--------------------------------------------------------------------------------
Automobiles
 16,001,000 PT Gajah Tunggal (Note B, p. 11)                         $   323,720

Chemicals
 29,596,000 PT Indorama Synthetics (Note B, p. 11)                     3,507,040

Food & Household Products
 12,403,500 PT Sinar Mas Agro Resources &                              1,971,655
            Technology Corp. (Note B, p. 11)

Paper & Forest Products
    656,500 Asia Pulp & Paper Co., Ltd. ADR                            5,498,187
            (Note B, p. 11)

Telecommunications
  1,680,500 PT Indosat                                                 2,239,048
      5,500 PT Indosat ADR                                                71,156
                                                                      ----------

Total Indonesian Stocks
(Cost $31,549,134)                                                    13,610,806
                                                                      ----------

--------------------------------------------------------------------------------
ISRAEL:                                                                    7.14%
--------------------------------------------------------------------------------
Banking
  2,700,000 Bank Leumi Le-Israel                                       4,793,355
  4,203,338 Israel Discount Bank (Note B, p. 11)                       4,341,677

Electrical & Electronics
    556,991 Israel Electric Wire & Cable                               1,807,563
    195,000 Tecnomatix Technologies Ltd.                               2,583,750
            (Note B, p. 11)

Financial Services
     43,000 PEC Israel Economic Corp. ADR                              1,295,375
            (Note B, p. 11)

Health & Personal Care
    401,700 Elscint Ltd. (Note B, p. 11)                               4,619,550

Multi-Industry
  1,999,527 Israel Land Development                                   10,872,796
            (Note C, p. 11)
      8,500 Israel Land Development ADR                                  131,750
            (Note C, p. 11)

Telecommunications
    570,000 Bezeq The Israeli Telecommunication                        2,350,793
            Corp., Ltd. (Note B, p. 11)

Textiles/Apparel
  2,913,527 Kitan Consolidated Ltd. (Note B, p. 11)                    4,362,206
                                                                      ----------

Total Israeli Stocks
(Cost $29,658,104)                                                    37,158,815
                                                                      ----------

--------------------------------------------------------------------------------
MALAYSIA (Note D, p. 11):                                                  7.33%
--------------------------------------------------------------------------------
Automobiles
  3,220,560 Oriental Holdings Berhad                                   4,068,075
  2,696,000 Tan Chong Motor Berhad                                       527,849

Building Materials
  4,659,500 Cement Industries of Malaysia                              1,697,039
            Berhad

Conglomerates
 15,581,800 Malaysia Mining Corp. Berhad                               6,495,150

8    Sanford C. Bernstein Fund, Inc.--1999 Semiannual Report

--------------------------------------------------------------------------------
Shares                         Description                          Market Value
--------------------------------------------------------------------------------
Construction & Housing
  2,000,000 YTL Corp. Berhad                                         $ 1,987,368

Financial Services
 13,867,000 Commerce Asset Holding Berhad                             11,502,312

Leisure
  4,602,000 Berjaya Land Berhad                                        1,191,676

Miscellaneous Materials
  6,210,000 Golden Hope Plantations Berhad                             3,529,895
  1,822,000 Kuala Lampur Kepong Berhad                                 1,825,836

Real Estate
  2,101,000 Bolton Properties Berhad                                     424,623

Telecommunications
  4,752,000 Technology Resources Industries                            1,320,556
            Berhad

Transportation-Airlines
  3,159,000 Malaysian Airline System Berhad                              997,579

Utilities-Electric, Gas & Water
  2,174,000 Tenaga Nasional Berhad                                     2,563,032
                                                                      ----------

Total Malaysian Stocks
(Cost $69,452,133)                                                    38,130,990
                                                                      ----------

--------------------------------------------------------------------------------
MEXICO:                                                                    7.26%
--------------------------------------------------------------------------------
Chemicals
  3,648,200 Cydsa S.A.                                                 4,013,097

Financial Services
    150,000 Grupo Financiero Banamex S.A. de                             301,008
            C.V. (Note B, p. 11)
    552,000 Grupo Financiero Banamex S.A. de                           1,090,313
            C.V. (NVP)(Notes B & D, p. 11)
    700,000 Grupo Financiero Banorte S.A. de                             916,369
            C.V. (Note B, p. 11)

Food & Household Products
    494,000 Grupo Minsa S.A. de C.V. ADR                               2,100,241
            (Note B, p. 11)

Merchandising
  8,240,000 Controladora Comercial Mexicana                            8,103,215
            S.A. de C.V.
    102,250 Controladora Comercial Mexicana                            2,000,266
            S.A. de C.V. GDR

Metal-Nonferrous
    450,144 Grupo Mexico S.A. (NVP)                                    1,541,783

Metal-Steel
  1,442,000 Hylsamex S.A.                                              2,663,412

Telecommunications
    165,000 Telefonos de Mexico S.A.                                     539,136
    221,325 Telefonos de Mexico S.A. ADR                              14,496,788
                                                                      ----------

Total Mexican Stocks
(Cost $42,709,036)                                                    37,765,628
                                                                      ----------

--------------------------------------------------------------------------------
PHILIPPINES:                                                               6.85%
--------------------------------------------------------------------------------
Banking
  2,221,980 Philippine Commercial International                       12,557,771
            Bank
--------------------------------------------------------------------------------
Shares                         Description                          Market Value
--------------------------------------------------------------------------------
  869,927   Philippine National Bank                                 $ 1,201,060
            (Note B, p. 11)

Conglomerates
  8,659,820 First Philippine Holding Corp.                             6,704,377
            (Class B) (Note C, p. 11)
 74,880,000 JG Summit Holdings Inc.                                    6,763,355
            (Note B, p. 11)

Food & Household Products
 22,069,500 Universal Robina Corp.                                     3,986,748

Real Estate
 57,108,500 Robinson's Land Corp. - Series `B'                         3,301,240
            (Notes B & C, p. 11)

Transportation-Shipping
 43,030,000 William Gothong & Aboitiz                                  1,110,452
            (Note B, p. 11)
                                                                      ----------
Total Philippine Stocks
(Cost $41,577,271)                                                    35,625,003
                                                                     -----------

--------------------------------------------------------------------------------
PORTUGAL:                                                                  4.80%
--------------------------------------------------------------------------------
Banking
    200,450 Banco Pinto & Sotto Mayor S.A.                             3,959,775

Beverage & Tobacco
     17,600 UNICER-Uniao Cervejeira S.A.                                 374,891

Insurance
    518,000 Companhia de Seguros Imperio S.A.                          3,943,014
            (Note B, p. 11)

Paper & Forest Products
    397,000 Portucel Industrial-Empresa                                2,172,035
            Produtora de Celulose S.A.

Utilities-Electric, Gas & Water
    736,000 Electricidade de Portugal S.A.                            14,547,216
                                                                      ----------

Total Portuguese Stocks
(Cost $27,124,862)                                                    24,996,931
                                                                      ----------

--------------------------------------------------------------------------------
SINGAPORE:                                                                 3.82%
--------------------------------------------------------------------------------
Automobiles
  8,088,000 Tan Chong International Ltd.                               1,064,554

Banking
    900,000 Overseas Union Bank Ltd. (Foreign)                         3,179,843
    560,000 United Overseas Bank Ltd.                                  3,503,041
            (Foreign)

Electrical & Electronics
    300,000 Creative Technology Ltd.                                   3,431,250

Machinery & Engineering
  1,000,000 Keppel Fels Ltd.                                           1,772,372

Multi-Industry
  1,254,000 Keppel Corp. Ltd.                                          3,384,674

Real Estate
  1,500,000 Keppel Land Ltd.                                           1,781,060
    800,000 Singapore Land Ltd.                                        1,742,253
                                                                      ----------

Total Singapore Stocks
(Cost $16,038,521)                                                    19,859,047
                                                                      ----------

                                  Schedule of Investments--Stock Portfolios    9

--------------------------------------------------------------------------------
Shares                         Description                          Market Value
--------------------------------------------------------------------------------
SOUTH AFRICA:                                                              6.17%
--------------------------------------------------------------------------------
Automobiles
    872,300 Toyota South Africa Ltd.                                  $1,911,153

Banking
  1,565,362 ABSA Group Ltd.                                            7,494,329

Beverage & Tobacco
    471,800 Rembrandt Group Ltd.                                       3,392,014

Chemicals
  2,204,300 AECI Ltd.                                                  3,255,427

Insurance
    780,000 Sanlam Ltd. (Note B, p. 11)                                  675,977

Metal-Steel
 20,082,662 S.A. Iron & Steel Industrial                               5,051,832
            Corp., Ltd.

Mining
     83,424 AngloGold Ltd.                                             3,357,675
     17,385 AngloGold Ltd. ADR                                           339,007
    263,900 De Beers Consolidated Mines Ltd.                           5,096,620
      2,500 De Beers Consolidated Mines Ltd.                              47,344
            ADR

Multi-Industry
    100,000 Tongaat-Hulett Group Ltd.                                    579,381

Paper & Forest Products
    220,000 Sappi Ltd.                                                   931,878
                                                                      ----------

Total South African Stocks
(Cost $57,891,113)                                                    32,132,637
                                                                      ----------

--------------------------------------------------------------------------------
SOUTH KOREA:                                                               5.60%
--------------------------------------------------------------------------------
Banking
    836,262 Daegu Bank (Note B, p. 11)                                 2,664,861
    809,350 Kwang Ju Bank (Note B, p. 11)                              2,404,304
    671,940 Kyung Nam Bank (Note B, p. 11)                             1,757,887
    908,196 Pusan Bank (Note B, p. 11)                                 2,486,991

Beverage & Tobacco
     86,618 Hite Brewery Co., Ltd.                                     1,538,934

Chemicals
    409,848 Hyosung T&C Co., Ltd.                                      4,843,355

Energy Sources
     35,000 Ssangyong Oil Refining Co., Ltd.                             541,972

Metal-Steel
     55,000 Pohang Iron & Steel Co., Ltd.                              3,057,050

Multi-Industry
    890,310 Daewoo Corp.                                               2,862,488
    424,431 Samsung Corp.                                              2,902,181

Utilities-Electric, Gas & Water
     84,000 Korea Electric Power Corp.                                 2,026,406
     25,000 Kukdong City Gas Co., Ltd.                                   509,373
     60,000 Seoul City Gas Co., Ltd.                                   1,535,452
                                                                      ----------

Total South Korean Stocks
(Cost $27,323,933)                                                    29,131,254
                                                                      ----------
--------------------------------------------------------------------------------
Shares                         Description                          Market Value
--------------------------------------------------------------------------------
TAIWAN:                                                                    5.13%
--------------------------------------------------------------------------------
Building Materials
  3,685,500 Pacific Construction (Note B, p. 11)                      $1,089,694

Chemicals
  5,933,761 Far Eastern Textile                                        5,836,193
 15,329,520 Shinkong Synthetic Fibers Corp.                            7,168,731
            (Note B, p. 11)

Electrical & Electronics
  204,405 Teco Electric & Machinery Ltd. GDR                           1,778,323

Financial Services
  3,721,472 China Bills Finance Corp.                                  1,796,457
            (Note B, p. 11)
  1,586,250 Chung Hsing Bills Finance Corp.                              890,157
            (Note B, p. 11)
  2,018,940 International Bills Finance Corp.                          1,005,054
            (Note B, p. 11)

Food & Household Products
  4,069,867 Great Wall Enterprises Co.                                 1,602,407
            (Note B, p. 11)

Metal-Steel
  2,294,825 China Steel Corp. (Note B, p. 11)                          1,502,420
    306,992 China Steel Corp. GDS (Note B, p. 11)                      4,021,595
                                                                      ----------

Total Taiwanese Stocks
(Cost $30,839,706)                                                    26,691,031
                                                                      ----------

--------------------------------------------------------------------------------
THAILAND:                                                                  4.58%
--------------------------------------------------------------------------------
Banking
  4,295,000 Bangkok Bank Public Co., Ltd.                              8,806,151
            (Foreign) (Note B, p. 11)
  2,979,500 Thai Farmers Bank Public Co.,                              6,029,610
            Ltd. (Foreign) (Note B, p. 11)

Building Materials
  4,728,100 Thai-German Ceramic Industry Public                        1,082,723
            Co., Ltd. (Foreign) (Notes B & C, p. 11)

Financial Services
    276,000 Industrial Finance Corporation of                             86,353
            Thailand (Foreign)
  3,019,200 National Finance & Securities                                884,335
            Public Co., Ltd. (Foreign) (Note B, p. 11)

Food & Household Products
  1,552,300 Saha Pathana Inter-Holding Ltd.                              868,015
            (Foreign) (Note B, p. 11)

Insurance
    374,100 Ayudhya Insurance Public Co.,                              1,265,097
            Ltd. (Foreign)
    444,000 Bangkok Insurance Public Co.,                              2,009,852
            Ltd. (Foreign)

Telecommunications
 14,440,100 Jasmine International Public Co.,                          2,806,889
            Ltd. (Foreign) (Note B, p. 11)
                                                                      ----------

Total Thai Stocks
(Cost $45,442,551)                                                    23,839,025
                                                                      ----------

10    Sanford C. Bernstein Fund, Inc.--1999 Semiannual Report

--------------------------------------------------------------------------------
Quantity                          Description                       Market Value
--------------------------------------------------------------------------------
TURKEY:                                                                    5.60%
--------------------------------------------------------------------------------
Aerospace & Defense
 37,000,000 Aselsan Elektronik Sanayi Ve                             $   882,723
            Ticaret A.S. (Note B, below)

Automobiles
  6,000,000 Ford Otomotiv Sanayi A.S.                                  2,694,009

Banking
683,732,051 Yapi ve Kredi Bankasi A.S.                                12,646,431


Building Materials
 81,083,330 Baticim Bati Anadolu Cimento                               2,716,906
            Sanayii A.S.

Chemicals
 50,948,000 Sasa Sun'i Ve Sentetik Elyaf                               1,297,429

Food & Household Products
235,000,000 Arcelik A.S.                                               7,716,794

Multi-Industry
    204,000 Haci Omer Sabanci Holding A.S. ADR                         1,208,700
                                                                     -----------

Total Turkish Stocks
(Cost $26,295,357)                                                    29,162,992
                                                                     -----------

Total Equities
(Cost 638,210,424)                                                   509,558,306
                                                                     -----------
--------------------------------------------------------------------------------
RIGHTS--BRAZIL FINANCIAL SERVICES                                          0.00%
(Notes B & D, below)
--------------------------------------------------------------------------------
    123,599 Itausa-Investimentos Itau S.A.                                 1,261
            (Expiration 04/23/1999)
                                                                     -----------

Total Rights
(Cost $0)                                                                  1,261
                                                                     -----------
--------------------------------------------------------------------------------
WARRANTS--MALAYSIA REAL ESTATE                                             0.00%
(Notes B & D, below)
--------------------------------------------------------------------------------
     87,500 Bolton Properties Berhad                                       4,606
            (Expiration 09/15/2001)
                                                                     -----------

Total Warrants
(Cost $25,098)                                                             4,606
                                                                     -----------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENT:                                                      0.68%
--------------------------------------------------------------------------------
  3,535,000 State Street Bank & Trust Co.,                             3,535,000
            Repurchase Agreement,
            dated 03/31/1999, 4.78%,
            maturing 04/01/1999 for $3,535,469
            collateral 2,910,000 principal
            amount U.S. Treasury Bond,
            10.75%, 05/15/2003,
            value $3,608,400, and 5,000
            principal amount U.S. Treasury Bond,
            12.00%. 08/15/2013,
            value $7,350
                                                                     -----------

Total Repurchase Agreement
(Cost $3,535,000)                                                      3,535,000
                                                                     -----------

--------------------------------------------------------------------------------
INVESTMENT SUMMARY
--------------------------------------------------------------------------------
Total Investments (Cost $641,770,522)                      98.60%   $513,099,173
(Note E, below)

Cash and Other Assets, Less Liabilities                     1.40       7,305,268
                                                          ------    ------------
Net Assets (Equivalent to $13.87
per share based on 37,511,361
shares of capital stock outstanding)                      100.00%   $520,404,441
                                                          ======    ============

--------------------------------------------------------------------------------
FOREIGN CURRENCIES
--------------------------------------------------------------------------------
Quantity                       Description                          Market Value
--------------------------------------------------------------------------------

366,206                 Argentine Peso                                 $ 366,464
137,035                 Brazilian Real                                    79,904
12,291                  Euro                                              13,290
13,464,732              Greek Drachma                                     44,655
370,230                 Hong Kong Dollar                                  47,775
34,456,718              Indian Rupee                                     812,180
2,974,000,000           Indonesian Rupiah                                343,815
5,196,345               Israeli Shekel                                 1,290,232
2,310,991               Malaysian Ringgit (Note D, below)                486,524
101,210                 Mexican Peso                                      10,634
23,203,666              New Taiwan Dollar                                700,065
41,003,066              Philippine Peso                                1,058,146
88,487                  Singapore Dollar                                  51,252
1,890,777               South African Rand                               306,857
8,918,161               Thai Baht                                        237,469
23,461,768,825          Turkish Lira                                      62,893
                                                                      ----------
Total Foreign Currencies                                              $5,912,155
                                                                      ==========

--------------------------------------------------------------------------------
(A)   Explanation of abbreviations:
      ADR-American Depository Receipts
      GDR-Global Depository Receipts
      PFD-Preference Share
      GDS-Global Depository Share
      NVP-Non-Voting Preference
      Share
(B)   Non-income-producing security
(C)   Affiliated company (see Note 3B of the Notes to Financial Statements)
(D)   Fair-valued security (see Note 1A of the Notes to Financial Statements)
(E) At March 31, 1999, the cost basis of investment securities owned was substantially identical for both book and tax.

                                 Schedule Of Investments--Stock Portfolios    11

--------------------------------------------------------------------------------

(F)   Allocation of assets by industry as of March 31, 1999:
      Aerospace & Defense                                                  0.17%
      Appliances & Household Durables                                      1.12
      Automobiles                                                          2.71
      Banking                                                             19.31
      Beverage & Tobacco                                                   2.94
      Building Materials                                                   1.27
      Chemicals                                                            7.54
      Conglomerates                                                        4.05
      Construction & Housing                                               0.38
      Electrical & Electronics                                             1.85
      Energy Sources                                                       4.65
      Financial Services                                                   5.11
      Food & Household Products                                            4.01
      Health & Personal Care                                               1.62
      Insurance                                                            1.52
      Leisure                                                              0.23
      Machinery & Engineering                                              0.34
      Merchandising                                                        1.94
      Metal-Nonferrous                                                     0.30
      Metal-Steel                                                          4.83
      Mining                                                               1.70
      Miscellaneous Materials                                              1.04
      Multi-Industry                                                       4.33
      Paper & Forest Products                                              2.66
      Real Estate                                                          2.92
      Telecommunications                                                   5.79
      Textiles/Apparel                                                     0.84
      Transportation-Airlines                                              0.19
      Transportation-Shipping                                              0.21
      Utilities-Electric, Gas & Water                                     12.35
      Repurchase Agreement                                                 0.68
      Cash and Other Assets, Less Liabilities                              1.40
                                                                         -------
      Total                                                              100.00%
                                                                         =======

See Notes to Financial Statements.



12    Stanford C. Bernstein Fund, Inc.--1999 Semiannual Report

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